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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington			98402
(Address of principal executive offices)			(Zip code)

Deedra S. Walkey Secretary and Chief Legal Officer 909 A Street Tacoma, Washington 98402 253-439-3537
(Name and address of agent for service)

Registrant’s telephone number, including area code:		253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2006 to February 28, 2007

Item 1. Reports to Stockholders

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Balanced Fund – Class R

LS Growth Fund

LS Growth Fund – Class R

LS Income and Growth Fund

LS Income and Growth Fund – Class R

Semiannual Report

February 28, 2007

SSgA Life SolutionsSM Funds
Balanced Fund
Growth Fund

Income and Growth Fund

Semiannual Report

February 28, 2007 (Unaudited)

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA Life Solutions

Balanced Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,065.30	$1,023.31
Expenses Paid During Period *	$1.54	$1.51

* Expenses are equal to the Fund's expense ratio of 0.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,062.60	$1,020.53
Expenses Paid During Period *	$4.40	$4.31

* Expenses are equal to the Fund's expense ratio of 0.86% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Life Solutions Balanced Fund
3

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SSgA Life Solutions
Balanced Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 98.1%
Bonds - 33.0%
SSgA Bond Market Fund	2,666,956	26,323
Domestic Equities - 46.0%
SSgA Aggressive Equity Fund	2,379,368	12,087
SSgA Large Cap Growth Opportunities Fund	892,750	10,052
SSgA Large Cap Value Fund	738,867	8,815
SSgA S&P 500 Index Fund	247,799	5,742
		36,696
International Equities - 13.0%
SSgA International Growth Opportunities Fund	194,698	2,593
SSgA International Stock Selection Fund	558,684	7,777
		10,370

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 6.1%
SSgA Money Market Fund	4,837,275	4,837
Total Investments - 98.1% (identified cost $65,755)		78,226
Other Assets and Liabilities, Net - 1.9%		1,542
Net Assets - 100.0%		79,768

Presentation of Portfolio Holdings — February 28, 2007 (Unaudited)

Categories	% of Net Assets
Bonds	33.0
Domestic Equities	46.0
International Equities	13.0
Short-Term Investments	6.1
Total Investments	98.1
Other Assets and Liabilities, Net	1.9
100.0

See accompanying notes which are an integral part of the financial statements.
5

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SSgA Life Solutions

Growth Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,078.00	$1,022.86
Expenses Paid During Period *	$2.01	$1.96

* Expenses are equal to the Fund's expense ratio of 0.39% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,074.50	$1,020.18
Expenses Paid During Period *	$4.78	$4.66

* Expenses are equal to the Fund's expense ratio of 0.93% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Life Solutions Growth Fund
7

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SSgA Life Solutions
Growth Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 98.2%
Bonds - 13.0%
SSgA Bond Market Fund	689,737	6,808
Domestic Equities – 61.0%
SSgA Aggressive Equity Fund	2,216,520	11,260
SSgA Large Cap Growth Opportunities Fund	671,998	7,567
SSgA Large Cap Value Fund	546,457	6,519
SSgA S&P 500 Index Fund	284,764	6,598
		31,944
International Equities - 18.0%
SSgA International Growth Opportunities Fund	116,579	1,553
SSgA International Stock Selection Fund	565,397	7,870
		9,423

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 6.2%
SSgA Money Market Fund	3,236,884	3,237
Total Investments - 98.2% (identified cost $41,322)		51,412
Other Assets and Liabilities, Net - 1.8%		943
Net Assets - 100.0%		52,355

Presentation of Portfolio Holdings — February 28, 2007 (Unaudited)

Categories	% of Net Assets
Bonds	13.0
Domestic Equities	61.0
International Equities	18.0
Short-Term Investments	6.2
Total Investments	98.2
Other Assets and Liabilities, Net	1.8
100.0

See accompanying notes which are an integral part of the financial statements.
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SSgA Life Solutions
Income and Growth Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,053.00	$1,022.56
Expenses Paid During Period *	$2.29	$2.26

* Expenses are equal to the Fund's expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,050.00	$1,020.13
Expenses Paid During Period *	$4.78	$4.71

* Expenses are equal to the Fund's expense ratio of 0.94% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Also includes amounts waived by the distributor. Without the waivers and/or reimbursement, expenses would have been higher.

Life Solutions Income and Growth Fund
11

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SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 97.5%
Bonds - 52.7%
SSgA Bond Market Fund	1,439,532	14,208
Domestic Equities - 30.8%
SSgA Aggressive Equity Fund	479,832	2,438
SSgA Large Cap Growth Opportunities Fund	196,798	2,216
SSgA Large Cap Value Fund	151,318	1,805
SSgA S&P 500 Index Fund	79,811	1,849
		8,308
International Equities - 8.0%
SSgA International Growth Opportunities Fund	50,657	675
SSgA International Stock Selection Fund	105,667	1,471
		2,146

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 6.0%
SSgA Money Market Fund	1,624,232	1,624
Total Investments - 97.5% (identified cost $23,522)		26,286
Other Assets and Liabilities, Net - 2.5%		664
Net Assets - 100.0%		26,950

Presentation of Portfolio Holdings — February 28, 2007 (Unaudited)

Categories	% of Net Assets
Bonds	52.7
Domestic Equities	30.8
International Equities	8.0
Short-Term Investments	6.0
Total Investments	97.5
Other Assets and Liabilities, Net	2.5
100.0

See accompanying notes which are an integral part of the financial statements.
13

SSgA Life Solutions

Life Solutions Funds

Statement of Assets and Liabilities — February 28, 2007 (Unaudited)

	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Assets
Investments, at identified cost	$65,755	$41,322	$23,522
Investments, at market	78,226	51,412	26,286
Receivables:
Dividends from affiliated money market fund	18	12	6
Investments sold	2,260	1,268	690
Fund shares sold	136	20	224
From Adviser	—	—	16
Prepaid expenses	2	6	6
Total assets	80,642	52,718	27,228
Liabilities
Payables:
Investments purchased	730	243	250
Fund shares redeemed	105	85	3
Accrued fees to affiliates	24	26	16
Other accrued expenses	15	9	9
Total liabilities	874	363	278
Net Assets	$79,768	$52,355	$26,950
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(43)	$1	$47
Accumulated net realized gain (loss)	(10,110)	(8,741)	(1,555)
Unrealized appreciation (depreciation) on investments	12,471	10,090	2,764
Shares of beneficial interest	6	4	2
Additional paid-in capital	77,444	51,001	25,692
Net Assets	$79,768	$52,355	$26,950
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$13.06	$13.43	$12.63
Net assets	$78,134,967	$51,518,822	$26,626,002
Shares outstanding ($.001 par value)	5,981,188	3,834,726	2,108,607
Net asset value per share: Class R*	$12.97	$13.37	$12.55
Net assets	$1,632,827	$835,809	$323,866
Shares outstanding ($.001 par value)	125,861	62,522	25,801

*Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.
14

SSgA Life Solutions

Life Solutions Funds

Statement of Operations — For the Period Ended February 28, 2007 (Unaudited)

	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Investment Income
Income distributions from Underlying Funds	$1,961	$1,289	$656
Expenses
Fund accounting fees	13	13	13
Distribution fees	9	6	3
Distribution fees - Class R	3	3	1
Transfer agent fees	26	26	26
Professional fees	7	8	7
Registration fees	12	12	12
Shareholder servicing fees	48	33	18
Shareholder servicing fees - Class R	1	1	—
Insurance fees	1	—	—
Printing fees	6	3	2
Miscellaneous	2	1	1
Expenses before reductions	128	106	83
Expense reductions	—	—	(19)
Net expenses	128	106	64
Net investment income (loss)	1,833	1,183	592
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	508	371	169
Capital gain distributions from Underlying Funds	2,374	1,993	500
Net change in unrealized appreciation (depreciation) on investments	554	495	215
Net realized and unrealized gain (loss)	3,436	2,859	884
Net Increase (Decrease) in Net Assets from Operations	$5,269	$4,042	$1,476

See accompanying notes which are an integral part of the financial statements.
15

SSgA Life Solutions

Life Solutions Funds

Statement of Changes in Net Assets

	Life Solutions Balanced Fund		Life Solutions Growth Fund		Life Solutions Income and Growth Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006
Operations
Net investment income (loss)	$1,833	$1,870	$1,183	$606	$592	$840
Net realized gain (loss)	2,882	4,564	2,364	2,205	669	768
Net change in unrealized appreciation (depreciation)	554	(375)	495	1,782	215	(180)
Net increase (decrease) in net assets from operations	5,269	6,059	4,042	4,593	1,476	1,428
Distributions
From net investment income
Institutional	(2,534)	(1,351)	(1,367)	(401)	(953)	(594)
Class R	(29)	(8)	(13)	(6)	(10)	(3)
Net decrease in net assets from distributions	(2,563)	(1,359)	(1,380)	(407)	(963)	(597)
Share Transactions
Net increase (decrease) in net assets from share transactions	(5,848)	(9,183)	(3,010)	98	(2,320)	(51)
Total Net Increase (Decrease) in Net Assets	(3,142)	(4,483)	(348)	4,284	(1,807)	780
Net Assets
Beginning of period	82,910	87,393	52,703	48,419	28,757	27,977
End of period	$79,768	$82,910	$52,355	$52,703	$26,950	$28,757
Undistributed (overdistributed) net investment income included in net assets	$(43)	$687	$1	$198	$47	$418

See accompanying notes which are an integral part of the financial statements.
16

Statement of Changes in Net Assets
17

SSgA Life Solutions
Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Life Solutions Balanced Fund
Institutional Class
February 28, 2007*	12.66	.29	.53	.82	(.42)	—	(.42)
August 31, 2006	11.97	.27	.60	.87	(.18)	—	(.18)
August 31, 2005	11.02	.25	.96	1.21	(.26)	—	(.26)
August 31, 2004	10.28	.20	.73	.93	(.19)	—	(.19)
August 31, 2003	9.40	.12	.94	1.06	(.18)	—	(.18)
August 31, 2002	10.25	.21	(.74)	(.53)	(.32)	—	(.32)
Class R
February 28, 2007*	12.54	.24	.54	.78	(.35)	—	(.35)
August 31, 2006	11.91	.11	.68	.79	(.16)	—	(.16)
August 31, 2005	11.02	.05	1.11	1.16	(.27)	—	(.27)
August 31, 2004 (1)	10.74	.03	.25	.28	—	—	—
Life Solutions Growth Fund
Institutional Class
February 28, 2007*	12.79	.29	.71	1.00	(.36)	—	(.36)
August 31, 2006	11.78	.15	.96	1.11	(.10)	—	(.10)
August 31, 2005	10.53	.15	1.26	1.41	(.16)	—	(.16)
August 31, 2004	9.67	.10	.89	.99	(.13)	—	(.13)
August 31, 2003	8.59	.05	1.10	1.15	(.07)	—	(.07)
August 31, 2002	9.63	.11	(1.01)	(.90)	(.14)	—	(.14)
Class R
February 28, 2007*	12.69	.28	.67	.95	(.27)	—	(.27)
August 31, 2006	11.75	.02	1.02	1.04	(.10)	—	(.10)
August 31, 2005	10.53	.07	1.31	1.38	(.16)	—	(.16)
August 31, 2004 (1)	10.31	.01	.21	.22	—	—	—
Life Solutions Income and Growth Fund
Institutional Class
February 28, 2007*	12.42	.26	.39	.65	(.44)	—	(.44)
August 31, 2006	12.05	.36	.26	.62	(.25)	—	(.25)
August 31, 2005	11.43	.32	.61	.93	(.31)	—	(.31)
August 31, 2004	10.85	.28	.55	.83	(.25)	—	(.25)
August 31, 2003	10.21	.18	.75	.93	(.29)	—	(.29)
August 31, 2002	10.84	.30	(.48)	(.18)	(.45)	—	(.45)
Class R
February 28, 2007*	12.31	.23	.38	.61	(.37)	—	(.37)
August 31, 2006	12.01	.21	.33	.54	(.24)	—	(.24)
August 31, 2005	11.43	.23	.68	.91	(.33)	—	(.33)
August 31, 2004 (1)	11.09	.04	.30	.34	—	—	—

* For the six months ended February 28, 2007 (Unaudited).
(1) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Funds is affected by the timing of the declaration of dividends by the Underlying Funds in which the Funds invest.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.
(f) May reflect amounts waived and/or reimbursed by the investment adviser.
(g) During the fiscal year ended August 31, 2002, the Balanced Fund experienced a one time reduction in its expenses of twenty-two basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.
(h) During the fiscal year ended August 31, 2002, the Growth Fund experienced a one time reduction in its expenses of forty-seven basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.
(i) During the fiscal year ended August 31, 2002, the Income and Growth Fund experienced a one time reduction in its expenses of twenty-one basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.

See accompanying notes which are an integral part of the financial statements.
18

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)		% Ratio of Expenses to Average Net Assets, Gross(d)(e)		% Ratio of Net Investment Income to Average Net Assets(d)(e)(f)		% Portfolio Turnover Rate(c)
Life Solutions Balanced Fund
Institutional Class
February 28, 2007*	13.06	6.53	78,135	.30		.30		4.50		15.75
August 31, 2006	12.66	7.37	81,570	.31		.31		2.24		28.95
August 31, 2005	11.97	11.04	87,363	.33		.33		2.17		31.87
August 31, 2004	11.02	9.13	91,449	.29		.29		1.83		45.82
August 31, 2003	10.28	11.55	73,906	.29		.29		1.27		26.12
August 31, 2002	9.40	(5.27)	60,829	.31	(g)	.31	(g)	1.81	(g)	36.01
Class R
February 28, 2007*	12.97	6.26	1,633	.86		.86		3.85		15.75
August 31, 2006	12.54	6.71	1,340	.88		.88		.87		28.95
August 31, 2005	11.91	10.66	30	.81		.81		.45		31.87
August 31, 2004 (1)	11.02	2.61	10	.23		.23		1.00		45.82
Life Solutions Growth Fund
Institutional Class
February 28, 2007*	13.43	7.80	51,519	.39		.39		4.44		15.16
August 31, 2006	12.79	9.45	51,495	.42		.42		1.21		28.71
August 31, 2005	11.78	13.44	48,399	.45		.47		1.34		25.40
August 31, 2004	10.53	10.27	47,687	.39		.39		.96		54.73
August 31, 2003	9.67	13.56	41,446	.42		.42		.54		21.85
August 31, 2002	8.59	(9.40)	32,910	.38	(h)	.38	(h)	.73	(h)	40.17
Class R
February 28, 2007*	13.37	7.45	836	.93		.93		4.48		15.16
August 31, 2006	12.69	8.92	1,208	.95		.95		.14		28.71
August 31, 2005	11.75	13.19	20	.74		.76		.68		25.40
August 31, 2004 (1)	10.53	2.13	10	.37		.37		.33		54.73
Life Solutions Income and Growth Fund
Institutional Class
February 28, 2007*	12.63	5.30	26,626	.45		.59		4.26		11.72
August 31, 2006	12.42	5.27	28,382	.45		.60		3.00		30.23
August 31, 2005	12.05	8.28	27,958	.45		.68		2.73		35.40
August 31, 2004	11.43	7.74	27,639	.45		.56		2.47		48.39
August 31, 2003	10.85	9.38	24,618	.45		.58		1.75		22.46
August 31, 2002	10.21	(1.64)	19,937	.45	(i)	.53	(i)	2.60	(i)	41.96
Class R
February 28, 2007*	12.55	5.00	324	.94		1.12		3.83		11.72
August 31, 2006	12.31	4.56	375	.98		1.14		1.66		30.23
August 31, 2005	12.01	8.10	19	.74		.97		1.96		35.40
August 31, 2004 (1)	11.43	3.07	10	.46		.59		1.24		48.39

Financial Highlights
19

SSgA

Life Solutions Funds

Notes to Financial Statements — February 28, 2007 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of February 28, 2007. These financial statements report on three Funds, the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, referred to as the "Funds". Each of the Funds is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees ("the Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003 the Funds Class R shares prospectus became effective. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution pursuant to a contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

The Life Solutions Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each of the Funds allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds"). This arrangement is referred to as a "fund of funds". The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
Asset Class/Underlying Fund	Balanced Fund	Growth Fund	Income and Growth Fund
Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities
SSgA S&P 500 Index Fund
SSgA Disciplined Equity Fund
SSgA Small Cap Fund
SSgA Core Opportunities Fund
SSgA Tuckerman Active REIT Fund
SSgA Aggressive Equity Fund
SSgA IAM SHARES Fund
SSgA Large Cap Growth Opportunities
SSgA Large Cap Value
SSgA Enhanced Small Cap
SSgA Directional Core Equity
International Equities	0 - 20%	0 - 25%	0 - 15%
SSgA International Stock Selection Fund
SSgA Emerging Markets Fund
SSgA International Growth Opportunities Fund
Bonds	20 - 60%	0 - 40%	40 - 80%
SSgA Bond Market Fund
SSgA Intermediate Fund
SSgA High Yield Bond Fund
SSgA Yield Plus Fund
Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Money Market Fund
SSgA US Government Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Notes to Financial Statements
20

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

Objectives of The Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in the Underlying Funds. The Board of Trustees has approved investment in all of the Underlying Funds presented above. The investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Disciplined Equity Fund

To provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

SSgA Small Cap Fund

To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in securities of smaller capitalized issuers.

SSgA Core Opportunities Fund

To achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

SSgA Tuckerman Active REIT Fund

To provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

SSgA Aggressive Equity Fund

To maximize total return through investing in US equity securities that are under-valued relative to their growth potential as measured by SSgA's proprietary models.

SSgA IAM SHARES Fund

To maximize total return primarily through investing in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace workers or affiliated labor unions (IAM companies).

SSgA Large Cap Growth Opportunities Fund

To seek long-term capital appreciation by investing in equity securities.

SSgA Large Cap Value Fund

To seek long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

SSgA Enhanced Small Cap Fund

To maximize total return through investment primarily in small capitalization equity securities.

SSgA Directional Core Equity

To achieve long term capital appreciation throughout the course of an economic cycle by investing primarily in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing in securities of foreign issuers.

Notes to Financial Statements
21

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

SSgA International Growth Opportunities Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

SSgA Intermediate Fund

To seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

SSgA High Yield Bond Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index (the "LBHYB Index").

SSgA Yield Plus Fund

To seek high current income and liquidity by investing in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar dominated securities with remaining maturities of one year or less.

SSgA US Government Money Market Fund

To maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

The Underlying Funds value portfolio securities according to Board-Approved Securities Valuation Procedures, including Market Value Procedures and Fair Value Procedures that are described below.

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

Notes to Financial Statements
22

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with the Investment Company's Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. In certain cases, fair valuation might require that priced are derived analytically or subject to estimation in accordance with the securities valuation procedures. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds securities. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each of the applicable Funds when the Investment Company deems that the particular event or circumstance would materially affect such fund's net asset value.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended, as described in in Subchapter M of the code. This requires each Fund to distribute substantially all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first. At August 31, 2006, the capital loss carryovers and expiration dates are as follows:

	08/31/2010	08/31/2011	08/31/2012	Total
Balanced Fund	$6,677,867	$2,919,167	$609,585	$10,206,619
Growth Fund	6,913,050	2,400,496	—	9,313,546
Income and Growth Fund	1,040,533	475,576	—	1,516,109

Notes to Financial Statements
23

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

At February 28, 2007, the components of distributable earnings on a tax basis were as follows:

	Balanced	Growth	Income and Growth
Cost of Investments for Tax Purposes	$68,497,742	$43,111,008	$24,225,700
Gross Tax Unrealized Appreciation	9,728,379	8,300,567	2,064,136
Gross Tax Unrealized Depreciation	—	—	(3,843)
Net Tax Unrealized Appreciation (Depreciation)	$9,728,379	$8,300,567	$2,060,293

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the funds on a daily basis, the first day the daily NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes (GAAP). These differences primarily relate to wash sale deferrals, capital loss carryforwards, and post October losses. Permanent differences between book and tax accounting are reclassified to paid-in-capital.

Expenses

Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed to Funds are allocated among the Funds based principally on their relative average net assets. Expenses included in the accompanying Statements of Operations reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

The Life Solutions Funds offer Institutional and Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Financial Statements
24

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

3.  Investment Transactions

Securities

During the six months ended February 28, 2007, purchases and sales of the Underlying Funds, excluding money market funds, aggregated to the following:

Funds	Purchases	Sales
Balanced Fund	$12,107,370	$18,977,097
Growth Fund	7,625,674	10,693,652
Income and Growth Fund	3,091,343	6,317,304

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which direct the investments of the Funds in accordance with their investment objectives, policies, and limitations.

The Funds are not charged a fee by the Adviser. However, each Fund pays management fees to the Adviser indirectly as a shareholder in the Underlying Funds. The Funds will bear their proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Adviser a fee, calculated daily and paid monthly that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of its cap. If only Class R is above its respective expense cap, the Distributor will waive up to .70% of the average daily net assets of Distribution (12b-1) and Service fees. If after waiving the full .70% of the average daily net assets of Class and Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap.

The Adviser has contractually agreed to waive up to the full amount of the Funds advisory fee and reimburse the Institutional Class and Class R for all expenses in excess of .45% of average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the Income and Growth Fund Institutional Class and Class R for the period ended February 28, 2007 was $19,388 and $246, respectively. There were no reimbursements for the Income and Growth Fund. There were no waivers or reimbursements for either the Balanced Fund and the Growth Fund for the period ended February 28, 2007.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street Bank and Trust Company (the "Custodian" or "State Street") to provide custody and fund accounting services to the Funds. For these services, the Funds pay the Custodian asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund (a series of the Investment Company not presented herein). Shares of the SSgA Money Market Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If SSgA Money Market Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2007, $9,698,391 of the SSgA Money Market Fund's net assets represents investments by these Funds.

Notes to Financial Statements
25

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

Boston Financial Data Services ("BFDS") serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each management company.

Administrator

The Investment Company has an administration agreement with Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents. The Funds are not charged a fee by the Administrator. For these services, the Underlying Funds pay the Administrator a combined fee that on an annual basis is equal to a certain percentage of their average aggregate daily net assets.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers.

For these services, each Institutional Class pays a maximum of .13%, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended February 28, 2007, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street	Global Markets	CitiStreet
Balanced Fund	$—	$2,038	$4,217
Growth Fund	—	111	5,152
Income and Growth Fund	1	205	1,821

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

Payments to the Distributor, as well as payments to service organizations from each institutional class, are not permitted by the Plan to exceed .25% of each institutional class' average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Shareholder Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. Each class' liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of each class' shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no expenses carried over as of February 28, 2007.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan) under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to

Notes to Financial Statements
26

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect. There were no carryover expenses as of February 28, 2007.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the six months ended February 28, 2007, this amounted to:

Funds	Global Markets
Balanced Fund	$641
Growth Fund	497
Income and Growth Fund	176

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of February 28, 2007 were as follows:

	Balanced	Growth	Income and Growth
Fund accounting fees	$1,422	$2,915	$1,214
Distribution fees	11,812	11,015	3,608
Shareholder servicing fees	789	3,098	1,171
Transfer agent fees	10,072	9,035	10,456
	$24,095	$26,063	$16,449

Beneficial Interest

As of February 28, 2007, the following table includes shareholders (all of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Balanced	3	79.9
Growth	2	84.0
Income and Growth	1	73.1

Notes to Financial Statements
27

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

Transactions With Affiliated Companies

Transactions during the six months ended February 28, 2007 with Underlying Funds in which a Fund has had ownership of at least 5% of the voting securities during the period are as follows:

	Purchase Cost	Sales Cost	Income Distributions	Capital Gains Distributions
Balanced
SSgA Aggressive Equity	$2,460,134	$2,810,855	$644,841	$1,481,828
SSgA International Growth Opportunities	433,359	841,937	67,633	—
SSgA Large Cap Growth Opportunities	557,881	1,621,431	—	—
SSgA Large Cap Value	1,394,127	1,078,056	177,089	778,575
	$4,845,501	$6,352,279	$889,563	$2,260,403
Growth
SSgA Aggressive Equity	$2,097,193	$1,527,518	$561,664	$1,299,362
SSgA Large Cap Growth Opportunities	332,628	1,081,481	—	—
SSgA Large Cap Value	869,065	661,392	132,710	581,278
	$3,298,886	$3,270,391	$694,374	$1,880,640
Income and Growth
SSgA Aggressive Equity	$502,699	$713,687	$135,409	$309,441
SSgA Large Cap Growth Opportunities	124,098	466,556	—	—
SSgA Large Cap Value	297,481	362,435	38,390	169,031
	$924,278	$1,542,678	$173,799	$478,472

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Balanced Fund	February 28, 2007	August 31, 2006	February 28, 2007	August 31, 2006
Institutional Class
Proceeds from shares sold	487	1,103	$6,348	$13,481
Proceeds from reinvestment of distributions	195	112	2,533	1,351
Payments for shares redeemed	(1,145)	(2,072)	(14,978)	(25,285)
	(463)	(857)	(6,097)	(10,453)
Class R
Proceeds from shares sold	64	195	825	2,371
Proceeds from reinvestment of distributions	2	1	29	7
Payments for shares redeemed	(47)	(92)	(605)	(1,108)
	19	104	249	1,270
Total net increase (decrease)	(444)	(753)	$(5,848)	$(9,183)

Notes to Financial Statements
28

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Growth Fund	February 28, 2007	August 31, 2006	February 28, 2007	August 31, 2006
Institutional Class
Proceeds from shares sold	335	577	$4,480	$7,104
Proceeds from reinvestment of distributions	102	33	1,365	401
Payments for shares redeemed	(627)	(694)	(8,416)	(8,549)
	(190)	(84)	(2,571)	(1,044)
Class R
Proceeds from shares sold	23	113	315	1,384
Proceeds from reinvestment of distributions	1	—	13	6
Payments for shares redeemed	(57)	(20)	(767)	(248)
	(33)	93	(439)	1,142
Total net increase (decrease)	(223)	9	$(3,010)	$98
Income and Growth Fund
Institutional Class
Proceeds from shares sold	180	453	$2,269	$5,495
Proceeds from reinvestment of distributions	76	50	953	594
Payments for shares redeemed	(433)	(537)	(5,481)	(6,488)
	(177)	(34)	(2,259)	(399)
Class R
Proceeds from shares sold	9	42	117	505
Proceeds from reinvestment of distributions	1	—	9	3
Payments for shares redeemed	(15)	(13)	(187)	(160)
	(5)	29	(61)	348
Total net increase (decrease)	(182)	(5)	$(2,320)	$(51)

6.  Interfund Lending Program

The Investment Company has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Investment Company may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Investment Company will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the six months ended February 28, 2007, the Funds did not utilize the Interfund Lending Program.

Notes to Financial Statements
29

SSgA

Life Solutions Funds

Shareholder Requests for Additional Information — February 28, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Financial Statements of the Underlying Funds can be obtained by calling the Funds at (800)647-7327.

Shareholder Requests for Additional Information
30

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2007 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 46 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 67 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26	Listed under Principal Occupations

William L. Marshall Age 64 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers
31

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 50 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 58 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers
32

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 61 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	Listed under Principal Occupations

Bruce D. Taber Age 63 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Henry W. Todd Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers
33

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 41 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, streetTRACKS Series Trust and streetTRACKS Index Shares Trust; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds (registered investment companies).

Ellen M. Needham Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment adviser); and • 2006 to Present, Vice President (2000 to 2006, Principal), State Street Global Advisers.

Mark E. Swanson Age 43 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors; and • 2001 to Present, Chief Compliance Officer, SSgA Funds Management, Inc.

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Assistant Secretary and US General Counsel, Frank Russell Company, Russell Investment Management Company, Russell Trust Company, Russell Fund Distributors, Inc., Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services); Director, Secretary and U.S. General Counsel, Russell Real Estate Advisors Inc.; Secretary and U.S. General Counsel, Russell Institutional Services Inc.; Russell Trust Company; A Street Investment Associates, Inc.; and Russell Corporate Ventures Inc.

Disclosure of Information about Fund Trustees and Officers
34

SSgA
Life Solutions Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Secretary and Chief Legal Officer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Fund Management and Service Providers
35

LSSAR-02/07 (48395)

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Semiannual Report

February 28, 2007

SSgA Funds
Money Market Funds

Semiannual Report

February 28, 2007 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

This page has been intentionally left blank.

SSgA

Money Market Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,024.90	$1,022.81
Expenses Paid During Period *	$2.01	$2.01

* Expenses are equal to the Fund's expense ratio of .40% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Money Market Fund

This page has been intentionally left blank.

SSgA
Money Market Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds and Notes - 23.6%
Alliance & Leicester PLC (Ê)	60,000	5.300	03/28/08	60,000
American Centurion Bank (Ê)	100,000	5.290	08/10/07	100,000
American Centurion Bank (Ê)	35,000	5.290	03/20/08	35,000
Bank of America Corp. (Ê)	125,000	5.315	04/18/07	125,000
Caja Madrid (Ê)	40,000	5.360	02/19/08	40,000
Eli Lilly & Co. (Ê)	29,995	5.310	03/01/08	29,995
General Electric Capital Corp.	200,000	5.280	03/26/08	200,000
Goldman Sachs Group, Inc. (Ê)	50,000	5.370	03/13/07	50,000
Goldman Sachs Group, Inc. (Ê)	30,000	5.480	08/13/07	30,000
HBOS Treasury Services PLC (Ê)	40,000	5.390	04/01/08	40,000
JP Morgan Chase & Co. (Ê)	105,000	5.290	03/02/08	105,000
Macquarie Bank Ltd.	30,000	5.330	03/21/08	30,000
Marshall & Ilsley Corp. (Ê)	175,000	5.260	03/07/07	174,999
Merrill Lynch & Co. Inc. (Ê)	70,000	5.400	03/05/08	70,000
Morgan Stanley (Ê)	70,000	5.400	03/04/08	70,000
Morgan Stanley (Ê)	50,000	5.380	03/15/08	50,000
National Australia Bank (Ê)	70,000	5.310	03/07/08	70,000
Nordea Bank (Ê)	118,000	5.330	03/12/08	118,000
Northern Rock PLC (Ê)	65,000	5.380	02/03/08	65,000
Northern Rock PLC (Ê)	40,000	5.340	03/05/08	40,000
Svenska Handelsbanken	100,000	5.290	03/21/08	100,000
UniCredito Italiano SpA (Ê)	25,000	5.330	03/15/08	25,000
Washington Mutual Bank	45,000	5.300	04/20/07	45,000
Wells Fargo & Company (Ê)	100,000	5.310	03/05/08	100,000
Westpac Banking Corp. (Ê)	100,000	5.300	03/06/08	100,000
Westpac Banking Corp. (Ê)	52,000	5.310	03/16/08	52,000
Total Corporate Bonds and Notes (amortized cost $1,924,994)				1,924,994
Domestic Certificates of Deposit - 1.8%
Washington Mutual Bank	50,000	5.340	05/17/07	50,000
Washington Mutual Bank (Ê)	100,000	5.340	09/17/07	100,000
Total Domestic Certificates of Deposit (amortized cost $150,000)				150,000
Domestic Commercial Paper - 19.6%
Bank of America Corp.	100,000	5.195	08/06/07	97,720
Dakota Notes	125,000	5.250	04/05/07	124,362
Davis Square Funding III Corp.	74,423	5.270	03/12/07	74,303
Davis Square Funding IV Corp.	100,000	5.270	03/12/07	99,839
Edison Asset Securitization LLC	100,000	5.180	04/04/07	99,511
Emerald Notes	114,437	5.250	04/18/07	113,636
Giro Balanced Funding Corp.	102,484	5.280	03/15/07	102,274
Grampian Funding Ltd.	100,000	5.165	06/11/07	98,537
JP Morgan Chase & Company	110,000	5.230	03/13/07	109,808
Monument Gardens Fgd LLC	101,343	5.250	03/05/07	101,284
Monument Gardens Fgd LLC	50,000	5.260	03/16/07	49,890
Scaldis Capital	125,000	5.230	03/20/07	124,655

Money Market Fund

SSgA
Money Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Sheffield Receivables Corp.	100,000	5.250	04/27/07	99,169
Simba Funding Corp.	202,892	5.270	03/22/07	202,268
Surrey Funding Corp.	100,000	5.260	04/02/07	99,532
Total Domestic Commercial Paper (amortized cost $1,596,788)				1,596,788
Domestic Time Deposits - 5.5%
Branch Banking & Trust Co.	200,000	5.360	03/01/07	200,000
Regions Bank	150,000	5.310	03/01/07	150,000
SunTrust Bank	94,845	5.360	03/01/07	94,845
Total Domestic Time Deposits (amortized cost $444,845)				444,845
Eurodollar Certificates of Deposit - 1.4%
Calyon NY	50,000	5.350	08/31/07	50,002
UniCredito Italiano SpA	60,000	5.290	05/30/07	59,999
Total Eurodollar Certificates of Deposit (amortized cost $110,001)				110,001
Foreign Commercial Paper - 4.5%
Danske Corp.	125,000	5.128	10/23/07	120,798
Macquarie Bank Ltd.	100,000	5.300	07/20/07	99,996
Swedbank	150,000	5.230	04/25/07	148,801
Total Foreign Commercial Paper (amortized cost $369,595)				369,595
United States Government Agencies - 0.6%
Freddie Mac	50,000	5.250	05/16/07	49,995
Total United States Government Agencies (amortized cost $49,995)				49,995
Yankee Certificates of Deposit - 19.7%
Abbey National Treasury Services PLC	200,000	5.343	04/23/07	200,000
Banco Bilbao Vizcaya Argentaria	150,000	5.345	08/07/07	150,003
Barclays Bank PLC	50,000	5.310	03/13/07	50,000
Barclays Bank PLC	140,000	5.355	01/22/08	140,000
BNP Paribas SA (Ê)	60,000	5.300	10/03/07	59,993
BNP Paribas SA	50,000	5.180	12/20/07	49,924
Calyon NY	100,000	5.310	03/01/07	100,000
Calyon NY	80,000	5.368	10/26/07	79,987
HBOS Treasury Services PLC (Ê)	100,000	5.280	06/19/07	100,000
Nordea Bank	24,500	5.320	01/18/08	24,494
San Paolo IMI	100,000	5.330	04/13/07	99,999
Societe Generale	150,000	5.258	06/20/07	149,989
Toronto Dominion Bank	100,000	5.505	05/03/07	100,001

Money Market Fund

SSgA
Money Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Toronto Dominion Bank	100,000	5.430	05/10/07	100,001
UBS AG	200,000	5.300	05/29/07	200,000
Total Yankee Certificates of Deposits (amortized cost $1,604,391)				1,604,391
Total Investments - 76.7% (amortized cost $6,250,609)				6,250,609
Repurchase Agreements - 23.3%

Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $810,000 dated February 28, 2007 at 5.340% to be repurchased at $810,120 on March 1, 2007, collateralized by: $992,990 par United States Government Agency Mortgage Obligations, valued at $826,200	810,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $200,000 dated February 26, 2007 at 5.320% to be repurchased at $201,034 on April 2, 2007, collateralized by: $384,096 par various Equities, valued at $206,009	200,000
Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-Party) of $80,000 dated February 28, 2007 at 5.353% to be repurchased at $80,012 on March 1, 2007, collateralized by: $78,738 par various Municipal Bonds, valued at $83,132	80,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $810,000 dated February 28, 2007 at 5.340% to be repurchased at $810,120 on March 1, 2007, collateralized by: $1,172,011 par United States Government Agency Mortgage Obligations, valued at $826,202	810,000
Total Repurchase Agreements (identified cost $1,900,000)	1,900,000
Total Investments and Repurchase Agreements - 100.0% (cost $8,150,609)(†)	8,150,609
Other Assets and Liabilities, Net - (0.0%)	(2,392)
Net Assets - 100.0%	8,148,217

See accompanying notes which are an integral part of the financial statements.

SSgA
Money Market Fund

Presentation of Portfolio Holdings — February 28, 2007 (Unaudited)

Categories	% of Net Assets
Corporate Bonds and Notes	23.6
Domestic Certificates of Deposit	1.8
Domestic Commercial Paper	19.6
Domestic Time Deposits	5.5
Eurodollar Certificates of Deposit	1.4
Foreign Commercial Paper	4.5
Repurchase Agreements	23.3
United States Government Agencies	0.6
Yankee Certificate of Deposit	19.7
Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	(—	)*
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

SSgA

US Government Money Market Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,024.60	$1,022.66
Expenses Paid During Period *	$2.16	$2.16

* Expenses are equal to the Fund's expense ratio of .43% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

US Government Money Market Fund

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SSgA
US Government Money Market Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 23.7%
Federal Home Loan Bank	48,842	5.250	05/16/07	48,836
Federal Home Loan Bank Discount Note	21,400	5.170	03/15/07	21,357
Federal National Mortgage Association	50,000	5.410	12/28/07	50,000
Federal National Mortgage Association Discount Note	38,050	5.165	03/21/07	37,941
Federal National Mortgage Association Discount Note	50,000	5.000	04/27/07	49,604
Federal National Mortgage Association Discount Note	50,000	5.090	07/03/07	49,123
Total United States Government Agencies (amortized cost $256,861)				256,861
Total Investments - 23.7% (amortized cost $256,861)				256,861

Repurchase Agreements - 76.6%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $40,000 dated February 28, 2007 at 5.320% to be repurchased at $40,006 on March 1, 2007, collateralized by: $40,520 par United States Government Agency Obligations, valued at $40,804	40,000
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $40,000 dated February 28, 2007 at 5.320% to be repurchased at $40,006 on March 1, 2007, collateralized by: $41,234 par United States Government Agency Obligations, valued at $40,801	40,000
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $6,137 dated February 28, 2007 at 5.260% to be repurchased at $6,138 on March 1, 2007, collateralized by: $6,267 par United States Government Agency Obligations, valued at $6,260	6,137
Agreement with Barclays Capital Inc. and The Bank of New York, Inc. (Tri-Party) of $40,000 dated February 28, 2007 at 5.320% to be repurchased at $40,006 on March 1, 2007, collateralized by: $40,544 par United States Government Agency Obligations, valued at $40,800	40,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $210,000 dated February 28, 2007 at 5.320% to be repurchased at $210,031 on March 1, 2007, collateralized by: $216,335 par United States Government Agency Obligations, valued at $214,201	210,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York, Inc. (Tri-Party) of $210,000 dated February 28, 2007 at 5.320% to be repurchased at $210,031 on March 1, 2007, collateralized by: $170,601 par United States Government Agency Obligations, valued at $214,200	210,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $40,000 dated February 28, 2007 at 5.320% to be repurchased at $40,006 on March 1, 2007, collateralized by: $38,310 par United States Government Agency Obligations, valued at $40,800	40,000
Agreement with Deutsche Bank AG and The Bank of of New York, Inc. (Tri-Party) of $40,000 dated February 28, 2007 at 5.320% to be repurchased at $40,006 on March 1, 2007, collateralized by: $41,625 par United States Government Agency Obligations, valued at $40,801	40,000
Agreement with Goldman Sachs & Co. and The Bank of of New York, Inc. (Tri-Party) of $40,000 dated February 28, 2007 at 5.310% to be repurchased at $40,006 on March 1, 2007, collateralized by: $40,570 par United States Government Agency Obligations, valued at $40,800	40,000

US Government Money Market Fund

SSgA
US Government Money Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $40,000 dated February 28, 2007 at 5.320% to be repurchased at $40,006 on March 1, 2007, collateralized by: $40,136 par United States Government Agency Obligations, valued at $40,802	40,000
Agreement with Merrill Lynch and JP Morgan Chase & Co. (Tri-Party) of $40,000 dated February 28, 2007 at 5.320% to be repurchased at $40,006 on March 1, 2007, collateralized by: $34,535 par United States Government Agency Obligations, valued at $40,802	40,000
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $40,000 dated February 28, 2007 at 5.320% to be repurchased at $40,006 on March 1, 2007, collateralized by: $40,756 par United States Government Agency Obligations, valued at $40,813	40,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $5,000 dated February 28, 2007 at 5.230% to be repurchased at $5,001 on March 1, 2007, collateralized by: $4,952 par United States Government Agency Obligations, valued at $5,102	5,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $40,000 dated February 28, 2007 at 5.320% to be repurchased at $40,006 on March 1, 2007, collateralized by: $39,648 par United States Government Agency Obligations, valued at $40,800	40,000
Total Repurchase Agreements (identified cost $831,137)	831,137
Total Investments and Repurchase Agreements - 100.3% (cost $1,087,998)(†)	1,087,998
Other Assets and Liabilities, Net - (0.3%)	(3,155)
Net Assets - 100.0%	1,084,843

See accompanying notes which are an integral part of the financial statements.

SSgA
US Government Money Market Fund

Presentation of Portfolio Holdings — February 28, 2007 (Unaudited)

Categories	% of Net Assets
United States Government Agencies	23.7
Repurchase Agreements	76.6
Total Investments and Repurchase Agreements	100.3
Other Assets and Liabilities, Net	(0.3)
100.0

See accompanying notes which are an integral part of the financial statements.

SSgA

Tax Free Money Market Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,015.20	$1,022.22
Expenses Paid During Period *	$2.60	$2.61

* Expenses are equal to the Fund's expense ratio of .52% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Tax Free Money Market Fund

SSgA
Tax Free Money Market Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Short-Term Tax-Exempt Obligations - 87.3%
Alabama - 2.6%
Mobile Industrial Development Board Revenue Bonds, weekly demand (Ê)(µ)	5,400	3.520	06/01/32	5,400
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	3,365	3.530	12/01/30	3,365
Montgomery Waterworks & Sanitary Sewer Board Revenue Bonds, weekly demand (Ê)(µ)	5,275	3.720	03/01/13	5,275
University of South Alabama Revenue Bonds, weekly demand (Ê)(µ)	2,060	3.720	03/15/12	2,060
				16,100
Alaska - 0.4%
Alaska Housing Finance Corp. Revenue Bonds , weekly demand (Ê)(µ)	2,250	3.640	07/01/22	2,250
Arizona - 0.8%
Phoenix Civic Improvement Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.550	07/01/23	2,500
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	3.550	12/01/22	2,400
				4,900
California - 7.2%
California Infrastructure & Economic Development Bank Revenue Bonds, weekly demand (Ê)	5,200	3.510	04/01/33	5,200
California State Department of Water Resources Revenue Bonds, weekly demand (Ê)(µ)	17,300	3.530	05/01/21	17,300
California State Public Works Board Revenue Bonds, weekly demand (Ê)(µ)	2,680	3.650	05/01/13	2,680
California Statewide Communities Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.510	07/01/34	1,000
City of Pembroke Pines Florida Revenue Bonds, weekly demand (Ê)(µ)	5,100	3.510	10/01/34	5,100
County of Ventura California Certificate Of Participation, weekly demand (Ê)(µ)	2,970	3.650	08/15/11	2,970
Orange County Transportation Authority Revenue Bonds, weekly demand (Ê)(µ)	3,500	3.520	12/15/30	3,500
San Jose Redevelopment Agency Revenue Bonds, weekly demand (Ê)(µ)	2,935	3.410	07/01/26	2,935
Southern California Public Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,600	3.400	07/01/23	2,600
State of California General Obligation Unlimited, weekly demand (Ê)(µ)	2,275	3.430	05/01/33	2,275
				45,560
Colorado - 3.7%
City of Aurora Colorado Certificate of Participation, weekly demand (Ê)(µ)	400	3.650	12/01/30	400
City of Colorado Springs Colorado Revenue Bonds, weekly demand (Ê)	5,425	3.650	11/01/23	5,425
City of Colorado Springs Colorado Revenue Bonds, weekly demand (Ê)	3,300	3.650	11/01/25	3,300
Colorado Educational & Cultural Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	3,605	3.640	07/01/29	3,605
Colorado Educational & Cultural Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	875	3.640	09/01/33	875
Colorado Educational & Cultural Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,600	3.640	09/01/36	2,600
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	935	3.530	10/01/30	935
Denver City & County Colorado Certificate of Participation, weekly demand (Ê)(µ)	4,900	3.510	12/01/29	4,900
E-470 Public Highway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,145	3.550	09/01/18	1,145
				23,185

Tax Free Money Market Fund

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Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Connecticut - 2.4%
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)(µ)	3,700	3.680	07/01/08	3,700
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)	2,500	3.540	07/01/29	2,500
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)(µ)	9,000	3.530	07/01/31	9,000
				15,200
District of Columbia - 0.5%
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,220	3.530	06/01/15	1,220
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,800	3.530	06/01/30	1,800
				3,020
Florida - 1.2%
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	3.390	01/01/16	2,410
Miami-Dade County Housing Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,030	3.720	08/01/33	2,030
Volusia County Educational Facility Authority Revenue Bonds, weekly demand (Ê)(µ)	3,010	3.720	12/01/12	3,010
				7,450
Georgia - 2.8%
Burke County Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	3.520	01/01/19	2,410
Cobb County Georgia Revenue Bonds	1,500	5.000	07/01/07	1,507
Cobb County School District General Obligation Limited Notes	10,000	4.000	12/31/07	10,037
Fulton County Building Authority Revenue Bonds, weekly demand (Ê)(µ)	1,470	3.700	01/01/15	1,470
Hapeville Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	3.630	11/01/15	2,400
				17,824
Idaho - 0.6%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,500	3.580	01/01/33	1,500
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,500	3.580	07/01/33	2,500
				4,000
Illinois - 6.9%
Bloomington-Normal Airport Authority General Obligation Unlimited, weekly demand (Ê)	4,835	3.580	01/01/23	4,835
Chicago Board of Education General Obligation Unlimited, weekly demand (Ê)(µ)	2,000	3.680	03/01/32	2,000
Illinois Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	8,700	3.520	03/01/27	8,700
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,650	3.720	09/01/22	3,650
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)	1,200	3.680	11/15/24	1,200
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	4,400	3.510	05/01/28	4,400
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)	8,000	3.500	12/01/34	8,000
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.700	01/01/36	1,200
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	3.500	04/01/41	3,000
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	3.550	08/01/15	2,300
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	3.550	08/01/20	4,000
				43,285

Tax Free Money Market Fund

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Iowa - 0.3%
Iowa Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.520	02/15/35	2,000
Kentucky - 1.3%
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds, weekly demand (Ê)(µ)	8,090	3.510	05/15/23	8,090
Louisiana - 1.6%
State of Louisiana General Obligation Unlimited, weekly demand (µ)(æ)	10,000	5.250	04/15/17	10,220
Maine - 0.2%
Regional Waste Systems, Inc. Revenue Bonds, weekly demand (Ê)	1,000	3.660	07/01/12	1,000
Maryland - 1.1%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	3.510	04/01/35	4,000
Montgomery County Housing Opportunities Commission Housing Revenue Bonds, weekly demand (Ê)	3,000	3.550	06/01/30	3,000
				7,000
Massachusetts - 6.8%
Massachusetts Bay Transportation Authority Special Assessment, weekly demand (Ê)	1,000	3.590	07/01/30	1,000
Massachusetts Development Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	2,770	3.550	03/01/19	2,770
Massachusetts Development Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	2,115	3.500	12/01/32	2,115
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	1,925	3.530	07/01/27	1,925
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	26,825	3.550	11/01/49	26,825
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	655	3.530	04/01/28	655
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.530	08/01/37	1,700
Route 3 North Transit Improvement Association Revenue Bonds, weekly demand (Ê)(µ)	5,800	3.510	06/15/33	5,800
				42,790
Michigan - 4.9%
Jackson County Economic Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,500	3.680	12/01/14	1,500
Michigan Municipal Bond Authority Revenue Bonds, weekly demand (Ê)	3,595	3.720	10/01/21	3,595
Michigan Municipal Bond Authority Revenue Notes (µ)	9,680	4.500	08/20/07	9,725
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.550	06/01/30	2,000
Plymouth-Canton Community School District General Obligation Unlimited, weekly demand (Ê)(µ)	3,875	3.680	05/01/12	3,875
State of Michigan General Obligation Unlimited Notes (µ)	10,000	4.250	09/28/07	10,042
State of Michigan Revenue Bonds, weekly demand (Ê)(µ)	325	3.530	09/15/09	325
				31,062

Tax Free Money Market Fund

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Missouri - 1.2%
Kansas City Municipal Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	4,300	3.510	04/15/34	4,300
Kansas Development Finance Authority Revenue Bonds, weekly demand (Ê)	3,600	3.640	12/01/31	3,600
				7,900
Nevada - 1.8%
County of Clark Nevada Revenue Bonds, weekly demand (Ê)(µ)	8,030	3.520	07/01/12	8,030
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.680	04/01/31	1,200
Nevada Housing Division Revenue Bonds, weekly demand (Ê)	1,900	3.680	10/15/33	1,900
				11,130
New Hampshire - 1.0%
New Hampshire Business Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	3.550	01/01/18	1,900
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	4,500	3.480	06/01/32	4,500
				6,400
New Jersey - 0.1%
Essex County Improvement Authority Revenue Bonds, weekly demand (Ê)(µ)	800	3.520	07/01/26	800
New York - 12.8%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	3.450	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	3,300	3.450	08/01/12	3,300
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	5,000	3.500	02/15/16	5,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,100	3.650	06/01/22	1,100
City of New York New York General Obligation Unlimited, monthly demand (Ê)(µ)	2,415	3.500	03/01/34	2,415
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	2,200	3.630	01/01/36	2,200
Erie Water Authority Revenue Bonds, weekly demand (Ê)(µ)	9,270	3.650	12/01/36	9,270
Long Island Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	3.450	05/01/33	2,300
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,555	3.500	11/01/22	4,555
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	3,835	3.510	11/01/22	3,835
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,160	3.470	11/15/22	4,160
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	2,400	3.500	11/15/22	2,400
New York Local Government Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	16,700	3.500	04/01/22	16,700
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	1,720	3.500	07/01/28	1,720
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	3,700	3.500	03/15/28	3,700
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	6,975	3.550	11/15/33	6,975
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	2,850	3.560	05/15/35	2,850
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)(µ)	4,670	3.470	01/01/31	4,670
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)(µ)	2,265	3.500	01/01/31	2,265
				80,415
North Carolina – 4.2%
Charlotte-Mecklenburg Hospital Authority Revenue Bonds, weekly demand (Ê)	2,620	3.650	01/15/26	2,620
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	1,880	3.510	07/01/16	1,880
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	4,595	3.510	07/01/29	4,595
County of Union North Carolina General Obligation Unlimited, weekly demand (Ê)	4,300	3.630	03/01/30	4,300

Tax Free Money Market Fund

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Mecklenburg County North Carolina General Obligation Unlimited, weekly demand (Ê)	3,065	3.650	03/01/15	3,065
North Carolina Medical Care Commission Revenue Bonds, weekly demand (Ê)	5,700	3.510	06/01/28	5,700
North Carolina Medical Care Commission Revenue Bonds, weekly demand (Ê)	3,300	3.520	10/01/32	3,300
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	3.530	05/01/21	1,000
				26,460
Ohio - 1.5%
Franklin County Ohio Revenue Bonds, weekly demand (Ê)(µ)	6,100	3.650	06/01/16	6,100
State of Ohio General Obligation Unlimited, weekly demand (Ê)	3,075	3.530	03/15/25	3,075
				9,175
Oklahoma - 0.5%
Oklahoma Industries Authority Revenue Bonds, weekly demand (Ê)(µ)	2,900	3.640	08/15/29	2,900
Oregon - 1.0%
State of Oregon General Obligation Limited, weekly demand (Ê)	6,300	3.500	12/01/18	6,300
Pennsylvania - 1.0%
Pennsylvania Energy Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.570	12/01/11	2,500
Pennsylvania Higher Education Assistance Agency Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.570	06/01/29	1,700
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds, weekly demand (Ê)	2,300	3.640	02/15/14	2,300
				6,500
Puerto Rico - 2.3%
Puerto Rico Electric Power Authority Revenue Bonds, weekly demand (Ê)(µ)	4,595	3.650	07/01/11	4,595
Puerto Rico Electric Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,445	3.650	01/01/13	2,445
Puerto Rico Public Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	7,210	3.650	12/01/19	7,210
				14,250
Rhode Island - 1.5%
Rhode Island Health & Educational Building Corp. Revenue Bonds, weekly demand (Ê)	9,675	3.630	09/01/43	9,675
South Carolina - 0.4%
City of Rock Hill South Carolina Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.510	01/01/23	1,200
South Carolina Jobs-Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,295	3.510	02/15/28	1,295
				2,495
Tennessee - 0.8%
City of Memphis Tennessee General Obligation Unlimited	830	3.800	08/01/07	830
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	3.510	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, weekly demand (Ê)(µ)	3,095	3.630	01/01/30	3,095
Montgomery County Public Building Authority Revenue Bonds, weekly demand (Ê)(µ)	85	3.650	07/01/34	85
				4,760

Tax Free Money Market Fund

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Texas - 3.7%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	3.530	12/01/14	1,400
City of Arlington Texas Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.700	08/15/35	1,700
Harris County Health Facilities Development Corp. Revenue Bonds, weekly demand (Ê)	1,005	3.640	02/15/31	1,005
Harris County Health Facilities Development Corp. Revenue Bonds, weekly demand (Ê)	2,100	3.640	12/01/32	2,100
North Texas Tollway Authority Revenue Bonds, weekly demand (Ê)(µ)	3,300	3.550	01/01/23	3,300
Red River Texas Revenue Bonds, weekly demand (Ê)	3,500	3.590	05/15/30	3,500
Round Rock Independent School District General Obligation Unlimited, weekly demand (Ê)	1,400	3.590	08/01/21	1,400
State of Texas General Obligation Unlimited, weekly demand (Ê)	3,630	3.510	12/01/16	3,630
University of Texas Revenue Bonds, weekly demand (Ê)	5,400	3.500	08/15/13	5,400
				23,435
Utah - 1.4%
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	3.600	08/01/31	1,750
Murray Utah Revenue Bonds, weekly demand (Ê)	1,200	3.630	05/15/36	1,200
Utah Housing Corp. Revenue Bonds, weekly demand (Ê)	6,000	3.580	07/01/33	6,000
				8,950
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.530	12/01/25	1,200
Virginia - 0.2%
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	3.560	06/15/26	1,500
Washington - 4.9%
Energy Northwest Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.720	07/01/18	1,000
King County Housing Authority Revenue Bonds, weekly demand (Ê)(µ)	2,665	3.670	07/01/42	2,665
King County Housing Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.720	01/01/43	2,000
Marysville Washington Revenue Bonds, weekly demand (Ê)(µ)	4,500	3.720	04/01/13	4,500
Snohomish County Public Utility District No. 1 Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.510	01/01/25	2,500
State of Washington General Obligation Unlimited, weekly demand (Ê)(µ)	5,995	3.700	07/01/14	5,995
Washington Economic Development Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	3.580	10/01/25	2,410
Washington Health Care Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	3,800	3.720	08/01/26	3,800
Washington State Housing Finance Commission Revenue Bonds, weekly demand (Ê)(µ)	5,900	3.630	01/01/34	5,900
				30,770
West Virginia - 0.5%
West Virginia State Hospial Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	3.530	12/01/25	3,000

Tax Free Money Market Fund

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Wisconsin - 1.0%
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	3.560	09/01/33	3,000
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	3,200	3.580	05/01/34	3,200
				6,200

Total Short-Term Tax-Exempt Obligations (cost $549,151)	549,151
Total Investments - 87.3% (amortized cost $549,151)(†)	549,151
Other Assets and Liabilities, Net - 12.7%	80,027
Net Assets – 100.0%	629,178

Tax Free Money Market Fund

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Quality Ratings as a % of Value
VMIG1, SP-1+ or equivalent*	100%
Economic Sector Emphasis as a % of Value
General Obligation	20%
Education Revenue	20
Healthcare Revenue	18
Housing Revenue	12
Water and Sewer	8
Industrial Revenue/Pollution Control Revenue	5
Electricity & Power Revenue	4
Airport Revenue	2
Pre-refunded/Escrow to Maturity Bonds	2
Public Agency	2
Transportation Revenue	2
Port Revenue	1
Revenue	1
Tax and Revenue Anticipation Notes	1
Utility Revenue	1
Water	1
100%

*    VMIG1: The highest short-term municipal note credit rating given by Moody's Investor Services to notes with a demand feature which are of the "best quality."

    SP-1+: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

See accompanying notes which are an integral part of the financial statements.

SSgA
Tax Free Money Market Fund

Presentation of Portfolio Holdings — February 28, 2007 (Unaudited)

Categories	% of Net Assets
Alabama	2.6
Alaska	0.4
Arizona	0.8
California	7.2
Colorado	3.7
Connecticut	2.4
District of Columbia	0.5
Florida	1.2
Georgia	2.8
Idaho	0.6
Illinois	6.9
Iowa	0.3
Kentucky	1.3
Louisiana	1.6
Maine	0.2
Maryland	1.1
Massachusetts	6.8
Michigan	4.9
Missouri	1.2
Nevada	1.8
New Hampshire	1.0
New Jersey	0.1
New York	12.8
North Carolina	4.2
Ohio	1.5
Oklahoma	0.5
Oregon	1.0
Pennsylvania	1.0
Puerto Rico	2.3
Rhode Island	1.5
South Carolina	0.4
Tennessee	0.8
Texas	3.7
Utah	1.4
Vermont	0.2
Virginia	0.2
Washington	4.9
West Virginia	0.5
Wisconsin	1.0
Total Investments	87.3
Other Assets and Liabilities, Net	12.7
100.0

See accompanying notes which are an integral part of the financial statements.

SSgA
Money Market Funds

Notes to Schedules of Investments — February 28, 2007 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(†)  The identified cost for Federal income tax purposes.

Notes to Schedules of Investments

SSgA
Money Market Funds

Statement of Assets and Liabilities — February 28, 2007 (Unaudited)

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Assets
Investments at amortized cost which approximates value	$6,250,609	$256,861	$549,151
Repurchase agreements at cost which approximates value	1,900,000	831,137	—
Receivables:
Interest	30,779	1,333	3,042
Fund shares sold	1,169	1	80,680
From Adviser	192	—	—
Prepaid expenses	21	18	11
Total assets	8,182,770	1,089,350	632,884
Liabilities
Payables:
Due to Custodian	—	—	1,917
Fund shares redeemed	1,169	1	—
Accrued fees to affiliates	2,642	458	257
Other accrued expenses	275	28	11
Dividends	30,467	4,020	1,521
Total liabilities	34,553	4,507	3,706
Net Assets	$8,148,217	$1,084,843	$629,178
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$9	$115	$107
Accumulated net realized gain (loss)	(53)	(34)	(96)
Shares of beneficial interest	8,148	1,085	629
Additional paid-in capital	8,140,113	1,083,677	628,538
Net Assets	$8,148,217	$1,084,843	$629,178
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00	$1.00
Net assets	$8,148,216,668	$1,084,843,015	$629,178,312
Shares outstanding ($.001 par value)	8,148,264,279	1,084,817,589	629,086,128
* Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

SSgA
Money Market Funds

Statement of Operations — For the Period Ended February 28, 2007 (Unaudited)

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Investment Income
Interest	$201,309	$32,813	$11,226
Expenses
Advisory fees	9,373	1,537	788
Administrative fees	1,149	189	99
Custodian fees	535	107	76
Distribution fees	1,514	154	274
Transfer agent fees	68	21	18
Professional fees	64	19	14
Registration fees	13	9	10
Shareholder servicing fees	2,537	536	320
Trustees' fees	115	26	14
Insurance fees	743	11	4
Printing fees	127	20	7
Miscellaneous	29	13	11
Expenses before reductions	16,267	2,642	1,635
Expense reductions	(1,268)	(2)	(12)
Net expenses	14,999	2,640	1,623
Net investment income (loss)	186,310	30,173	9,603
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	—	—	(6)
Net Increase (Decrease) in Net Assets from Operations	$186,310	$30,173	$9,597

See accompanying notes which are an integral part of the financial statements.

SSgA
Money Market Funds

Statement of Changes in Net Assets

	Money Market Fund		US Government Money Market Fund		Tax Free Money Market Fund
Amounts in thousands	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$186,310	$317,616	$30,173	$57,873	$9,603	$15,430
Net realized gain (loss)	—	300	—	5	(6)	(45)
Net increase (decrease) in net assets from operations	186,310	317,916	30,173	57,878	9,597	15,385
Distributions
From net investment income	(186,310)	(317,616)	(30,173)	(57,873)	(9,603)	(15,430)
Net decrease in net assets from distributions	(186,310)	(317,616)	(30,173)	(57,873)	(9,603)	(15,430)
Share Transactions
Net increase (decrease) in net assets from share transactions	346,975	225,368	(131,600)	(529,154)	107,177	68,135
Total Net Increase (Decrease) in Net Assets	346,975	225,668	(131,600)	(529,149)	107,171	68,090
Net Assets
Beginning of period	7,801,242	7,575,574	1,216,443	1,745,592	522,007	453,917
End of period	$8,148,217	$7,801,242	$1,084,843	$1,216,443	$629,178	$522,007
Undistributed (overdistributed) net investment income included in net assets	$9	$9	$115	$115	$107	$107

See accompanying notes which are an integral part of the financial statements.

SSgA
Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	Net Asset Value, Beginning of Period	$$ Net Investment Income (Loss)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Money Market Fund
February 28, 2007*	1.0000	.0246	—	.0246	(.0246)	—	(.0246)
August 31, 2006	1.0000	.0418	—	.0418	(.0418)	—	(.0418)
August 31, 2005	1.0000	.0218	—	.0218	(.0218)	—	(.0218)
August 31, 2004	1.0000	.0076	—	.0076	(.0076)	—	(.0076)
August 31, 2003	1.0000	.0104	—	.0104	(.0104)	—	(.0104)
August 31, 2002	1.0000	.0196	—	.0196	(.0196)	—	(.0196)
US Government Money Market Fund
February 28, 2007*	1.0000	.0243	—	.0243	(.0243)	—	(.0243)
August 31, 2006	1.0000	.0412	—	.0412	(.0412)	—	(.0412)
August 31, 2005	1.0000	.0214	—	.0214	(.0214)	—	(.0214)
August 31, 2004	1.0000	.0070	—	.0070	(.0070)	—	(.0070)
August 31, 2003	1.0000	.0099	—	.0099	(.0099)	—	(.0099)
August 31, 2002	1.0000	.0188	—	.0188	(.0188)	—	(.0188)
Tax Free Money Market Fund
February 28, 2007*	1.0000	.0162	—	.0162	(.0162)	—	(.0162)
August 31, 2006	1.0000	.0262	—	.0262	(.0262)	—	(.0262)
August 31, 2005	1.0000	.0146	—	.0146	(.0146)	—	(.0146)
August 31, 2004	1.0000	.0048	.0003	.0051	(.0048)	(.0003)	(.0051)
August 31, 2003	1.0000	.0069	—	.0069	(.0069)	—	(.0069)
August 31, 2002	1.0000	.0119	—	.0119	(.0119)	—	(.0119)

* For the six months ended February 28, 2007 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.
(c) May reflect amounts waived and/or reimbursed by the investment adviser and for certain Funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

	$ Net Asset Value, End of Period	% Total Return(a)	$ Net Assets, end of period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(c)	% Ratio of Expenses to Average Net Assets, Gross(b)	% Ratio of Net Investment Income to Average Net Assets(b)(c)
Money Market Fund
February 28, 2007*	1.0000	2.49	8,148,217	.40	.43	4.97
August 31, 2006	1.0000	4.26	7,801,242	.40	.43	4.19
August 31, 2005	1.0000	2.20	7,575,574	.40	.42	2.14
August 31, 2004	1.0000	.77	8,146,933	.40	.40	.76
August 31, 2003	1.0000	1.05	10,744,370	.40	.42	1.04
August 31, 2002	1.0000	1.98	10,657,389	.39	.39	1.95
US Government Money Market Fund
February 28, 2007*	1.0000	2.46	1,084,843	.43	.43	4.91
August 31, 2006	1.0000	4.19	1,216,443	.42	.42	4.05
August 31, 2005	1.0000	2.16	1,745,592	.42	.42	2.22
August 31, 2004	1.0000	.70	1,161,107	.43	.43	.69
August 31, 2003	1.0000	.99	1,404,226	.41	.41	1.00
August 31, 2002	1.0000	1.89	2,016,054	.40	.40	1.89
Tax Free Money Market Fund
February 28, 2007*	1.0000	1.52	629,178	.52	.52	3.05
August 31, 2006	1.0000	2.65	522,007	.53	.53	2.65
August 31, 2005	1.0000	1.47	453,917	.54	.54	1.50
August 31, 2004	1.0000	.50	398,518	.57	.57	.47
August 31, 2003	1.0000	.69	445,166	.53	.53	.69
August 31, 2002	1.0000	1.20	572,360	.48	.48	1.17

Financial Highlights

SSgA

Money Market Funds

Notes to Financial Statements — February 28, 2007 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of February 28, 2007. These financial statements report on three of the SSgA Funds, the SSgA Money Market Fund, the SSgA US Government Money Market Fund and the SSgA Tax Free Money Market Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each of the Funds is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended, as described in Subchapter M of the Code. This requires each Fund to distribute substantially all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2006 the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
Funds	08/31/2011	08/31/2012	08/31/2013	08/31/2014	Total
Money Market	$—	$—	$52,045	$—	$52,045
US Government Money Market	5,172	16,922	8,920	2,635	33,649
Tax Free Money Market	—	—	—	44,761	44,761

Notes to Financial Statements

SSgA

Money Market Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

As permitted by tax regulations, the Tax Free Money Market Fund intends to defer a net realized capital loss incurred from November 1, 2005 to August 31, 2006 in the amount of $44,625 and treat it as arising in the fiscal year 2007.

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the funds on a daily basis, the first day the daily NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes (GAAP). These differences relate primarily to non-deductible deferred compensation and capital loss carryforwards. For the period ended February 28, 2007, there were no permanent differences between book and tax accounting.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to Funds are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

The Funds may engage in repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

SSgA Funds Management, Inc. (the "Adviser") reviews the tri-party repurchase agreement collateral support from the two custodian banks (Bank of New York and JP Morgan Chase) utilized to ensure that the collateralization rates are equal or greater than 102%. As is standard in the investment management industry, on a daily basis the Adviser recalculates a sample of tri-party repurchase agreement collateral positions. The custodian will notify the counterparty to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly at the annual rate of .25% of their daily net assets.

Notes to Financial Statements

SSgA

Money Market Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

The Adviser has contractually agreed to waive up to the full amount of the Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of .40% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver and reimbursement for the period ended February 28, 2007 was $1,256,099 and $0, respectively.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street Bank and Trust Company (the "Custodian" or "State Street") to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund ("Central Fund"). As of February 28, 2007, $9,698,391 represents the investments of other Investment Company Funds not presented herein.

Boston Financial Data Services ("BFDS"), serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each management company.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. The custody credits are included in the expense reductions in the Statement of Operations. For the six months ended February 28, 2007, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid
Money Market	$11,393
US Government Money Market	2,171
Tax Free Money Market	12,355

Administrator

The Investment Company has an administration agreement with Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents.

The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 up to $15 billion — .0315%; over $15 billion — .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. The Funds also reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Fund pays .025% to State Street, and a

Notes to Financial Statements

SSgA

Money Market Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2007, each Fund paid the following shareholder servicing expenses to affiliated service providers.

Funds	State Street	Global Markets	Fiduciary Investors Services	High Net Worth Services	CitiStreet
Money Market	$937,309	$530,545	$560,176	$108,343	$65
US Government Money Market	153,724	—	308,460	2,318	—
Tax Free Money Market	78,757	—	82,231	158,557	—

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2007.

Insurance

The Investment Company has entered into an agreement with AMBAC Assurance Corporation to provide additional insurance coverage on the Money Market Fund against issuer default. For this coverage, the Fund pays a fee to AMBAC of an annual rate of .018% of its daily average net assets.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of February 28, 2007 were as follows:

	Money Market	US Government Money Market	Tax Free Money Market
Advisory fees	$1,532,994	$206,183	$123,172
Administration fees	153,200	19,855	20,226
Custodian fees	67,571	34,659	5,980
Distribution fees	457,038	95,602	56,053
Shareholder servicing fees	366,748	73,512	38,723
Transfer agent fees	28,792	8,007	7,462
Trustees' fees	35,908	19,848	5,064
	$2,642,251	$457,666	$256,680

Notes to Financial Statements

SSgA

Money Market Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

Beneficial Interest

As of February 28, 2007, the following table includes shareholders (three of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
US Government Money Market	2	43.0
Tax Free Money Market	3	78.2

4.  Fund Share Transactions (On a Constant Dollar Basis)

	(amounts in thousands) For the Periods Ended
Money Market	February 28, 2007	August 31, 2006
Proceeds from shares sold	$49,939,678	$92,279,229
Proceeds from reinvestment of distributions	146,184	249,617
Payments for shares redeemed	(49,738,887)	(92,303,478)
Total net increase (decrease)	$346,975	$225,368
US Government Money Market
Proceeds from shares sold	$6,769,891	$17,100,018
Proceeds from reinvestment of distributions	17,823	35,540
Payments for shares redeemed	(6,919,314)	(17,664,712)
Total net increase (decrease)	$(131,600)	$(529,154)
Tax Free Money Market
Proceeds from shares sold	$3,051,918	$7,925,809
Proceeds from reinvestment of distributions	4,586	7,680
Payments for shares redeemed	(2,949,327)	(7,865,354)
Total net increase (decrease)	$107,177	$68,135

5.  Interfund Lending Program

The Investment Company has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Investment Company may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Investment Company will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the six months ended February 28, 2007, the Funds did not utilize the Interfund Lending Program.

Notes to Financial Statements

SSgA
Money Market Funds

Shareholder Requests for Additonal Information — February 28, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Request for Additional Information

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2007 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 46 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 67 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26	Listed under Principal Occupations

William L. Marshall Age 64 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 50 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 58 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 61 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	Listed under Principal Occupations

Bruce D. Taber Age 63 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Henry W. Todd Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 41 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, streetTRACKS Series Trust and streetTRACKS Index Shares Trust; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds (registered investment companies).

Ellen M. Needham Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment adviser); and • 2006 to Present, Vice President (2000 to 2006, Principal), State Street Global Advisers.

Mark E. Swanson Age 43 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors; and • 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Assistant Secretary and US General Counsel, Frank Russell Company, Russell Investment Management Company, Russell Trust Company, Russell Fund Distributors, Inc., Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services); Director, Secretary and U.S. General Counsel, Russell Real Estate Advisors Inc.; Secretary and U.S. General Counsel, Russell Institutional Services Inc.; Russell Trust Company; A Street Investment Associates, Inc.; and Russell Corporate Ventures, Inc.

Disclosure of Information about Fund Trustees and Officers

SSgA
Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Secretary and Chief Legal Officer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Fund Management and Service Providers

MMSAR - 02/07 (48389)

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Semiannual Report

February 28, 2007

SSgA Funds

Institutional Money Market Funds

Semiannual Report

February 28, 2007 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA

US Treasury Money Market Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,025.60	$1,023.80
Expenses Paid During Period *	$1.00	$1.00

* Expenses are equal to the Fund's expense ratio of .20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

US Treasury Money Market Fund
3

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SSgA

US Treasury Money Market Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Share	Date of %Maturity	Value $
United States Treasury - 26.7%
United States Treasury Bills	200,000	4.766	03/01/07	200,000
United States Treasury Bills	150,000	4.973	03/08/07	149,857
Total United States Treasury (amortized cost $349,857)				349,857
Total Investments - 26.7% (amortized cost $349,857)				349,857
Repurchase Agreements - 73.7%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $50,000 dated February 28, 2007 at 5.270% to be repurchased at $50,007 on March 1, 2007, collateralized by: $37,853 par United States Treasury Obligations, valued at $51,001				50,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $290,000 dated February 28, 2007 at 5.280% to be repurchased at $290,043 on March 1, 2007, collateralized by: $238,144 par United States Treasury Obligations, valued at $295,801				290,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated February 28, 2007 at 5.260% to be repurchased at $50,007 on March 1, 2007, collateralized by: $41,840 par United States Treasury Obligations, valued at $51,004				50,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $50,000 dated February 28, 2007 at 5.270% to be repurchased at $50,007 on March 1, 2007, collateralized by: $37,263 par United States Treasury Obligations, valued at $51,001				50,000
Agreement with Fortis Securities, Inc. and The Bank of New York, Inc. (Tri-Party) of $50,000 dated February 28, 2007 at 5.280% to be repurchased at $50,007 on March 1, 2007, collateralized by: $73,033 par United States Treasury Obligations, valued at $51,000				50,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $290,000 dated February 28, 2007 at 5.280% to be repurchased at $290,043 on March 1, 2007, collateralized by: $294,171 par United States Treasury Obligations, valued at $295,802				290,000
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated February 28, 2007 at 5.280% to be repurchased at $50,007 on March 1, 2007, collateralized by: $40,560 par United States Treasury Obligations, valued at $51,003				50,000
Agreement with Merrill Lynch and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated February 28, 2007 at 5.260% to be repurchased at $50,007 on March 1, 2007, collateralized by: $67,410 par United States Treasury Obligation, valued at $51,000				50,000
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $36,657 dated February 28, 2007 at 5.270% to be repurchased at $36,662 on March 1, 2007, collateralized by: $37,434 par United States Treasury Obligations, valued at $37,391				36,657

US Treasury Money Market Fund
5

SSgA

US Treasury Money Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated February 28, 2007 at 5.270% to be repurchased at $50,007 on March 1, 2007, collateralized by: $61,910 par United States Treasury Obligations, valued at $51,004	50,000
Total Repurchase Agreements (identified cost $966,657)	966,657
Total Investments and Repurchase Agreements - 100.4% (cost $1,316,514)(†)	1,316,514
Other Assets and Liabilities, Net - (0.4%)	(5,526)
Net Assets - 100.0%	1,310,988

See accompanying notes which are an integral part of the financial statements.
6

SSgA
US Treasury Money Market Fund

Presentation of Portfolio Holdings — February 28, 2007 (Unaudited)

Categories	% of Net Assets
United States Treasury	26.7
Repurchase Agreements	73.7
Total Investments and Repurchase Agreements	100.4
Other Assets and Liabilities, Net	(0.4)
100.0

See accompanying notes which are an integral part of the financial statements.
7

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SSgA

Prime Money Market Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,025.90	$1,023.80
Expenses Paid During Period *	$1.00	$1.00

* Expenses are equal to the Fund's expense ratio of .20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Prime Money Market Fund
9

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SSgA

Prime Money Market Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds and Notes - 21.4%
Alliance & Leicester Bldg. Society	95,000	5.300	03/28/08	95,000
American Centurian Bank	100,000	5.290	08/10/07	100,000
American Express Credit Corp.	45,000	5.290	03/20/08	45,000
Bank of America Corp.(Ê)	175,000	5.315	04/18/07	175,000
Bank of Ireland	100,000	5.300	03/20/08	100,000
Caja Madrid	60,000	5.360	02/19/08	60,000
Eli Lilly & Co.(Ê)	33,328	5.310	03/01/08	33,328
General Electric Capital Corp.	225,000	5.280	03/26/08	225,000
Goldman Sachs Group Inc.(Ê)	50,000	5.370	03/13/07	50,000
Goldman Sachs Group Inc.(Ê)	30,000	5.480	08/13/07	30,000
Goldman Sachs Group Inc.(Ê)	48,000	5.450	09/04/07	48,000
Goldman Sachs Group Inc.(Ê)	100,000	5.360	09/07/07	100,000
HBOS Treasury Services PLC	100,000	5.310	03/09/08	100,000
HBOS Treasury Services PLC(Ê)	55,000	5.390	04/01/08	55,000
JP Morgan Chase & Company(Ê)	145,000	5.290	03/02/08	145,000
Macquarie Bank Ltd.	95,000	5.330	03/21/08	95,000
Merrill Lynch & Co. Inc.(Ê)	80,000	5.400	03/05/08	80,000
Morgan Stanley(Ê)	80,000	5.400	02/05/08	80,000
Morgan Stanley	50,000	5.380	03/15/08	50,000
National Australia Bank	95,000	5.310	03/07/08	95,000
Nordea Bank	63,000	5.330	03/12/08	63,000
Northern Rock PLC(Ê)	100,000	5.380	02/03/08	100,000
Northern Rock PLC(Ê)	60,000	5.340	03/05/08	60,000
Svenska Handelsbanken	100,000	5.290	03/21/08	100,000
Unicredito Italiano SPA	35,000	5.330	03/15/08	35,000
Washington Mutual Bank	55,000	5.300	04/20/07	55,000
Wells Fargo & Company	100,000	5.310	03/05/08	100,000
Westpac Banking Corp.	100,000	5.300	03/06/08	100,000
Westpac Banking Corp.	82,000	5.310	03/16/08	82,000
Total Corporate Bonds and Notes (amortized cost $2,456,328)				2,456,328
Domestic Certificates of Deposit - 4.0%
Citibank NA	250,000	5.310	05/09/07	250,000
Washington Mutual Bank	200,000	5.340	05/17/07	200,000
Total Domestic Certificates of Deposit (amortized cost $450,000)				450,000
Domestic Commercial Paper - 17.4%
Cobbler Funding LLC	110,970	5.260	04/25/07	110,078
Dakota Notes	125,000	5.250	04/05/07	124,362
Dakota Notes	150,000	5.250	04/23/07	148,841
Edison Asset Securitization LLC	150,000	5.210	04/18/07	148,958
Edison Asset Securitization LLC	150,000	5.200	08/06/07	146,577
Emerald Notes	299,550	5.250	05/29/07	295,662
General Electric Capital Corp.	75,000	5.280	04/16/07	74,502
Giro Balanced Funding Corp.	211,598	5.280	03/26/07	210,822
Grampian Funding Ltd.	112,000	5.230	03/20/07	111,691
Park Sienna LLC	75,356	5.290	03/06/07	75,301

Prime Money Market Fund
11

SSgA
Prime Money Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Scaldis Capital	125,000	5.230	03/20/07	124,655
Sheffield Receivables Corp.	175,000	5.250	04/27/07	173,545
Silver Tower US Funding LLC	63,000	5.255	04/25/07	62,494
Stratford Receivables Co.	100,000	5.280	03/20/07	99,721
Surrey Funding Corp.	90,000	5.260	04/02/07	89,579
Total Domestic Commercial Paper (amortized cost $1,996,788)				1,996,788
Domestic Time Deposits - 6.4%
Branch Banking & Trust Co.	300,000	5.360	03/01/07	300,000
Regions Bank	150,000	5.310	03/01/07	150,000
SunTrust Bank	281,170	5.360	03/01/07	281,170
Total Time Deposits (amortized cost $731,170)				731,170
Eurodollar Certificates of Deposit - 4.9%
Calyon NY	125,000	5.350	08/31/07	125,006
HSBC Bank USA	195,000	5.305	05/14/07	194,998
Societe Generale	100,000	5.310	04/19/07	100,000
Societe Generale	100,000	5.510	08/08/07	100,028
Unicredito Italiano SpA	41,000	5.290	05/30/07	40,999
Total Eurodollar Certificates of Deposit (amortized cost $561,031)				561,031
Foreign Commercial Paper - 3.0%
Danske Corp.	100,000	5.128	10/23/07	96,638
Macquarie Bank Ltd.	100,000	5.300	07/20/07	99,996
Swedbank	150,000	5.230	04/25/07	148,801
Total Foreign Commercial Paper (amortized cost $345,435)				345,435
United States Government Agencies - 0.4%
Freddie Mac	50,000	5.250	05/16/07	49,995
Total United States Government Agencies (amortized cost $49,995)				49,995
Yankee Certificates of Deposit - 28.0%
Abbey National Treasury Services PLC	250,000	5.343	04/23/07	250,000
Banco Bilbao Vizcaya Argentaria	100,000	5.505	08/03/07	100,002
Banco Bilbao Vizcaya Argentaria	200,000	5.345	08/07/07	200,004
Barclays Bank PLC(Ê)	198,500	5.275	07/05/07	198,489
Barclays Bank PLC	75,000	5.355	01/22/08	75,000
BNP Paribas SA	225,000	5.300	10/03/07	224,974
Canadian Imperial Bank Corp.	125,000	5.343	04/23/07	125,000
Credit Agricole Indosuez	150,000	5.260	08/28/07	150,000
Fortis Funding LLC	100,000	5.270	10/15/07	99,994
HBOS Treasury Services PLC	100,000	5.310	05/14/07	100,000
HBOS Treasury Services PLC	75,000	5.280	06/19/07	75,000
Landesbank Hessen Thuri	275,000	5.280	03/09/07	275,000
Royal Bank of Canada(Ê)	300,000	5.303	09/28/07	299,962

Prime Money Market Fund
12

SSgA
Prime Money Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Royal Bank of Scotland	100,000	5.260	09/14/07	99,986
San Paolo IMI	100,000	5.330	04/13/07	99,999
Svenska Handelsbanken	200,000	5.280	03/08/07	200,000
Toronto Dominion Bank	200,000	5.505	05/03/07	200,002
Toronto Dominion Bank	90,250	5.365	10/26/07	90,218
UBS AG	300,000	5.300	05/29/07	300,000
Unicredito Italiano SpA	50,000	5.395	10/29/07	49,992
Total Yankee Certificates of Deposit (amortized cost $3,213,622)				3,213,622
Total Investments - 85.5% (amortized cost $9,804,369)				9,804,369
Repurchase Agreements - 14.4%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $600,000 dated on February 28, 2007 at 5.340% to be repurchased at $600,089 on March 1, 2007, collateralized by: $781,454 par various United States Government Agency Mortgage Obligations, valued at $612,000				600,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $300,000 dated February 26, 2007, at 5.320% to be repurchased at $301,552 on April 2, 2007, collateralized by: 219,698 shares various Equities, valued at $315,000				300,000
Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-Party) of $150,000 dated on February 28, 2007 at 5.360% to be repurchased at $150,022 on March 1, 2007, collateralized by: $977,437 par various Mortgage Obligations, valued at $153,003				150,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $600,000 dated on February 28, 2007 at 5.340% to be repurchased at $600,089 on March 1, 2007, collateralized by: $874,440 par various Municipal Bonds, valued at $612,001				600,000
Total Repurchase Agreements (identified cost $1,650,000)				1,650,000
Total Investments and Repurchase Agreements - 99.9% (cost $11,454,369) (†)				11,454,369
Other Assets and Liabilities, Net - 0.1%				10,341
Net Assets - 100.0%				11,464,710

See accompanying notes which are an integral part of the financial statements.
13

SSgA
Prime Money Market Fund

Presentation of Portfolio Holdings — February 28, 2007 (Unaudited)

Categories	% of Net Assets
Corporate Bonds and Notes	21.4
Domestic Certificates of Deposit	4.0
Domestic Commercial Paper	17.4
Domestic Time Deposits	6.4
Eurodollar Certificates of Deposit	4.9
Foreign Commercial Paper	3.0
United States Government Agencies	0.4
Yankee Certificates of Deposit	28.0
Repurchase Agreements	14.4
Total Investments and Repurchase Agreements	99.9
Other Assets and Liabilities, Net	0.1
100.0

See accompanying notes which are an integral part of the financial statements.
14

SSgA
Institutional Money Market Funds

Notes to Schedules of Investments — February 28, 2007 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for Federal income tax purposes.

Notes to Schedules of Investments
15

SSgA
Institutional Money Market Funds

Statement of Assets and Liabilities — February 28, 2007 (Unaudited)

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Assets
Investments at amortized cost which approximates value	$349,857	$9,804,369
Repurchase agreements at cost which approximates value	966,657	1,650,000
Receivables:
Interest	142	56,602
From Adviser	12	611
Prepaid expenses	50	24
Total assets	1,316,718	11,511,606
Liabilities
Payables:
Accrued fees to affiliates	244	2,144
Other accrued expenses	17	360
Dividends	5,469	44,392
Total liabilities	5,730	46,896
Net Assets	$1,310,988	$11,464,710
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$64	$74
Accumulated net realized gain (loss)	(3)	8
Shares of beneficial interest	1,311	11,465
Additional paid-in capital	1,309,616	11,453,163
Net Assets	$1,310,988	$11,464,710
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00
Net assets	$1,310,987,630	$11,464,709,854
Shares outstanding ($.001 par value)	1,310,990,201	11,464,689,690

*  Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.
16

SSgA
Institutional Money Market Funds

Statement of Operations — For the Period Ended February 28, 2007 (Unaudited)

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Investment Income
Interest	$35,087	$286,641
Expenses
Advisory fees	1,657	8,000
Administrative fees	203	1,635
Custodian fees	140	813
Distribution fees	132	1,130
Transfer agent fees	19	56
Professional fees	20	92
Registration fees	7	20
Shareholder servicing fees	166	1,333
Trustees' fees	23	169
Insurance fees	9	1,055
Printing fees	8	69
Miscellaneous	12	34
Expenses before reductions	2,396	14,406
Expense reductions	(1,068)	(3,713)
Net expenses	1,328	10,693
Net investment income (loss)	33,759	275,948
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	2	8
Net Increase (Decrease) in Net Assets from Operations	$33,761	$275,956

See accompanying notes which are an integral part of the financial statements.
17

SSgA
Institutional Money Market Funds

Statement of Changes in Net Assets

	US Treasury Money Market Fund		Prime Money Market Fund
Amounts in thousands	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,759	$51,290	$275,948	$498,969
Net realized gain (loss)	2	(6)	8	185
Net increase (decrease) in net assets from operations	33,761	51,284	275,956	499,154
Distributions
From net investment income	(33,759)	(51,290)	(275,948)	(498,969)
From net realized gain (loss)	—	—	(67)	—
Net decrease in net assets from distributions	(33,759)	(51,290)	(276,015)	(498,969)
Share Transactions
Net increase (decrease) in net assets from share transactions	(141,107)	164,020	468,660	(554,470)
Total Net Increase (Decrease) in Net Assets	(141,105)	164,014	468,601	(554,285)
Net Assets
Beginning of period	1,452,093	1,288,079	10,996,109	11,550,394
End of period	$1,310,988	$1,452,093	$11,464,710	$10,996,109
Undistributed (overdistributed) net investment income included in net assets	$64	$64	$74	$74

See accompanying notes which are an integral part of the financial statements.
18

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SSgA
Institutional Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)	$ Net Realized and Unrealized Gain (Loss)		$ Distributions from Net Investment Income	$ Net Asset Value, End of Period
US Treasury Money Market Fund
February 28, 2007*	1.0000	.0253	—	(d)	(.0253)	1.0000
August 31, 2006	1.0000	.0427	—	(d)	(.0427)	1.0000
August 31, 2005	1.0000	.0230	—		(.0230)	1.0000
August 31, 2004	1.0000	.0087	—		(.0087)	1.0000
August 31, 2003	1.0000	.0113	—		(.0113)	1.0000
August 31, 2002	1.0000	.0181	—		(.0181)	1.0000
Prime Money Market Fund
February 28, 2007*	1.0000	.0256	—	(d)	(.0256)	1.0000
August 31, 2006	1.0000	.0438	—	(d)	(.0438)	1.0000
August 31, 2005	1.0000	.0239	—		(.0239)	1.0000
August 31, 2004	1.0000	.0095	—		(.0095)	1.0000
August 31, 2003	1.0000	.0124	—		(.0124)	1.0000
August 31, 2002	1.0000	.0209	—		(.0209)	1.0000

*  For the six months ended February 28, 2007 (Unaudited).

(a)  Periods less than one year are not annualized.

(b)  The ratios for periods less than one year are annualized.

(c)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain Funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

(d)  Less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.
20

	% Total Return(a)	$ Net Assets, end of period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(c)	% Ratio of Expenses to Average Net Assets, Gross(b)	% Ratio of Net Investment Income to Average Net Assets(b)(c)
US Treasury Money Market Fund
February 28, 2007*	2.56	1,310,988	.20	.36	5.09
August 31, 2006	4.36	1,452,093	.20	.36	4.25
August 31, 2005	2.32	1,288,079	.20	.36	2.39
August 31, 2004	.88	659,467	.20	.36	.86
August 31, 2003	1.13	874,212	.20	.36	1.16
August 31, 2002	1.83	1,265,470	.20	.36	1.85
Prime Money Market Fund
February 28, 2007*	2.59	11,464,710	.20	.27	5.17
August 31, 2006	4.47	10,996,109	.20	.27	4.39
August 31, 2005	2.41	11,550,394	.20	.27	2.31
August 31, 2004	.97	12,390,113	.20	.27	.96
August 31, 2003	1.25	11,089,939	.20	.27	1.21
August 31, 2002	2.11	6,156,731	.20	.27	2.02

Financial Highlights
21

SSgA
Institutional Money Market Funds

Notes to Financial Statements — February 28, 2007 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of February 28, 2007. These financial statements report on two Funds, the SSgA US Treasury Money Market Fund and the SSgA Prime Money Market Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each of the Funds is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

The Prime Money Market Fund Class T closed effective August 31, 2006.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended, as described in Subchapter M of the Code. This requires each Fund to distribute substantially all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At August 31, 2006, the Funds had no capital loss carryforwards.

As permitted by tax regulations, the US Treasury Money Market Fund intends to defer a net realized capital loss incurred from November 1, 2005 to August 31, 2006 of $5,750, and treat it as arising in the fiscal year 2007.

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006.

Notes to Financial Statements
22

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the funds on a daily basis, the first day the daily NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes (GAAP). These differences relate primarily to non-deductible deferred compensation and capital loss carryforwards. For the period ended February 28, 2007, there were no permanent differences between book and tax accounting.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to Funds are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

SSgA Funds Management, Inc. (the "Adviser") reviews the tri-party repurchase agreement collateral support from the two custodian banks (Bank of New York and JP Morgan Chase) utilized to ensure that the collateralization rates are equal or greater than 102%. As is standard in the investment management industry, on a daily basis the Adviser recalculates a sample of tri-party repurchase agreement collateral positions. The custodian will notify the counterparty to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly. Until January 23, 2007, the US Treasury Money Market Fund paid a fee to the Adviser at the annual rate of .25% of its average daily net assets. Effective January 23, 2007, the Adviser has reduced the management fee on the US Treasury Money Market Fund to .15% of its average daily net assets. The Prime Money Market Fund pays a fee to the Adviser at the annual rate of .15% of its average daily net assets.

Until January 23, 2007, the Adviser had agreed to waive .15% of its .25% Advisory fee on the US Treasury Money Market Fund. Effective January 23, 2007, the Adviser has contractually agreed to waive .05% of its .15% Advisory fee on the US Treasury

Notes to Financial Statements
23

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

Money Market Fund until December 31, 2010. The Adviser also contractually agreed to waive up to the full amount of the US Treasury Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring fees and extraordinary expenses). The total amounts of the waiver and reimbursement for the period ended February 28, 2007 were $994,304 and $73,632, respectively.

The Adviser has contractually agreed on the Prime Money Market Fund to waive .05% of its .15% Advisory fee until December 31, 2010. The Adviser also contractually agreed to waive up to the full amount of the Prime Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring fees and extraordinary expenses). The total amounts of the waiver and reimbursement for the period ended February 28, 2007 were $2,666,756 and $1,011,796, respectively.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street Bank and Trust Company (the "Custodian" or "State Street") to provide custody and fund accounting services to the Funds. For these services, the Funds pay the Custodian asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). As of February 28, 2007, $214,010,176 represents the investments of other Investment Company Funds not presented herein.

Boston Financial Data Services ("BFDS"), serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each management company.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. The custody credits are included in the expense reductions in the Statement of Operations. For the six months ended February 28, 2007, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid
US Treasury Money Market	$460
Prime Money Market	34,428

Administrator

The Investment Company has an administration agreement with Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents.

The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion — .0315%; over $15 billion — .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Notes to Financial Statements
24

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

The Funds have Shareholder Service Agreements with State Street. For these services, each Fund pays a maximum of .025% to State Street, based on the average daily value of all Fund shares held. For the six months ended February 28, 2007, the Funds paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street
US Treasury Money Market	$165,717
Prime Money Market	1,333,378

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2007.

Insurance

The Investment Company has entered into an agreement with AMBAC Assurance Corporation to provide additional insurance coverage on the Prime Money Market Fund against issuer default. For this coverage, the Fund pays a fee to AMBAC of an annual rate of .018% of its daily net assets.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of February 28, 2007 were as follows:

	US Treasury Money Market	Prime Money Market
Advisory fees	$107,594	$847,873
Administration fees	27,942	211,693
Custodian fees	6,143	157,553
Distribution fees	58,832	581,972
Shareholder servicing fees	26,823	214,467
Transfer agent fees	4,745	26,255
Trustees' fees	12,208	104,118
	$244,287	$2,143,931

Beneficial Interest

As of February 28, 2007, the following table includes shareholders (two of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
US Treasury Money Market	3	91.8
Prime Money Market	1	95.1

Notes to Financial Statements
25

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

4.  Fund Share Transactions (On a Constant Dollar Basis):

	(amounts in thousands) For the Periods Ended
	February 28, 2007	August 31, 2006
US Treasury Money Market
Proceeds from shares sold	$13,768,309	$22,332,926
Proceeds from reinvestment of distributions	32,518	47,739
Payments for shares redeemed	(13,941,934)	(22,216,645)
Total net increase (decrease)	$(141,107)	$164,020
Prime Money Market
Institutional Class
Proceeds from shares sold	$70,895,561	$152,815,741
Proceeds from reinvestment of distributions	274,946	472,474
Payments for shares redeemed	(70,701,847)	(153,842,685)
	468,660	(554,470)
Class T*
Proceeds from shares sold	—	256
Proceeds from reinvestment of distributions	—	24
Payments for shares redeemed	—	(280)
	—	—
Total net increase (decrease)	$468,660	$(554,470)
* The Prime Money Market Fund Class T closed effective August 31, 2006.

Notes to Financial Statements
26

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — February 28, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
27

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2007 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 46 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 67 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26	Listed under Principal Occupations

William L. Marshall Age 64 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers
28

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 50 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 58 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers
29

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 61 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	Listed under Principal Occupations

Bruce D. Taber Age 63 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Henry W. Todd Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers
30

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 41 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, streetTRACKS Series Trust and streetTRACKS Index Shares Trust; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer, and Trustee State Street Master Funds (registered investment companies).

Ellen M. Needham Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment adviser); and • 2006 to present, Vice President (2000 to 2006, Principal), State Street Global Advisers.

Mark E. Swanson Age 43 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors; and • 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Assistant Secretary and US General Counsel, Frank Russell Company, Russell Investment Management Company, Russell Trust Company, Russell Distributors Inc., Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services); Director, Secretary and U.S. General Counsel, Russell Real Estate Advisors Inc.; Secretary and U.S. General Counsel, Russell Institutional Services Inc.; Russell Trust Company; A Street Investment Associates, Inc.; and Russell Corporate Ventures Inc.

Disclosure of Information about Fund Trustees and Officers
31

SSgA
Institutional Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Secretary and Chief Legal Officer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Fund Management and Service Providers
32

IMMSAR-02/07 (48393)

FIXED INCOME FUNDS

Yield Plus Fund

Bond Market Fund

Bond Market Fund – Class R

Intermediate Fund

High Yield Bond Fund

Semiannual Report

February 28, 2007

SSgA Funds
Fixed Income Funds

Semiannual Report

February 28, 2007 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA

Yield Plus Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,026.60	$1,022.02
Expenses Paid During Period *	$2.81	$2.81

* Expenses are equal to the Fund's expense ratio of .56% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Yield Plus Fund
3

This page has been intentionally left blank.

SSgA
Yield Plus Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 99.0%
Asset-Backed Securities - 63.2%
Access Group, Inc. (Ê) Series 2003-A Class A1 5.790% due 04/25/23	2,970	3,008
ACE Securities Corp. (Ê) Series 2005-HE6 Class A2B 5.520% due 10/25/35	4,000	4,001
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R1 Class M5 6.520% due 02/25/34	3,000	3,011
Amortizing Residential Collateral Trust (Ê) Series 2002-BC5 Class M1 6.010% due 07/25/32	1,808	1,811
Argent Securities, Inc. (Ê) Series 2003-W3 Class M1 6.070% due 09/25/33	3,000	3,019
Series 2004-W2 Class M2 6.570% due 04/25/34	4,000	4,051
Asset Backed Funding Certificates (Ê) Series 2004-HE1 Class M2 6.470% due 07/25/34	1,755	1,775
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE2 Class M1 6.220% due 04/15/33	3,478	3,480
Camber, PLC (Ê)(l) Series 2006-6A Class B 5.760% due 07/12/43	770	768
Chase Funding Mortgage Loan Asset-Backed Certificates (Ê) Series 2001-4 Class 2M1 6.670% due 11/25/31	1,239	1,240
Countrywide Asset-Backed Certificates (Ê) Series 2004-1 Class M6 6.520% due 12/25/33	2,700	2,707
Series 2004-BC5 Class M5 6.320% due 10/25/34	1,650	1,661
Credit-Based Asset Servicing and Securitization LLC (Ê) Series 2005-CB4 Class AF1 5.440% due 08/25/35	176	177
Series 2005-CB8 Class AF1A 5.410% due 12/25/35	3,451	3,452
Series 2005-CB8 Class M1 5.850% due 12/25/35	2,300	2,310
GE Business Loan Trust (Ê)(l) Series 2004-1 Class A 5.610% due 05/15/32	7,375	7,377
Series 2004-1 Class B 6.020% due 05/15/32	2,212	2,211

	Principal Amount ($) or Shares	Market Value $
GSAMP Trust (Ê) Series 2005-HE4 Class B2 6.620% due 08/25/35	1,000	981
Series 2005-HE6 Class M1 5.760% due 11/25/35	4,000	4,012
Series 2006-FM1 Class M2 5.640% due 04/25/36	5,000	5,000
Indymac Residential Asset Backed Trust (Ê) Series 2005-D Class M3 5.800% due 03/25/36	5,000	5,022
IXIS Real Estate Capital Trust (Ê) Series 2005-HE3 Class A2 5.430% due 12/25/35	368	368
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2006-WMC Class M2 5.610% due 07/25/36	3,000	3,002
Long Beach Mortgage Loan Trust (Ê) Series 2005-WL1 Class 3M1 5.800% due 06/25/45	2,000	2,009
Mastr Asset Backed Securities Trust (Ê) Series 2006-NC2 Class M2 5.620% due 08/25/36	1,900	1,900
Morgan Stanley Home Equity Loans (Ê) Series 2005-3 Class A1 5.430% due 08/25/35	784	784
New Century Home Equity Loan Trust (Ê) Series 2006-1 Class M1 5.660% due 05/25/36	4,000	4,003
Novastar Home Equity Loan (Ê) Series 2005-3 Class M2 5.790% due 01/25/36	5,000	5,021
Series 2006-1 Class M1 5.620% due 05/25/36	3,000	3,001
Ownit Mortgage Loan Asset Backed Certificates (Ê) Series 2006-3 Class M3 5.690% due 03/25/37	2,805	2,811
Residential Asset Securities Corp. (Ê) Series 2005-KS7 Class A1 5.420% due 08/25/35	15	15
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-HE1 Class M1 5.620% due 05/25/36	4,000	3,998
SG Mortgage Securities Trust (Ê) Series 2005-OPT Class M2 5.770% due 10/25/35	3,500	3,518
SLM Student Loan Trust (Ê) Series 2003-B Class A2 5.760% due 03/15/22	4,000	4,044

Yield Plus Fund
5

SSgA
Yield Plus Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
SMS Student Loan Trust (Ê) Series 1998-A Class A2 5.480% due 07/28/26	1,305	1,306
Stack, Ltd. (Ê)(l) Series 2006-1A Class 2 5.780% due 08/10/46	1,585	1,581
Structured Asset Investment Loan Trust (Ê) Series 2003-BC2 Class M1 6.700% due 04/25/33	1,841	1,843
Series 2003-BC3 Class M1 6.745% due 04/25/33	5,000	5,004
Series 2003-BC1 Class M2 7.170% due 10/25/33	3,000	3,005
7.070% due 11/25/33	2,700	2,711
Series 2004-4 Class M5 6.770% due 04/25/34	2,440	2,440
Series 2004-BNC Class M3 6.620% due 12/25/34	3,811	3,830
Structured Asset Securities Corp. (Ê) Series 2005-WF2 Class M1 5.700% due 05/25/35	2,000	2,007
		119,275
International Debt - 19.9%
ARMS II (Ê) Series 2004-G3 Class A1A 5.570% due 01/10/35	2,705	2,709
Cairn Mezzanine ABS CDO PLC (Ê)(l) Series 2006-1A Class 2 5.783% due 12/09/46	1,500	1,497
Crusade Global Trust (Ê) Series 2003-1 Class A 5.560% due 01/17/34	902	904
Series 2003-2 Class A 5.551% due 09/18/34	2,022	2,026
Granite Master Issuer PLC (Ê)(l) Series 2006-1A Class A5 5.430% due 12/20/54	5,000	5,004
Granite Mortgages PLC (Ê) Series 2004-1 Class 2A1 5.525% due 03/20/44	4,585	4,590
Series 2004-3 Class 2A1 5.505% due 09/20/44	1,500	1,499
Holmes Financing PLC (Ê) Series 2005-9 Class 2A 5.420% due 07/15/13	500	500
Medallion Trust (Ê) Series 2002-1G Class A1 5.530% due 04/17/33	1,899	1,903
Series 2004-1G Class A1 5.490% due 05/25/35	1,895	1,895

	Principal Amount ($) or Shares	Market Value $
Montauk Point CDO, Ltd. (Ê)(l) Series 2006-2A Class A1J 5.780% due 06/07/46	1,460	1,459
Ocwen Advance Receivables Backed Notes (Ê)(l) Series 2004-1A Class A2 5.820% due 10/24/13	1,300	1,302
Permanent Financing PLC (Ê) Series 2004-4 Class 2A 5.423% due 03/10/09	4,500	4,500
Puma Finance, Ltd. (Ê) Series 2003-G3 Class A 5.590% due 08/08/34	1,192	1,192
Superannuation Members Home Loans Global Fund (Ê) Series 2002-3A Class A 5.589% due 12/01/28	5,009	5,018
Westpac Securitisation Trust (Ê) Series 2002-1G Class A 5.526% due 06/05/33	1,622	1,621
		37,619
Mortgage-Backed Securities - 15.9%
Credit Suisse First Boston Mortgage Securities Corp. (l) Series 2003-C4 Class ASP Interest Only STRIP 0.370% due 08/15/36	126,705	1,552
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2006-AF1 Class A5 5.600% due 04/25/36	2,302	2,310
Harborview Mortgage Loan Trust (Ê) Series 2005-7 Class 2A2A 5.620% due 06/19/45	746	747
Morgan Stanley Capital I (l) Series 2003-IQ5 Class X2 Interest Only STRIP 0.916% due 04/15/38	35,946	1,018
Residential Accredit Loans, Inc. (Ê) Series 2003-QS1 Class A5 5.970% due 07/25/33	1,019	1,021
Series 2004-QS1 Class A2 5.870% due 01/25/34	980	984
Series 2006-QS1 Class 2A1 5.770% due 12/25/36	4,828	4,834
Residential Asset Securitization Trust (Ê) Series 2003-A8 Class A2 5.670% due 10/25/18	2,168	2,162
Series 2003-A9 Class A3 5.870% due 08/25/33	1,968	1,977

Yield Plus Fund
6

SSgA
Yield Plus Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-FR3 Class M1 5.620% due 05/25/36	3,000	3,005
Sequoia Mortgage Trust (Ê) Series 2003-2 Class A1 5.650% due 06/20/33	46	46
Series 2004-1 Class B1 5.870% due 02/20/34	1,132	1,133
Series 2004-2 Class B2 6.300% due 03/20/34	1,719	1,721
Specialty Underwriting & Residential Finance (Ê) Series 2006-BC3 Class M2 5.610% due 06/25/37	3,500	3,502
Structured Asset Securities Corp. (Ê) Series 2006-OPT Class M2 5.660% due 04/25/36	4,000	3,995
		30,007
Total Long-Term Investments (cost $186,726)		186,901

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 1.1%
Federated Investors Prime Cash Obligations Fund	1,112,584	1,113
Goldman Sachs Financial Square Funds - Prime Obligations Fund	974,016	974
Total Short-Term Investments (cost $2,087)		2,087
Total Investments - 100.1% (identified cost $188,813)		188,988
Other Assets and Liabilities, Net - (0.1%)		(183)
Net Assets - 100.0%		188,805

Presentation of Portfolio Holdings — February 28, 2007

Categories	% of Net Assets
Asset-Backed Securities	63.2
International Debt	19.9
Mortgage-Backed Securities	15.9
Short-Term Investments	1.1
Total Investments	100.1
Other Assets and Liabilities, Net	(0.1)
100.0

See accompanying notes which are an integral part of the financial statements.

Yield Plus Fund
7

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SSgA

Bond Market Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,033.30	$1,022.32
Expenses Paid During Period *	$2.52	$2.51

* Expenses are equal to the Fund's expense ratio of .50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,031.80	$1,021.12
Expenses Paid During Period *	$3.73	$3.71

* Expenses are equal to the Fund's expense ratio of .74% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

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9

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SSgA
Bond Market Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 113.8%
Asset-Backed Securities - 22.8%
Argent Securities, Inc. (Ê) Series 2005-W3 Class M2 5.780% due 11/25/35	2,000	2,008
Asset Backed Securities Corp. Home Equity (Ê) Series 2005-HE3 Class M2 5.760% due 04/25/35	2,500	2,510
Series 2005-HE8 Class M2 5.770% due 11/25/35	1,000	1,005
Series 2006-HE3 Class A3 5.380% due 03/25/36	707	707
Carrington Mortgage Loan Trust (Ê) Series 2005-OPT Class A1C 5.550% due 05/25/35	3,000	3,003
Series 2006-NC2 Class M2 5.610% due 06/25/36	426	426
CDC Mortgage Capital Trust (Ê) Series 2002-HE1 Class A 5.630% due 01/25/33	218	218
Centex Home Equity (Ê) Series 2005-D Class M2 5.780% due 10/25/35	2,000	2,010
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-NC2 Class A2A 5.360% due 09/25/36	4,359	4,359
Series 2006-AMC Class M2 5.630% due 09/25/36	2,850	2,850
Series 2007-AHL Class M1 5.570% due 12/25/36	1,165	1,165
Series 2007-AHL Class M2 5.590% due 12/25/36	1,035	1,035
Countrywide Asset-Backed Certificates (Ê) Series 2003-BC3 Class A2 5.630% due 09/25/33	144	144
Series 2004-6 Class M5 6.339% due 08/25/34	300	303
Series 2004-BC5 Class M4 6.250% due 09/25/34	357	361
Series 2005-4 Class 3AV2 5.530% due 10/25/35	3,812	3,815
Series 2006-BC2 Class M7 6.220% due 07/25/36	1,125	1,106
Series 2007-2 Class 2A3 5.460% due 02/25/37	2,700	2,700
Series 2007-2 Class M1 5.540% due 02/25/37	2,070	2,070
Series 2007-2 Class M2 5.580% due 02/25/37	1,170	1,170

	Principal Amount ($) or Shares	Market Value $
Credit-Based Asset Servicing and Securitization LLC (Ê) Series 2005-CB5 Class AF1 5.460% due 08/25/35	314	314
Encore Credit Receivables Trust (Ê) Series 2005-4 Class M2 5.760% due 02/01/36	2,000	2,010
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2006-FF1 Class 2A2 5.420% due 12/25/36	4,000	4,006
Series 2006-FF1 Class M2 5.600% due 12/25/36	885	885
Series 2007-FF1 Class M1 5.550% due 01/25/38	600	602
Series 2007-FF1 Class M2 5.580% due 01/25/38	865	870
Fremont Home Loan Trust (Ê) Series 2005-A Class 1A2 5.600% due 01/25/35	391	391
Series 2006-3 Class M2 5.630% due 02/25/37	2,500	2,508
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 5.370% due 06/15/10	1,000	1,000
GMAC Mortgage Corp. Loan Trust Series 2004-HE5 Class A3 3.970% due 09/25/34	611	605
GSAMP Trust (Ê) Series 2004-NC1 Class M1 5.870% due 03/25/34	1,777	1,783
Series 2005-HE4 Class B2 6.620% due 08/25/35	1,000	981
Series 2006-HE5 Class M5 5.720% due 08/25/36	2,500	2,501
Series 2006-HE5 Class M8 6.420% due 08/25/36	1,500	1,453
Series 2006-HE8 Class M2 5.610% due 01/25/37	2,055	2,056
Series 2007-NC1 Class M2 5.612% due 12/25/46	1,190	1,192
Home Equity Asset Trust (Ê) Series 2005-8 Class M2 5.770% due 02/25/36	2,000	2,010
HSI Asset Securitization Corp. Trust (Ê) Series 2006-OPT Class M8 6.520% due 02/25/36	2,000	1,955
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2006-FRE Class M2 5.680% due 02/25/36	3,000	3,001

Bond Market Fund
11

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Series 2006-NC2 Class M2 5.620% due 07/25/36	905	906
Long Beach Mortgage Loan Trust (Ê) Series 2005-2 Class 2A3 5.620% due 04/25/35	2,626	2,628
Series 2005-3 Class M2 5.810% due 09/25/35	2,500	2,511
Series 2006-10 Class 2A2 5.430% due 11/25/36	3,400	3,405
Series 2006-10 Class M2 5.610% due 11/25/36	465	465
Morgan Stanley ABS Capital I (Ê) Series 2006-WMC Class M2 5.720% due 12/25/35	600	602
Series 2006-HE4 Class B2 6.370% due 06/25/36	2,000	1,932
Series 2006-WMC Class B2 6.370% due 06/25/36	2,250	2,086
Series 2006-HE6 Class M2 5.620% due 09/25/36	1,285	1,285
Series 2006-HE7 Class M2 5.630% due 09/25/36	2,200	2,200
Series 2007-HE1 Class A2C 5.470% due 11/25/36	715	717
Series 2007-NC1 Class M1 5.580% due 11/25/36	665	666
Series 2007-NC1 Class M2 5.590% due 11/25/36	380	380
Series 2007-HE1 Class M2 5.600% due 11/25/36	615	616
Morgan Stanley Home Equity Loans (Ê) Series 2006-3 Class M2 5.630% due 04/25/36	455	455
Series 2007-1 Class A3 5.460% due 12/25/36	2,700	2,700
Series 2007-1 Class M1 5.550% due 12/25/36	1,135	1,135
Series 2007-1 Class M2 5.600% due 12/25/36	1,045	1,045
Morgan Stanley IXIS Real Estate Capital Trust (Ê) Series 2006-2 Class M2 5.620% due 11/25/36	1,240	1,242
New Century Home Equity Loan Trust (Ê) Series 2006-1 Class A2A 5.380% due 05/25/36	1,329	1,330
Series 2006-1 Class M1 5.660% due 05/25/36	1,070	1,071
Novastar Home Equity Loan (Ê) Series 2005-3 Class M1 5.770% due 01/25/36	1,145	1,148

	Principal Amount ($) or Shares	Market Value $
Option One Mortgage Loan Trust (Ê) Series 2003-3 Class A4 5.790% due 06/25/33	1,367	1,370
Series 2005-5 Class A2 5.410% due 12/25/35	605	605
PSE&G Transition Funding LLC Series 2001-1 Class A5 6.450% due 03/15/13	485	508
Residential Asset Securities Corp. Series 2003-KS8 Class AI4 4.590% due 08/25/31	1,000	992
Series 2005-KS1 Class M2 5.760% due 11/25/35	1,000	1,005
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-OP1 Class M2 5.710% due 10/25/35	500	502
Series 2006-FR2 Class B2 6.370% due 03/25/36	2,260	2,180
Series 2007-NC1 Class A2B 5.470% due 12/25/36	2,535	2,540
Soundview Home Equity Loan Trust (Ê) Series 2005-A Class M2 5.860% due 04/25/35	2,500	2,502
Series 2005-4 Class 2A2 5.520% due 03/25/36	3,100	3,101
Series 2006-OPT Class M4 5.820% due 03/25/36	1,248	1,250
Series 2006-OPT Class M1 5.620% due 05/25/36	3,000	3,001
Specialty Underwriting & Residential Finance (Ê) Series 2006-BC4 Class M2 5.630% due 09/25/37	1,715	1,716
Structured Asset Investment Loan Trust (Ê) Series 2004-4 Class M5 6.770% due 04/25/34	1,600	1,600
Structured Asset Securities Corp. Series 2005-4XS Class 3A3 4.470% due 03/25/35	1,981	1,945
Series 2005-4XS Class 3A4 4.790% due 03/25/35	543	529
Terwin Mortgage Trust (Ê) Series 2005-12A Class AF1 5.500% due 07/25/36	15	15
Toyota Motor Credit Corp. 4.400% due 10/01/08	100	99

Bond Market Fund
12

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Washington Mutual Asset-Backed Certificates (Ê) Series 2006-HE1 Class M2 5.680% due 04/25/36	330	330
Series 2007-HE1 Class 2A2 5.430% due 01/25/37	1,270	1,272
Series 2007-HE1 Class 2A3 5.470% due 01/25/37	485	486
Series 2007-HE1 Class M2 5.600% due 01/25/37	430	430
WFS Financial Owner Trust Series 2005-3 Class A3A 4.250% due 06/17/10	192	191
		121,782
Corporate Bonds and Notes - 14.7%
Abbott Laboratories 5.875% due 05/15/16	100	105
AEP Texas Central Co. Series E 6.650% due 02/15/33	100	109
Aetna, Inc. 7.875% due 03/01/11	35	38
Alabama Power Co. 5.700% due 02/15/33	50	50
Alcoa, Inc. 7.375% due 08/01/10	180	193
5.550% due 02/01/17	240	243
Allstate Corp. (The) 7.200% due 12/01/09	115	121
5.550% due 05/09/35	85	83
AMBAC Financial Group, Inc. 5.950% due 12/05/35	75	76
American Express Co. 5.500% due 09/12/16	225	230
American Express Credit Corp. 5.300% due 12/02/15	50	51
American General Capital II 8.500% due 07/01/30	225	297
American General Finance Corp. 3.875% due 10/01/09	30	29
5.750% due 09/15/16	75	77
American International Group, Inc. 5.600% due 10/18/16	475	488
Ameriprise Financial, Inc. 5.350% due 11/15/10	100	101
Amgen, Inc. 4.000% due 11/18/09	120	117
Anadarko Petroleum Corp. 5.950% due 09/15/16	250	253

	Principal Amount ($) or Shares	Market Value $
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	85	88
6.500% due 05/01/42	100	108
Apache Corp. 6.250% due 04/15/12	35	37
5.625% due 01/15/17	200	204
Appalachian Power Co. 6.375% due 04/01/36	75	79
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	55
7.000% due 02/01/31	100	116
Archstone-Smith Operating Trust 3.000% due 06/15/08	40	39
Archstone-Smith Trust 5.750% due 03/15/16	50	51
Arizona Public Service Co. 6.375% due 10/15/11	85	88
Atlantic Richfield Co. 5.900% due 04/15/09	100	102
Avon Products, Inc. 5.125% due 01/15/11	50	50
AXA Equitable Life Insurance Co. (l) 7.700% due 12/01/15	115	132
Bank of America Corp. 5.750% due 08/15/16	400	413
5.420% due 03/15/17 (l)	300	301
5.490% due 03/15/19 (l)	400	402
Bank of America Corp. Capital Trust Bond 5.625% due 03/08/35	700	678
Bank of New York Co., Inc. (The) 6.375% due 04/01/12	40	42
Bank of Tokyo-Mitsubishi, Ltd. (The) 7.400% due 06/15/11	150	163
Bank One Corp. 7.625% due 10/15/26	1,050	1,274
8.000% due 04/29/27	450	561
BB&T Corp. 4.750% due 10/01/12	75	74
Bear Stearns Cos., Inc. (The) 2.875% due 07/02/08	50	49
5.300% due 10/30/15	325	322
5.550% due 01/22/17	145	146
Bellsouth Capital Funding Corp. 7.875% due 02/15/30	150	180
BellSouth Corp. 6.000% due 10/15/11	200	207
Berkshire Hathaway Finance Corp. 4.125% due 01/15/10	200	196
4.850% due 01/15/15	150	147
Black & Decker Corp. 7.125% due 06/01/11	50	53

Bond Market Fund
13

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Boeing Capital Corp., Ltd. 6.500% due 02/15/12	200	213
Boston Properties, LP 6.250% due 01/15/13	100	105
Boston Scientific Corp. 7.000% due 11/15/35	40	41
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	100	98
Burlington Northern Santa Fe Corp. 6.750% due 07/15/11	100	106
Campbell Soup Co. 5.875% due 10/01/08	30	30
6.750% due 02/15/11	50	53
5.000% due 12/03/12	50	50
Capital One Bank 5.125% due 02/15/14	250	247
Capital One Financial Corp. 5.700% due 09/15/11	115	117
Cardinal Health, Inc. 6.750% due 02/15/11	65	68
Carolina Power & Light Co. 5.250% due 12/15/15	70	70
Caterpillar Financial Services Corp. Series MTNF 4.500% due 09/01/08	50	50
4.625% due 06/01/15	200	191
5.500% due 03/15/16	75	76
CenterPoint Energy Resources Corp. Series B 7.875% due 04/01/13	50	56
Centerpoint Energy, Inc. Series B 6.850% due 06/01/15	550	592
CenturyTel, Inc. Series L 7.875% due 08/15/12	50	55
Charter One Bank NA Series BKNT 5.500% due 04/26/11	125	127
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	100	106
Cingular Wireless Services, Inc. 8.750% due 03/01/31	225	299
CIT Group Holdings, Inc. 5.400% due 01/30/16	100	100
CIT Group, Inc. 4.750% due 08/15/08	100	99
5.600% due 04/27/11	125	127
7.750% due 04/02/12	175	194
5.650% due 02/13/17	300	303
6.000% due 04/01/36	50	51

	Principal Amount ($) or Shares	Market Value $
Citigroup, Inc. 4.125% due 02/22/10	325	318
4.625% due 08/03/10	300	296
5.100% due 09/29/11	150	150
5.625% due 08/27/12	300	307
4.700% due 05/29/15	325	315
5.300% due 01/07/16	200	201
5.850% due 08/02/16	700	732
5.850% due 12/11/34	575	593
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	275	278
Coca-Cola Enterprises, Inc. 5.750% due 11/01/08	150	152
7.000% due 10/01/26	100	115
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	175	202
Comcast Cable Communications LLC 6.875% due 06/15/09	300	312
Comcast Corp. 6.500% due 01/15/15	250	267
5.900% due 03/15/16	900	926
Commonwealth Edison Co. 5.900% due 03/15/36	75	74
ConAgra Foods, Inc. 6.750% due 09/15/11	68	72
5.819% due 06/15/17 (l)	107	109
ConocoPhillips 6.650% due 07/15/18	175	193
Consolidated Edison Co. of New York, Inc. 5.375% due 12/15/15	75	76
5.850% due 03/15/36	75	77
Constellation Energy Group, Inc. 6.125% due 09/01/09	125	128
Consumers Energy Co. Series B 5.375% due 04/15/13	200	201
Coors Brewing Co. 6.375% due 05/15/12	80	83
Countrywide Financial Corp. 6.250% due 05/15/16	125	127
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	275	262
COX Communications, Inc. 3.875% due 10/01/08	100	98
7.125% due 10/01/12	110	119
5.500% due 10/01/15	50	50
Credit Suisse First Boston USA, Inc. 4.875% due 01/15/15	250	245

Bond Market Fund
14

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Credit Suisse USA, Inc. 5.250% due 03/02/11	75	76
6.125% due 11/15/11	200	209
5.375% due 03/02/16	100	101
7.125% due 07/15/32	875	1,049
CRH America, Inc. 6.950% due 03/15/12	100	107
CSX Corp. 6.750% due 03/15/11	150	158
CVS Corp. 5.750% due 08/15/11	275	281
Cytec Industries, Inc. 5.500% due 10/01/10	25	25
DaimlerChrysler NA Holding Corp. 4.875% due 06/15/10	300	296
5.875% due 03/15/11	200	204
DaimlerChrysler North America Holding Corp.
5.750% due 09/08/11	175	177
Deere & Co. 7.850% due 05/15/10	32	34
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	25
Dominion Resources, Inc. Series B 5.950% due 06/15/35	100	101
Series 06-B 6.300% due 09/30/66	500	509
Dow Chemical Co. (The) 5.750% due 12/15/08	200	201
DR Horton, Inc. 6.000% due 04/15/11	100	101
DTE Energy Co. Series A
6.650% due 04/15/09	63	65
Duke Energy Corp. 5.300% due 10/01/15	275	276
Duke Energy Indiana, Inc. 5.000% due 09/15/13	100	98
EI Du Pont de Nemours & Co. 6.875% due 10/15/09	150	157
Electronic Data Systems Corp. 7.125% due 10/15/09	75	78
Emerson Electric Co. 5.000% due 12/15/14	100	99
Energy Transfer Partners, LP 6.125% due 02/15/17	70	72
Enterprise Products Operating, LP Series B
5.600% due 10/15/14	450	452
5.000% due 03/01/15	100	96

	Principal Amount ($) or Shares	Market Value $
ERP Operating, LP 6.625% due 03/15/12	75	80
Exelon Corp. 5.625% due 06/15/35	85	81
Exelon Generation Co. LLC 6.950% due 06/15/11	100	106
Federated Department Stores, Inc. 6.625% due 04/01/11	50	52
7.450% due 07/15/17	75	82
FedEx Corp. 9.650% due 06/15/12	125	149
FIA Card Services NA 6.625% due 06/15/12	150	161
Fifth Third Bank Series BKNT 4.750% due 02/01/15	100	96
First Data Corp. 3.375% due 08/01/08	200	195
Firstar Bank NA 7.125% due 12/01/09	210	221
FirstEnergy Corp. Series B 6.450% due 11/15/11	200	210
Series C 7.375% due 11/15/31	200	233
FleetBoston Financial Corp. 6.700% due 07/15/28	500	563
Florida Power & Light Co. 4.850% due 02/01/13	380	375
5.950% due 10/01/33	250	263
Florida Power Corp. 4.800% due 03/01/13	150	147
Fortune Brands, Inc. 5.375% due 01/15/16	50	49
Gannett Co., Inc. 6.375% due 04/01/12	100	105
GE Global Insurance Holding Corp. 7.750% due 06/15/30	400	495
Genentech, Inc. 4.750% due 07/15/15	100	97
General Dynamics Corp. 4.250% due 05/15/13	60	57
General Electric Capital Corp. 4.875% due 10/21/10	75	75
5.500% due 04/28/11	50	51
Series MTNA 5.875% due 02/15/12	250	259
5.000% due 01/08/16	175	173
Series MTNA 6.750% due 03/15/32	2,750	3,198
General Electric Co. 5.000% due 02/01/13	200	199

Bond Market Fund
15

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
General Mills, Inc. 6.000% due 02/15/12	64	66
Genworth Financial, Inc. 4.950% due 10/01/15	50	49
Gillette Co. (The) 2.875% due 03/15/08	50	49
Golden West Financial Corp. 4.750% due 10/01/12	40	39
Goldman Sachs Group, Inc. (The) 5.350% due 01/15/16	325	322
5.750% due 10/01/16	400	408
5.950% due 01/15/27	770	767
6.125% due 02/15/33	100	103
6.345% due 02/15/34	475	485
Goldman Sachs Group, LP 4.500% due 06/15/10	405	399
5.000% due 10/01/14	800	782
Harris Corp. 5.000% due 10/01/15	50	48
Hartford Life Global Funding Trusts 5.200% due 02/15/11	50	50
Health Care REIT, Inc. 6.200% due 06/01/16	25	26
Hess Corp. 6.650% due 08/15/11	100	106
7.875% due 10/01/29	475	568
7.300% due 08/15/31	200	228
Hewlett-Packard Co. 3.625% due 03/15/08	100	98
Historic TW, Inc. 9.125% due 01/15/13	300	354
7.250% due 10/15/17	150	168
HJ Heinz Finance Co. 6.750% due 03/15/32	110	116
Home Depot, Inc. 3.750% due 09/15/09	100	97
5.400% due 03/01/16	500	494
Honeywell International, Inc. 5.400% due 03/15/16	175	178
Hospitality Properties Trust 5.125% due 02/15/15	100	96
HSBC Bank USA Series BKNT 5.625% due 08/15/35	250	245
HSBC Finance Corp. 4.750% due 04/15/10	150	149
8.000% due 07/15/10	150	164
6.375% due 08/01/10	80	83
5.250% due 01/14/11	200	201
6.750% due 05/15/11	250	265
7.000% due 05/15/12	100	108
5.250% due 04/15/15	200	200
5.500% due 01/19/16	250	253

	Principal Amount ($) or Shares	Market Value $
HSBC Financial Capital Trust IX 5.911% due 11/30/35	1,150	1,173
International Business Machines Corp. 5.375% due 02/01/09	150	151
8.375% due 11/01/19	150	190
5.875% due 11/29/32	150	157
International Lease Finance Corp. 4.350% due 09/15/08	365	361
5.125% due 11/01/10	300	300
5.250% due 01/10/13	100	100
5.875% due 05/01/13	125	129
International Paper Co. 4.250% due 01/15/09	150	147
iStar Financial, Inc. 5.650% due 09/15/11	100	101
Jefferies Group, Inc. 6.250% due 01/15/36	50	49
John Deere Capital Corp. Series MTND 4.500% due 08/25/08	100	99
4.875% due 03/16/09	50	50
7.000% due 03/15/12	50	54
Johnson Controls, Inc. 5.500% due 01/15/16	45	45
JP Morgan Chase Capital XV 5.875% due 03/15/35	250	247
JPMorgan Chase & Co. 7.875% due 06/15/10	200	217
4.750% due 03/01/15	200	194
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	250	260
Kellogg Co. 2.875% due 06/01/08	50	49
Series B 7.450% due 04/01/31	50	60
Key Bank NA Series BKNT 7.000% due 02/01/11	125	133
4.950% due 09/15/15	50	49
Kimberly-Clark Corp. 5.625% due 02/15/12	100	102
Kimco Realty Corp. 5.783% due 03/15/16	50	51
Kinder Morgan Energy Partners, LP 6.750% due 03/15/11	35	37
7.125% due 03/15/12	53	57
7.400% due 03/15/31	100	112
Kinder Morgan, Inc. 6.500% due 09/01/12	145	149
Knight Ridder, Inc. 5.750% due 09/01/17	50	48

Bond Market Fund
16

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Kraft Foods, Inc. 5.625% due 11/01/11	150	153
6.500% due 11/01/31	175	188
Kroger Co. (The) 5.500% due 02/01/13	225	226
4.950% due 01/15/15	500	475
Lehman Brothers Holdings, Inc. 4.500% due 07/26/10	200	196
5.590% due 01/12/12 (Ê)	450	449
5.750% due 05/17/13	100	103
5.500% due 04/04/16	450	454
5.750% due 01/03/17	400	406
Lennar Corp. 5.950% due 03/01/13	50	51
Lincoln National Corp. 6.150% due 04/07/36	75	79
Lowe's Cos., Inc. 8.250% due 06/01/10	85	93
5.400% due 10/15/16	100	100
Lubrizol Corp. 6.500% due 10/01/34	100	102
M&I Marshall & Ilsley Bank 4.500% due 08/25/08	100	99
Mack-Cali Realty, LP 7.250% due 03/15/09	50	52
Marathon Oil Corp. 6.000% due 07/01/12	225	233
6.800% due 03/15/32	100	114
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	78
Masco Corp. 5.875% due 07/15/12	75	76
May Department Stores Co. (The) 4.800% due 07/15/09	100	99
MBNA Corp. 5.000% due 06/15/15	300	295
McKesson Corp. 5.700% due 03/01/17	250	250
Mellon Funding Corp. 6.375% due 02/15/10	150	157
Merck & Co., Inc. 4.375% due 02/15/13	75	72
6.400% due 03/01/28	50	54
Merrill Lynch & Co., Inc. 6.000% due 02/17/09	275	280
Series MTNB 5.300% due 09/30/15	200	199
6.875% due 11/15/18	325	364
6.220% due 09/15/26	325	333
Metlife, Inc. 5.375% due 12/15/12	46	47
5.700% due 06/15/35	100	100

	Principal Amount ($) or Shares	Market Value $
MGIC Investment Corp. 5.375% due 11/01/15	25	25
Midamerican Energy Holdings Co. 5.875% due 10/01/12	75	77
Monsanto Co. 4.000% due 05/15/08	45	44
Morgan Stanley 4.000% due 01/15/10	100	97
6.600% due 04/01/12	200	213
5.300% due 03/01/13	100	101
4.750% due 04/01/14	200	192
5.375% due 10/15/15	125	125
5.750% due 10/18/16	250	255
6.250% due 08/09/26	625	661
7.250% due 04/01/32	375	447
Series GMTN 5.660% due 01/09/14	450	450
Motorola, Inc. 8.000% due 11/01/11	125	138
National City Bank of Indiana 4.250% due 07/01/18	100	90
National City Corp. 6.875% due 05/15/19	100	112
National Rural Utilities Cooperative Finance Corp. Series MTNC 7.250% due 03/01/12	250	273
NB Capital Trust IV 8.250% due 04/15/27	65	68
News America Holdings, Inc. 9.250% due 02/01/13	50	60
8.000% due 10/17/16	575	672
News America, Inc. 5.300% due 12/15/14	200	200
6.150% due 03/01/37	250	253
Nisource Finance Corp. 6.150% due 03/01/13	100	104
Norfolk Southern Corp. 7.800% due 05/15/27	67	82
7.250% due 02/15/31	70	82
Northrop Grumman Corp. 7.125% due 02/15/11	150	161
Pacific Gas & Electric Co. 3.600% due 03/01/09	300	292
4.800% due 03/01/14	75	73
6.050% due 03/01/34	300	310
Pacificorp 5.250% due 06/15/35	225	211
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	104
7.375% due 12/15/14	480	529
8.625% due 02/01/22	75	94

Bond Market Fund
17

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Pepco Holdings, Inc. 6.450% due 08/15/12	100	105
Pepsi Bottling Group, Inc. Series B 7.000% due 03/01/29	55	64
Pfizer, Inc. 3.300% due 03/02/09	75	73
Pharmacia Corp. 6.600% due 12/01/28	100	114
Pitney Bowes, Inc. 4.625% due 10/01/12	75	73
Plum Creek Timberlands, LP 5.875% due 11/15/15	50	50
PNC Funding Corp. 7.500% due 11/01/09	100	106
Popular North America, Inc. 4.700% due 06/30/09	85	84
PPL Energy Supply LLC 5.400% due 08/15/14	100	99
Praxair, Inc. 6.375% due 04/01/12	70	74
Principal Life Income Funding Trusts 5.125% due 03/01/11	50	50
5.150% due 09/30/11	100	100
Procter & Gamble - Esop Series A 9.360% due 01/01/21	412	514
Procter & Gamble Co. 6.875% due 09/15/09	30	31
Progress Energy, Inc. 7.100% due 03/01/11	75	80
5.625% due 01/15/16	425	432
ProLogis 5.500% due 03/01/13	40	40
Protective Life Secured Trusts 4.850% due 08/16/10	50	50
Prudential Financial, Inc. Series MTNC 5.400% due 06/13/35	100	95
PSEG Power LLC 6.950% due 06/01/12	75	81
Public Service Co. of Colorado Series 15 5.500% due 04/01/14	100	101
Public Service Electric & Gas Co. 5.000% due 08/15/14	300	294
Pulte Homes, Inc. 7.875% due 08/01/11	80	88
Questar Market Resources, Inc. 6.050% due 09/01/16	100	103
Radian Group, Inc. 5.625% due 02/15/13	50	51

	Principal Amount ($) or Shares	Market Value $
Regions Financial Corp. 4.500% due 08/08/08	50	49
Residential Capital LLC 6.375% due 06/30/10	100	101
6.500% due 04/17/13	125	126
Rohm & Haas Co. 7.850% due 07/15/29	50	61
Safeco Corp. 4.875% due 02/01/10	75	75
Sara Lee Corp. 6.250% due 09/15/11	50	52
SBC Communications, Inc. 4.125% due 09/15/09	200	196
5.625% due 06/15/16	300	304
Sempra Energy 7.950% due 03/01/10	80	86
Simon Property Group, LP 5.750% due 05/01/12	100	103
5.100% due 06/15/15	155	153
SLM Corp. Series MTNA 4.500% due 07/26/10	50	49
5.450% due 04/25/11	100	101
5.125% due 08/27/12	100	99
5.000% due 10/01/13	150	148
5.660% due 01/27/14 (Ê)	325	325
Southern California Edison Co. 5.000% due 01/15/14	100	99
5.750% due 04/01/35	150	152
5.625% due 02/01/36	50	50
Southern Co. Capital Funding, Inc. Series C 5.750% due 11/15/15	125	126
Southern Copper Corp. 7.500% due 07/27/35	400	444
Sovereign Bank 5.125% due 03/15/13	250	247
Spectra Energy Capital LLC 6.250% due 02/15/13	50	51
5.500% due 03/01/14	200	196
8.000% due 10/01/19	200	231
Sprint Capital Corp. 6.900% due 05/01/19	900	945
Starwood Hotels & Resorts Worldwide, Inc. 7.875% due 05/01/12	250	270
Suntrust Bank Series BKNT 6.375% due 04/01/11	175	184
Swiss Bank Corp. NY 7.000% due 10/15/15	150	168

Bond Market Fund
18

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Tampa Electric Co. 6.375% due 08/15/12	85	90
Target Corp. 7.500% due 08/15/10	120	129
5.875% due 07/15/16	275	287
Temple-Inland, Inc. 7.875% due 05/01/12	35	38
Teva Pharmaceutical Finance LLC 5.550% due 02/01/16	75	74
Textron Financial Corp. 6.000% due 11/20/09	95	97
5.125% due 02/03/11	100	100
4.390% due 02/15/67 (l)	300	303
Thermo Fisher Scientific, Inc. 5.000% due 06/01/15	75	70
Time Warner Entertainment Co., LP Series * 8.375% due 07/15/33	330	417
Time Warner, Inc. 6.875% due 05/01/12	220	236
5.875% due 11/15/16	300	306
Toll Brothers Finance Corp. 5.150% due 05/15/15	400	375
Tosco Corp. 7.800% due 01/01/27	150	186
8.125% due 02/15/30	200	259
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	101
TXU Electric Delivery Co. 6.375% due 05/01/12	100	104
7.000% due 05/01/32	100	111
UBS Preferred Funding Trust V (ƒ) Series 1 6.243% due 05/12/49	575	603
Unilever Capital Corp. 7.125% due 11/01/10	175	187
Union Pacific Corp. 6.125% due 01/15/12	350	363
United Technologies Corp. 6.100% due 05/15/12	325	341
UnitedHealth Group, Inc. 5.800% due 03/15/36	125	127
US Bancorp 5.300% due 04/28/09	125	126
US Bank NA Series BKNT 6.375% due 08/01/11	75	79
Valero Energy Corp. 6.875% due 04/15/12	125	134
4.750% due 06/15/13	125	121
Verizon Global Funding Corp. 6.875% due 06/15/12	590	635

	Principal Amount ($) or Shares	Market Value $
4.375% due 06/01/13	350	334
4.900% due 09/15/15	225	218
5.850% due 09/15/35	150	146
Viacom, Inc. 5.750% due 04/30/11	200	203
Virginia Electric and Power Co. Series A 5.400% due 01/15/16	75	75
Series B 6.000% due 01/15/36	175	180
Vornado Realty, LP 5.600% due 02/15/11	50	50
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	425	458
5.600% due 03/15/16	275	281
5.850% due 02/01/37	350	355
Wachovia Corp. 6.605% due 10/01/25	285	315
5.500% due 08/01/35	100	97
Wal-Mart Stores, Inc. 6.875% due 08/10/09	200	209
4.500% due 07/01/15	100	95
7.550% due 02/15/30	425	528
5.250% due 09/01/35	150	141
Walt Disney Co. (The) 5.625% due 09/15/16	150	154
Washington Mutual, Inc. 5.250% due 09/15/17	300	292
Waste Management, Inc. 7.375% due 08/01/10	125	134
WellPoint, Inc. 6.800% due 08/01/12	100	107
Wells Fargo & Co. 4.200% due 01/15/10	50	49
5.125% due 09/15/16	200	198
5.375% due 02/07/35	225	218
Wells Fargo Bank NA 6.450% due 02/01/11	475	499
Western Union Co. (The) Series WI 5.930% due 10/01/16	275	278
Weyerhaeuser Co. 5.950% due 11/01/08	80	81
6.750% due 03/15/12	200	212
Wyeth 6.950% due 03/15/11	225	240
7.250% due 03/01/23	75	86
XTO Energy, Inc. 5.000% due 01/31/15	400	387
5.300% due 06/30/15	75	74

Bond Market Fund
19

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Yum! Brands, Inc. 6.250% due 04/15/16	75	78
Zions Bancorporation 6.000% due 09/15/15	25	26
		78,686
International Debt - 4.8%
Abbey National PLC 7.950% due 10/26/29	80	103
Abu Dhabi National Energy Co. (l) 5.875% due 10/27/16	380	386
AES Panama SA (l) 6.350% due 12/21/16	300	298
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	46
Alcan, Inc. 4.500% due 05/15/13	100	95
America Movil SA de CV 4.125% due 03/01/09	200	196
5.750% due 01/15/15	250	252
Anadarko Finance Co. Series B 6.750% due 05/01/11	100	105
7.500% due 05/01/31	200	227
Apache Finance Canada Corp. 7.750% due 12/15/29	45	55
ARMS II (Ê) Series 2004-G3 Class A1A 5.570% due 01/10/35	2,705	2,709
Banco Mercantil del Norte SA (l) 6.135% due 10/13/16	330	335
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	80	87
BHP Finance USA 4.800% due 04/15/13	150	147
Burlington Resources Finance Co. 7.200% due 08/15/31	100	119
Canada Government International Bond 5.250% due 11/05/08	100	101
Canada Mortgage & Housing Corp. 4.800% due 10/01/10	50	50
Canadian National Railway Co. 4.400% due 03/15/13	50	48
6.900% due 07/15/28	125	143
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	150	151
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	55
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	85	87

	Principal Amount ($) or Shares	Market Value $
Chile Government International Bond 6.875% due 04/28/09	100	104
CIT Group Funding Co. of Canada 5.600% due 11/02/11	175	178
Corp. Nacional del Cobre de Chile (l) 6.150% due 10/24/36	250	264
Deutsche Telekom International Finance BV 8.000% due 06/15/10	145	157
8.250% due 06/15/30	200	253
Diageo Capital PLC 7.250% due 11/01/09	150	158
5.500% due 09/30/16	175	176
Egypt Government AID Bonds 4.450% due 09/15/15	500	485
Eksportfinans A/S 4.750% due 12/15/08	75	75
EnCana Corp. 6.300% due 11/01/11	100	104
European Investment Bank 3.000% due 06/16/08	100	98
Export-Import Bank of Korea 5.125% due 02/14/11	50	50
Falconbridge, Ltd. 7.350% due 06/05/12	25	27
France Telecom SA 7.750% due 03/01/11	225	246
8.500% due 03/01/31	375	503
Gazprom International SA (l) 7.201% due 02/01/20	239	252
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	99
HSBC Holdings PLC 7.500% due 07/15/09	225	237
Hydro-Quebec Series HQ 9.500% due 11/15/30	125	195
Inco, Ltd. 7.200% due 09/15/32	250	275
Inter-American Development Bank 12.250% due 12/15/08	150	169
International Finance Corp. 3.750% due 06/30/09	130	127
5.125% due 05/02/11	70	71
Israel Government International Bond 4.625% due 06/15/13	60	58
Italy Government International Bond 6.875% due 09/27/23	500	584
Kaupthing Bank Hf (l) 5.750% due 10/04/11	275	280
Korea National Housing Corp. (Ê)(l) 5.610% due 11/22/11	315	315

Bond Market Fund
20

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Kowloon Canton Railway Corp. 8.000% due 03/15/10	100	109
Kreditanstalt fuer Wiederaufbau 3.250% due 03/30/09	200	193
Landwirtschaftliche Rentenbank 4.125% due 07/15/08	150	148
3.875% due 03/15/10	175	170
Lloyds TSB Group PLC (ƒ)(l) 6.267% due 12/31/49	525	529
Malaysia Government International Bond 7.500% due 07/15/11	125	137
Mexico Government International Bond 9.875% due 02/01/10	400	450
8.375% due 01/14/11	300	332
6.375% due 01/16/13	150	158
Series MTNA 5.875% due 01/15/14	200	205
6.625% due 03/03/15	100	107
5.625% due 01/15/17	800	803
MTR Corp. 7.500% due 02/04/09	80	84
National Gas Co. of Trinidad & Tobago, Ltd. (l) 6.050% due 01/15/36	250	243
Nordic Investment Bank 3.875% due 06/15/10	100	97
Norsk Hydro ASA 7.250% due 09/23/27	50	59
Ocwen Advance Receivables Backed Notes (Ê)(l) Series 2004-1A Class A2 5.820% due 10/24/13	2,100	2,104
Oesterreichische Kontrollbank AG 2.375% due 06/16/08	200	194
Petro-Canada 4.000% due 07/15/13	50	46
5.350% due 07/15/33	100	90
Petrobras International Finance Co. 6.125% due 10/06/16	250	253
Poland Government International Bond 6.250% due 07/03/12	85	89
Province of Ontario Canada 5.500% due 10/01/08	200	201
Province of Quebec Canada 5.750% due 02/15/09	250	254
Ras Laffan Liquefied Natural Gas Co., Ltd. III (l) 5.832% due 09/30/16	235	239
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	35	34

	Principal Amount ($) or Shares	Market Value $
Royal Bank of Scotland Group PLC 5.000% due 11/12/13	400	395
Royal KPN NV 8.000% due 10/01/10	75	81
Russia Government International Bond 5.000% due 03/31/30 (l)	175	198
Series REGS 5.000% due 03/31/30	325	368
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	100	109
Scottish Power PLC 5.810% due 03/15/25	100	101
SMBC International Finance NV 8.500% due 06/15/09	70	75
South Africa Government International Bond 7.375% due 04/25/12	150	163
Svensk Exportkredit AB Series MTNC 4.125% due 10/15/08	100	99
Talisman Energy, Inc. 5.850% due 02/01/37	25	23
Teck Cominco, Ltd. 5.375% due 10/01/15	50	49
Telecom Italia Capital SA 4.000% due 01/15/10	250	241
5.250% due 10/01/15	950	907
6.375% due 11/15/33	100	98
Telefonica Emisiones SAU 6.421% due 06/20/16	400	420
Telefonica Europe BV 7.750% due 09/15/10	125	135
Telefonos de Mexico SA de CV 4.500% due 11/19/08	175	173
4.750% due 01/27/10	100	99
TELUS Corp. 8.000% due 06/01/11	100	110
Tengizchevroil Finance Co. (l) 6.124% due 11/15/14	250	246
Thomson Corp. (The) 6.200% due 01/05/12	100	104
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	100	94
Transocean, Inc. 7.500% due 04/15/31	100	117
Tyco International Group SA 7.000% due 06/15/28	275	339
Vale Overseas, Ltd. 6.250% due 01/23/17	250	257
6.875% due 11/21/36	300	316

Bond Market Fund
21

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Vodafone Group PLC 5.625% due 02/27/17	750	750
VTB Capital SA (Ê)(l) 5.960% due 08/01/08	950	951
		25,681
Mortgage-Backed Securities - 57.8%
Adjustable Rate Mortgage Trust Series 2005-12 Class 2A1 5.702% due 03/25/36	4,914	4,949
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	248
Banc of America Mortgage Securities, Inc. (Ê) Series 2005-B Class 2A1 4.391% due 03/25/35	364	357
Series 2005-I Class 2A2 4.874% due 10/25/35	3,998	3,994
Series 2005-L Class 2A2 5.237% due 01/25/36	4,627	4,623
Bank of America Alternative Loan Trust Series 2005-9 Class 2CB1
6.000% due 10/25/35	2,423	2,445
Series 2006-3 Class 6A1 6.000% due 04/25/36	2,676	2,719
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-12 Class 12A1 5.350% due 02/25/36	4,877	4,889
Series 2006-4 Class 2A1 5.843% due 10/25/36	3,949	3,988
Capco America Securitization Corp. Series 1998-D7 Class A1A 5.860% due 10/15/30	15	15
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A2 5.720% due 03/15/49	1,500	1,545
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-AR5 Class 1A3A 5.933% due 07/25/36	4,887	4,955
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class A5 5.617% due 10/15/48	2,500	2,557
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class A2 6.030% due 09/15/30	784	787
Series 1999-C1 Class A2 7.030% due 06/15/31	2,701	2,784

	Principal Amount ($) or Shares	Market Value $
Commercial Mortgage Pass Through Certificates Series 2006-C8 Class A2A 5.219% due 12/10/46	4,000	3,998
Countrywide Alternative Loan Trust Series 2006-33C Class 2A1 6.000% due 11/25/36	2,210	2,177
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class AAB 5.828% due 06/15/38	643	667
Series 2006-C4 Class AM 5.509% due 09/15/39	2,309	2,337
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C6 Class A2FX 5.207% due 12/15/40	1,000	1,002
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2006-AF1 Class A5 5.600% due 04/25/36	2,302	2,310
Fannie Mae 6.000% due 2009	462	463
6.000% due 2011	8	8
6.000% due 2013	322	327
5.500% due 2014	14	14
6.500% due 2014	475	487
7.500% due 2015	48	50
6.500% due 2016	545	560
4.500% due 2018	1,816	1,765
5.000% due 2018	1,836	1,816
5.500% due 2018	373	374
4.000% due 2019	1,115	1,055
4.500% due 2019	2,233	2,167
5.500% due 2019	175	176
8.000% due 2023	1	1
5.000% due 2024	1,657	1,623
5.500% due 2024	1,484	1,483
9.000% due 2025	395	429
9.000% due 2026	3	3
7.500% due 2027	171	179
6.000% due 2028	17	18
6.000% due 2029	6	6
7.000% due 2029	5	5
6.000% due 2030	3	3
7.500% due 2030	5	5
8.000% due 2031	16	17
6.500% due 2032	500	513
4.500% due 2033	806	763
5.000% due 2033	3,691	3,592
5.500% due 2033	6,953	6,913
6.000% due 2033	879	889
5.000% due 2034	5,009	4,873

Bond Market Fund
22

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
5.500% due 2034	2,302	2,289
4.500% due 2035	950	897
4.726% due 2035 (Ê)	2,059	2,043
5.000% due 2035	1,353	1,315
5.071% due 2035 (Ê)	3,012	3,013
5.500% due 2035	2,654	2,635
4.991% due 2036 (Ê)	2,770	2,763
5.135% due 2036 (Ê)	2,918	2,917
5.381% due 2036 (Ê)	2,653	2,658
5.491% due 2036 (Ê)	2,724	2,733
5.688% due 2036 (Ê)	2,617	2,638
15 Year TBA (Ï) 4.500%	1,400	1,357
6.000%	1,800	1,828
6.500%	1,500	1,535
30 Year TBA (Ï) 5.000%	8,000	7,765
5.500%	13,500	13,390
6.000%	9,400	9,479
6.500%	17,800	18,145
Freddie Mac 7.000% due 2009	44	44
9.000% due 2010	17	17
6.000% due 2011	3	3
8.000% due 2011	5	5
7.000% due 2012	94	96
7.000% due 2013	832	851
6.000% due 2016	112	114
7.000% due 2016	165	169
5.000% due 2019	4,056	4,009
5.500% due 2019	1,098	1,103
4.500% due 2020	847	821
7.000% due 2028	570	591
7.500% due 2028	274	287
6.500% due 2029	173	178
7.000% due 2030	6	6
7.000% due 2031	174	180
6.500% due 2032	544	558
6.000% due 2033	212	214
6.500% due 2033	709	726
5.000% due 2034	6,552	6,370
6.000% due 2034	1,640	1,660
5.000% due 2035	2,331	2,264
5.161% due 2035 (Ê)	2,291	2,287
5.500% due 2035	6,045	6,005
5.094% due 2036 (Ê)	4,754	4,748
5.541% due 2036 (Ê)	2,720	2,741
5.579% due 2036 (Ê)	4,550	4,575
30 Year TBA (Ï) 5.000%	7,000	6,792
5.500%	7,100	7,045
6.000%	2,400	2,422

	Principal Amount ($) or Shares	Market Value $
Freddie Mac Gold 4.500% due 2019	508	493
8.500% due 2025	1	1
7.000% due 2033	311	322
6.000% due 2034	2,225	2,250
GE Capital Commercial Mortgage Corp. Series 2004-C3 Class A3 4.865% due 07/10/39	2,065	2,044
Ginnie Mae 8.000% due 2012	127	133
10.000% due 2013	4	4
7.500% due 2022	1	1
7.000% due 2023	143	149
7.500% due 2023	1	2
6.500% due 2024	3	3
7.500% due 2024	52	54
8.500% due 2025	9	10
7.500% due 2027	5	5
6.500% due 2028	34	35
7.000% due 2028	23	24
7.500% due 2028	29	31
8.500% due 2028	21	21
7.500% due 2029	12	12
8.000% due 2029	25	26
8.500% due 2029	2	3
7.500% due 2030	24	25
8.000% due 2030	73	76
8.500% due 2030	38	41
7.000% due 2031	214	222
6.500% due 2032	163	169
7.000% due 2032	305	317
7.500% due 2032	9	10
5.000% due 2033	1,796	1,758
6.500% due 2033	367	378
30 Year TBA (Ï) 5.500%	4,200	4,193
6.000%	3,500	3,553
GS Mortgage Securities Corp. II Series 2006-GG8 Class A4 5.560% due 11/10/39	2,500	2,552
GSAMP Trust (Ê) Series 2006-HE3 Class M8 6.420% due 05/25/36	3,000	2,916
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CBX Class A3 4.184% due 01/12/37	2,000	1,953
Series 2002-CIB Class A2 5.161% due 10/12/37	3,000	3,001
Series 2005-LDP Class A3 4.697% due 07/15/42	2,500	2,441

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23

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Bond Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Series 2006-LDP Class A3 5.336% due 05/15/47	6,000	6,010
LB-UBS Commercial Mortgage Trust Series 2000-C3 Class A2
7.950% due 05/15/25	2,960	3,162
Series 2004-C6 Class A4 4.583% due 08/15/29	1,850	1,813
Series 2005-C1 Class A2 4.310% due 02/15/30	4,000	3,917
Series 2006-C6 Class AM 5.413% due 09/15/39	2,500	2,518
Merrill Lynch Mortgage Trust Series 2003-KEY Class A4 5.236% due 11/12/35	750	751
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class AM 5.456% due 07/12/46	2,500	2,520
Series 2006-4 Class A2 5.112% due 12/12/49	1,835	1,833
Morgan Stanley Capital I Series 2006-NC2 Class M1 5.680% due 02/25/36	3,000	3,003
Series 2006-NC2 Class M4 5.830% due 02/25/36	1,000	1,002
Series 2006-HQ1 Class A2 5.283% due 11/12/41	4,000	4,023
Series 2006-HQ9 Class A4 5.731% due 07/20/44	5,500	5,671
Series 2005-T19 Class AAB 4.852% due 06/12/47	200	197
PHH Alternative Mortgage Trust Series 2007-1 Class 21A 6.000% due 02/25/37	56	56
Residential Accredit Loans, Inc. Series 2006-QS2 Class 1A9 5.500% due 02/25/36	2,568	2,582
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-FR3 Class B2 6.420% due 05/25/36	1,500	1,445
Wachovia Bank Commercial Mortgage Trust Series 2004-C10 Class A4 4.748% due 02/15/41	1,500	1,463
Series 2004-C15 Class A2 4.039% due 10/15/41	2,000	1,945
Series 2005-C21 Class A2C 5.191% due 10/15/44	3,000	3,008
Series 2005-C22 Class A3 5.286% due 12/15/44	2,000	2,018

	Principal Amount ($) or Shares	Market Value $
Series 2005-C22 Class AJ 5.356% due 12/15/44	2,000	2,015
Series 2006-C28 Class A4 5.572% due 10/15/48	2,500	2,552
Series 2006-C29 Class A2 5.272% due 11/15/48	3,335	3,352
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2005-AR2 Class 2A1 4.544% due 03/25/35	371	367
Series 2006-AR5 Class 2A2 5.536% due 04/25/36	2,631	2,638
		309,293
United States Government Agencies - 6.1%
Fannie Mae 7.125% due 06/15/10	1,000	1,070
4.250% due 08/15/10	700	689
5.300% due 02/22/11	2,000	1,994
6.125% due 03/15/12	600	634
4.625% due 10/15/14	500	493
6.000% due 08/22/16	2,000	2,018
5.550% due 02/16/17	5,000	5,031
Zero coupon due 10/09/19 700 356 7.250% due 05/15/30	500	644
Series $ 5.000% due 04/15/15	1,000	1,010
Federal Home Loan Bank System 4.250% due 11/02/10	1,000	982
Series 467 5.250% due 06/18/14	200	205
4.750% due 09/11/15	1,000	988
Freddie Mac 4.375% due 03/01/10	700	691
4.125% due 07/12/10	500	490
4.750% due 12/08/10	1,000	997
5.750% due 05/23/11	1,000	1,005
5.450% due 09/02/11	1,500	1,503
5.375% due 01/09/14	5,000	4,998
4.375% due 07/17/15	1,000	966
6.750% due 03/15/31	650	796
Series * 5.200% due 03/05/19	5,000	4,922
		32,482
United States Government Treasuries - 7.6%
United States Treasury Inflation Indexed Bonds 2.375% due 01/15/17	15,218	15,478
United States Treasury Notes 4.000% due 04/15/10	500	492

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24

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Bond Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
4.625% due 10/31/11	20,647	20,736
4.875% due 08/15/16	550	563
4.500% due 02/15/36	3,684	3,573
		40,842
Total Long-Term Investments (cost $607,363)		608,766
	Notional Amount $
Options Purchased - 0.0%
(Number of Contracts)
United States Treasury Notes 10 Year Futures Mar 2007 109.00 Call (416)	45,344	143
Total Options Purchased (cost $138)		143
	Principal Amount ($) or Shares
Short-Term Investments - 8.5%
Cafco LLC (ç)(ÿ) 5.260% due 03/09/07	15,000	14,982
ChevronTexaco Capital Co. 3.375% due 02/15/08	100	98
Credit Suisse First Boston USA, Inc. 4.625% due 01/15/08	250	249
Federated Investors Prime Cash Obligations Fund	549,425	549
FleetBoston Financial Corp. 3.850% due 02/15/08	150	148
General Electric Capital Corp. Series MTNA 6.500% due 12/10/07	250	252
Ginnie Mae I 8.000% due 02/15/08	2	2
John Deere Capital Corp. 3.900% due 01/15/08	100	99
News America, Inc. 6.625% due 01/09/08	100	101
Polonius, Inc. (ç)(ÿ) 5.270% due 03/12/07	7,000	6,989
United States Treasury Bills (ç)(ÿ)(§) 4.766% due 03/01/07	155	155

	Principal Amount ($) or Shares	Market Value $
4.830% due 03/08/07	1,266	1,265
5.169% due 03/29/07	250	249
United States Treasury Inflation Indexed Bonds 3.625% due 01/15/08	12,491	12,653
UnitedHealth Group, Inc. 3.300% due 01/30/08	125	123
Washington Mutual, Inc. 4.375% due 01/15/08	150	149
Windmill Funding Corp. (ç)(ÿ) 5.250% due 03/12/07	7,500	7,488
Total Short-Term Investments (cost $45,517)		45,551
Total Investments - 122.3% (identified cost $653,018)		654,460
Other Assets and Liabilities, Net - (22.3%)		(119,433)
Net Assets - 100.0%		535,027

See accompanying notes which are an integral part of the financial statements.

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25

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Bond Market Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollars Futures expiration date 06/08 (602)	143,411	216
Euroyen Futures expiration date 03/07 (270)	56,622	14
US Treasury Bonds expiration date 06/07 (290)	32,752	212
United States Treasury 2 Year Notes expiration date 06/07 (327)	67,020	50
United States Treasury 5 Year Notes expiration date 06/07 (66)	6,993	14
Short Positions
Eurodollar Futures expiration date 12/07 (602)	143,201	(371)
Euroyen Futures expiration date 03/08 (270)	56,459	(100)
United States Treasury 10 Year Notes expiration date 06/07 (120)	13,031	(17)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		18

Options Written (Number of Contracts)	Notional Amount $	Market Value $
United States Treasury Notes
10 Year Futures
Mar 2007 Call 109.50 (277)	30,332	(63)
Apr 2007 Call 109.50 (272)	29,784	(110)
Mar 2007 Put 105.00 (277)	29,085	(4)
Apr 2007 Put 105.00 (688)	72,240	(11)
Total Liability for Options Written (premiums received $165)		(188)

Presentation of Portfolio Holdings — February 28, 2007

Categories	% of Net Assets
Asset-Backed Securities	22.8
Corporate Bonds and Notes	14.7
International Debt	4.8
Mortgage-Backed Securities	57.8
United States Government Agencies	6.1
United States Government Treasuries	7.6
Options Purchased	—	*
Short-Term Investments	8.5
Total Investments	122.3
Other Assets and Liabilities, Net	(22.3)
	100.0
Futures Contracts	—	*
Options Written	(—	)*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund
26

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Intermediate Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,029.70	$1,021.82
Expenses Paid During Period *	$3.02	$3.01

* Expenses are equal to the Fund's expense ratio of .60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

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27

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Intermediate Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 115.9%
Asset-Backed Securities - 22.7%
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-AMC Class M2 5.630% due 09/25/36	477	477
Countrywide Asset-Backed Certificates (Ê) Series 2002-BC2 Class A 5.860% due 04/25/32	464	464
Series 2003-BC3 Class A2 5.630% due 09/25/33	157	157
Series 2006-BC2 Class M7 6.220% due 07/25/36	375	369
Series 2007-2 Class 2A3 5.460% due 02/25/37	270	270
Series 2007-2 Class M1 5.540% due 02/25/37	205	205
Series 2007-2 Class M2 5.580% due 02/25/37	115	115
Encore Credit Receivables Trust (Ê) Series 2005-4 Class M2 5.760% due 02/01/36	1,500	1,507
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 5.370% due 06/15/10	500	500
GSAMP Trust (Ê) Series 2004-NC1 Class M1 5.870% due 03/25/34	743	745
Series 2005-HE4 Class B2 6.620% due 08/25/35	500	491
Series 2006-HE5 Class M5 5.720% due 08/25/36	1,000	1,000
Series 2006-HE5 Class M8 6.420% due 08/25/36	500	484
Series 2006-HE8 Class M2 5.610% due 01/25/37	375	375
Long Beach Mortgage Loan Trust (Ê) Series 2006-10 Class 2A2 5.430% due 11/25/36	1,100	1,102
Morgan Stanley ABS Capital I (Ê) Series 2006-HE4 Class B2 6.370% due 06/25/36	500	483
Series 2006-HE6 Class M2 5.620% due 09/25/36	215	215
Series 2006-WMC Class B2 6.370% due 06/25/36	750	695
Series 2006-WMC Class M2 5.720% due 12/25/35	400	402
Morgan Stanley Home Equity Loans (Ê) Series 2007-1 Class A3 5.460% due 12/25/36	270	270

	Principal Amount ($) or Shares	Market Value $
Series 2007-1 Class M1 5.550% due 12/25/36	115	115
Series 2007-1 Class M2 5.600% due 12/25/36	105	105
Residential Asset Securities Corp. (Ê) Series 2005-KS1 Class M2 5.760% due 11/25/35	500	502
Series 2005-KS1 Class M4 5.910% due 12/25/35	1,580	1,585
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-FR2 Class B2 6.370% due 03/25/36	490	473
Soundview Home Equity Loan Trust (Ê) Series 2005-A Class M2 5.860% due 04/25/35	1,500	1,501
Specialty Underwriting & Residential Finance (Ê) Series 2006-BC4 Class M2 5.630% due 09/25/37	285	285
Structured Asset Investment Loan Trust (Ê) Series 2004-4 Class M5 6.770% due 04/25/34	65	65
Structured Asset Securities Corp. Series 2005-4XS Class 3A3 4.470% due 03/25/35	660	648
Series 2005-4XS Class 3A4 4.790% due 03/25/35	181	176
Toyota Motor Credit Corp. 4.400% due 10/01/08	50	50
		15,831
Corporate Bonds and Notes - 28.3%
Aflac, Inc. 6.500% due 04/15/09	17	17
Alcoa, Inc. 7.375% due 08/01/10	130	139
Allstate Corp. (The) 6.125% due 02/15/12	72	75
American Express Co. 5.250% due 09/12/11	75	76
4.875% due 07/15/13	30	30
American General Finance Corp. 3.875% due 10/01/09	120	117
Ameriprise Financial, Inc. 5.350% due 11/15/10	75	76
Anadarko Petroleum Corp. 5.000% due 10/01/12	75	73
5.950% due 09/15/16	50	51

Intermediate Fund
29

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Intermediate Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	98
Apache Corp. 6.250% due 04/15/12	20	21
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	55
Archstone-Smith Operating Trust 3.000% due 06/15/08	25	24
Arizona Public Service Co. 6.375% due 10/15/11	50	52
AT&T Wireless, Inc. 8.125% due 05/01/12	75	85
AvalonBay Communities, Inc. 6.125% due 11/01/12	85	89
Bank of America Corp. 7.400% due 01/15/11	225	244
4.750% due 08/01/15	200	194
Bank of New York Co., Inc. (The) 6.375% due 04/01/12	30	32
Bank of Tokyo-Mitsubishi, Ltd. (The) 7.400% due 06/15/11	120	130
Bank One Corp. 5.900% due 11/15/11	35	36
BB&T Corp. 6.500% due 08/01/11	15	16
4.750% due 10/01/12	60	59
Bear Stearns Cos., Inc. (The) 5.300% due 10/30/15	50	50
Berkshire Hathaway Finance Corp. 4.850% due 01/15/15	150	147
Boeing Capital Corp., Ltd. 6.500% due 02/15/12	150	160
Boston Properties, LP 6.250% due 01/15/13	30	32
Boston Scientific Corp. 6.250% due 11/15/15	30	31
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	50	49
Campbell Soup Co. 5.875% due 10/01/08	25	25
6.750% due 02/15/11	35	37
Capital One Bank Series BKNT 4.875% due 05/15/08	50	50
Capital One Financial Corp. 5.700% due 09/15/11	60	61
Carolina Power & Light Co. 5.250% due 12/15/15	70	70
Caterpillar Financial Services Corp. 4.625% due 06/01/15	200	191
CenterPoint Energy Resources Corp. 6.150% due 05/01/16	100	103

	Principal Amount ($) or Shares	Market Value $
Centerpoint Energy, Inc. Series B 6.850% due 06/01/15	50	54
CenturyTel, Inc. Series L 7.875% due 08/15/12	25	27
CIT Group, Inc. 4.250% due 02/01/10	100	98
7.750% due 04/02/12	125	139
Citigroup, Inc. 4.625% due 08/03/10	75	74
4.700% due 05/29/15	300	291
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	101
Coca-Cola Co. (The) 5.750% due 03/15/11	35	36
Coca-Cola Enterprises, Inc. 4.375% due 09/15/09	15	15
8.500% due 02/01/12	36	41
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	125	144
Comcast Corp. 6.500% due 01/15/15	50	53
5.900% due 03/15/16	105	108
Commonwealth Edison Co. Series 104 5.950% due 08/15/16	75	77
ConAgra Foods, Inc. 6.750% due 09/15/11	39	41
5.819% due 06/15/17 (l)	61	62
ConocoPhillips 4.750% due 10/15/12	125	124
Constellation Energy Group, Inc. 6.125% due 09/01/09	80	82
Consumers Energy Co. 5.150% due 02/15/17	100	97
Cooper Industries, Inc. 5.500% due 11/01/09	20	20
Coors Brewing Co. 6.375% due 05/15/12	35	36
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	150	143
COX Communications, Inc. 7.750% due 11/01/10	100	108
Credit Suisse First Boston USA, Inc. 4.875% due 01/15/15	200	196
Credit Suisse USA, Inc. 5.375% due 03/02/16	75	76

Intermediate Fund
30

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Intermediate Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
CSX Corp. 6.750% due 03/15/11	100	105
CVS Corp. 5.750% due 08/15/11	125	128
Cytec Industries, Inc. 5.500% due 10/01/10	25	25
DaimlerChrysler NA Holding Corp. 4.875% due 06/15/10	200	197
7.750% due 01/18/11	14	15
DaimlerChrysler North America Holding Corp. 5.750% due 09/08/11	75	76
DCP Midstream, LP 6.875% due 02/01/11	40	42
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	25
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	125	127
Dover Corp. 4.780% due 10/15/15	25	24
Dow Chemical Co. (The) 5.750% due 12/15/08	100	101
DR Horton, Inc. 6.000% due 04/15/11	50	51
DTE Energy Co. Series A 6.650% due 04/15/09	35	36
Duke Energy Corp. 6.250% due 01/15/12	75	79
5.625% due 11/30/12	75	77
Electronic Data Systems Corp. 7.125% due 10/15/09	60	63
Eli Lilly & Co. 6.000% due 03/15/12	100	105
Energy East Corp. 6.750% due 06/15/12	55	58
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	100	100
ERP Operating, LP 6.625% due 03/15/12	40	43
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	10
Exelon Corp. 6.750% due 05/01/11	50	52
Exelon Generation Co. LLC 6.950% due 06/15/11	5	5
FedEx Corp. 9.650% due 06/15/12	50	60
Fifth Third Bank Series BKNT 4.750% due 02/01/15	70	67

	Principal Amount ($) or Shares	Market Value $
Fleet National Bank Series BKNT 5.750% due 01/15/09	225	228
Florida Power & Light Co. 4.850% due 02/01/13	175	173
Franklin Resources, Inc. 3.700% due 04/15/08	10	10
Gannett Co., Inc. 4.125% due 06/15/08	100	99
Genentech, Inc. 4.750% due 07/15/15	100	97
General Dynamics Corp. 4.250% due 05/15/13	40	38
General Electric Capital Corp. Series MTNA 5.875% due 02/15/12	250	259
6.000% due 06/15/12	300	313
6.900% due 09/15/15	375	417
General Mills, Inc. 6.000% due 02/15/12	96	99
Genworth Financial, Inc. 4.950% due 10/01/15	50	49
Gillette Co. (The) 2.875% due 03/15/08	50	49
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	65	62
Golden West Financial Corp. 4.750% due 10/01/12	40	39
Goldman Sachs Group, Inc. (The) 6.650% due 05/15/09	50	52
5.750% due 10/01/16	75	76
Goldman Sachs Group, LP 5.000% due 10/01/14	650	635
Goodrich Corp. 7.625% due 12/15/12	30	33
Harris Corp. 5.000% due 10/01/15	50	48
Health Care REIT, Inc. 6.200% due 06/01/16	25	26
Hershey Co. (The) 4.850% due 08/15/15	50	49
Hess Corp. 6.650% due 08/15/11	100	106
Hewlett-Packard Co. 3.625% due 03/15/08	100	98
HJ Heinz Finance Co. 6.625% due 07/15/11	70	74
Home Depot, Inc. 3.750% due 09/15/09	50	48
5.400% due 03/01/16	150	148
Honeywell International, Inc. 7.500% due 03/01/10	50	53

Intermediate Fund
31

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Intermediate Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hospitality Properties Trust 5.125% due 02/15/15	100	96
HSBC Finance Corp. 4.750% due 04/15/10	100	99
8.000% due 07/15/10	150	164
International Lease Finance Corp. 4.350% due 09/15/08	35	35
6.375% due 03/15/09	50	51
5.125% due 11/01/10	200	200
5.875% due 05/01/13	75	78
John Deere Capital Corp. 7.000% due 03/15/12	50	54
5.100% due 01/15/13	150	149
JPMorgan Chase & Co. 7.875% due 06/15/10	150	162
6.750% due 02/01/11	175	185
Key Bank NA Series BKNT 7.000% due 02/01/11	100	107
Kimberly-Clark Corp. 5.625% due 02/15/12	5	5
Kimco Realty Corp. 5.783% due 03/15/16	25	26
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12	100	108
Kinder Morgan, Inc. 6.500% due 09/01/12	80	82
Kohl's Corp. 6.300% due 03/01/11	10	10
Kraft Foods, Inc. 4.125% due 11/12/09	75	73
Kroger Co. (The) 5.500% due 02/01/13	75	75
Lehman Brothers Holdings, Inc. 4.500% due 07/26/10	100	98
5.590% due 01/12/12 (Ê)	75	75
Lennar Corp. 7.625% due 03/01/09	55	57
Lowe's Cos., Inc. 8.250% due 06/01/10	30	33
Lubrizol Corp. 5.875% due 12/01/08	50	50
M&I Marshall & Ilsley Bank 4.500% due 08/25/08	50	50
5.250% due 09/04/12	45	45
Mack-Cali Realty, LP 7.250% due 03/15/09	50	52
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	78
Masco Corp. 5.875% due 07/15/12	95	96

	Principal Amount ($) or Shares	Market Value $
May Department Stores Co. (The) 4.800% due 07/15/09	50	49
Mellon Funding Corp. 6.375% due 02/15/10	50	52
Merck & Co., Inc. 4.375% due 02/15/13	75	72
Metlife, Inc. 5.375% due 12/15/12	75	76
MGIC Investment Corp. 5.375% due 11/01/15	25	25
Monsanto Co. 4.000% due 05/15/08	30	30
7.375% due 08/15/12	10	11
Morgan Stanley 4.000% due 01/15/10	150	146
5.300% due 03/01/13	150	152
Series GMTN 5.660% due 01/09/14	100	100
4.750% due 04/01/14	125	120
5.375% due 10/15/15	125	125
National City Bank 4.625% due 05/01/13	135	132
National Fuel Gas Co. 5.250% due 03/01/13	20	20
National Rural Utilities Cooperative Finance Corp. 5.750% due 08/28/09	85	86
Nationwide Financial Services 5.900% due 07/01/12	41	42
News America Holdings, Inc. 9.250% due 02/01/13	60	71
Niagara Mohawk Power Corp. Series G 7.750% due 10/01/08	75	78
Nisource Finance Corp. 7.875% due 11/15/10	36	39
Ohio Power Co. Series F 5.500% due 02/15/13	100	101
Pacificorp 6.900% due 11/15/11	40	43
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	104
8.000% due 11/15/11	95	104
Pepco Holdings, Inc. 6.450% due 08/15/12	25	26
Pitney Bowes, Inc. 4.625% due 10/01/12	45	44
PNC Funding Corp. 7.500% due 11/01/09	50	53
Popular North America, Inc. 4.700% due 06/30/09	75	74

Intermediate Fund
32

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
PPL Electric Utilities Corp. 6.250% due 08/15/09	30	31
PPL Energy Supply LLC 5.400% due 08/15/14	50	50
Praxair, Inc. 6.375% due 04/01/12	50	53
Principal Life Income Funding Trusts 5.125% due 03/01/11	25	25
Procter & Gamble Co. 4.950% due 08/15/14	150	148
Progress Energy, Inc. 5.625% due 01/15/16	100	102
ProLogis 5.500% due 03/01/13	50	51
Protective Life Secured Trusts 4.850% due 08/16/10	50	50
Prudential Financial, Inc. Series MTNB
5.100% due 09/20/14	100	99
PSEG Power LLC 5.500% due 12/01/15	100	100
Public Service Co. of Colorado 7.875% due 10/01/12	90	101
Public Service Electric & Gas Co. 5.000% due 08/15/14	50	49
Pulte Homes, Inc. 7.875% due 08/01/11	40	44
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	63
Regions Financial Corp. 4.500% due 08/08/08	50	49
Residential Capital LLC 6.375% due 06/30/10	65	66
6.500% due 04/17/13	75	76
Sara Lee Corp. 6.250% due 09/15/11	60	62
SBC Communications, Inc. 4.125% due 09/15/09	100	98
Sempra Energy 7.950% due 03/01/10	55	59
Simon Property Group, LP 7.125% due 02/09/09	20	21
SLM Corp. Series MTNA 4.500% due 07/26/10	100	98
5.000% due 10/01/13	100	99
Southern California Edison Co. 5.000% due 01/15/14	30	30
Sprint Capital Corp. 8.375% due 03/15/12	250	280

	Principal Amount ($) or Shares	Market Value $
Suntrust Bank Series BKNT 6.375% due 04/01/11	100	105
Swiss Bank Corp. NY 7.000% due 10/15/15	50	56
Tampa Electric Co. 6.375% due 08/15/12	90	95
Target Corp. 7.500% due 08/15/10	150	162
Textron Financial Corp. 6.000% due 11/20/09	50	51
4.390% due 02/15/67 (l)	75	76
Thermo Fisher Scientific, Inc. 5.000% due 06/01/15	25	23
Time Warner, Inc. 6.875% due 05/01/12	100	107
5.875% due 11/15/16	75	77
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	100
Travelers Property Casualty Corp. 3.750% due 03/15/08	50	49
TXU Electric Delivery Co. 6.375% due 05/01/12	25	26
Unilever Capital Corp. 7.125% due 11/01/10	75	80
United Technologies Corp. 6.100% due 05/15/12	90	94
UST, Inc. 6.625% due 07/15/12	50	53
USX Corp. 6.850% due 03/01/08	20	20
Verizon Global Funding Corp. 4.375% due 06/01/13	300	287
4.900% due 09/15/15	100	97
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	49
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	175	189
Wachovia Corp. 6.400% due 04/01/08	20	20
5.625% due 12/15/08	35	35
4.875% due 02/15/14	150	147
Walt Disney Co. (The) 5.625% due 09/15/16	100	103
Washington Mutual, Inc. 8.250% due 04/01/10	30	32
5.125% due 01/15/15	100	97
WellPoint, Inc. 6.375% due 01/15/12	30	32
6.800% due 08/01/12	50	53

Intermediate Fund
33

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Wells Fargo Bank NA 6.450% due 02/01/11	410	431
Western Union Co. (The) Series WI 5.930% due 10/01/16	90	91
Weyerhaeuser Co. 6.750% due 03/15/12	50	53
Wisconsin Energy Corp. 6.500% due 04/01/11	59	62
Wyeth 6.950% due 03/15/11	150	160
XTO Energy, Inc. 5.000% due 01/31/15	140	135
Yum! Brands, Inc. 6.250% due 04/15/16	50	52
Zions Bancorporation 5.500% due 11/16/15	50	50
		19,708
International Debt - 8.4%
Abu Dhabi National Energy Co. (l) 5.875% due 10/27/16	125	127
Alcan, Inc. 4.875% due 09/15/12	10	10
4.500% due 05/15/13	50	48
America Movil SA de CV 4.125% due 03/01/09	100	98
ARMS II (Ê) Series 2004-G3 Class A1A 5.570% due 01/10/35	1,082	1,084
Banco Mercantil del Norte SA (l) 6.135% due 10/13/16	125	127
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	90	98
BHP Finance USA, Ltd. 8.500% due 12/01/12	26	30
Canadian National Railway Co. 4.400% due 03/15/13	50	48
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	55	55
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	25	26
Deutsche Telekom International Finance BV 3.875% due 07/22/08	75	74
8.000% due 06/15/10	10	11
5.250% due 07/22/13	75	74
Diageo Capital PLC 3.375% due 03/20/08	30	29
7.250% due 11/01/09	100	105

	Principal Amount ($) or Shares	Market Value $
Egypt Government AID Bonds 4.450% due 09/15/15	500	485
EnCana Corp. 6.300% due 11/01/11	50	52
Falconbridge, Ltd. 7.350% due 06/05/12	16	18
France Telecom SA 7.750% due 03/01/11	75	82
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	99
Hellenic Republic Government International Bond 6.950% due 03/04/08	20	20
HSBC Holdings PLC 7.500% due 07/15/09	150	158
Hydro Quebec Series IF 8.000% due 02/01/13	85	97
Israel Government International Bond 4.625% due 06/15/13	100	96
Kaupthing Bank Hf (l) 5.750% due 10/04/11	125	127
Korea National Housing Corp. (Ê)(l) 5.610% due 11/22/11	90	90
Kowloon Canton Railway Corp. 8.000% due 03/15/10	90	98
Lloyds TSB Group PLC (ƒ)(l) 6.267% due 12/31/49	105	106
Malaysia Government International Bond 7.500% due 07/15/11	110	120
Mexico Government International Bond 4.625% due 10/08/08	50	49
9.875% due 02/01/10	190	214
Series MTNA 5.875% due 01/15/14	100	102
MTR Corp. 7.500% due 02/04/09	60	63
Petrobras International Finance Co. 6.125% due 10/06/16	100	101
Ras Laffan Liquefied Natural Gas Co., Ltd. III (l) 5.832% due 09/30/16	105	107
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	30	29
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	200	197
Royal KPN NV 8.000% due 10/01/10	25	27
SMBC International Finance NV 8.500% due 06/15/09	60	64

Intermediate Fund
34

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
South Africa Government International Bond 7.375% due 04/25/12	115	125
Stora Enso OYJ 7.375% due 05/15/11	5	5
Telecom Italia Capital SA 4.000% due 01/15/10	100	97
4.950% due 09/30/14	150	142
Telefonos de Mexico SA de CV 4.750% due 01/27/10	75	74
TELUS Corp. 8.000% due 06/01/11	25	27
Tengizchevroil Finance Co. (l) 6.124% due 11/15/14	100	99
Thomson Corp. (The) 6.200% due 01/05/12	100	104
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	50	47
Tyco International Group SA 6.000% due 11/15/13	150	160
Vale Overseas, Ltd. 6.250% due 01/23/17	75	77
Vodafone Group PLC 5.625% due 02/27/17	100	100
VTB Capital SA (Ê)(l) 5.960% due 08/01/08	125	125
XL Capital Europe PLC 6.500% due 01/15/12	26	27
		5,854
Mortgage-Backed Securities - 26.9%
Adjustable Rate Mortgage Trust Series 2005-12 Class 2A1
5.702% due 03/25/36	739	745
Banc of America Mortgage Securities, Inc. (Ê) Series 2005-I Class 2A2 4.874% due 10/25/35	901	900
Bear Stearns Commercial Mortgage Securities Series 2001-TOP Class A2 6.480% due 02/15/35	330	345
Series 2002-TOP Class A2 6.460% due 10/15/36	315	332
Series 2002-TOP Class X2 Interest Only STRIP 0.576% due 10/15/36 (l)	4,045	52
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2005-WF1 Class A1 5.440% due 02/25/35	17	17

	Principal Amount ($) or Shares	Market Value $
Commercial Mortgage Acceptance Corp. Series 1999-C1 Class A2 7.030% due 06/15/31	641	661
Countrywide Alternative Loan Trust Series 2006-33C Class 2A1 6.000% due 11/25/36	576	567
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2006-AF1 Class A5 5.600% due 04/25/36	773	775
Fannie Mae (Ê) 4.726% due 2035 5.071% due 2035 4.991% due 2036 5.491% due 2036 5.688% due 2036	694 1,004 923 908 872	688 1,004 921 911 879
First Union National Bank Commercial Mortgage Series 2001-C4 Class A2 6.223% due 12/12/33	315	328
Freddie Mac 5.875% due 2011 5.161% due 2035 5.541% due 2036	500 760 907	519 759 914
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.994% due 12/10/35	772	785
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class A2 6.465% due 04/15/34	500	522
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A5 4.883% due 06/10/36	500	496
GSAMP Trust (Ê) Series 2006-HE3 Class M8 6.420% due 05/25/36	1,000	972
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB Class A3 6.260% due 03/15/33	298	308
Series 2004-CB8 Class A4 4.404% due 01/12/39	750	713
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A2 3.246% due 03/15/29	750	724
Series 2004-C6 Class A4 4.583% due 08/15/29	500	490

Intermediate Fund
35

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley Dean Witter Capital I Series 2001-TOP Class A2 5.900% due 10/15/35	135	135
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-FR3 Class B2 6.420% due 05/25/36	500	482
Wachovia Bank Commercial Mortgage Trust Series 2004-C10 Class A4 4.748% due 02/15/41	500	488
Series 2004-C11 Class A2 4.260% due 01/15/41	400	393
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2006-AR5 Class 2A2 5.536% due 04/25/36	877	879
		18,704
United States Government Agencies - 10.9%
Fannie Mae 2.500% due 06/15/08	500	485
4.400% due 07/28/08	500	497
6.000% due 08/22/16	750	757
Federal Home Loan Bank System Series 560 3.875% due 08/22/08	500	493
4.250% due 11/02/10	500	491
Freddie Mac Series * 2.750% due 03/15/08	1,000	977
4.250% due 06/23/08	500	496
4.375% due 03/01/10	300	296
4.125% due 07/12/10	700	686
4.750% due 12/08/10	500	499
5.750% due 05/23/11	750	753
5.450% due 09/02/11	650	651
5.000% due 07/15/14	500	506
		7,587
United States Government Treasuries - 18.7%
United States Treasury Inflation Indexed Bonds 2.375% due 01/15/17	2,203	2,240
United States Treasury Notes 4.625% due 10/31/11	6,019	6,045
4.625% due 11/15/16	4,700	4,721
		13,006
Total Long-Term Investments (cost $80,767)		80,690

	Notional Amount $	Market Value $
Options Purchased - 0.0%
(Number of Contracts)
United States Treasury Notes 10 Year Futures Mar 2007 109.00 Call (64)	6,976	22
Total Options Purchased (cost $21)		22
	Principal Amount ($) or Shares
Short-Term Investments - 7.9%
Bear Stearns Cos., Inc. (The) 4.000% due 01/31/08	100	99
Consolidated Edison Co. of New York, Inc. Series 97-B 6.450% due 12/01/07	75	76
Credit Suisse First Boston USA, Inc. 4.625% due 01/15/08	250	249
Federated Investors Prime Cash Obligations Fund	714,523	715
John Deere Capital Corp. 3.900% due 01/15/08	15	15
Lehman Brothers Holdings, Inc. 4.000% due 01/22/08	100	99
National Australia Bank, Ltd. 6.600% due 12/10/07	36	36
Ontario Electricity Financial Corp. 6.100% due 01/30/08	70	70
United States Treasury Bills (ç)(ÿ)(§) 5.052% due 03/08/07	242	242
United States Treasury Inflation Indexed Bonds 3.625% due 01/15/08	3,757	3,806
UnitedHealth Group, Inc. 3.300% due 01/30/08	125	123
Total Short-Term Investments (cost $5,529)		5,530
Total Investments - 123.8% (identified cost $86,317)		86,242
Other Assets and Liabilities, Net - (23.8%)		(16,589)
Net Assets - 100.0%		69,653

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund
36

SSgA
Intermediate Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures expiration date 06/08 (98)	23,346	35
US Treasury Notes 2 Year Notes expiration date 06/07 (68)	13,937	20
Short Positions
Eurodollar Futures expiration date 12/07 (98)	23,312	(60)
US Treasury Notes 10 Year Notes expiration date 06/07 (22)	2,389	(5)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(10)

Options Written (Number of Contracts)	Notional Amount $	Market Value $
United States Treasury Notes
10 Year Futures
Mar 2007 109.50 Call (43)	4,709	(10)
Apr 2007 109.50 Call (42)	4,599	(17)
Mar 2007 105.00 Put (43)	4,515	(1)
Apr 2007 105.00 Put (106)	11,130	(1)
Total Liability for Options Written (premiums received $25)		(29)

Presentation of Portfolio Holdings — February 28, 2007

Categories	% of Net Assets
Asset-Backed Securities	22.7
Corporate Bonds and Notes	28.3
International Debt	8.4
Mortgage-Backed Securities	26.9
United States Government Agencies	10.9
United States Government Treasuries	18.7
Options Purchased	—	*
Short-Term Investments	7.9
Total Investments	123.8
Other Assets and Liabilities, Net	(23.8)
	100.0
Futures Contracts	(—	)*
Options Written	(—	)*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund
37

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SSgA

High Yield Bond Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. From the period September 1, 2006 through January 2, 2007, redemption of shares of the Fund executed within 60 days of the date of purchase were subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares of the High Yield Bond Fund are no longer subject to a redemption fee.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,078.50	$1,021.08
Expenses Paid During Period *	$3.87	$3.76

* Expenses are equal to the Fund's expense ratio of .75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

High Yield Bond Fund
39

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SSgA
High Yield Bond Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 96.7%
Corporate Bonds and Notes - 82.4%
Advanstar Communications, Inc. 10.750% due 08/15/10	350	375
Albertsons LLC 7.500% due 02/15/11	200	211
7.450% due 08/01/29	230	231
Allied Waste North America, Inc. Series B 9.250% due 09/01/12	110	116
7.875% due 04/15/13	250	261
American Axle & Manufacturing, Inc. 7.875% due 03/01/17	200	200
American Casino & Entertainment Properties LLC 7.850% due 02/01/12	440	454
American Railcar Industries, Inc. (l) 7.500% due 03/01/14	400	409
AmeriGas Partners, LP/AmeriGas Eagle Finance Corp. 7.125% due 05/20/16	400	402
Aramark Corp. (l) 8.500% due 02/01/15	380	395
Arco Chemical Co. 10.250% due 11/01/10	450	499
Baldor Electric Co. 8.625% due 02/15/17	400	420
CCH I Holdings LLC/CCH I Holdings Capital Corp. Series * 11.000% due 10/01/15	250	259
CCM Merger, Inc. (l) 8.000% due 08/01/13	300	300
CDRV Investors, Inc. (Step Up, 9.625%, 01/01/10) Zero coupon due 01/01/15	400	321
Cenveo Corp. 7.875% due 12/01/13	350	344
Chaparral Steel Co. 10.000% due 07/15/13	300	335
Charter Communications Operating LLC (l) 8.000% due 04/30/12	160	168
Chesapeake Energy Corp. 6.375% due 06/15/15	300	298
6.250% due 01/15/18	100	99
Corrections Corp. of America 7.500% due 05/01/11	225	232
Crown Americas LLC and Crown Americas Capital Corp. 7.750% due 11/15/15	175	183

	Principal Amount ($) or Shares	Market Value $
Crystal US Holdings Series A (Step Up, 10.000%, 10/01/14) Zero coupon due 10/01/09	420	367
DaVita, Inc. 7.250% due 03/15/15	275	278
Delhaize America, Inc. 9.000% due 04/15/31	100	120
Denbury Resources, Inc. 7.500% due 12/15/15	215	217
Dex Media, Inc. 8.000% due 11/15/13	355	371
Echostar DBS Corp. 6.375% due 10/01/11	360	362
Edison Mission Energy 7.750% due 06/15/16	175	186
El Paso Corp. 7.750% due 01/15/32	325	354
Ford Motor Co. 7.450% due 07/16/31	200	161
Ford Motor Credit Co. 7.000% due 10/01/13	575	552
8.000% due 12/15/16	715	706
Foundation PA Coal Co. 7.250% due 08/01/14	480	486
Freescale Semiconductor, Inc. (l) 9.125% due 12/15/14	200	203
10.125% due 12/15/16	300	306
General Motors Corp. 7.200% due 01/15/11	160	156
8.250% due 07/15/23	160	149
8.375% due 07/15/33	250	232
Georgia-Pacific Corp. 8.000% due 01/15/24	150	153
GMAC LLC 5.125% due 05/09/08	125	123
5.625% due 05/15/09	325	321
6.750% due 12/01/14	115	115
8.000% due 11/01/31	160	176
Goodyear Tire & Rubber Co. (The) (l) 9.140% due 12/01/09 (Ê)	80	81
8.625% due 12/01/11	80	85
GSC Holdings Corp. 8.000% due 10/01/12	200	212
Hanover Compressor Co. 8.625% due 12/15/10	90	95
9.000% due 06/01/14	325	353
Hanover Equipment Trust Series A 8.500% due 09/01/08	42	42

High Yield Bond Fund

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
HCA, Inc. 9.125% due 11/15/14 (l)	230	245
6.375% due 01/15/15	200	173
9.250% due 11/15/16 (l)	330	354
Hertz Corp. 8.875% due 01/01/14	355	383
Hilton Hotels Corp. 7.500% due 12/15/17	150	156
Host Marriott, LP Series Q 6.750% due 06/01/16	150	151
Idearc, Inc. (l) 8.000% due 11/15/16	160	164
Inergy, LP/Inergy Finance Corp. 8.250% due 03/01/16	400	422
Invacare Corp. (l) 9.750% due 02/15/15	300	305
ION Media Networks, Inc. (Ê)(l) 11.610% due 01/15/13	370	387
iPCS, Inc. 11.500% due 05/01/12	260	287
L-3 Communications Corp. 7.625% due 06/15/12	290	301
MarkWest Energy Partners, LP/MarkWest Energy Finance Corp. Series B 8.500% due 07/15/16	400	415
MGM Mirage 6.750% due 09/01/12	400	399
Midwest Generation LLC 8.560% due 01/02/16	238	260
Mirant North America LLC Series WI 7.375% due 12/31/13	360	370
Mosaic Co. (The) (l) 7.375% due 12/01/14	165	171
7.625% due 12/01/16	80	84
Neiman-Marcus Group, Inc. 9.000% due 10/15/15	425	467
Nevada Power Co. Series O 6.500% due 05/15/18	300	318
NewPage Corp. 12.000% due 05/01/13	300	327
Norcraft Holdings, LP/Norcraft Capital Corp. (Step Up, 9.750%, 09/01/12) Zero coupon due 09/01/08	200	181
NRG Energy, Inc. 7.375% due 02/01/16	240	245
7.375% due 01/15/17	330	336
NTK Holdings, Inc. 10.750% due 03/01/14	410	322

	Principal Amount ($) or Shares	Market Value $
Owens Brockway Glass Container, Inc. 8.250% due 05/15/13	110	115
PGS Solutions, Inc. (l) 9.625% due 02/15/15	400	412
Primedia, Inc. 8.875% due 05/15/11	375	385
Qwest Capital Funding, Inc. 6.875% due 07/15/28	400	377
Qwest Communications International, Inc. Series B 7.500% due 02/15/14	445	461
RBS Global, Inc. and Rexnord Corp. (l) 11.750% due 08/01/16	200	219
RH Donnelley Corp. Series A-2 6.875% due 01/15/13	275	268
Rockwood Specialties Group, Inc. Series WI 7.500% due 11/15/14	500	507
Roseton/Danskammer Series B 7.670% due 11/08/16	475	503
Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC (Ê)(l) 7.848% due 03/15/14	400	402
Snoqualmie Entertainment Authority (l) 9.125% due 02/01/15	240	248
Stater Brothers Holdings 8.125% due 06/15/12	320	327
Suburban Propane Partners, LP 6.875% due 12/15/13	400	394
Sungard Data Systems, Inc. 9.125% due 08/15/13	375	400
Technical Olympic USA, Inc. 9.000% due 07/01/10	315	310
Tenneco Automotive, Inc. 8.625% due 11/15/14	410	427
Trump Entertainment Resorts, Inc. 8.500% due 06/01/15	295	295
TXU Corp. Series Q 6.500% due 11/15/24	150	136
US Oncology, Inc. 9.000% due 08/15/12	300	317
Verso Paper Holdings LLC and Verson Paper, Inc. (l) 11.375% due 08/01/16	300	322
VWR International, Inc. 6.875% due 04/15/12	175	173
Warner Chilcott Corp. 8.750% due 02/01/15	250	261

High Yield Bond Fund

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Waterford Gaming LLC (l) 8.625% due 09/15/12	545	576
Williams Cos., Inc. 7.750% due 06/15/31	275	293
8.750% due 03/15/32	200	229
Windstream Corp. Series WI 8.625% due 08/01/16	440	482
Wynn Las Vegas LLC 6.625% due 12/01/14	350	346
Xerox Capital Trust I 8.000% due 02/01/27	325	332
Yankee Acquisition Corp. (l) 9.750% due 02/15/17	200	205
		30,419
International Debt - 14.3%
Avago Technologies Finance 10.375% due 12/01/13	290	310
Basell AF SCA (l) 8.375% due 08/15/15	360	380
Baytex Energy, Ltd. 9.625% due 07/15/10	330	347
Digicel Group, Ltd. (l) 8.875% due 01/15/15	400	391
Galaxy Entertainment Finance Co., Ltd. (l) 9.875% due 12/15/12	275	300
Intelsat Bermuda, Ltd. (l) 9.250% due 06/15/16	200	221
Intelsat Subsidiary Holding Co., Ltd. 8.250% due 01/15/13	270	282
Novelis, Inc. Series WI 7.250% due 02/15/15	350	364
NXP BV/NXP Funding LLC (l) 9.500% due 10/15/15	400	413
Quebecor World, Inc. (l) 9.750% due 01/15/15	400	423
Rhodia SA 8.875% due 06/01/11	325	340
Rogers Wireless, Inc. 8.000% due 12/15/12	425	453
Royal Caribbean Cruises, Ltd. 7.000% due 06/15/13	300	311
Sensata Technologies BV (l) 8.250% due 05/01/14	285	286
Vitro SA de CV (l) 9.125% due 02/01/17	440	449
		5,270

	Principal Amount ($) or Shares	Market Value $
Total Long-Term Investments (cost $34,631)		35,689
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio Holdings, Inc. 2010 Warrants (AE)	400	2
Total Warrants & Rights (cost $81)		2
Short-Term Investments - 0.2%
American Beacon Money Market Fund	—	—	±
Federated Investors Prime Cash Obligations Fund	4,760	5
GMAC LLC 6.125% due 01/22/08	80	80
Total Short-Term Investments (cost $83)		85
Total Investments - 96.9% (identified cost $34,795)		35,776
Other Assets and Liabilities, Net - 3.1%		1,155
Net Assets - 100.0%		36,931

See accompanying notes which are an integral part of the financial statements.

High Yield Bond Fund

SSgA
High Yield Bond Fund

Presentation of Portfolio Holdings — February 28, 2007 (Unaudited)

Categories	% of Net Assets
Corporate Bonds and Notes	82.4
International Debt	14.3
Warrants and Rights	—	*
Short-Term Investments	0.2
Total Investments	96.9
Other Assets and Liabilities, Net	3.1
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

High Yield Bond Fund

SSgA

Fixed Income Funds

Notes to Schedules of Investments — February 28, 2007 (Unaudited)

Footnotes

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(Ø)  In default.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments

SSgA
Fixed Income Funds

Statement of Assets and Liabilities — February 28, 2007 (Unaudited)

Amounts in thousands	Yield Plus Fund	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Assets
Investments, at identified cost	$188,813	$653,018	$86,317	$34,795
Investments, at market	188,988	654,460	86,242	35,776
Receivables:
Dividends and interest	555	3,841	822	589
Investments sold	—	78,516	12,779	7,637
Fund shares sold	299	5,096	50	44
From Adviser	—	37	22	10
Daily variation margin on futures contracts	—	2	—	—
Prepaid expenses	9	33	1	6
Total assets	189,851	741,985	99,916	44,062
Liabilities
Payables:
Due to Custodian	—	913	—	6,616
Investments purchased	—	201,034	29,573	400
Fund shares redeemed	175	4,430	553	70
Accrued fees to affiliates	64	196	58	25
Other accrued expenses	39	28	42	19
Daily variation margin on futures contracts	—	169	8	—
Dividends	768	—	—	—
Options written, at market value	—	188	29	—
Total liabilities	1,046	206,958	30,263	7,131
Net Assets	$188,805	$535,027	$69,653	$36,931
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$437	$2,080	$269	$113
Accumulated net realized gain (loss)	(5,109)	(1,924)	(2,008)	(527)
Unrealized appreciation (depreciation) on:
Investments	175	1,442	(75)	981
Futures contracts	—	18	(10)	—
Options written	—	(23)	(4)	—
Shares of beneficial interest	19	54	7	4
Additional paid-in capital	193,283	533,380	71,474	36,360
Net Assets	$188,805	$535,027	$69,653	$36,931
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$9.94	$9.87	$9.68	$8.63
Net assets	$188,804,892	$535,006,611	$69,653,340	$36,931,498
Shares outstanding ($.001 par value)	18,999,235	54,189,411	7,193,010	4,280,467
Net asset value per share: Class R*	$—	$9.85	$—	$—
Net assets	$—	$20,589	$—	$—
Shares outstanding ($.001 par value)	—	2,090	—	—
Premiums received on options written	$—	$165	$25	$—

*  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

SSgA
Fixed Income Funds

Statement of Operations — For the Period Ended February 28, 2007 (Unaudited)

Amounts in thousands	Yield Plus Fund	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Investment Income
Dividends	$115	$55	$17	$18
Interest	6,298	11,462	2,021	1,762
Total investment income	6,413	11,517	2,038	1,780
Expenses
Advisory fees	266	649	116	69
Administrative fees	49	83	27	22
Custodian fees	33	137	68	25
Distribution fees	68	160	31	11
Transfer agent fees	19	35	16	19
Professional fees	19	28	25	18
Registration fees	10	20	8	9
Shareholder servicing fees	112	66	34	17
Trustees' fees	8	10	7	7
Insurance fees	2	2	1	1
Printing fees	11	13	7	3
Miscellaneous	5	4	2	2
Expenses before reductions	602	1,207	342	203
Expense reductions	(5)	(126)	(109)	(30)
Net expenses	597	1,081	233	173
Net investment income (loss)	5,816	10,436	1,805	1,607
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(188)	1,882	130	736
Futures contracts	—	(696)	(177)	—
Options written	—	(447)	(108)	—
Net realized gain (loss)	(188)	739	(155)	736
Net change in unrealized appreciation (depreciation) on:
Investments	(131)	2,925	544	1,161
Futures contracts	—	280	(8)	—
Options written	—	409	110	—
Net change in unrealized appreciation (depreciation)	(131)	3,614	646	1,161
Net realized and unrealized gain (loss)	(319)	4,353	491	1,897
Net Increase (Decrease) in Net Assets from Operations	$5,497	$14,789	$2,296	$3,504

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

SSgA
Fixed Income Funds

Statement of Changes in Net Assets

	Yield Plus Fund		Bond Market Fund
Amounts in thousands	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,816	$8,648	$10,436	$14,294
Net realized gain (loss)	(188)	(349)	739	(2,682)
Net change in unrealized appreciation (depreciation)	(131)	(204)	3,614	(6,132)
Net increase (decrease) in net assets from operations	5,497	8,095	14,789	5,480
Distributions
From net investment income
Institutional Class	(5,641)	(8,311)	(9,765)	(15,462)
Class R	—	—	(1)	(1)
From net realized gain	—	—	(98)	(1,988)
Net decrease in net assets from distributions	(5,641)	(8,311)	(9,864)	(17,451)
Share Transactions
Net increase (decrease) in net assets from share transactions	(45,782)	43,263	175,428	92,500
Redemption Fees	—	—	—	—
Total Net Increase (Decrease) in Net Assets	(45,926)	43,047	180,353	80,529
Net Assets
Beginning of period	234,731	191,684	354,674	274,145
End of period	$188,805	$234,731	$535,027	$354,674
Undistributed (overdistributed) net investment income included in net assets	$437	$262	$2,080	$1,410

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Intermediate Fund		High Yield Bond Fund
Amounts in thousands	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,805	$4,246	$1,607	$3,940
Net realized gain (loss)	(155)	(1,409)	736	(1,230)
Net change in unrealized appreciation (depreciation)	646	(1,771)	1,161	(1,189)
Net increase (decrease) in net assets from operations	2,296	1,066	3,504	1,521
Distributions
From net investment income
Institutional Class	(1,869)	(4,901)	(1,787)	(4,706)
Class R	—	—	—	—
From net realized gain	—	(141)	—	(152)
Net decrease in net assets from distributions	(1,869)	(5,042)	(1,787)	(4,858)
Share Transactions
Net increase (decrease) in net assets from share transactions	(19,672)	(33,975)	(15,192)	(6,694)
Redemption Fees	—	—	—	5
Total Net Increase (Decrease) in Net Assets	(19,245)	(37,951)	(13,475)	(10,026)
Net Assets
Beginning of period	88,898	126,849	50,406	60,432
End of period	$69,653	$88,898	$36,931	$50,406
Undistributed (overdistributed) net investment income included in net assets	$269	$333	$113	$293

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

SSgA
Fixed Income Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)		$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Yield Plus Fund
February 28, 2007*	9.94	.27	(.01)		.26	(.26)	—	(.26)
August 31, 2006	9.95	.47	(.03)		.44	(.45)	—	(.45)
August 31, 2005	9.96	.24	—	(e)	.24	(.25)	—	(.25)
August 31, 2004	9.94	.11	.02		.13	(.11)	—	(.11)
August 31, 2003	9.92	.12	.01		.13	(.11)	—	(.11)
August 31, 2002 (1)	9.96	.21	(.05)		.16	(.20)	—	(.20)
Bond Market Fund
Institutional Class
February 28, 2007*	9.78	.23	.09		.32	(.23)	— (e)	(.23)
August 31, 2006	10.21	.45	(.31)		.14	(.50)	(.07)	(.57)
August 31, 2005	10.41	.39	(.04)		.35	(.41)	(.14)	(.55)
August 31, 2004	10.26	.37	.24		.61	(.31)	(.15)	(.46)
August 31, 2003	10.42	.36	.02		.38	(.35)	(.19)	(.54)
August 31, 2002 (1)	10.16	.48	.28		.76	(.50)	—	(.50)
Class R
February 28, 2007*	9.78	.22	.09		.31	(.24)	— (e)	(.24)
August 31, 2006	10.21	.46	(.32)		.14	(.50)	(.07)	(.57)
August 31, 2005	10.41	.40	(.04)		.36	(.42)	(.14)	(.56)
August 31, 2004 (2)	10.07	.15	.27		.42	(.08)	—	(.08)
Intermediate Fund
February 28, 2007*	9.62	.22	.06		.28	(.22)	—	(.22)
August 31, 2006	9.94	.40	(.26)		.14	(.45)	(.01)	(.46)
August 31, 2005	10.19	.32	(.13)		.19	(.28)	(.16)	(.44)
August 31, 2004	10.08	.29	.20		.49	(.31)	(.07)	(.38)
August 31, 2003	10.13	.32	.09		.41	(.33)	(.13)	(.46)
August 31, 2002 (1)	10.02	.41	.26		.67	(.43)	(.13)	(.56)
High Yield Bond Fund
February 28, 2007*	8.31	.30	.34		.64	(.32)	—	(.32)
August 31, 2006	8.78	.57	(.34	)(f)	.23	(.68)	(.02)	(.70)
August 31, 2005	8.76	.58	.06	(f)	.64	(.62)	—	(.62)
August 31, 2004	8.44	.62	.33	(f)	.95	(.63)	—	(.63)
August 31, 2003	7.85	.60	.54		1.14	(.55)	—	(.55)
August 31, 2002	8.75	.70	(.90)		(.20)	(.70)	—	(.70)

*  For the six months ended February 28, 2007 (Unaudited).
(1)  As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies. Paydowns on mortgage and asset backed securities which were included in realized gain/loss on investment transactions prior to September 1, 2001 are included as interest income. The effect of this change for the Bond Market Fund for the year ended August 31, 2002 was to decrease net investment income per share by $.02, increase the net realized and net unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets from 4.72% to 4.53%. The effect of this change for the Yield Plus and Intermediate Funds for the year ended August 31, 2002 amounted to less than $.005 per share on net investment income and net realized and net unrealized gains and losses.
(2)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.
(e)  Less than $.005 per share.
(f)  Includes redemption fees less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(d)	% Portfolio Turnover Rate(b)
Yield Plus Fund
February 28, 2007*	9.94	2.66	188,805	.56	.57	5.46	13.00
August 31, 2006	9.94	4.48	234,731	.59	.59	4.71	67.82
August 31, 2005	9.95	2.41	191,684	.56	.56	2.40	25.42
August 31, 2004	9.96	1.28	318,287	.57	.57	1.08	31.84
August 31, 2003	9.94	1.39	275,216	.58	.58	1.18	70.70
August 31, 2002 (1)	9.92	1.80	264,651	.53	.53	2.17	80.03
Bond Market Fund
Institutional Class
February 28, 2007*	9.87	3.33	535,007	.50	.56	4.83	159.43
August 31, 2006	9.78	1.45	354,654	.50	.60	4.62	487.24
August 31, 2005	10.21	3.50	274,134	.50	.57	3.92	356.99
August 31, 2004	10.41	6.11	331,490	.50	.53	3.55	573.61
August 31, 2003	10.26	3.79	337,973	.50	.52	3.46	649.90
August 31, 2002 (1)	10.42	7.76	287,276	.49	.49	4.71	532.00
Class R
February 28, 2007*	9.85	3.18	20	.74	.80	4.56	159.43
August 31, 2006	9.78	1.51	20	.42	.53	4.75	487.24
August 31, 2005	10.21	3.55	11	.46	.52	3.99	356.99
August 31, 2004 (2)	10.41	4.18	10	.45	.48	5.00	573.61
Intermediate Fund
February 28, 2007*	9.68	2.97	69,653	.60	.88	4.65	219.76
August 31, 2006	9.62	1.52	88,898	.60	.79	4.17	549.63
August 31, 2005	9.94	1.95	126,849	.60	1.11	3.23	440.09
August 31, 2004	10.19	4.93	138,501	.60	1.23	2.92	197.27
August 31, 2003	10.08	4.11	137,364	.60	1.18	3.17	146.13
August 31, 2002 (1)	10.13	6.94	102,352	.60	1.18	4.09	620.02
High Yield Bond Fund
February 28, 2007*	8.63	7.85	36,931	.75	.88	6.95	44.19
August 31, 2006	8.31	2.83	50,406	.75	.77	6.74	167.28
August 31, 2005	8.78	7.53	60,432	.68	.68	6.70	136.97
August 31, 2004	8.76	11.64	120,740	.63	.63	7.07	151.82
August 31, 2003	8.44	15.18	140,773	.70	.70	7.39	148.72
August 31, 2002	7.85	(2.50)	99,327	.75	.75	8.83	149.45

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA

Fixed Income Funds

Notes to Financial Statements — February 28, 2007 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of February 28, 2007. These financial statements report on four Funds, the SSgA Yield Plus Fund, SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each of the Funds is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003 the Bond Market Fund began offering Class R shares. Class R shares of the Bond Market Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution pursuant to a contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Exchange listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

Short-Term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Certain securities, as of February 28, 2007 were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were actually purchased or sold in an arm's length transaction.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with the Investment Company's Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. In certain cases, Fair Valuation might require that prices are derived analytically or be subject to estimation in accordance with the Securities Valuation Procedures. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds Board of Trustees believes reflects fair value.

Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each applicable Fund when the Investment Company deems that the particular event or circumstance would materially affect such Fund's net asset value.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of the Funds portfolios that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended, as described in Subchapter M of the code. This requires each Fund to distribute substantially all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2006, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
Funds	08/31/2007	08/31/2008	08/31/2009	08/31/2011	08/31/2014	Total
Yield Plus	$1,836,407	$80,342	$2,135,735	$519,218	$262,655	$4,834,357
Intermediate	—	—	—	—	583,826	583,826
High Yield	—	—	—	—	239,428	239,428

As of February 28, 2007, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$188,154,172	$653,431,684	$86,532,226	$34,850,171
Gross Tax Unrealized Appreciation	973,810	3,041,980	2,522,929	1,061,700
Gross Tax Unrealized Depreciation	(140,388)	(2,013,419)	(2,813,194)	(135,861)
Net Tax Unrealized Appreciation (Depreciation)	$833,422	$1,028,561	$(290,265)	$925,839

Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

As permitted by tax regulations, the Funds may defer a net realized capital loss incurred from November 1, 2005 to August 31, 2006, and treat it as arising in the fiscal year 2007. As of August 31, 2006, the Funds realized a capital loss as follows:

Yield Plus	$86,441
Bond Market	2,780,856
Intermediate	1,306,233
High Yield Bond	941,689

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the Funds on a daily basis, the first day the NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Dividends and Distributions to Shareholders

The Yield Plus Fund declares and records dividends on net investment income daily and pays them monthly. Income dividends for the Bond Market Fund, Intermediate Fund and the High Yield Bond Fund are declared and paid monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes (GAAP). These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carryforwards. Permanent differences between book and tax accounting are reclassified to paid in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to Funds are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Bond Market Fund offers Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Redemption Fees

To discourage short-term trading, redemptions (including exchanges) of shares of the High Yield Bond Fund executed within 60 days of the date of purchase were subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees were paid directly to the applicable fund. Redemption of shares acquired as a result of reinvesting distributions were not subject to the redemption fee. As of the period ended February 28, 2007, the High Yield Bond Fund earned $408 in redemption fees. Shares of the High Yield Bond Fund held by the SSgA Life Solutions Funds were not subject to the redemption fee.

Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares of the High Yield Bond Fund are no longer subject to a redemption fee.

Forward Commitments/Mortgage Dollar Rolls

The Bond Market Fund, Intermediate Fund, and High Yield Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the

Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund's Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

•  Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

•  Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

•  Written Options Contracts

Fund transactions in written options contracts for the six months ended February 28, 2007 were as follows:

	Bond Market		Intermediate
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding at August 31, 2006	972	$193,476	254	$50,093
Written	5,722	650,430	1,111	133,084
Closed	(3,106)	(567,505)	(740)	(134,436)
Expired	(2,074)	(111,082)	(391)	(23,212)
Outstanding at February 28, 2007	1,514	$165,319	234	$25,529

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities

For the six months ended February 28, 2007, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, futures contracts, and repurchase agreements aggregated to the following:

Funds	Purchases	Sales
Yield Plus	$27,502,478	$76,339,541
Bond Market	297,177,794	125,155,574
Intermediate	26,050,636	36,978,024
High Yield Bond	19,657,372	34,853,044

US Government and Agencies

For the six months ended February 28, 2007, purchases and sales of US Government and Agency obligations, excluding short-term investments and futures contracts, aggregated to the following:

Funds	Purchases	Sales
Bond Market	$620,894,795	$709,002,961
Intermediate	181,744,671	184,180,875

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street" or "Custodian") in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that

Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2007, there were no outstanding securities on loan and no securities lending income earned during the year.

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which direct the investments of the Funds in accordance with their investment objectives, policies, and limitations.

For these services, each Fund pays a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
Yield Plus	0.25
Bond Market	0.30
Intermediate	0.30
High Yield Bond	0.30

If the total expenses of the Institutional Class are above its cap, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of its average daily net assets of Class R. If after waiving the full .70% of the average daily net assets of Class R, Class R remains above the cap, then the Adviser will reimburse Class R for all expenses to the level of the cap.

The Adviser has contractually agreed to waive up to the full amount of the Bond Market Fund's Institutional Class and Class R advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of .50% and 1.00%, respectively, of each class' average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the period ended February 28, 2007 was $119,293 for the Institutional Class and $5 for Class R. There were no reimbursements for the Institutional Class or Class R for the period ended February 28, 2007.

The Adviser has contractually agreed to waive up to the full amount of the Intermediate Fund's advisory fees and reimburse the Fund for all expenses in excess of .60% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended February 28, 2007 was $107,702. There were no reimbursements for the Intermediate Fund for the period ended February 28, 2007.

The Adviser has contractually agreed to waive up to the full amount of the High Yield Bond Fund's advisory fees and reimburse the Fund for all expenses in excess of .75% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended February 28, 2007 was $28,911. There were no reimbursements for the High Yield Bond Fund for the period ended February 28, 2007.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2007, the Funds did not invest any of their cash reserves in the SSgA Prime Money Market Fund.

Boston Financial Data Services ("BFDS"), serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each management company.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. As of February 28, 2007, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid
Yield Plus	$5,290
Bond Market	6,580
Intermediate	1,788
High Yield Bond	920

Administrator

The Investment Company has an administration agreement with Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all four of the Investment Company's U.S. Fixed Income portfolios: $0 up to $1 billion — .0315%; over $1 billion — .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule (12b-1) under the 1940 Act (the "Plan"). Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents.

Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

For the six months ended February 28, 2007, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street	Global Markets	CitiStreet
Yield Plus	$26,624	$348	$4,803
Bond Market	54,044	568	—
Intermediate	9,695	1,836	1,701
High Yield Bond	5,777	133	—

Each Institutional Class did not incur any expenses from Fiduciary Investors Services or High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of each Institutional Class on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2007.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule (12b-1) under the 1940 Act (the "R Plan"). The R Plan allows a fund to pay fees for the sale and distribution of Fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect. There were no carryover expenses as of February 28, 2007.

Under the R Plan, the Funds have a distribution agreement with Global Markets. For these services, Class R pays Global Markets 0.05% of the daily net asset value. For the six months ended February 28, 2007, the Bond Market Fund Class R paid $9.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 28, 2007 were as follows:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Advisory fees	$36,662	$118,265	$16,424	$10,292
Administration fees	7,141	15,116	4,197	2,982
Custodian fees	—	18,745	13,905	42
Distribution fees	—	3,913	10,567	2,786
Shareholder servicing fees	11,526	17,017	4,231	181
Transfer agent fees	6,019	19,594	6,016	6,827
Trustees' fees	2,231	3,403	3,089	2,104
	$63,579	$196,053	$58,429	$25,214

Beneficial Interest

As of February 28, 2007, the following table includes shareholders (four of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Yield Plus	2	43.8
Bond Market	1	53.2
Intermediate	4	58.3
High Yield Bond	1	10.6

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Yield Plus Fund	February 28, 2007	August 31, 2006	February 28, 2007	August 31, 2006
Proceeds from shares sold	8,331	22,609	$82,823	$224,899
Proceeds from reinvestment of distributions	583	769	5,798	7,650
Payments for shares redeemed	(13,521)	(19,028)	(134,403)	(189,286)
Total net increase (decrease)	(4,607)	4,350	$(45,782)	$43,263
Bond Market Fund
Institutional Class
Proceeds from shares sold	22,386	14,470	$219,255	$141,638
Proceeds from reinvestment of distributions	675	1,170	6,612	11,475
Payments for shares redeemed	(5,140)	(6,207)	(50,440)	(60,622)
	17,921	9,433	175,427	92,491
Class R
Proceeds from shares sold	—	1	1	10
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	—	—	—	(1)
	—	1	1	9
Total net increase (decrease)	17,921	9,434	$175,428	$92,500

Notes to Financial Statements
60

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Intermediate Fund	February 28, 2007	August 31, 2006	February 28, 2007	August 31, 2006
Proceeds from shares sold	791	2,433	$7,616	$23,463
Proceeds from reinvestment of distributions	192	512	1,844	4,936
Payments for shares redeemed	(3,029)	(6,465)	(29,132)	(62,374)
Total net increase (decrease)	(2,046)	(3,520)	$(19,672)	$(33,975)
High Yield Bond Fund
Proceeds from shares sold	381	1,939	$3,221	$16,398
Proceeds from reinvestment of distributions	91	257	760	2,165
Payments for shares redeemed	(2,257)	(3,013)	(19,173)	(25,257)
Total net increase (decrease)	(1,785)	(817)	$(15,192)	$(6,694)

6.  Interfund Lending Program

The Investment Company has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Investment Company may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Investment Company will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the six months ended February 28, 2007, the Funds did not utilize the Interfund Lending Program.

7.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of February 28, 2007, there were no illiquid securities held by the Funds.

Notes to Financial Statements
61

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of February 28, 2007:

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Yield Plus Fund - 12.6%
Cairn Mezzanine ABS CDO PLC	08/11/06	1,500,000	100.00	1,500	1,497
Camber, PLC	05/25/06	770,000	100.00	7,700	768
Credit Suisse First Boston Mortgage Securities Corp.	09/15/03	126,705,000	0.85	1,083	1,552
GE Business Loan Trust	06/03/04	2,212,000	100.00	2,212	2,211
GE Business Loan Trust	08/22/06	7,375,000	100.42	7,405	7,377
Granite Master Issuer PLC	07/25/06	5,000,000	100.03	5,001	5,004
Montauk Point CDO, Ltd.	05/09/06	1,460,000	100.00	1,460	1,459
Morgan Stanley Capital I	09/17/03	35,946,000	2.30	826	1,018
Ocwen Advance Receivables Backed Notes	09/15/06	1,300,000	100.23	1,303	1,302
Stack, Ltd.	06/20/06	1,585,000	100.00	1,585	1,581
					23,769
Bond Market Fund - 1.5%
Abu Dhabi National Energy Co.	10/23/06	380,000	99.50	378	386
AES Panama SA	12/15/06	300,000	97.30	292	298
AXA Equitable Life Insurance Co.	10/17/96	115,000	104.08	120	132
Banco Mercantil del Norte SA	10/05/06	330,000	100.00	330	335
Bank of America Corp.	06/30/05	400,000	102.02	408	402
Bank of America Corp.	01/24/02	300,000	100.50	302	301
ConAgra Foods, Inc.	09/05/01	107,000	99.38	106	109
Corp. Nacional del Cobre de Chile	10/19/06	250,000	99.30	248	264
Gazprom International SA	10/25/06	239,000	104.81	250	252
Kaupthing Bank Hf	09/27/06	275,000	99.57	274	280
Korea National Housing Corp.	11/15/06	315,000	99.92	315	315
Lloyds TSB Group PLC	11/06/06	525,000	100.00	525	529
National Gas Co. of Trinidad & Tobago, Ltd.	01/17/06	250,000	96.57	241	243
Ocwen Advance Receivables Backed Notes	09/15/06	2,100,000	100.23	2,105	2,104
Ras Laffan Liquefied Natural Gas Co., Ltd. III	09/20/06	235,000	100.00	235	239
Russia Government International Bond	12/06/04	175,000	113.18	198	198
Tengizchevroil Finance Co.	08/25/06	250,000	99.29	248	246
Textron Financial Corp.	02/01/07	300,000	99.39	298	303
VTB Capital SA	10/27/06	950,000	100.00	950	951
					7,887
Intermediate Fund - 1.6%
Abu Dhabi National Energy Co.	10/23/06	125,000	99.50	124	127
Banco Mercantil del Norte SA	10/05/06	125,000	100.00	125	127
Bear Stearns Commercial Mortgage Securities	03/08/02	4,045,000	1.29	52	52
ConAgra Foods, Inc.	09/05/01	61,000	99.08	60	62
Kaupthing Bank Hf	09/27/06	125,000	99.57	124	127
Korea National Housing Corp.	11/15/06	90,000	99.92	90	90
Lloyds TSB Group PLC	11/06/06	105,000	100.00	105	106
Ras Laffan Liquefied Natural Gas Co., Ltd. III	09/20/06	105,000	100.00	105	107
Tengizchevroil Finance Co.	08/25/06	100,000	99.29	99	99
Textron Financial Corp.	02/01/07	75,000	99.39	75	76
VTB Capital SA	10/27/06	125,000	100.00	125	125
					1,098

Notes to Financial Statements
62

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
High Yield Bond Fund - 24.1%
American Railcar Industries, Inc.	02/23/07	400,000	100.00	400	409
Aramark Corp.	01/17/07	380,000	100.00	380	395
Basell AF SCA	01/04/06	360,000	100.46	362	380
CCM Merger, Inc.	07/14/05	300,000	97.23	292	300
Charter Communications Operating LLC	05/18/05	160,000	97.61	156	168
Digicel Group, Ltd.	02/22/07	400,000	100.00	400	391
Freescale Semiconductor, Inc.	11/16/06	300,000	100.00	300	306
Freescale Semiconductor, Inc.	02/07/07	200,000	101.99	204	203
Galaxy Entertainment Finance Co., Ltd.	12/07/05	275,000	105.48	290	300
Goodyear Tire & Rubber Co. (The)	11/16/06	80,000	100.00	80	85
Goodyear Tire & Rubber Co. (The)	11/16/06	80,000	99.08	79	81
HCA, Inc.	11/09/06	330,000	100.00	330	354
HCA, Inc.	11/09/06	230,000	100.00	230	245
Idearc, Inc.	11/01/06	160,000	100.00	160	164
Intelsat Bermuda, Ltd.	01/29/07	200,000	110.19	220	221
Invacare Corp.	02/07/07	300,000	98.64	296	305
ION Media Networks, Inc.	05/05/06	370,000	101.26	375	387
Mosaic Co. (The)	11/16/06	80,000	100.00	80	84
Mosaic Co. (The)	11/16/06	165,000	100.00	165	171
NXP BV/NXP Funding LLC	02/02/07	400,000	104.11	416	413
PGS Solutions, Inc.	02/07/07	400,000	100.00	400	412
Quebecor World, Inc.	01/24/07	400,000	106.20	425	423
RBS Global, Inc. and Rexnord Corp.	02/13/07	200,000	109.98	220	219
Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC	02/27/07	400,000	100.00	400	402
Sensata Technologies BV	04/21/06	285,000	100.91	288	286
Snoqualmie Entertainment Authority	01/23/07	240,000	100.00	240	248
Verso Paper Holdings LLC and Verson Paper, Inc.	01/18/07	300,000	106.21	319	322
Vitro SA de CV	01/25/07	440,000	99.36	437	449
Waterford Gaming LLC	06/06/03	545,000	100.47	548	576
Yankee Acquisition Corp.	02/01/07	200,000	100.00	200	205
					8,904

8.  Dividends

On March 1, 2007, the Funds declared the following dividends from net investment income payable on March 7, 2007 to shareholders on record March 2, 2007.

Funds	Net Investment Income
Bond Market Fund	$0.0361
Bond Market Fund - Class R	0.0452
Intermediate Fund	0.0354
High Yield Bond Fund	0.0176

Notes to Financial Statements
63

SSgA
Fixed Income Funds

Shareholder Requests for Additonal Information — February 28, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additonal Information
64

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2007 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 46 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 67 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26	Listed under Principal Occupations

William L. Marshall Age 64 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers
65

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 50 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 58 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers
66

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 61 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	Listed under Principal Occupations

Bruce D. Taber Age 63 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Henry W. Todd Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers
67

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 41 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, streetTRACKS Series Trust and streetTRACKS Index Shares Trust; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds (registered investment companies).

Ellen M. Needham Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment adviser); and • 2006 to present; Vice President (2000 to 2006, Principal), State Street Global Advisers.

Mark E. Swanson Age 43 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors; and • 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Assistant Secretary and US General Counsel, Frank Russell Company, Russell Investment Management Company, Russell Trust Company, Russell Fund Distributors Inc., Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services); Director, Secretary and U.S. General Counsel, Russell Real Estate Advisors Inc.; Secretary and U.S. General Counsel, Russell Institutional Services, Inc.; Russell Trust Company; A Street Investment Associates, Inc.; and Russell Corporate Ventures, Inc.

Disclosure of Information about Fund Trustees and Officers
68

SSgA
Fixed Income Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Secretary and Chief Legal Officer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Fund Management and Service Providers
1

FISAR-02/07 (48391)

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

Emerging Markets Fund — Select Class

International Stock Selection Fund

International Stock Selection Fund — Class R

International Growth Opportunities Fund

Semiannual Report

February 28, 2007

SSgA Funds

International Equity Funds

Semiannual Report

February 28, 2007 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.ssga.com. Investment in the Funds poses investment risks, including the loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA

Emerging Markets Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. From the period September 1, 2006 through January 2, 2007, redemption of shares of the Fund executed within 60 days of the date of purchase were subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

Effective for exchange and redemption transactions occurring after January 2, 2007, shares of the Emerging Markets Fund are no longer subject to a redemption fee.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,165.60	$1,018.65
Expenses Paid During Period *	$6.66	$6.21

* Expenses are equal to the Fund's expense ratio of 1.24% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Select Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,166.30	$1,019.69
Expenses Paid During Period *	$5.53	$5.16

* Expenses are equal to the Fund's expense ratio of 1.03% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Emerging Markets Fund
3

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SSgA
Emerging Markets Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 84.5%
Argentina - 0.6%
Banco Macro SA - ADR (Ñ)	261,962	8,815
BBVA Banco Frances SA - ADR (Ñ)	169,881	1,986
Telecom Argentina SA - ADR (Æ)(Ñ)	249,076	5,365
		16,166
Austria - 0.1%
Raiffeisen International Bank Holding AG	10,913	1,469
Bermuda - 0.9%
Credicorp, Ltd.	265,146	12,698
Dufry South America, Ltd. (Æ)	339,711	5,383
Nine Dragons Paper Holdings, Ltd.	2,492,000	5,167
		23,248
Brazil - 11.0%
All America Latina Logistica SA	920,260	10,567
American Banknote SA	233,526	2,114
Banco Bradesco SA - ADR (Ñ)	344,881	12,688
Brascan Residential Properties SA (Æ)	581,245	4,249
Cia Energetica de Minas Gerais - ADR (Æ)(Ñ)	173,289	8,344
Cia Vale do Rio Doce - ADR	2,091,612	62,754
CSU Cardsystem SA (Æ)	354,600	2,408
Cyrela Brazil Realty SA	522,000	4,849
Datasul SA (Æ)	336,806	3,407
EDP - Energias do Brasil SA	382,700	6,028
Equatorial Energia SA (Æ)	496,673	4,401
Gafisa SA	256,176	3,731
Gerdau SA - ADR (Ñ)	398,023	6,826
GVT Holding SA (Æ)	435,399	4,474
Klabin Segall SA (Æ)	671,050	5,206
Localiza Rent a Car SA	385,152	10,171
Lojas Renner SA	706,530	9,959
LPS Brasil Consultoria de Imoveis SA (Æ)	427,639	4,435
Medial Saude SA (Æ)	378,621	3,837
MMX Mineracao e Metalicos SA (Æ)	38,182	12,244
Odontoprev SA (Æ)	101,431	1,973
PDG Realty SA Empreendimentos e Participacoes (Æ)	1,430,669	9,142
Petroleo Brasileiro SA - ADR	787,405	65,842
Porto Seguro SA	239,523	7,907
Profarma Distribuidora de Produtos Farmaceuticos SA (Æ)	274,765	4,398
Rodobens Negocios Imobiliarios SA (Æ)	418,656	4,344
Santos-Brasil SA (Æ)	341,878	4,160

	Principal Amount ($) or Shares	Market Value $
Tecnisa SA (Æ)	981,744	5,255
Tele Norte Leste Participacoes SA	186,813	4,801
Terna Participacoes SA (Æ)	210,546	2,323
Tractebel Energia SA	460,400	3,745
Vivax SA (Æ)	239,200	5,121
		301,703
Cayman Islands - 0.9%
China Huiyuan Juice Group, Ltd. (Æ)	556,500	725
China Mengniu Dairy Co., Ltd.	3,682,000	10,109
Parkson Retail Group, Ltd. (Ñ)	627,500	3,791
Suntech Power Holdings Co., Ltd. - ADR (Æ)(Ñ)	32,000	1,160
Tencent Holdings, Ltd.	2,026,000	6,962
Xinao Gas Holdings, Ltd. (Ñ)	2,308,000	2,251
		24,998
China - 7.1%
Aluminum Corp. of China, Ltd. Class H (Ñ)	1,806,000	1,729
Angang Steel Co., Ltd. Class H	3,864,000	6,083
Anhui Expressway Co. Class H (Ñ)	3,888,000	3,434
Bank of China, Ltd. (Æ)(Ñ)	12,872,000	6,162
Bank of Communications Co., Ltd. Class H (Ñ)	4,372,000	4,404
China Coal Energy Co. (Æ)	1,855,000	1,731
China Communications Construction Co., Ltd. Class H (Æ)	704,824	871
China Construction Bank Corp. Class H (Ñ)	25,351,000	14,277
China Life Insurance Co., Ltd. Class H (Ñ)	8,438,000	22,626
China Petroleum & Chemical Corp. Class H (Ñ)	24,671,000	19,735
China Shenhua Energy Co., Ltd.	1,876,300	4,765
China Shipping Development Co., Ltd. Class H	5,010,000	6,938
China Telecom Corp., Ltd. Class H (Ñ)	8,318,000	3,854
Guangzhou R&F Properties Co., Ltd. (Ñ)	425,600	779
Guangzhou R&F Properties Co., Ltd.	2,566,400	4,697
Harbin Power Equipment Class H (Ñ)	3,920,000	4,922
Industrial & Commercial Bank of China (Æ)(Ñ)	40,435,000	22,306
Jiangxi Copper Co., Ltd. Class H (Ñ)	4,666,000	5,327
PetroChina Co., Ltd. Class H (Ñ)	26,502,000	30,901
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	3,628,500	16,464
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H (Æ)	424,321	267
Shenzhen Chiwan Wharf Holdings, Ltd. Class B	797,745	1,629

Emerging Markets Fund
5

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Sinopec Shanghai Petrochemical Co., Ltd. Class H (Ñ)	8,510,000	4,313
Zijin Mining Group Co., Ltd. Class H	5,092,000	3,441
ZTE Corp. Class H (Ñ)	259,700	1,253
		192,908
Egypt - 0.4%
El Sewedy Cables Holding Co. (Æ)	619,567	4,678
Orascom Construction Industries	27,291	1,380
Orascom Telecom Holding SAE	30,184	2,168
Orascom Telecom Holding SAE - GDR (l)	34,800	2,457
		10,683
Hong Kong - 3.6%
Beijing Enterprises Holdings, Ltd. (Ñ)	732,000	1,780
China Mobile, Ltd. (Ñ)	6,721,700	62,460
China Netcom Group Corp. Hong Kong, Ltd.	1,180,000	2,788
China Overseas Land & Investment, Ltd. (Æ)(Ñ)	9,216,000	9,295
China Resources Power Holdings Co.	4,124,000	5,806
Citic Pacific, Ltd.	619,000	2,080
CNOOC, Ltd. (Ñ)	14,306,500	11,536
Guangdong Investment, Ltd.	4,932,000	2,588
		98,333
Hungary - 1.6%
Magyar Telekom Telecommunications PLC	742,977	3,640
MOL Hungarian Oil and Gas PLC	116,537	12,536
OTP Bank Nyrt	560,105	23,978
Richter Gedeon Nyrt.	21,130	4,116
		44,270
India - 1.1%
Aditya Birla Nuvo, Ltd.	70,885	1,902
Bharat Heavy Electricals, Ltd.	25,670	1,265
Firstsource Solutions, Ltd. (Æ)	244,242	432
Housing Development Finance Corp.	23,465	799
ICICI Bank, Ltd.	112,835	2,114
ICICI Bank, Ltd. - ADR (Ñ)	18,400	705
Infosys Technologies, Ltd.	106,863	5,014
Larsen & Toubro, Ltd.	71,198	2,396
Oil & Natural Gas Corp., Ltd.	45,963	818
Punj Lloyd, Ltd.	68,749	1,221
Ranbaxy Laboratories, Ltd.	102,940	786
Reliance Communications, Ltd. (Æ)	315,811	2,907
Reliance Industries, Ltd.	88,200	2,694
Satyam Computer Services, Ltd. - ADR (Ñ)	80,702	1,740

	Principal Amount ($) or Shares	Market Value $
Sun TV, Ltd.	44,796	1,524
Suzlon Energy, Ltd.	118,863	2,798
Tata Consultancy Services, Ltd.	32,182	867
		29,982
Indonesia - 3.0%
Aneka Tambang Tbk PT	6,572,500	6,550
Astra International Tbk PT	8,428,620	12,969
Bank Central Asia Tbk PT	14,987,000	8,083
Bank Mandiri Persero Tbk PT	17,926,500	4,564
Bank Rakyat Indonesia	18,769,500	9,763
Berlian Laju Tanker Tbk PT	35,177,000	6,742
Indonesian Satellite Corp. Tbk PT	7,055,000	4,558
Telekomunikasi Indonesia Tbk PT	27,779,000	27,075
United Tractors Tbk PT	4,033,500	3,070
		83,374
Ireland - 0.1%
Dragon Oil PLC (Æ)	1,095,283	3,663
Israel - 0.8%
Elbit Systems, Ltd.	33,458	1,146
Israel Chemicals, Ltd.	261,857	1,609
Makhteshim-Agan Industries, Ltd.	187,757	1,124
Ormat Industries	105,279	1,250
Teva Pharmaceutical Industries, Ltd. - ADR	448,213	15,938
		21,067
Kazakhstan - 0.1%
Kazkommertsbank - GDR (Æ)(l)	197,362	3,947
Luxembourg - 1.0%
Evraz Group SA - GDR	41,755	1,382
Tenaris SA - ADR	430,100	19,531
Ternium SA - ADR (Æ)(Ñ)	260,436	7,006
		27,919
Mexico - 5.5%
America Movil SA de CV	7,151,500	15,656
America Movil SA de CV Series L - ADR	671,766	29,423
Cemex SAB de CV (Æ)	2,404,268	8,205
Cemex SAB de CV - ADR (Æ)(Ñ)	421,070	14,308
Controladora Comercial Mexicana SAB de CV	1,476,300	3,763
Corporacion GEO SAB de CV (Æ)	920,400	4,979
Empresas ICA SAB de CV (Æ)	1,141,000	4,075
Grupo Aeroportuario del Pacifico SA de CV - ADR (Ñ)	102,423	4,251
Grupo Famsa SA Class A (Æ)	962,600	4,311

Emerging Markets Fund
6

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Grupo Financiero Banorte SAB de CV Class O	2,124,775	8,300
Grupo Mexico SAB de CV	1,920,356	8,382
Grupo Modelo SA	863,900	4,445
Grupo Televisa SA - ADR	503,329	13,736
Telefonos de Mexico SA de CV Series L	423,456	12,297
Wal-Mart de Mexico SA de CV	3,869,150	14,958
		151,089
Netherlands - 0.1%
Plaza Centers NV (Æ)	611,450	2,300
Pakistan - 0.7%
MCB Bank, Ltd.	1,234,700	5,962
National Bank of Pakistan	1,777,360	7,880
Oil & Gas Development Co., Ltd.	1,584,800	3,115
Pakistan State Oil Co., Ltd.	579,500	3,393
		20,350
Philippines - 1.4%
Ayala Corp.	709,662	8,189
Ayala Land, Inc.	34,504,471	10,842
Filinvest Land, Inc. (Æ)	25,938,000	898
Philippine Long Distance Telephone Co. - ADR (Ñ)	363,088	17,791
		37,720
Poland - 1.7%
Bank Pekao SA	46,240	3,595
Bank Przemyslowo-Handlowy BPH	12,026	3,695
Bank Zachodni WBK SA	41,093	3,146
Getin Holding SA (Æ)	1,504,675	7,456
Globe Trade Centre SA (Æ)	313,132	4,980
Grupa Kety SA	24,839	1,555
KGHM Polska Miedz SA	131,816	4,003
Orbis SA	7,828	226
Polish Oil & Gas Co.	1,417,230	1,838
Polski Koncern Naftowy Orlen	258,834	3,836
Powszechna Kasa Oszczednosci Bank Polski SA	470,076	7,086
Telekomunikacja Polska SA	516,087	3,935
TVN SA (Æ)	282,885	2,491
		47,842
Russia - 10.4%
Chelyabinsk Zink Plant - GDR (Æ)(l)	125,204	1,863
Comstar United Telesystems - GDR	609,266	5,459
Kalina	48,820	2,304
LUKOIL - ADR	685,164	54,334
MMC Norilsk Nickel - ADR	150,031	26,631
Mobile Telesystems - ADR	114,868	5,893

	Principal Amount ($) or Shares	Market Value $
NovaTek OAO - GDR (l)	24,928	1,346
OAO Gazprom - ADR (Ñ)	2,375,047	96,712
OGK-3 OJSC (Æ)	26,766,428	3,988
Polyus Gold - ADR (Æ)(Ñ)	172,862	8,730
Priargunsky Industrial Mining and Chemical Union (Æ)	214	96
Sberbank RF	5,235	19,631
Sistema JSFC - GDR	103,967	2,968
Sistema-Hals - GDR (Æ)(l)	172,540	2,157
Surgutneftegaz OJSC - ADR	65,726	5,390
Surgutneftegaz OJSC - ADR (Ñ)	173,099	10,247
Unified Energy System	13,065,939	15,352
Vimpel-Communications - ADR (Æ)	160,442	12,909
Wimm-Bill-Dann Foods OJSC	39,111	2,073
Wimm-Bill-Dann Foods OJSC - ADR (Ñ)	93,881	6,196
		284,279
South Africa - 8.4%
African Bank Investments, Ltd.	1,047,346	3,998
Anglo Platinum, Ltd.	104,831	14,934
Aveng, Ltd.	1,217,521	6,652
Bidvest Group, Ltd.	356,731	6,957
Exxaro Resources, Ltd.	295,831	2,506
FirstRand, Ltd.	3,870,022	12,820
Foschini, Ltd.	542,369	4,885
Gold Fields, Ltd.	712,271	12,311
Harmony Gold Mining Co., Ltd. (Æ)	20,340	272
Impala Platinum Holdings, Ltd.	706,748	20,137
Investec, Ltd.	385,963	4,564
JD Group, Ltd.	382,356	4,802
Kumba Iron Ore, Ltd. (Æ)	325,040	5,732
Metropolitan Holdings, Ltd.	1,112,975	2,340
Mittal Steel South Africa, Ltd.	702,236	10,669
MTN Group, Ltd.	1,432,257	17,433
Murray & Roberts Holdings, Ltd.	1,178,061	8,734
Naspers, Ltd. Class N	447,639	10,618
Nedbank Group, Ltd.	298,004	5,554
Network Healthcare Holdings, Ltd. (Æ)	2,401,528	4,683
Remgro, Ltd.	223,629	5,319
Reunert, Ltd.	459,375	4,861
Sanlam, Ltd.	2,117,194	5,549
Sasol, Ltd.	561,360	18,091
Standard Bank Group, Ltd.	1,176,230	16,350
Steinhoff International Holdings, Ltd.	1,362,764	4,910
Telkom SA, Ltd.	379,334	8,552
Truworths International, Ltd.	995,028	4,679
		228,912
South Korea - 13.1%
Daegu Bank	250,550	4,270
Daelim Industrial Co.	86,869	7,426

Emerging Markets Fund
7

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Dongbu Insurance Co., Ltd.	169,260	4,610
GS Engineering & Construction Corp.	64,673	5,906
Hana Financial Group, Inc.	182,085	9,668
Hanjin Heavy Industries & Construction Co., Ltd.	126,040	3,948
Hynix Semiconductor, Inc. (Æ)	149,540	4,947
Hyundai Department Store Co., Ltd.	83,817	7,521
Hyundai Development Co.	147,150	8,907
Hyundai Mipo Dockyard	70,123	11,393
Hyundai Mobis	89,415	7,406
Hyundai Motor Co.	170,777	12,513
Hyundai Steel Co.	74,400	2,623
Industrial Bank of Korea	115,300	2,290
Kookmin Bank	378,393	34,074
Korea Investment Holdings Co., Ltd.	175,890	8,779
Korea Kumho Petrochemical	90,340	2,561
Korea Zinc Co., Ltd.	17,120	1,669
Korean Air Lines Co., Ltd.	128,998	4,582
KT&G Corp.	200,890	12,138
LG Chem, Ltd.	88,360	4,082
LG Telecom, Ltd. (Æ)	218,846	2,661
LS Cable, Ltd.	108,700	3,948
NHN Corp. (Æ)	73,588	10,080
POSCO	101,315	37,978
Samsung Electronics Co., Ltd.	119,978	72,239
Samsung Engineering Co., Ltd.	48,750	2,661
Samsung Fire & Marine Insurance Co., Ltd.	18,883	3,329
Samsung Techwin Co., Ltd.	101,320	3,744
Shinhan Financial Group Co., Ltd.	334,910	18,885
Shinsegae Co., Ltd.	10,775	6,202
SK Corp.	211,150	17,938
SK Telecom Co., Ltd.	63,176	13,183
Woori Finance Holdings Co., Ltd.	182,790	4,629
		358,790
Sri Lanka - 0.3%
Dialog Telekom, Ltd.	34,792,821	8,875
Taiwan - 5.6%
Acer, Inc.	744,000	1,385
Asustek Computer, Inc.	1,630,215	4,245
AU Optronics Corp.	4,744,642	6,745
Catcher Technology Co., Ltd.	349,257	3,420
Cathay Financial Holding Co., Ltd.	4,733,057	10,104
China Steel Corp.	5,746,314	6,293
Chinatrust Financial Holding Co., Ltd.	2,200,785	1,750
Chunghwa Telecom Co., Ltd.	2,774,280	5,196
Compal Communications, Inc.	471,900	1,576
Delta Electronics, Inc.	1,694,369	5,403

	Principal Amount ($) or Shares	Market Value $
Far Eastern Textile Co., Ltd.	3,789,882	3,180
First Financial Holding Co., Ltd.	4,068,225	2,958
Formosa Chemicals & Fibre Corp.	2,623,543	5,016
Formosa Petrochemical Corp.	1,302,000	2,700
Formosa Taffeta Co., Ltd.	1,626,000	1,271
High Tech Computer Corp.	156,800	2,268
HON HAI Precision Industry Co., Ltd.	2,648,055	18,040
Inventec Co., Ltd.	2,066,480	1,600
Largan Precision Co., Ltd.	106,050	1,417
MediaTek, Inc.	619,190	6,772
Mega Financial Holding Co., Ltd.	7,154,000	4,755
Nan Ya Plastics Corp.	3,367,158	5,688
Polaris Securities Co., Ltd. (Æ)	3,072,776	1,419
Powerchip Semiconductor Corp.	1,774,891	1,138
Powertech Technology, Inc.	396,750	1,614
Siliconware Precision Industries Co.	3,088,536	5,440
Taishin Financial Holdings Co., Ltd. (Æ)	4,126,700	2,152
Taiwan Cement Corp.	3,543,613	2,942
Taiwan Fertilizer Co., Ltd.	647,000	1,170
Taiwan Semiconductor Manufacturing Co., Ltd.	12,731,732	25,211
Tripod Technology Corp.	1,108,224	4,691
United Microelectronics Corp.	4,486,846	2,674
Wistron Corp.	1,587,290	2,175
		152,408
Thailand - 2.0%
Advanced Info Service PCL	959,100	2,100
Bangkok Bank PCL	2,067,800	6,711
Banpu PCL	1,009,300	5,547
Kasikornbank PCL	3,103,400	5,837
Krung Thai Bank PCL	18,624,400	6,350
PTT Chemical PCL	1,880,954	4,312
PTT PCL	1,446,433	8,842
Siam Cement PCL	620,000	4,243
Thai Oil PCL	1,931,718	3,179
Total Access Communication PCL (Æ)	608,700	2,557
True Corp. PCL (Æ)	29,146,700	5,354
		55,032
Turkey - 1.5%
Akbank TAS	742,603	4,888
Akcansa Cimento AS	289,822	1,877
Anadolu Efes Biracilik Ve Malt Sanayii AS	63,153	1,955
Arcelik	185,368	1,253
Asya Katilim Bankasi AS (Æ)	711,123	3,271
BIM Birlesik Magazalar AS	32,845	1,871
Bolu Cimento Sanayii AS	242,054	490
Dogan Sirketler Grubu Holdings AS	275,156	446
Enka Insaat ve Sanayi AS	180,499	2,146

Emerging Markets Fund
8

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Eregli Demir ve Celik Fabrikalari TAS	69,622	571
Ford Otomotiv Sanayi AS	77,341	662
Haci Omer Sabanci Holding AS	802,085	3,236
Migros Turk TAS (Æ)	73,648	917
Tofas Turk Otomobil Fabrikasi AS	314,556	1,169
Tupras Turkiye Petrol Rafine	129,463	2,497
Turk Ekonomi Bankasi AS	25,009	356
Turk Hava Yollari (Æ)	112,493	597
Turkcell Iletisim Hizmet AS	399,901	2,023
Turkiye Garanti Bankasi AS	1,248,409	4,771
Turkiye Is Bankasi Class C	1,041,569	4,939
		39,935
United Kingdom - 0.2%
Anglo American PLC - ADR (Ñ)	212,000	5,007
United States - 1.3%
BMB Munai, Inc. (Æ)	437,800	2,145
Caspian Services, Inc. (Æ)	391,500	1,378
NII Holdings, Inc. (Æ)(Ñ)	60,100	4,258
Southern Copper Corp. (Ñ)	376,069	26,475
		34,256
Total Common Stocks (cost $1,506,513)		2,310,525
Preferred Stocks - 3.2%
Brazil - 2.1%
Banco Itau Holding Financeira SA	630,070	21,628
Bradespar SA	395,872	11,183
Eletropaulo Metropolitana de SA (Æ)	97,200,000	4,795
Investimentos Itau SA	1,122,642	6,030
Petroleo Brasileiro SA	106,300	2,149
Universo Online SA (Æ)	261,692	1,291
Usinas Siderurgicas de Minas Gerais SA	249,400	10,398
		57,474
Russia - 0.2%
Transneft OAO	2,446	5,332
South Korea - 0.9%
Hyundai Motor Co.	72,100	2,978
LG Electronics, Inc.	50,200	1,749
Samsung Electronics Co., Ltd.	40,876	18,882
		23,609
Total Preferred Stocks (cost $41,956)		86,415

	Principal Amount ($) or Shares	Market Value $
Warrants & Rights - 0.0%
Hong Kong - 0.0%
China Overseas Land & Investment, Ltd. 2007 Warrants (Æ)	883,750	397
Total Warrants & Rights (cost $0)		397
Short-Term Investments - 11.0%
Netherlands - 0.4%
ABN Amro Bank NV (Ê)(§) 5.420% due 05/11/07	12,000	12,004
United States - 10.6%
Skandinaviska Enskilda Banken (§) 5.315% due 10/23/07	86,400	86,400
SSgA Prime Money Market Fund	149,051,896	149,052
Unicredito Italiano SpA (§) 5.370% due 12/03/07	38,600	38,612
Wachovia Corp. (Ê)(§) 5.440% due 07/20/07	15,000	15,008
		289,072
Total Short-Term Investments (cost $301,067)		301,076
Other Securities - 8.2%
State Street Navigator Securities Prime Lending Portfolio (W)	224,154,757	224,155
Total Other Securities (cost $224,155)		224,155
Total Investments - 106.9% (identified cost $2,073,691)		2,922,568
Other Assets and Liabilities, Net - (6.9%)		(189,115)
Net Assets - 100.0%		2,733,453

See accompanying notes which are an integral part of the financial statements.
9

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Taiwan Index expiration date 03/07 (2,918)	93,172	825
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		825

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1,312	MXN	14,664	03/01/07	2
USD	51,253	MYR	177,797	05/22/07	(296)
USD	5,184	ZAR	37,400	03/01/07	(11)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(305)

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	10.1	274,919
Consumer Staples	2.2	61,454
Energy	13.6	371,625
Financials	22.3	608,873
Health Care	1.2	31,894
Industrials	5.4	148,202
Information Technology	8.1	220,861
Materials	15.5	422,903
Telecommunication Services	11.2	305,070
Utilities	2.8	76,151
Warrants & Rights	—	397
Short-Term Investments	6.4	176,064
Other Securities	8.2	224,155
Total Investments	106.9	2,922,568
Other Assets and Liabilities, Net	(6.9)	(189,115)
Net Assets	100.0	2,733,453
Geographic Diversification	% of Net Assets	Market Value $
Africa	8.4	228,912
Asia	38.8	1,061,778
Europe	17.1	469,013
Latin America	21.0	574,678
Middle East	1.3	35,697
United Kingdom	0.2	5,007
Other Regions	11.9	323,328
Other Securities	8.2	224,155
Total Investments	106.9	2,922,568
Other Assets and Liabilities, Net	(6.9)	(189,115)
Net Assets	100.0	2,733,453

See accompanying notes which are an integral part of the financial statements.
10

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands

Index Swap Contracts

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Brazil Free Gross Dividends Reinvested	Morgan Stanley	3,068	3 Month USD LIBOR- BBA minus 2.50%	07/05/07	78
MSCI Brazil Free Gross Dividends Reinvested	Citigroup	3,575	3 Month USD LIBOR- BBA minus 2.75%	07/06/07	40
MSCI Brazil Free Gross Dividends Reinvested	Morgan Stanley	2,448	3 Month USD LIBOR- BBA minus 2.25%	08/16/07	(151)
MSCI Brazil Free Gross Dividends Reinvested	Morgan Stanley	4,521	3 Month USD LIBOR- BBA minus 2.25%	08/31/07	214
MSCI Egypt Gross Dividends Reinvested	Morgan Stanley	7,550	3 Month USD LIBOR- BBA minus 3.50%	04/09/07	195
MSCI Egypt Gross Dividends Reinvested	Merrill Lynch	1,345	3 Month USD LIBOR- BBA minus 3.50%	10/16/07	81
MSCI Egypt Gross Dividends Reinvested	Merrill Lynch	3,363	3 Month USD LIBOR- BBA minus 3.50%	10/16/07	204
MSCI India Gross Dividends Reinvested	Morgan Stanley	7,446	3 Month USD LIBOR- BBA minus 3.00%	04/30/07	(696)
MSCI India Gross Dividends Reinvested	Morgan Stanley	12,305	3 Month USD LIBOR- BBA minus 3.25%	10/25/07	(1,073)
MSCI India Gross Dividends Reinvested	Morgan Stanley	7,491	3 Month USD LIBOR- BBA minus 3.25%	10/25/07	(675)
MSCI India Gross Dividends Reinvested	Morgan Stanley	10,344	3 Month USD LIBOR- BBA minus 2.25%	12/13/07	(58)
MSCI India Gross Dividends Reinvested	Merrill Lynch	5,200	3 Month USD LIBOR- BBA minus 2.50%	01/11/08	(256)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	2,669	3 Month USD LIBOR- BBA minus 2.75%	03/07/07	(3)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	6,228	3 Month USD LIBOR- BBA minus 3.25%	04/30/07	(92)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	3,310	3 Month USD LIBOR- BBA minus 3.25%	05/16/07	(290)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	3,000	3 Month USD LIBOR- BBA minus 2.25%	06/04/07	57
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	5,627	3 Month USD LIBOR- BBA minus 2.50%	10/02/07	(212)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	2,870	3 Month USD LIBOR- BBA minus 2.50%	10/16/07	(40)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	5,000	1 Month USD LIBOR- BBA minus 2.00%	02/18/08	(440)
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	2,967	3 Month USD LIBOR- BBA minus 3.00%	06/01/07	62
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	3,421	3 Month USD LIBOR- BBA minus 2.75%	07/03/07	(136)
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	4,732	3 Month USD LIBOR- BBA minus 2.75%	07/25/07	(135)
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	4,607	3 Month USD LIBOR- BBA minus 2.75%	07/26/07	(126)

See accompanying notes which are an integral part of the financial statements.
11

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands

Index Swap Contracts, continued

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	2,862	3 Month USD LIBOR- BBA minus 2.75%	07/27/07	(44)
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	6,783	3 Month USD LIBOR- BBA minus 2.75%	09/21/07	36
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	5,674	3 Month USD LIBOR- BBA minus 2.50%	10/15/07	(80)
MSCI Mexico Total Return Index	Merrill Lynch	8,368	3 Month USD LIBOR- BBA minus 1.50%	11/12/07	(531)
MSCI Morocco Gross Dividends Reinvested	Morgan Stanley	1,253	3 Month USD LIBOR- BBA minus 3.50%	03/07/07	127
MSCI Poland Gross Dividends Reinvested	Merrill Lynch	1,789	3 Month USD LIBOR- BBA minus 2.50%	01/11/08	90
MSCI Taiwan Index Price Return Index	Citigroup Global Markets Limited	17,650	3 Month USD LIBOR- BBA minus 1.00%	05/30/07	133
MSCI Turkey Free Gross Dividends Reinvested	Morgan Stanley	2,500	3 Month USD LIBOR- BBA minus 2.25%	01/22/08	29
Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts					(3,692)

See accompanying notes which are an integral part of the financial statements.
12

SSgA
Emerging Markets Fund

Presentation of Portfolio Holdings — February 28, 2007 (Unaudited)

Categories	% of Net Assets
Argentina	0.6
Austria	0.1
Bermuda	0.9
Brazil	11.0
Cayman Islands	0.9
China	7.1
Egypt	0.4
Hong Kong	3.6
Hungary	1.6
India	1.1
Indonesia	3.0
Ireland	0.1
Israel	0.8
Kazakhstan	0.1
Luxembourg	1.0
Mexico	5.5
Netherlands	0.1
Pakistan	0.7
Philippines	1.4
Poland	1.7
Russia	10.4
South Africa	8.4
South Korea	13.1
Sri Lanka	0.3
Taiwan	5.6
Thailand	2.0
Turkey	1.5
United Kingdom	0.2
United States	1.3
Preferred Stock	3.2
Warrants & Rights	—	*
Short-Term Investments	11.0
Other Securities	8.2
Total Investments	106.9
Other Assets and Liabilities, Net	(6.9)
	100.0
Futures Contracts	—	*
Foreign Currency Exchange Contracts	(—	)*
Index Swap Contracts	(0.1)

See accompanying notes which are an integral part of the financial statements.
13

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SSgA

International Stock Selection Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. From the period September 1, 2006 through January 2, 2007, redemption of shares of the Fund executed within 60 days of the date of purchase were subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares of the International Stock Selection Fund are no longer subject to a redemption fee.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,127.60	$1,019.84
Expenses Paid During Period *	$5.28	$5.01

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,124.10	$1,017.16
Expenses Paid During Period *	$8.11	$7.70

* Expenses are equal to the Fund's expense ratio of 1.54% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

International Stock Selection Fund
15

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SSgA
International Stock Selection Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 94.6%
Australia - 5.2%
Ansell, Ltd. (Ñ)	792,998	7,279
Aristocrat Leisure, Ltd. (Ñ)	739,458	9,788
Centro Properties Group (Ñ)	994,323	8,132
Commonwealth Bank of Australia (Ñ)	521,355	20,522
Commonwealth Property Office Fund (Ñ)	11,513,813	12,519
CSL, Ltd. (Ñ)	351,154	21,484
GPT Group (Ñ)	1,361,389	5,417
Rio Tinto, Ltd. (Ñ)	375,977	22,395
		107,536
Belgium - 1.5%
Fortis	697,210	30,005
Cayman Islands - 1.3%
Foxconn International Holdings, Ltd. (Æ)(Ñ)	836,000	2,210
Kingboard Chemical Holdings, Ltd.	1,788,500	7,508
Tencent Holdings, Ltd.	4,834,000	16,612
		26,330
Denmark - 0.9%
Danske Bank A/S (Ñ)	404,000	18,689
France - 8.5%
AXA SA (Ñ)	560,509	23,855
BNP Paribas (Ñ)	315,511	32,960
Bouygues SA (Ñ)	343,460	23,953
Business Objects SA (Æ)	204,352	7,461
Capital Gemini SA	65,349	4,570
Societe Generale (Ñ)	226,898	38,236
Total SA	652,556	44,059
		175,094
Germany - 9.6%
BASF AG	153,677	15,629
DaimlerChrysler AG	119,845	8,153
Deutsche Bank AG	315,952	41,498
E.ON AG (Ñ)	226,946	29,775
MAN AG (Ñ)	298,360	32,072
Salzgitter AG	98,651	12,189
ThyssenKrupp AG (Ñ)	668,315	32,768
Volkswagen AG (Ñ)	212,646	26,829
		198,913
Ireland - 1.5%
C&C Group PLC	2,258,776	31,386

	Principal Amount ($) or Shares	Market Value $
Italy - 2.8%
Enel SpA (Ñ)	1,700,804	17,797
ENI SpA (Ñ)	1,312,799	40,253
		58,050
Japan - 25.1%
Amada Co., Ltd. (Ñ)	1,985,000	22,514
Asahi Breweries, Ltd.	948,500	15,540
Brother Industries, Ltd.	504,000	6,640
Central Japan Railway Co.	1,732	20,771
Chubu Electric Power Co., Inc. (Ñ)	805,900	27,156
Dentsu, Inc. (Ñ)	5,696	15,874
Fujitsu, Ltd. (Ñ)	3,690,000	25,616
Honda Motor Co., Ltd.	760,800	28,399
Isetan Co., Ltd. (Ñ)	579,400	10,569
Itochu Corp.	1,730,000	16,670
JFE Holdings, Inc. (Ñ)	528,400	32,531
Kobe Steel, Ltd.	6,122,000	24,610
Makita Corp.	355,400	13,056
Mitsubishi Corp.	1,330,200	31,005
Mitsubishi Electric Corp.	1,257,000	12,580
Mitsubishi UFJ Financial Group, Inc.	2,782	34,302
Mitsui Mining & Smelting Co., Ltd.	2,902,000	16,396
Mitsui OSK Lines, Ltd. (Ñ)	1,723,000	19,469
Nomura Holdings, Inc. (Ñ)	571,200	12,422
NTT Data Corp. (Ñ)	3,786	19,184
Sega Sammy Holdings, Inc. (Ñ)	433,600	10,857
Suzuken Co., Ltd. (Ñ)	233,600	8,365
Takeda Pharmaceutical Co., Ltd.	322,100	22,143
Tokyo Electron, Ltd. (Ñ)	333,700	24,236
Toyo Suisan Kaisha, Ltd. (Ñ)	564,000	10,360
Toyota Motor Corp.	414,600	28,081
UNY Co., Ltd.	676,000	9,426
		518,772
Netherlands - 4.6%
Aegon NV	735,437	14,550
Arcelor Mittal (Ñ)	265,199	13,445
ING Groep NV	571,959	24,425
Royal KPN NV	2,814,375	43,427
		95,847
Spain - 3.5%
Banco Bilbao Vizcaya Argentaria SA (Ñ)	328,062	8,001
Banco Santander Central Hispano SA	2,496,388	46,284
Endesa SA (Ñ)	360,536	18,345
		72,630

International Stock Selection Fund
17

SSgA
International Stock Selection Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Sweden - 3.8%
Electrolux AB (Ñ)	627,200	14,079
Nordea Bank AB	2,000,015	30,427
Volvo AB Class B	430,650	33,189
		77,695
Switzerland - 6.7%
Actelion, Ltd. (Æ)	105,620	23,051
Baloise Holding AG	202,457	20,664
Compagnie Financiere Richemont SA Class A	195,715	10,807
Credit Suisse Group	292,130	20,254
Georg Fischer AG (Æ)	8,421	5,459
Roche Holding AG	115,075	20,526
Swiss Reinsurance (Ñ)	176,341	15,047
Zurich Financial Services AG	79,530	22,773
		138,581
United Kingdom - 19.6%
Alliance Boots PLC	1,780,334	27,608
AstraZeneca PLC	452,332	25,445
BP PLC	3,157,709	32,376
British Airways PLC (Æ)	3,176,406	33,472
BT Group PLC	5,428,918	31,536
Daily Mail & General Trust Class A	314,630	4,783
Gallaher Group PLC	1,297,471	28,721
GlaxoSmithKline PLC	933,534	26,220
HBOS PLC	1,671,332	35,486
HSBC Holdings PLC	1,050,698	18,388
Imperial Tobacco Group PLC	488,922	20,359
Marks & Spencer Group PLC	2,858,895	37,903
Michael Page International PLC	1,690,451	15,954
Reckitt Benckiser PLC	137,002	6,900
Royal Bank of Scotland Group PLC	646,232	25,500
Royal Dutch Shell PLC Class A (Ñ)	548,090	17,850
Vodafone Group PLC	6,159,908	17,120
		405,621
Total Common Stocks (cost $1,712,996)		1,955,149
Preferred Stocks - 0.7%
Germany - 0.7%
ProSiebenSat.1 Media AG	416,933	14,141
Total Preferred Stocks (cost $10,614)		14,141

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 3.1%
United States - 3.1%
SSgA Prime Money Market Fund	63,064,667	63,065
Total Short-Term Investments (cost $63,065)		63,065
Other Securities - 18.1%
State Street Navigator Securities Prime Lending Portfolio (W)	375,218,866	375,219
Total Other Securities (cost $375,219)		375,219
Total Investments - 116.5% (identified cost $2,161,894)		2,407,574
Other Assets and Liabilities, Net - (16.5%)		(340,190)
Net Assets - 100.0%		2,067,384

See accompanying notes which are an integral part of the financial statements.
18

SSgA
International Stock Selection Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Pan Euro Index (EMU) expiration date 03/07 (1,386)	44,292	(1,968)
TOPIX Index (Japan) expiration date 03/07 (89)	13,119	(251)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		(2,219)

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	24,685	EUR	18,704	03/30/07	99
USD	39,236	GBP	20,000	03/02/07	47
USD	12,014	GBP	6,116	03/30/07	(1)
USD	10,323	JPY	1,243,736	03/30/07	221
NOK	75,880	AUD	15,680	03/02/07	(19)
NOK	75,880	AUD	15,680	03/02/07	—
NOK	50,336	CHF	10,000	03/02/07	(6)
NOK	50,336	CHF	10,000	03/02/07	3
NOK	48,958	JPY	944,889	03/02/07	(28)
NOK	48,958	JPY	944,889	03/02/07	25
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					341

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	13.0	268,337
Consumer Staples	7.4	153,930
Energy	6.5	134,538
Financials	27.2	560,356
Health Care	7.1	147,234
Industrials	11.4	235,100
Information Technology	4.8	99,889
Materials	8.9	184,750
Telecommunication Services	4.5	92,083
Utilities	4.5	93,073
Short-Term Investments	3.1	63,065
Other Securities	18.1	375,219
Total Investments	116.5	2,407,574
Other Assets and Liabilities, Net	(16.5)	(340,190)
Net Assets	100.0	2,067,384
Geographic Diversification	% of Net Assets	Market Value $
Asia	5.2	107,536
Europe	44.1	911,031
Japan	25.1	518,772
Latin America	1.3	26,330
United Kingdom	19.6	405,621
Other Regions	3.1	63,065
Other Securities	18.1	375,219
Total Investments	116.5	2,407,574
Other Assets and Liabilities, Net	(16.5)	(340,190)
Net Assets	100.0	2,067,384

See accompanying notes which are an integral part of the financial statements.
19

SSgA
International Stock Selection Fund

Presentation of Portfolio Holdings — February 28, 2007 (Unaudited)

Categories	% of Net Assets
Australia	5.2
Belgium	1.5
Cayman Islands	1.3
Denmark	0.9
France	8.5
Germany	9.6
Ireland	1.5
Italy	2.8
Japan	25.1
Netherlands	4.6
Spain	3.5
Sweden	3.8
Switzerland	6.7
United Kingdom	19.6
Preferred Stock	0.7
Short-Term Investments	3.1
Other Securities	18.1
Total Investments	116.5
Other Assets and Liabilities, Net	(16.5)
100.0
Futures Contracts	(0.1)
Foreign Currency Exchange Contracts	— *

See accompanying notes which are an integral part of the financial statements.
20

SSgA

International Growth Opportunities Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. From the period September 1, 2006 through January 2, 2007, redemption of shares of the Fund executed within 60 days of the date of purchase were subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares of the International Growth Opportunities Fund are no longer subject to a redemption fee.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,099.40	$1,019.34
Expenses Paid During Period *	$5.73	$5.51

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

International Growth Opportunities Fund
21

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SSgA
International Growth Opportunities Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.1%
Finland - 4.9%
Fortum OYJ	39,718	1,096
Kone OYJ Class B	14,546	833
		1,929
France - 16.2%
Air Liquide SA	4,106	942
Alcatel-Lucent	29,609	378
L'Oreal SA (Ñ)	5,550	581
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	7,055	782
Pernod-Ricard SA (Ñ)	4,540	937
Sanofi-Aventis	13,383	1,138
Total SA (Ñ)	23,106	1,560
		6,318
Germany - 6.5%
Allianz SE	4,254	916
Commerzbank AG	16,146	667
Fresenius Medical Care AG & Co. KGaA	3,795	537
Merck KGaA	3,382	421
		2,541
Ireland - 1.9%
Anglo Irish Bank Corp. PLC	34,240	727
Italy - 7.1%
Luxottica Group SpA	26,284	826
Mediolanum SpA (Ñ)	98,278	819
UniCredito Italiano SpA	119,825	1,111
		2,756
Japan - 27.8%
Aozora Bank, Ltd. New (Æ)	153,000	587
Eisai Co., Ltd.	15,500	789
Honda Motor Co., Ltd.	19,300	720
Hoya Corp.	16,100	558
Kawasaki Heavy Industries, Ltd. (Ñ)	200,000	816
Komatsu, Ltd.	28,000	623
Matsui Securities Co., Ltd.	48,300	492
Millea Holdings, Inc.	19,000	711
Mizuho Financial Group, Inc. (Ñ)	168	1,178
Nippon Building Fund, Inc. Class A (ö)(Ñ)	35	508
Nippon Electric Glass Co., Ltd.	22,000	538
NSK, Ltd.	70,000	610
Shiseido Co., Ltd. (Ñ)	27,000	572
Sojitz Corp. (Æ)	137,200	612
Tokyo Seimitsu Co., Ltd. (Ñ)	6,900	260

	Principal Amount ($) or Shares	Market Value $
TOTO, Ltd. (Ñ)	59,000	624
UNY Co., Ltd. (Ñ)	33,000	460
Yahoo! Japan Corp. (Ñ)	475	180
		10,838
Netherland Antilles - 2.7%
Schlumberger, Ltd.	16,630	1,044
Netherlands - 1.4%
Royal Numico NV (Ñ)	10,579	546
Norway - 3.5%
Statoil ASA (Ñ)	37,700	962
Telenor ASA	22,100	409
		1,371
Singapore - 1.5%
DBS Group Holdings, Ltd.	41,000	577
South Korea - 1.2%
Samsung Electronics Co., Ltd. - GDR	2,108	485
Spain - 2.4%
Telefonica SA	44,233	954
Switzerland - 10.7%
ABB, Ltd.	50,374	845
Credit Suisse Group	12,178	845
Nestle SA	2,708	1,009
Nobel Biocare Holding AG	1,230	408
Roche Holding AG	5,887	1,050
		4,157
Taiwan - 1.2%
Fubon Financial Holding Co., Ltd. - GDR (l)	48,600	448
United Kingdom - 9.1%
HSBC Holdings PLC	78,955	1,382
Intercontinental Hotels Group PLC	16,197	382
Rio Tinto PLC	15,638	840
Rolls-Royce Group PLC	99,063	956
		3,560
Total Common Stocks (cost $29,428)		38,251

International Growth Opportunities Fund
23

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 1.8%
United States - 1.8%
SSgA Prime Money Market Fund	688,391	688
Total Short-Term Investments (cost $688)		688
Other Securities - 21.0%
State Street Navigator Securities Prime Lending Portfolio (W)	8,183,909	8,184
Total Other Securities (cost $8,184)		8,184
Total Investments - 120.9% (identified cost $38,300)		47,123
Other Assets and Liabilities, Net - (20.9%)		(8,134)
Net Assets - 100.0%		38,989

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	8.5	3,334
Consumer Staples	10.5	4,105
Energy	9.2	3,566
Financials	28.2	10,968
Health Care	11.1	4,343
Industrials	13.6	5,295
Information Technology	6.2	2,399
Materials	4.6	1,782
Telecommunication Services	3.4	1,363
Utilities	2.8	1,096
Short-Term Investments	1.8	688
Other Securities	21.0	8,184
Total Investments	120.9	47,123
Other Assets and Liabilities, Net	(20.9)	(8,134)
Net Assets	100.0	38,989
Geographic Diversification	% of Net Assets	Market Value $
Asia	3.9	1,510
Europe	57.3	22,343
Japan	27.8	10,838
United Kingdom	9.1	3,560
Other Regions	1.8	688
Other Securities	21.0	8,184
Total Investments	120.9	47,123
Other Assets and Liabilities, Net	(20.9)	(8,134)
Net Assets	100.0	38,989

See accompanying notes which are an integral part of the financial statements.
24

SSgA
International Growth Opportunities Fund

Presentation of Portfolio Holdings — February 28, 2007 (Unaudited)

Categories	% of Net Assets
Finland	4.9
France	16.2
Germany	6.5
Ireland	1.9
Italy	7.1
Japan	27.8
Netherland Antilles	2.7
Netherlands	1.4
Norway	3.5
Singapore	1.5
South Korea	1.2
Spain	2.4
Switzerland	10.7
Taiwan	1.2
United Kingdom	9.1
Short-Term Investments	1.8
Other Securities	21.0
Total Investments	120.9
Other Assets and Liabilities, Net	(20.9)
100.0

See accompanying notes which are an integral part of the financial statements.
25

SSgA

International Equity Funds

Notes to Schedules of Investments — February 28, 2007 (Unaudited)

Footnotes

(Æ)  Nonincome-producing security.

(Ê)  Adjustable or floating rate security.

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(W)  Affiliate; The security is purchased with the cash collateral from the securities loaned.

(ß)  Illiquid security.

±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CVO - Contingent Value Obligation

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

ITL - Italian lira

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

NOK - Norwegian krone

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments
26

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SSgA
International Equity Funds

Statement of Assets and Liabilities — February 28, 2007 (Unaudited)

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Assets
Investments, at identified cost	$2,073,691	$2,161,894	$38,300
Investments, at market*	2,922,568	2,407,574	47,123
Cash	570	242	—
Cash (restricted)	15,357	6,874	—
Foreign currency holdings**	8,563	1,886	32
Unrealized appreciation on foreign currency exchange contracts	2	395	—
Receivables:
Dividends and interest	8,858	2,058	39
Investments sold	17,817	155,591	—
Fund shares sold	12,692	26,321	35
Foreign taxes recoverable	2	36	1
From Adviser	—	341	20
Deferred margin	13,774	—	—
Prepaid expenses	25	150	4
Unrealized appreciation on index swap contracts	1,346	—	—
Total assets	3,001,574	2,601,468	47,254
Liabilities
Payables:
Investments purchased	28,933	149,402	—
Fund shares redeemed	5,794	6,812	5
Accrued fees to affiliates	2,486	1,355	57
Other accrued expenses	16	16	19
Daily variation margin on futures contracts	—	1,226	—
Deferred tax liability	1,392	—	—
Unrealized depreciation on foreign currency exchange contracts	307	54	—
Payable upon return of securities loaned	224,155	375,219	8,184
Unrealized depreciation on index swap contracts	5,038	—	—
Total liabilities	268,121	534,084	8,265
Net Assets	$2,733,453	$2,067,384	$38,989
Net Assets Consist of:
Undistributed (overdistributed) net investment income	(6,650)	405	(557)
Accumulated net realized gain (loss)	57,114	35,441	(31,195)
Unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	847,485	245,680	8,823
Futures contracts	825	(2,219)	—
Index swap contracts	(3,692)	—	—
Foreign currency-related transactions	(460)	282	—
Shares of beneficial interest	118	148	3
Additional paid-in capital	1,838,713	1,787,647	61,915
Net Assets	$2,733,453	$2,067,384	$38,989

See accompanying notes which are an integral part of the financial statements.
28

SSgA
International Equity Funds

Statement of Assets and Liabilities, continued — February 28, 2007 (Unaudited)

	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$23.09	$13.93	$13.32
Net assets	$1,869,128,659	$2,066,665,987	$38,989,010
Shares outstanding ($.001 par value)	80,962,454	148,388,548	2,927,734
Net asset value per share: Class R***	—	$13.86	—
Net assets	—	$718,363	—
Shares outstanding ($.001 par value)	—	51,826	—
Net asset value per share: Select Class***	$23.08	—	—
Net assets	$864,323,884	—	—
Shares outstanding ($.001 par value)	37,443,055	—	—
Amounts in thousands
* Securities on loan included in investments	$212,121	$356,414	$7,687
** Foreign currency holdings - cost	$8,671	$1,888	$32

***  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.
29

SSgA
International Equity Funds

Statement of Operations — For the Period Ended February 28, 2007 (Unaudited)

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Investment Income
Dividends	$18,197	$10,951	$295
Dividends from affiliated money market fund	4,082	1,556	10
Interest	1,793	549	—
Securities lending income	493	545	17
Less foreign taxes withheld	(1,942)	(1,084)	(26)
Total investment income	22,623	12,517	296
Expenses
Advisory fees	8,564	5,462	182
Administrative fees	688	432	29
Custodian fees	1,878	670	61
Distribution fees	983	1,043	32
Distribution fees - Class R	—	1	—
Transfer agent fees	222	98	17
Professional fees	41	30	20
Registration fees	28	30	9
Shareholder servicing fees - Institutional Class	855	228	8
Shareholder servicing fees - Select Class	88	—	—
Trustees' fees	37	22	7
Insurance fees	7	1	—
Printing fees	47	10	3
Miscellaneous	6	3	1
Expenses before reductions	13,444	8,030	369
Expense reductions	(41)	(748)	(103)
Net expenses	13,403	7,282	266
Net investment income (loss)	9,220	5,235	30
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Emerging Markets Fund - net of foreign capital gains taxes)	39,912	30,807	10,019
Futures contracts	7,178	4,795	—
Index swap contracts	28,267	—	—
Foreign currency-related transactions	761	(84)	58
Net realized gain (loss)	76,118	35,518	10,077
Net change in unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	257,337	129,638	(5,080)
Futures contracts	(69)	(2,226)	—
Index swap contracts	(9,804)	—	—
Foreign currency-related transactions	(257)	298	—
Net change in unrealized appreciation (depreciation)	247,207	127,710	(5,080)
Net realized and unrealized gain (loss)	323,325	163,228	4,997
Net Increase (Decrease) in Net Assets from Operations	$332,545	$168,463	$5,027

See accompanying notes which are an integral part of the financial statements.
30

SSgA
International Equity Funds

Statement of Changes in Net Assets

	Emerging Markets Fund		International Stock Selection Fund		International Growth Opportunities Fund
Amounts in thousands	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,220	$21,664	$5,235	$12,302	$30	$783
Net realized gain (loss)	76,118	100,859	35,518	38,565	10,077	5,553
Net change in unrealized appreciation (depreciation)	247,207	261,733	127,710	79,260	(5,080)	3,731
Net increase (decrease) in net assets from operations	332,545	384,256	168,463	130,127	5,027	10,067
Distributions
From net investment income	(32,541)	(32,176)	(18,443)	(4,247)	(1,287)	(687)
Class R	—	—	(3)	(1)	—	—
From net realized gain	(105,485)	(73,515)	(32,897)	(9,566)	—	—
Class R	—	—	(10)	(4)	—	—
Net decrease in net assets from distributions	(138,026)	(105,691)	(51,353)	(13,818)	(1,287)	(687)
Share Transactions
Net increase (decrease) in net assets from share transactions	634,147	490,003	935,351	629,494	(20,248)	(8,334)
Redemption Fees	111	1,381	53	84	1	13
Total Net Increase (Decrease) in Net Assets	828,777	769,949	1,052,514	745,887	(16,507)	1,059
Net Assets
Beginning of period	1,904,676	1,134,727	1,014,870	268,983	55,496	54,437
End of period	$2,733,453	$1,904,676	$2,067,384	$1,014,870	$38,989	$55,496
Undistributed (overdistributed) net investment income included in net assets	$(6,650)	$16,671	$405	$13,616	$(557)	$700

Statement of Changes in Net Assets
31

SSgA
International Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions	$ Redemption Fees added to Additional Paid-in Capital		$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, end of period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(c)(d)		% Portfolio turnover rate(b)
Emerging Markets Fund
Institutional Class
February 28, 2007*	21.18	.08		3.27	3.35	(.33)	(1.11)	(1.44)	—	(f)	23.09	16.56	1,869,129	1.24	1.24	.74		16.96
August 31, 2006	17.47	.26		5.00	5.26	(.48)	(1.09)	(1.57)	.02		21.18	33.09	1,358,140	1.25	1.28	1.29		36.89
August 31, 2005	12.72	.26		5.09	5.35	(.19)	(.41)	(.60)	—	(f)	17.47	43.83	1,134,727	1.25	1.31	1.64		52.61
August 31, 2004	10.80	.18		2.00	2.18	(.26)	—	(.26)	—	(f)	12.72	20.38	697,893	1.25	1.40	1.44		64.36
August 31, 2003	8.68	.14		2.01	2.15	(.03)	—	(.03)	—	(f)	10.80	24.95	514,069	1.25	1.35	1.59		88.02
August 31, 2002	8.31	.09		.27	.36	—	—	—	.01		8.68	4.45	382,343	1.25	1.44	.98		92.10
Select Class
February 28, 2007*	21.20	.10		3.27	3.37	(.38)	(1.11)	(1.49)	—	(f)	23.08	16.63	864,324	1.03	1.03	.95		16.96
August 31, 2006 (1)	21.48	.20		(.48)	(.28)	—	—	—	—	(f)	21.20	(1.30)	546,536	1.06	1.12	2.01		36.89
International Stock Selection Fund
Institutional Class
February 28, 2007*	12.88	.05		1.55	1.60	(.19)	(.36)	(.55)	—	(f)	13.93	12.76	2,066,666	1.00	1.10	.72		28.94
August 31, 2006	10.54	.26		2.56	2.82	(.15)	(.33)	(.48)	—	(f)	12.88	27.98	1,014,605	1.00	1.20	2.21		60.43
August 31, 2005	8.51	.17		2.05	2.22	(.19)	—	(.19)	—	(f)	10.54	26.53	268,878	1.00	1.24	1.78		59.41
August 31, 2004	6.97	.12		1.55	1.67	(.13)	—	(.13)	—	(f)	8.51	24.19	124,521	1.00	1.24	1.50		78.44
August 31, 2003	6.32	.10		.62	.72	(.07)	—	(.07)	—	(f)	6.97	11.55	99,884	1.00	1.28	1.65		70.08
August 31, 2002	7.42	.08		(1.14)	(1.06)	(.04)	—	(.04)	—	(f)	6.32	(14.32)	71,135	1.00	1.31	1.20		49.55
Class R
February 28, 2007*	12.80	.01		1.54	1.55	(.14)	(.35)	(.49)	—	(f)	13.86	12.41	718	1.54	1.64	.20		28.94
August 31, 2006	10.47	.21		2.53	2.74	(.08)	(.33)	(.41)	—	(f)	12.80	27.28	265	1.49	1.69	1.77		60.43
August 31, 2005	8.51	—	(f)	2.15	2.15	(.19)	—	(.19)	—	(f)	10.47	25.76	105	1.58	1.82	—	(e)	59.41
August 31, 2004 (2)	8.08	.05		.38	.43	—	—	—	—	(f)	8.51	5.32	11	.91	1.34	1.84		78.44
International Growth Opportunities Fund
February 28, 2007*	12.40	.01		1.20	1.21	(.29)	—	(.29)	—	(f)	13.32	9.94	38,989	1.10	1.53	.12		36.01
August 31, 2006	10.43	.17		1.95	2.12	(.15)	—	(.15)	—	(f)	12.40	20.69	55,496	1.10	1.43	1.46		52.41
August 31, 2005	8.51	.09		1.98	2.07	(.15)	—	(.15)	—	(f)	10.43	24.72	54,437	1.10	1.49	.95		82.02
August 31, 2004	7.76	.07		.78	.85	(.11)	—	(.11)	.01		8.51	11.17	59,417	1.10	1.43	.83		58.46
August 31, 2003	7.30	.06		.44	.50	(.04)	—	(.04)	—	(f)	7.76	6.86	75,389	1.10	1.47	.92		48.92
August 31, 2002	9.15	.04		(1.86)	(1.82)	(.04)	—	(.04)	.01		7.30	(19.84)	95,761	1.10	1.25	.46		55.35

* For the six months ended February 28, 2007 (Unaudited).
(1) For the period March 2, 2006 (commencement of sale) to August 31, 2006.
(2) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(d) The ratios for periods less than one year are annualized.
(e) Less than .005% of average net assets.
(f) Less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.
32

Financial Highlights
33

SSgA

International Equity Funds

Notes to Financial Statements — February 28, 2007 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of February 28, 2007. These financial statements report on three Funds, the SSgA Emerging Markets Fund, SSgA International Stock Selection Fund and the SSgA International Growth Opportunities Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each of the Funds is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Funds Class R prospectus became effective for the SSgA International Stock Selection Fund. Class R shares of International Stock Selection Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution pursuant to a contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

On November 28, 2005, the Funds Select Class prospectus became effective for the SSgA Emerging Markets Fund. Select Class shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds or State Street Global Markets LLC to offer shares ("Select Intermediaries"). Select Intermediaries are advisers, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation or pricing service is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with the Investment Company's Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security

Notes to Financial Statements
34

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each of the applicable Funds when the Investment Company deems that the particular event or circumstance would materially affect such Fund's net asset value.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Funds' intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended, as described in Subchapter M of the Code. This requires each Fund to distribute substantially all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

At August 31, 2006 the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
Fund	08/31/2010	08/31/2011	08/31/2012	Total
International Growth Opportunities	$4,242,902	$18,072,455	$18,722,774	$41,038,132

As of February 28, 2007, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Cost of Investments for Tax Purposes	$2,087,482,285	$2,162,285,521	$38,794,356
Gross Tax Unrealized Appreciation	850,845,825	255,374,532	8,806,445
Gross Tax Unrealized Depreciation	(15,759,866)	(10,086,044)	(478,002)
Net Tax Unrealized Appreciation (Depreciation)	$835,085,959	$245,288,488	$8,328,443

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006.

Notes to Financial Statements
35

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the Funds on a daily basis, the first day the daily NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Funds declare and pay dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes (GAAP). Permanent differences between book and tax accounting are reclassified to paid-in-capital. The differences between federal tax regulations and GAAP relate primarily to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to Funds are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Emerging Markets Fund offers Select Class shares and the International Stock Selection Fund offers Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Redemption Fees

To discourage short-term trading, redemptions (including exchanges) of shares of Emerging Markets Fund, International Stock Selection Fund, and International Growth Opportunities Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid directly to the applicable Fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee. As of the period ended February 28, 2007, the Emerging Markets Fund, International Stock Selection Fund, and the International Growth Opportunities Fund earned $110,581, $53,345, and $1,007, respectively in redemption fees. Shares of the Funds held by the SSgA Life Solutions Funds are not subject to the redemption fee.

Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares of the Emerging Markets Fund, International Stock Selection Fund and International Growth Opportunities Fund are no longer subject to a redemption fee.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)  Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)  Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Notes to Financial Statements
36

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

Capital Gains Taxes

The Emerging Markets Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. This Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at February 28, 2007. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities for the Fund. The amounts related to capital gain taxes are included in net realized gain (loss) on investments in the Statement of Operations for the fund.

Fund	Deferred Tax Liability	Capital Gains Taxes
Emerging Markets	$1,392,524	$490,827

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at February 28, 2007 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of February 28, 2007, the cash collateral balances held in connection with futures contracts purchased (sold) were as follows:

Cash Collateral
Emerging Markets	$15,356,603
International Stock Selection	6,873,652

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily

Notes to Financial Statements
37

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities

For the period ended February 28, 2007, purchases and sales of investment securities, excluding short-term investments, aggregated to the following:

	Purchases	Sales
Emerging Markets	$699,368,999	$351,158,393
International Stock Selection	1,235,647,815	410,525,841
International Growth Opportunities	17,162,338	39,080,016

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company (the "Custodian" or "State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Adviser.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of February 28, 2007, the non-cash collateral received for the securities on loan in the following funds was:

	Non-Cash Collateral Value	Non-Cash Collateral Holding
Emerging Markets	$1,942,400	Pool of US Government securities
International Stock Selection	3,339,250	Pool of US Government securities

Notes to Financial Statements
38

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which direct the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of their average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of the average daily net assets of Distribution (12b-1) and service fees. If after waiving the full .70% of the average daily net assets of Class R, Class R remains about the total expense cap, the Adviser will reimburse Class R for all expenses to the level of the cap.

The Adviser has contractually agreed to waive up to the full amount of the Emerging Markets Fund's advisory fees and to reimburse the Institutional Class for all expenses in excess of 1.25% of average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). For the period ended February 28, 2007, there were no waivers or reimbursements for the Institutional Class or Select Class.

The Adviser has contractually agreed to waive up to the full amount of the International Stock Selection Fund's advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.00% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the period ended February 28, 2007 was $741,957 for the Institutional Class and $195 for Class R. There were no reimbursements for the Institutional Class or Class R for the period ended February 28, 2007.

The Adviser has contractually agreed to waive up to the full amount of the International Growth Opportunities Fund's advisory fees and reimburse the Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended February 28, 2007 was $102,612. There were no reimbursements for the period ended February 28, 2007.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay the Custodian asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2007, $212,804,954 of the Prime Money Market Fund's net assets represents investments by these Funds, and $1,205,223 represents the investments of other Investment Company Funds not presented herein.

Effective September 1, 2006, the Adviser has voluntarily agreed to waive a portion of the Fund's advisory fee equal to the advisory fee paid by the Fund to the SSgA Prime Money Market Fund. For the period ended February 28, 2007, the advisory fees waived are as follows:

Funds	Amount
Emerging Markets	$14,710
International Stock Selection	5,505
International Growth Opportunities	28

Notes to Financial Statements
39

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

Boston Financial Data Services ("BFDS") serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each management company.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. For the six months ended February 28, 2007, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Emerging Markets	$25,860
International Stock Selection	205
International Growth Opportunities	6

Administrator

The Investment Company has an administration agreement with Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 up to $1 billion — .07%; over $1 billion — .05%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each institutional class pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all institutional class shares held by or for customers of these Agents. For the six months ended February 28, 2007, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers:

	State Street	Global Markets	CitiStreet
Emerging Markets	$198,170	$6,672	$207,342
International Stock Selection	182,155	1,580	3,025
International Growth Opportunities	6,055	471	—

Each institutional class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the institutional class on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect.

Notes to Financial Statements
40

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2007.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the "R Plan") under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund's average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and Financial Intermediaries. The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund's average net asset value per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect. There were no carryover expenses as of February 28, 2007.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the period ended February 28, 2007, this amounted to $193 for the International Stock Selection Fund.

Select Class

The Investment Company has a Distribution Plan with respect to the Select Class Shares pursuant to Rule 12b-1 (the "Select Plan") under the 1940 Act. The Select Plan provides that the Select Class pay a service fee for the performance of certain administrative functions in connections with purchases and redemptions of shares of the Fund and related services provided to Select Class shareholders by State Street Global Markets LLC. Payments to State Street for shareholder and administrative services are not permitted by the Select Plan to exceed 0.025% of the Fund's average net asset value per year. Any payments that are required to be made to State Street that cannot be made because of the limitations contained in the Select Plan may be carried forward and paid in the following two fiscal years so long as the Select Plan is in effect. There were no carryover expenses as of February 28, 2007.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of February 28, 2007 were as follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Advisory fees	$1,607,907	$1,167,913	$22,679
Administration fees	239,122	134,242	7,976
Custodian fees	73,189	80	5,134
Distribution fees	230,211	25,803	10,658
Shareholder servicing fees	228,189	26,525	501
Transfer agent fees	90,217	11	7,303
Trustees' fees	17,650	155	2,406
	$2,486,485	$1,354,729	$56,657

Notes to Financial Statements
41

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

Beneficial Interest

As of February 28, 2007, the following table includes shareholders (none of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Emerging Markets	2	46.2
International Stock Selection	2	71.1
International Growth Opportunities	2	52.0

5.  Fund Share Transactions

(amounts in thousands) For the Periods Ended
	Shares		Dollars
Emerging Markets Fund	February 28, 2007	August 31, 2006	February 28, 2007	August 31, 2006

Institutional Class

Proceeds from shares sold	20,548	35,114	$464,725	$714,255
Proceeds from reinvestment of distributions	4,309	6,121	90,555	99,057
Payments for shares redeemed	(8,019)	(42,064)	(179,546)	(868,748)
	16,838	(829)	375,734	(55,436)
Select Class
Proceeds from shares sold	12,866	28,017	288,321	592,780
Proceeds from reinvestment of distributions	1,508	—	31,641	—
Payments for shares redeemed	(2,710)	(2,237)	(61,549)	(47,341)
	11,664	25,780	258,413	545,439
Total net increase (decrease)	28,502	24,951	$634,147	$490,003
International Stock Selection Fund

Institutional Class

Proceeds from shares sold	78,350	63,320	$1,055,277	$755,372
Proceeds from reinvestment of distributions	3,789	1,191	48,695	12,167
Payments for shares redeemed	(12,497)	(11,504)	(169,046)	(138,170)
	69,642	53,007	934,926	629,369
Class R
Proceeds from shares sold	37	12	509	145
Proceeds from reinvestment of distributions	1	—	12	4
Payments for shares redeemed	(7)	(2)	(96)	(24)
	31	10	425	125
Total net increase (decrease)	69,673	53,017	$935,351	$629,494
International Growth Opportunities Fund
Proceeds from shares sold	232	929	$3,007	$10,782
Proceeds from reinvestment of distributions	99	63	1,230	641
Payments for shares redeemed	(1,879)	(1,737)	(24,485)	(19,757)
Total net increase (decrease)	(1,548)	(745)	$(20,248)	$(8,334)

Notes to Financial Statements
42

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

6.  Interfund Lending Program

The Investment Company has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Investment Company may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Investment Company will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the six months ended February 28, 2007, the Funds did not utilize the Interfund Lending Program.

7.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of February 28, 2007, there were no illiquid securities held by the Funds.

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of February 28, 2007:

Fund - % of Net Assets Securities	Acquistion	Shares Date	Cost per Unit Outstanding	Cost (000) $$	Market Value (000) $
Emerging Markets Fund - 0.4%
Chelyabinsk Zink Plant - GDR	11/07/06	125,204	16.75	2,097	1,863
Kazkommertsbank - GDR	11/03/06	197,362	18.50	3,651	3,947
NovaTek OAO - GDR	07/21/05	24,928	16.75	418	1,346
Orascom Telecom Holding SAE - GDR	03/17/05	34,800	34.72	1,208	2,457
Sistema-Hals - GDR	11/03/06	172,540	10.70	1,846	2,157
					11,770
International Growth Opportunities Fund - 1.1%
Fubon Financial Holding Co., Ltd. - GDR	04/27/06	48,600	9.93	483	448

Notes to Financial Statements
43

SSgA

International Equity Funds

Shareholder Requests for Additional Information — February 28, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
44

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2007 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 46 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	Listed in Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 67 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26	Listed in Principal Occupations

William L. Marshall Age 64 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers
45

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 50 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 58 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers
46

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 61 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	Listed under Principal Occupations

Bruce D. Taber Age 63 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Henry W. Todd Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers
47

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 41 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, streetTRACKS Series Trust and streetTRACKS Index Shares Trust; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds (registered investment companies).

Ellen M. Needham Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment adviser); and • 2006 to Present, Vice President (2000 to 2006, Principal), State Street Global Advisers.

Mark E. Swanson Age 43 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors; and • 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Assistant Secretary and US General Counsel, Frank Russell Company, Russell Investment Management Company, Russell Trust Company, Russell Fund Distribution Inc.; Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services); Director, Secretary and U.S. General Counsel, Russell Real Estate Advisor Inc.; Secretary and U.S. General Counsel, Russell Institutional Service Inc.; Russell Trust Company; A Street Investment Associated, Inc.; and Russell Corporate Ventrures Inc.

Disclosure of Information about Fund Trustees and Officers
48

SSgA
International Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Secretary and Chief Legal
Officer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Fund Management and Service Providers
49

IESAR-02/07 48394

S&P 500 INDEX FUND

Semiannual Report

February 28, 2007

SSgA Funds
S&P 500 Index Fund

Semiannual Report

February 28, 2007 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA

S&P 500 Index Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,088.30	$1,024.00
Expenses Paid During Period *	$.83	$.80

* Expenses are equal to the Fund's expense ratio of .16% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

S&P 500 Index Fund
3

SSgA
S&P 500 Index Fund

Presentation of Master Portfolio Holdings — February 28, 2007 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	10.7
Consumer Staples	9.1
Energy	9.2
Financials	21.5
Health Care	11.8
Industrials	10.6
Information Technology	14.2
Materials	3.2
Telecommunication Service	3.5
Utilities	3.7
Short-Term Investments	1.0
Total Investments	98.5
Other Assets and Liabilities, Net	1.5
	100.0
Futures Contracts	—	*

See accompanying notes which are an integral part of the financial statements.
4

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SSgA
S&P 500 Index Fund

Statement of Assets and Liabilities — February 28, 2007 (Unaudited)

Amounts in thousands

Assets

Investments in Master Portfolio, at identified cost	$1,391,944
Investments in Master Portfolio, at value	2,141,017
Receivable for fund shares sold	1,562
Prepaid expenses	17
Total assets	2,142,596
Liabilities
Payables:
Fund shares redeemed	9,350
Accrued fees to affiliates	337
Other accrued expenses	88
Total liabilities	9,775
Net Assets	$2,132,821
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$5,053
Accumulated net realized gain (loss) allocated from Portfolio	(358,947)
Unrealized appreciation (depreciation) allocated from Portfolio on:
Investments	749,073
Futures contracts	(233)
Shares of beneficial interest	92
Additional paid-in capital	1,737,783
Net Assets	$2,132,821
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$23.17
Net assets	$2,132,821,383
Shares outstanding ($.001 par value)	92,045,310

*Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.
6

SSgA
S&P 500 Index Fund

Statement of Operations — For the Period Ended February 28, 2007 (Unaudited)

Amounts in thousands

Investment Income Allocated From Portfolio

Dividends	$20,089
Interest	1,285
Expenses	(476)
Total investment income allocated from Portfolio	20,898
Fund Level Expenses
Administrative fees	229
Custodian fees	10
Distribution fees	351
Transfer agent fees	121
Professional fees	30
Registration fees	19
Shareholder servicing fees	408
Trustees' fees	34
Insurance fees	16
Printing fees	42
Miscellaneous	9
Net Fund level expenses	1,269
Net investment income (loss)	19,629
Net Realized and Unrealized Gain (Loss) Allocated From Portfolio
Net realized gain (loss) on:
Investments	15,695
Futures contracts	5,037
Net realized gain (loss)	20,732
Net change in unrealized appreciation (depreciation) on:
Investments	138,414
Futures contracts	(2,406)
Net change in unrealized appreciation (depreciation)	136,008
Net realized and unrealized gain (loss)	156,740
Net Increase (Decrease) in Net Assets from Operations	$176,369

See accompanying notes which are an integral part of the financial statements.
7

SSgA
S&P 500 Index Fund

Statement of Changes in Net Assets

Amounts in thousands	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,629	$34,585
Net realized gain (loss)	20,732	(3,633)
Net change in unrealized appreciation (depreciation)	136,008	128,373
Net increase (decrease) in net assets from operations	176,369	159,325
Distributions
From net investment income	(23,775)	(33,403)
Net decrease in net assets from distributions	(23,775)	(33,403)
Share Transactions
Net increase (decrease) in net assets from share transactions	(17,159)	10,721
Total Net Increase (Decrease) in Net Assets	135,435	136,643
Net Assets
Beginning of period	1,997,386	1,860,743
End of period	$2,132,821	$1,997,386
Undistributed (overdistributed) net investment income included in net assets	$5,053	$9,199

See accompanying notes which are an integral part of the financial statements.
8

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SSgA
S&P 500 Index Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions From Net Investment Income	$ Total Distributions	$ Net Asset Value, End of Period
S&P 500 Index Fund
February 28, 2007*	21.53	.21	1.68	1.89	(.25)	(.25)	23.17
August 31, 2006	20.17	.38	1.34	1.72	(.36)	(.36)	21.53
August 31, 2005	18.28	.39	1.87	2.26	(.37)	(.37)	20.17
August 31, 2004	16.69	.28	1.59	1.87	(.28)	(.28)	18.28
August 31, 2003	15.16	.25	1.52	1.77	(.24)	(.24)	16.69
August 31, 2002	18.77	.23	(3.61)	(3.38)	(.23)	(.23)	15.16

* For the six months ended February 28, 2007 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) Expense ratios include the Fund's share of the Portfolio's allocated expenses.
(e) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%
(f) Unaudited.

See accompanying notes which are an integral part of the financial statements.
10

	(%) Total Return(b)	$ Net Assets, End of Period (000)	%% Ratio of Expenses to Average Net Assets, Net(c)(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)(d)	Ratio of Net Investment Income to Average Net Assets(c)(d)(e)	% Portfolio Turnover of the Portfolio(f)
S&P 500 Index Fund
February 28, 2007*	8.83	2,132,821	.16	.16	1.85	7.57
August 31, 2006	8.63	1,997,386	.18	.18	1.80	8.23
August 31, 2005	12.44	1,860,743	.16	.16	1.99	10.38
August 31, 2004	11.23	1,940,183	.15	.15	1.56	9.52
August 31, 2003	11.89	1,841,173	.15	.15	1.65	12.52
August 31, 2002	(18.20)	1,604,069	.16	.16	1.31	16.02

See accompanying notes which are an integral part of the financial statements.
11

SSgA

S&P 500 Index Fund

Notes to Financial Statements — February 28, 2007 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of February 28, 2007. This Financial Statement reports on the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The S&P 500 Index Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Master Portfolio"). The Fund has the same investment objective as the Master Portfolio. The value of the Fund's investment in the Master Portfolio reflects the Fund's proportionate interest in the net assets of the Master Portfolio (approximately 77.21% at February 28, 2007). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio's Notes to Financial Statements which are included elsewhere in this report.

Investment Income

The Fund records daily its proportionate share of the Master Portfolio's income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended as described in Subchapter M of the code. This requires the Fund to distribute substantially all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

Capital Loss Carryovers

At August 31, 2006, the Fund had the following net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
	08/31/2009	08/31/2010	08/31/2011	08/31/2012	08/31/2013	08/31/2014	Totals
S&P 500 Index Fund	$7,245,507	$80,349,911	$89,179,793	$20,170,152	$9,160,101	$10,082,013	$216,187,477

As permitted by tax regulations, the Fund intends to defer a net realized capital loss incurred from November 1, 2005 to August 31, 2006, of $7,759,526 and treat it as arising in the fiscal year 2007.

Notes to Financial Statements
12

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the funds on a daily basis, the first day the daily NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes (GAAP). Permanent differences between book and tax accounting are reclassified to paid-in capital. These differences primarily relate to realized gains on redemptions in-kind.

Expenses

Expenses allocated from the Master Portfolio are recorded and identified separately in the Statement of Operations. The Fund also pays certain other expenses which can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed will be allocated among all Funds of the Investment Company based principally on their relative net assets.

Guarantees

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.  Investment Transactions

Securities

Net daily increases and decreases in the Fund's investment in the Portfolio aggregated to the following, for the six months ended February 28, 2007:

Increases	Decreases
$160,166,214	$201,855,100

4.  Related Parties

Adviser

The Fund is allocated a charge for a management fee from the Master Portfolio, calculated daily at an annual rate of .045% of average daily net assets. This fee relates to the advisory, custody and administrative fees provided by the Master Portfolio on behalf of their investors. The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations.

The Adviser has agreed to waive up to the full amount of the S&P 500 Index Fund's advisory fee and reimburse the Fund for all fund and allocated Portfolio expenses that exceed .18% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). No waiver or reimbursement was made during the six months ended February 28, 2007.

The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

The Investment Company also has a contract with State Street Bank and Trust Company (the "Custodian" or "State Street") to provide custody and fund accounting services to the Funds. For these services, the Funds pay the Custodian asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

Notes to Financial Statements
13

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

Boston Financial Data Services ("BFDS") serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each management company.

Administrator

The Investment Company has an administration agreement with Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents.

The Fund pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 to $1 billion — .0315%; over $1 billion — .01%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a fee to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents subject to the maximum of .100%.

For these services, the Fund pays a maximum of .045% based upon the average daily value of all Fund Shares held by or for customers of these Agents. For the six months ended February 28, 2007, the Fund paid the following shareholder servicing expenses to affiliated service providers:

	State Street	Global Markets	CitiStreet
S&P 500 Index Fund	$264,824	$3,626	$3,595

The Fund did not incur any expenses from Fiduciary Investor Services and High Net Worth Services during the period.

Total shareholder servicing payments shall not exceed .20% of the average daily net assets of the Fund on an annual basis. The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments there under at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2007.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Notes to Financial Statements
14

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of February 28, 2007 were as follows:

S&P 500 Index Fund
Administration fees	$50,481
Custodian fees	1,198
Distribution fees	160,337
Shareholder servicing fees	67,392
Transfer agent fees	47,504
Trustees' fees	10,418
$337,330

Beneficial Interest

As of February 28, 2007, there were no shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of the Fund.

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
S&P 500 Index Fund	February 28, 2007	August 31, 2006	February 28, 2007	August 31, 2006
Proceeds from shares sold	12,875	22,960	$293,995	$478,008
Proceeds from reinvestment of distributions	904	1,422	20,408	29,573
Payments for shares redeemed	(14,487)	(23,904)	(331,562)	(496,860)
Total net increase (decrease)	(708)	478	$(17,159)	$10,721

6.  Interfund Lending Program

The Investment Company has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Investment Company may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Investment Company will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the six months ended February 28, 2007, the Fund did not utilize the Interfund Lending Program.

7.  Dividends

On March 1, 2007, the Fund declared the following dividend from net investment income payable on March 7, 2007 to shareholders on record March 2, 2007.

Net Investment Income
S&P 500 Index	$0.0491

Notes to Financial Statements
15

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — February 28, 2007 (Unaudited)

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund's Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
16

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers —
February 28, 2007 (Unaudited)

The following tables provide information for each trustee and Principal officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 46 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 67 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26	Listed under Principal Occupations

William L. Marshall Age 64 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers
17

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 50 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 58 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers
18

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 61 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	Listed under Principal Occupations

Bruce D. Taber Age 63 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Henry W. Todd Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers
19

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 41 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, streetTRACKS Series Trust and streetTRACKS Index Shares Trust; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer, and Trustee, State Street Master Funds (registered investment companies).

Ellen M. Needham Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment adviser); and • 2006 to president; Vice Present (2000 to 2006, Principal), State Street Global Advisers.

Mark E. Swanson Age 42 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors; and • 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.;

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Assistant Secretary and US General Counsel, Frank Russell Company, Russell Investment Management Company, Russell Trust Company, Russell Fund Distributors Inc., Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services); Director, Secretary and U.S. General Counsel, Russell Real Estate Advisors Inc.; Secretary and U.S. General Counsel, Russell Institutional Services Inc; Russell Trust Company; A Street Investment Associates, Inc.; and Russell Corporate Ventures Inc.

Disclosure of Information about Fund Trustees and Officers
20

SSgA
S&P 500 Index Fund

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Secretary and Chief Legal Officer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Fund Management and Service Providers
21

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State Street Equity 500 Index Portfolio

Portfolio of Investments

February 28, 2007 (Unaudited)

		Market
		Value
	Shares	(000)
Common Stocks — 97.5%
Consumer Discretionary — 10.7%
Amazon.Com, Inc. (a)	66,408	$2,599
Apollo Group, Inc. Class A (a)	29,767	1,408
AutoNation, Inc. (a)	31,737	697
AutoZone, Inc. (a)	10,722	1,343
Bed Bath & Beyond, Inc. (a)	60,801	2,425
Best Buy Co., Inc.	87,150	4,050
Big Lots, Inc. (a)	23,310	583
Black & Decker Corp.	14,482	1,220
Brunswick Corp.	19,491	636
Carnival Corp.	96,013	4,457
CBS Corp. Class B	168,515	5,114
Centex Corp.	25,255	1,171
Circuit City Stores, Inc.	30,132	573
Clear Channel Communications, Inc.	106,693	3,860
Coach, Inc. (a)	79,042	3,731
Comcast Corp. Class A (a)	665,577	17,119
D.R. Horton, Inc.	58,680	1,489
Darden Restaurants, Inc.	31,206	1,278
Dillard’s, Inc. Class A	12,893	431
DIRECTV Group, Inc. (a)	166,600	3,759
Dollar General Corp.	66,322	1,120
Dow Jones & Co., Inc.	13,869	500
Eastman Kodak Co.	61,027	1,457
eBay, Inc. (a)	248,797	7,976
EW Scripps Co. Class A	17,655	801
Family Dollar Stores, Inc.	32,168	932
Federated Department Stores, Inc.	110,840	4,950
Ford Motor Co.	408,699	3,237
Fortune Brands, Inc.	32,565	2,618
Gannett Co., Inc.	50,394	3,087
Gap, Inc.	113,286	2,174
General Motors Corp.	122,247	3,902
Genuine Parts Co.	36,606	1,783
Goodyear Tire & Rubber Co. (a)	37,659	927
H&R Block, Inc.	69,333	1,510
Harley-Davidson, Inc.	56,012	3,691
Harman International Industries, Inc.	13,843	1,373
Harrah’s Entertainment, Inc.	40,256	3,401
Hasbro, Inc.	33,795	956
Hilton Hotels Corp.	83,098	2,933
Home Depot, Inc.	435,222	17,235
International Game Technology	73,477	3,031
Interpublic Group of Cos., Inc. (a)	93,768	1,181
JC Penney & Co., Inc.	48,636	3,945
Johnson Controls, Inc.	42,325	3,970
Jones Apparel Group, Inc.	23,454	772
KB HOME	16,714	829
Kohl’s Corp. (a)	69,027	4,762
Leggett & Platt, Inc.	38,073	907
Lennar Corp. Class A	29,291	$1,442
Limited Brands	73,594	2,037
Liz Claiborne, Inc.	21,810	981
Lowe’s Cos., Inc.	323,957	10,548
Marriot International, Inc.
Class A	72,706	3,483
Mattel, Inc.	81,995	2,133
McDonald’s Corp.	263,213	11,508
McGraw-Hill, Inc.	76,459	4,940
Meredith Corp.	8,273	484
New York Times Co. Class A	30,540	755
Newell Rubbermaid, Inc.	59,604	1,825
News Corp. Class A	498,045	11,221
NIKE, Inc. Class B	40,639	4,246
Nordstrom, Inc.	49,227	2,613
Office Depot, Inc. (a)	59,858	1,997
OfficeMax, Inc.	15,868	824
Omnicom Group, Inc.	36,930	3,826
Polo Ralph Lauren Corp.	13,200	1,148
Pulte Homes, Inc.	44,912	1,328
Radioshack Corp.	28,842	720
Sears Holdings Corp. (a)	17,907	3,228
Sherwin-Williams Co.	24,045	1,600
Snap-On, Inc.	12,387	621
Stanley Works	17,286	961
Staples, Inc.	156,206	4,065
Starbucks Corp. (a)	162,952	5,035
Starwood Hotels & Resorts
Worldwide, Inc.	45,556	2,998
Target Corp.	182,725	11,243
Tiffany & Co.	28,759	1,252
Time Warner, Inc.	851,337	17,325
TJX Cos., Inc.	97,910	2,693
Tribune Co.	40,481	1,216
Univision Communications, Inc. Class A (a)	54,284	1,954
V.F. Corp.	19,047	1,520
Viacom, Inc. Class B (a)	150,367	5,870
Walt Disney Co.	440,755	15,100
Wendy’s International, Inc.	20,345	653
Whirlpool Corp.	16,814	1,483
Wyndham Worldwide Corp. (a)	42,056	1,480
Yum! Brands, Inc.	57,001	3,303
		295,562
Consumer Staples — 9.1%
Altria Group, Inc.	447,848	37,745
Anheuser-Busch Cos., Inc.	165,376	8,117
Archer-Daniels-Midland Co.	141,900	4,879
Avon Products, Inc.	95,644	3,506
Brown-Forman Corp. Class B	16,734	1,096
Campbell Soup Co.	46,835	1,912
Clorox Co.	32,610	2,066
Coca-Cola Co.	435,083	20,310
Coca-Cola Enterprises, Inc.	58,882	1,183
Colgate-Palmolive Co.	110,577	7,449

1

		Market
		Value
	Shares	(000)
Consumer Staples — (continued)
ConAgra Foods, Inc.	109,584	$2,765
Constellation Brands, Inc. Class A (a)	44,639	1,047
Costco Wholesale Corp.	98,860	5,525
CVS Corp.	177,528	5,576
Dean Foods Co. (a)	28,388	1,279
Estee Lauder Cos, Inc. Class A	27,085	1,297
General Mills, Inc.	74,098	4,176
H.J. Heinz Co.	70,840	3,249
Hershey Foods Corp.	37,424	1,979
Kellogg Co.	53,994	2,695
Kimberly-Clark Corp.	98,567	6,713
Kroger Co.	155,100	3,981
McCormick & Co., Inc.	27,887	1,068
Molson Coors Brewing Co., Class B	9,674	817
Pepsi Bottling Group, Inc.	29,042	900
PepsiCo, Inc.	350,400	22,128
Procter & Gamble Co.	677,257	42,999
Reynolds American, Inc.	36,893	2,252
Safeway, Inc.	95,287	3,294
Sara Lee Corp.	160,620	2,644
SuperValu, Inc.	44,243	1,635
Sysco Corp.	133,390	4,397
Tyson Foods, Inc., Class A	53,567	978
UST Corp.	34,553	2,006
Wal-Mart Stores, Inc.	525,055	25,360
Walgreen Co.	213,277	9,536
Whole Foods Market, Inc.	30,393	1,452
Wrigley Wm., Jr. Co.	47,215	2,351
		252,362
Energy — 9.2%
Anadarko Petroleum Corp.	99,412	3,999
Apache Corp.	69,548	4,766
Baker Hughes, Inc.	69,198	4,506
BJ Services Co.	63,008	1,688
Chesapeake Energy Corp.	89,450	2,727
ChevronTexaco Corp.	465,642	31,948
ConocoPhillips	351,286	22,981
Devon Energy Corp.	95,014	6,243
El Paso Corp.	151,654	2,181
ENSCO International, Inc.	32,300	1,619
EOG Resources, Inc.	52,328	3,545
ExxonMobil Corp.	1,247,634	89,430
Halliburton Co.	216,254	6,678
Hess Corp.	58,266	3,091
Kinder Morgan, Inc.	23,109	2,444
Marathon Oil Corp.	75,594	6,859
Murphy Oil Corp.	40,223	2,084
Nabors Industries, Ltd. (a)	64,339	1,928
National Oilwell Varco, Inc. (a)	37,716	2,627
Noble Corp.	29,113	2,044
Occidental Petroleum Corp.	185,315	8,558
Rowan Cos., Inc.	23,512	720
Schlumberger, Ltd.	251,197	$15,775
Smith International, Inc.	42,832	1,756
Sunoco, Inc.	26,442	1,706
Transocean, Inc. (a)	63,104	4,839
Valero Energy Corp.	130,005	7,495
Weatherford International Ltd. (a)	73,029	2,932
Williams Cos., Inc.	129,032	3,480
XTO Energy, Inc.	78,741	4,068
		254,717
Financials — 21.5%
ACE, Ltd.	70,370	3,952
AFLAC, Inc.	106,744	5,038
Allstate Corp.	134,423	8,074
Ambac Financial Group, Inc.	22,817	2,000
American Express Co.	256,677	14,597
American International Group, Inc.	555,502	37,274
Ameriprise Financial, Inc.	52,055	3,043
AON Corp.	66,631	2,509
Apartment Investment & Management Co. Class A	20,465	1,205
Archstone-Smith Trust	46,942	2,648
AvalonBay Communities, Inc.	16,900	2,325
Bank of America Corp.	960,021	48,836
Bank of New York Co., Inc.	164,384	6,677
BB&T Corp.	116,673	4,956
Bear Stearns Cos., Inc.	25,179	3,833
Boston Properties, Inc.	25,276	3,036
Capital One Financial Corp.	87,784	6,766
CB Richard Ellis Group, Inc. Class A (a)	39,300	1,310
Charles Schwab Corp.	220,977	4,084
Chicago Mercantile Exchange Holdings, Inc.	7,459	4,021
Chubb Corp.	88,849	4,536
Cincinnati Financial Corp.	37,219	1,609
CIT Group, Inc.	42,631	2,407
Citigroup, Inc.	1,050,542	52,947
Comerica, Inc.	34,139	2,062
Commerce Bancorp, Inc.	39,823	1,331
Compass Bancshares, Inc.	27,885	1,924
Countrywide Financial Corp.	125,290	4,796
E*Trade Financial Corp. (a)	91,782	2,119
Equity Residential	63,200	3,210
Fannie Mae	207,569	11,775
Federal Home Loan Mortgage Corp.	149,003	9,563
Federated Investors, Inc. Class B	19,160	685
Fidelity National Information Services, Inc.	34,398	1,581
Fifth Third Bancorp	120,469	4,853
First Horizon National Corp.	26,398	1,139
Franklin Resources, Inc.	35,854	4,209

2

		Market
		Value
	Shares	(000)
Financials — (continued)
Genworth Financial, Inc. Class A	95,901	$3,392
Goldman Sachs Group, Inc.	90,785	18,302
Hartford Financial Services Group, Inc.	68,189	6,448
Hudson City Bancorp, Inc.	108,000	1,447
Huntington Bancshares, Inc.	50,511	1,169
J.P. Morgan Chase & Co.	741,216	36,616
Janus Capital Group, Inc.	42,156	896
KeyCorp	86,375	3,260
Kimco Realty Corp.	48,643	2,445
Legg Mason, Inc.	28,286	2,906
Lehman Brothers Holdings, Inc.	113,992	8,356
Lincoln National Corp.	61,782	4,210
Loews Corp.	98,244	4,268
M & T Bank Corp.	16,652	1,997
Marsh & McLennan Cos., Inc.	119,200	3,507
Marshall & Ilsley Corp.	54,860	2,608
MBIA, Inc.	28,947	1,924
Mellon Financial Corp.	88,995	3,865
Merrill Lynch & Co., Inc.	188,413	15,766
MetLife, Inc.	161,709	10,212
MGIC Investment Corp.	17,618	1,063
Moody’s Corp.	50,887	3,293
Morgan Stanley	225,652	16,906
National City Corp.	120,291	4,553
Northern Trust Corp.	40,364	2,434
Plum Creek Timber Co., Inc.	37,598	1,491
PNC Financial Services Group, Inc.	63,442	4,651
Principal Financial Group, Inc.	58,328	3,552
Progressive Corp.	164,699	3,777
ProLogis	53,262	3,522
Prudential Financial, Inc.	101,321	9,214
Public Storage, Inc.	26,380	2,672
Realogy Corp. (a)	45,539	1,347
Regions Financial Corp.	156,817	5,617
SAFECO Corp.	22,341	1,491
Simon Property Group, Inc.	47,609	5,367
SLM Corp.	88,313	3,764
Sovereign Bancorp, Inc.	77,343	1,955
State Street Corp. (b)	71,644	4,693
SunTrust Banks, Inc.	76,113	6,417
Synovus Financial Corp.	69,919	2,263
T. Rowe Price Group, Inc.	56,653	2,638
Torchmark Corp.	20,842	1,332
Travelers Cos, Inc.	148,382	7,532
U.S. Bancorp	374,437	13,352
UnumProvident Corp.	73,662	1,577
Vornado Realty Trust	27,780	3,534
Wachovia Corp.	406,844	22,527
Washington Mutual, Inc.	203,250	8,756
Wells Fargo Co.	720,749	25,010
Western Union Co.	165,810	3,593
XL Capital, Ltd. Class A	38,851	$2,758
Zions Bancorp	22,990	1,963
		595,138
Health Care — 11.8%
Abbott Laboratories	327,278	17,876
Aetna, Inc.	112,691	4,989
Allergan, Inc.	33,090	3,697
AmerisourceBergen Corp.	41,265	2,173
Amgen, Inc. (a)	248,649	15,978
Applera Corp. - Applied Biosystems Group	38,887	1,201
Barr Pharmaceuticals, Inc. (a)	22,571	1,196
Bausch & Lomb, Inc.	11,461	599
Baxter International, Inc.	140,757	7,039
Becton, Dickinson & Co.	53,291	4,050
Biogen Idec, Inc. (a)	72,901	3,294
Biomet, Inc.	52,703	2,231
Boston Scientific Corp. (a)	254,591	4,152
Bristol-Myers Squibb Co.	418,418	11,042
C.R. Bard, Inc.	22,163	1,769
Cardinal Health, Inc.	85,734	6,009
Caremark Rx, Inc.	90,190	5,555
Celgene Corp. (a)	80,400	4,285
CIGNA Corp.	22,063	3,144
Coventry Health Care, Inc. (a)	34,305	1,867
Eli Lilly & Co.	209,448	11,025
Express Scripts, Inc. (a)	29,091	2,194
Forest Laboratories, Inc. (a)	68,517	3,546
Genzyme Corp. (a)	56,878	3,515
Gilead Sciences, Inc. (a)	98,902	7,077
Health Management Associates, Inc. Class A	51,157	1,021
Hospira, Inc. (a)	33,139	1,268
Humana, Inc. (a)	35,734	2,138
IMS Health, Inc.	42,114	1,216
Johnson & Johnson	619,581	39,065
King Pharmaceuticals, Inc. (a)	51,693	964
Laboratory Corp. of America Holdings (a)	26,982	2,152
Manor Care, Inc.	15,700	841
McKesson Corp.	64,029	3,570
Medco Health Solutions, Inc. (a)	63,067	4,264
MedImmune, Inc. (a)	51,423	1,641
Medtronic, Inc.	245,062	12,341
Merck & Co., Inc.	463,142	20,452
Millipore Corp. (a)	11,363	813
Mylan Laboratories Inc.	45,039	954
Patterson Cos., Inc. (a)	29,491	984
Pfizer, Inc.	1,540,897	38,461
Quest Diagnostics, Inc.	34,407	1,755
Schering-Plough Corp.	318,804	7,486
St. Jude Medical, Inc. (a)	76,028	3,015
Stryker Corp.	63,905	3,963
Tenet Healthcare Corp. (a)	100,121	684

3

		Market
		Value
	Shares	(000)
Health Care — (continued)
Thermo Electron Corp. (a)	88,197	$3,993
UnitedHealth Group, Inc.	287,059	14,985
Varian Medical Systems, Inc. (a)	27,800	1,277
Watson Pharmaceuticals, Inc. (a)	22,071	582
Wellpoint, Inc. (a)	131,888	10,471
Wyeth	286,921	14,036
Zimmer Holdings, Inc. (a)	51,581	4,350
		328,245
Industrials — 10.6%
3M Co.	156,682	11,607
Allied Waste Industries, Inc. (a)	53,935	691
American Standard Cos., Inc.	37,336	1,978
Avery Dennison Corp.	20,033	1,331
Boeing Co.	168,471	14,703
Burlington Northern Santa Fe Corp.	77,290	6,121
Caterpillar, Inc.	139,903	9,013
Cintas Corp.	28,972	1,170
Cooper Industries, Ltd.	19,582	1,797
CSX Corp.	93,541	3,524
Cummins, Inc.	11,308	1,523
Danaher Corp.	50,982	3,652
Deere & Co.	48,894	5,301
Dover Corp.	43,947	2,100
Eaton Corp.	32,077	2,599
Emerson Electric Co.	172,508	7,433
Equifax, Inc.	26,552	1,028
FedEx Corp.	65,949	7,530
Fluor Corp.	18,964	1,602
General Dynamics Corp.	86,978	6,650
General Electric Co.	2,204,651	76,986
Goodrich Co.	26,537	1,302
Honeywell International, Inc.	175,584	8,154
Illinois Tool Works, Inc.	90,606	4,684
Ingersoll-Rand Co. Class A	65,913	2,855
ITT Industries, Inc.	39,726	2,353
L-3 Communications Holdings, Inc.	26,881	2,341
Lockheed Martin Corp.	76,607	7,452
Masco Corp.	84,737	2,529
Monster Worldwide, Inc. (a)	27,276	1,360
Norfolk Southern Corp.	85,734	4,064
Northrop Grumman Corp.	74,506	5,353
PACCAR, Inc.	53,420	3,712
Pall Corp.	26,056	901
Parker-Hannifin Corp.	25,403	2,093
Pitney Bowes, Inc.	47,685	2,275
R.R. Donnelley & Sons Co.	46,603	1,686
Raytheon Co.	95,911	5,136
Robert Half International, Inc.	35,627	1,392
Rockwell Automation, Inc.	36,636	2,275
Rockwell Collins, Inc.	35,932	$2,353
Ryder Systems, Inc.	12,921	665
Southwest Airlines Co.	170,260	2,576
Terex Corp. (a)	21,600	1,422
Textron, Inc.	26,958	2,488
Tyco International, Ltd.	423,581	13,059
Union Pacific Corp.	57,018	5,624
United Parcel Service, Inc. Class B	228,816	16,061
United Technologies Corp.	213,783	14,031
W.W. Grainger, Inc.	15,559	1,200
Waste Management, Inc.	115,637	3,937
		293,672
Information Technology — 14.2%
ADC Telecommunications, Inc. (a)	25,096	412
Adobe Systems, Inc. (a)	125,825	4,939
Advanced Micro Devices, Inc. (a)	118,005	1,777
Affiliated Computer Services, Inc. Class A (a)	21,279	1,106
Agilent Technologies, Inc. (a)	87,867	2,787
Altera Corp. (a)	76,916	1,624
Analog Devices, Inc.	73,595	2,668
Apple Computer, Inc. (a)	181,254	15,336
Applied Materials, Inc.	299,379	5,559
Autodesk, Inc. (a)	49,783	2,049
Automatic Data Processing, Inc.	118,706	5,910
Avaya, Inc. (a)	96,517	1,185
BMC Software, Inc. (a)	43,571	1,345
Broadcom Corp. Class A (a)	100,879	3,439
CA, Inc.	88,300	2,300
CIENA Corp. (a)	18,068	569
Cisco Systems, Inc. (a)	1,297,397	33,654
Citrix Systems, Inc. (a)	38,374	1,236
Cognizant Technology Solutions Corp. Class A (a)	30,500	2,751
Computer Sciences Corp. (a)	36,895	1,953
Compuware Corp. (a)	69,703	638
Convergys Corp. (a)	29,296	753
Corning, Inc. (a)	336,417	6,940
Dell, Inc. (a)	483,294	11,043
Electronic Arts, Inc. (a)	66,303	3,343
Electronic Data Systems Corp.	111,229	3,117
EMC Corp. (a)	473,662	6,608
First Data Corp.	165,510	4,225
Fiserv, Inc. (a)	37,262	1,973
Google, Inc. Class A (a)	45,751	20,563
Hewlett-Packard Co.	584,631	23,023
IAC (a)	48,000	1,882
Intel Corp.	1,230,918	24,434
International Business Machines Corp.	321,725	29,924
Intuit, Inc. (a)	75,028	2,214

4

		Market
		Value
	Shares	(000)
Information Technology — (continued)
Jabil Circuit, Inc.	39,235	$1,048
Juniper Networks, Inc. (a)	121,675	2,301
KLA-Tencor Corp.	42,796	2,214
Lexmark International Group, Inc. Class A (a)	20,769	1,258
Linear Technology Corp.	64,275	2,133
LSI Logic Corp. (a)	85,099	863
Maxim Integrated Products, Inc.	68,968	2,259
Micron Technology, Inc. (a)	162,215	1,924
Microsoft Corp.	1,849,417	52,098
Molex, Inc.	30,103	883
Motorola, Inc.	513,919	9,518
National Semiconductor Corp.	61,315	1,571
NCR Corp. (a)	38,303	1,770
Network Appliance, Inc. (a)	80,413	3,110
Novell, Inc. (a)	72,067	477
Novellus Systems, Inc. (a)	26,250	845
NVIDIA Corp. (a)	76,436	2,369
Oracle Corp. (a)	852,287	14,003
Paychex, Inc.	72,851	2,960
PerkinElmer, Inc.	26,140	619
PMC-Sierra, Inc. (a)	44,562	301
QLogic Corp. (a)	33,495	589
QUALCOMM, Inc.	352,070	14,181
Sabre Holdings Corp. Class A	28,111	909
SanDisk Corp. (a)	48,429	1,764
Sanmina-SCI Corp. (a)	113,211	420
Solectron Corp. (a)	194,319	626
Sun Microsystems, Inc. (a)	760,409	4,661
Symantec Corp. (a)	202,688	3,466
Tektronix, Inc.	17,485	500
Tellabs, Inc. (a)	93,871	984
Teradyne, Inc. (a)	40,322	650
Texas Instruments, Inc.	315,417	9,765
Unisys Corp. (a)	73,207	621
VeriSign, Inc. (a)	52,062	1,317
Waters Corp. (a)	21,525	1,168
Xerox Corp. (a)	207,589	3,585
Xilinx, Inc.	72,329	1,853
Yahoo!, Inc. (a)	263,302	8,125
		392,987
Materials — 3.2%
Air Products & Chemicals, Inc.	47,635	3,564
Alcoa, Inc.	183,619	6,135
Allegheny Technologies, Inc.	21,696	2,223
Ashland, Inc.	12,122	795
Ball Corp.	22,139	1,025
Bemis Co., Inc.	22,298	739
Consol Energy, Inc.	38,821	1,385
Dow Chemical Co.	205,434	8,998
E.I. Du Pont de Nemours & Co.	195,549	9,924
Eastman Chemical Co.	17,517	1,036
Ecolab, Inc.	38,344	$1,622
Freeport-McMoRan Copper & Gold, Inc. Class B	42,344	2,431
Hercules, Inc. (a)	24,173	487
International Flavors & Fragrances, Inc.	16,557	775
International Paper Co.	97,857	3,524
MeadWestvaco Corp.	38,508	1,173
Monsanto Co.	116,851	6,157
Newmont Mining Corp.	96,839	4,364
Nucor Corp.	65,312	3,975
Pactiv Corp. (a)	28,255	910
Peabody Energy Corp.	56,700	2,291
Phelps Dodge Corp.	43,145	5,389
PPG Industries, Inc.	35,499	2,352
Praxair, Inc.	69,734	4,302
Rohm & Haas Co.	30,191	1,596
Sealed Air Corp.	17,090	1,101
Sigma-Aldrich Corp.	27,974	1,147
Temple-Inland, Inc.	22,700	1,357
United States Steel Corp.	25,483	2,258
Vulcan Materials Co.	20,260	2,360
Weyerhaeuser Co.	51,187	4,395
		89,790
Telecommunication Services — 3.5%
ALLTEL Corp.	80,654	4,887
AT&T, Inc.	1,338,207	49,246
CenturyTel, Inc.	24,385	1,091
Citizens Communications Co.	68,390	1,031
Embarq Corp.	32,143	1,779
JDS Uniphase Corp. (a)	44,804	726
Qwest Communications International, Inc. (a)	345,780	3,070
Sprint Corp. (Fon Group)	616,076	11,878
Verizon Communications, Inc.	623,127	23,324
Windstream Corp.	101,256	1,524
		98,556
Utilities — 3.7%
AES Corp. (a)	142,851	3,046
Allegheny Energy, Inc. (a)	35,508	1,677
Ameren Corp.	44,378	2,318
American Electric Power Co., Inc.	85,514	3,836
CenterPoint Energy, Inc.	66,500	1,186
CMS Energy Corp.	47,251	824
Consolidated Edison, Inc.	55,185	2,681
Constellation Energy Group, Inc.	38,722	3,046
Dominion Resources, Inc.	76,021	6,502
DTE Energy Co.	38,263	1,772
Duke Energy Corp.	270,928	5,335
Dynegy Inc. Class A (a)	80,380	660
Edison International	70,078	3,288
Entergy Corp.	44,681	4,410
Exelon Corp.	142,621	9,403

5

		Market
		Value
	Shares	(000)
Utilities — (continued)
FirstEnergy Corp.	68,631	$4,294
FPL Group, Inc.	87,245	5,154
Integrys Energy Group, Inc.	15,149	844
KeySpan Corp.	37,221	1,528
Nicor, Inc.	9,543	444
NiSource, Inc.	58,048	1,381
PG&E Corp.	75,454	3,503
Pinnacle West Capital Corp.	21,247	1,007
PPL Corp.	82,088	3,121
Progress Energy, Inc.	54,676	2,671
Public Service Enterprise Group, Inc.	54,189	4,059
Questar Corp.	18,500	1,557
Sempra Energy	56,362	3,385
Southern Co.	159,749	5,719
Spectra Energy Corp.	135,814	3,494
TECO Energy, Inc.	44,414	745
TXU Corp.	97,301	6,436
Xcel Energy, Inc.	87,465	2,067
		101,393

Total Common Stocks
(Cost $1,738,140,949)		2,702,422

	Par
	Amount
	(000)
U.S. Government Securities — 0.1%
United States Treasury Bill
4.83% due 03/08/07 (c) (d)	$4,299	4,295

Total U.S. Government Securities
(Cost $4,294,963)		4,295

	Shares
	(000)
Money Market Funds — 0.9%
AIM Short Term Investment Prime Portfolio	24,789	$24,789
Federated Money Market Obligations Trust	531	531

Total Money Market Funds
(Cost $25,319,833)		25,320

Total Investments — 98.5%
(identified cost $1,767,755,745) (e) (f)		2,732,037

Other Assets in Excess of Liabilities — 1.5%		40,946

Net Assets — 100.0%		$2,772,983

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Rate represents annualized yield at date of purchase.

(d)  Security held as collateral in relation to initial margin requirements on futures contracts.

(e)  Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007 was $1,022,605,374 and $58,323,626, respectively, resulting in net unrealized appreciation of investments of $964,281,748.

(f)  Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share.  Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

6

	Number	Unrealized
	of	Depreciation
	Contracts	(000)
Schedule of Futures
Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 03/2007	986	$(1,220)
Total unrealized depreciation on open futures contracts purchased		$(1,220)

Affiliate Table

						Realized
					Income Earned	Gain
		Shares purchased	Shares sold for		for the 2 Months	on shares
Security	Number of shares held	for the 2 Months	the 2 Months	Number of shares held	ended 2/28/07	sold
Description	at 12/31/2006	ended 2/28/07	ended 2/28/07	at 2/28/07	(000)	(000)
State Street Corp.	69,744	2,700	800	71,644	$0	$16

7

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities
February 28, 2007 (Unaudited)
(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $1,765,282)	$2,727,344
Investments in non-controlled affiliates at market (identified cost $2,474)	4,693
2,732,037
Receivables:
Investment securities sold	34,422
Daily variation margin on futures contracts	670
Dividends and interest	6,249
Total assets	2,773,378

Liabilities
Payables:
Investment securities purchased	190
Management fees	205
Total liabilities	395
Net Assets	$2,772,983

8

State Street Equity 500 Index Portfolio

Portfolio of Investments
December 31, 2006

		Market
		Value
	Shares	(000)
Common Stocks 97 — .2%
Consumer Discretionary — 10.5%
Amazon.Com, Inc.(a)	65,208	$2,573
Apollo Group, Inc. Class A(a)	29,567	1,152
AutoNation, Inc.(a)	30,237	645
AutoZone, Inc.(a)	11,422	1,320
Bed Bath & Beyond, Inc.(a)	59,201	2,256
Best Buy Co., Inc.	84,650	4,164
Big Lots, Inc.(a)	24,510	562
Black & Decker Corp.	14,082	1,126
Brunswick Corp.	19,991	638
Carnival Corp.	93,213	4,572
CBS Corp. Class B	163,615	5,102
Centex Corp.	25,855	1,455
Circuit City Stores, Inc.	31,532	598
Clear Channel Communications, Inc.	103,193	3,667
Coach, Inc.(a)	77,242	3,318
Comcast Corp. Class A(a)	441,651	18,695
D.R. Horton, Inc.	56,880	1,507
Darden Restaurants, Inc.	29,706	1,193
Dillard’s, Inc. Class A	13,693	479
DIRECTV Group, Inc.(a)	162,100	4,043
Dollar General Corp.	64,322	1,033
Dow Jones & Co., Inc.	12,569	478
Eastman Kodak Co.	61,027	1,574
eBay, Inc.(a)	243,697	7,328
EW Scripps Co. Class A	18,055	902
Family Dollar Stores, Inc.	33,168	973
Federated Department Stores, Inc.	113,240	4,318
Ford Motor Co.(a)	401,099	3,012
Fortune Brands, Inc.	31,265	2,670
Gannett Co., Inc.	50,094	3,029
Gap, Inc.	114,286	2,229
General Motors Corp.	118,147	3,629
Genuine Parts Co.	35,606	1,689
Goodyear Tire & Rubber Co.(a)	38,059	799
H&R Block, Inc.	69,033	1,591
Harley-Davidson, Inc.	55,312	3,898
Harman International Industries, Inc.	13,943	1,393
Harrah’s Entertainment, Inc.	38,556	3,189
Hasbro, Inc.	33,195	905
Hilton Hotels Corp.	81,798	$2,855
Home Depot, Inc.	430,622	17,294
International Game Technology	72,177	3,335
Interpublic Group of Cos., Inc.(a)	88,768	1,087
JC Penney & Co., Inc.	47,336	3,662
Johnson Controls, Inc.	41,725	3,585
Jones Apparel Group, Inc.	24,054	804
KB HOME	15,914	816
Kohl’s Corp.(a)	69,127	4,730
Leggett & Platt, Inc.	38,373	917
Lennar Corp. Class A	28,791	1,510
Limited Brands	71,194	2,060
Liz Claiborne, Inc.	22,110	961
Lowe’s Cos., Inc.	324,557	10,110
Marriot International, Inc. Class A	71,406	3,407
Mattel, Inc.	81,695	1,851
McDonald’s Corp.	260,413	11,544
McGraw-Hill, Inc.	74,259	5,051
Meredith Corp.	8,973	506
New York Times Co. Class A	30,840	751
Newell Rubbermaid, Inc.	57,904	1,676
News Corp. Class A	496,345	10,661
NIKE, Inc. Class B	39,839	3,945
Nordstrom, Inc.	47,327	2,335
Office Depot, Inc.(a)	59,858	2,285
OfficeMax, Inc.	14,368	713
Omnicom Group, Inc.	35,730	3,735
Pulte Homes, Inc.	45,012	1,491
Radioshack Corp.	28,742	482
Sears Holdings Corp.(a)	17,607	2,957
Sherwin-Williams Co.	23,645	1,503
Snap-On, Inc.	12,587	600
Stanley Works	16,186	814
Staples, Inc.	152,606	4,075
Starbucks Corp.(a)	159,552	5,651
Starwood Hotels & Resorts Worldwide, Inc.	45,356	2,835
Target Corp.	182,425	10,407
Tiffany & Co.	30,159	1,183
Time Warner, Inc.	845,437	18,414
TJX Cos., Inc.	93,610	2,670
Tribune Co.	40,281	1,240

9

		Market
		Value
	Shares	(000)
Consumer Discretionary — (continued)
Univision Communications, Inc. Class A(a)	53,184	$1,884
V.F. Corp.	18,547	1,522
Viacom, Inc. Class B(a)	147,967	6,071
Walt Disney Co.	436,355	14,954
Wendy’s International, Inc.	19,445	643
Whirlpool Corp.	16,314	1,354
Wyndham Worldwide Corp.(a)	41,656	1,334
Yum! Brands, Inc.	56,301	3,310
		291,284
Consumer Staples — 9.0%
Altria Group, Inc.	443,148	38,031
Anheuser-Busch Cos., Inc.	163,576	8,048
Archer-Daniels-Midland Co.	138,600	4,430
Avon Products, Inc.	94,744	3,130
Brown-Forman Corp. Class B	17,234	1,142
Campbell Soup Co.	45,335	1,763
Clorox Co.	31,410	2,015
Coca-Cola Co.	429,883	20,742
Coca-Cola Enterprises, Inc.	58,182	1,188
Colgate-Palmolive Co.	107,777	7,031
ConAgra Foods, Inc.	108,384	2,926
Constellation Brands, Inc.
Class A(a)	42,839	1,243
Costco Wholesale Corp.	98,160	5,190
CVS Corp.	173,828	5,373
Dean Foods Co.(a)	28,488	1,204
Estee Lauder Cos, Inc. Class A	26,085	1,065
General Mills, Inc.	72,098	4,153
H.J. Heinz Co.	70,540	3,175
Hershey Foods Corp.	37,424	1,864
Kellogg Co.	51,894	2,598
Kimberly-Clark Corp.	95,667	6,501
Kroger Co.	152,500	3,518
McCormick & Co., Inc.	27,487	1,060
Molson Coors Brewing Co., Class B	9,674	739
Pepsi Bottling Group, Inc.	28,442	879
PepsiCo, Inc.	347,700	21,749
Procter & Gamble Co.	669,257	43,013
Reynolds American, Inc.	35,793	2,343
Safeway, Inc.	93,987	3,248
Sara Lee Corp.	159,220	$2,712
SuperValu, Inc.	43,143	1,542
Sysco Corp.	129,690	4,767
Tyson Foods, Inc., Class A	53,967	888
UST Corp.	33,653	1,959
Wal-Mart Stores, Inc.	518,655	23,952
Walgreen Co.	214,277	9,833
Whole Foods Market, Inc.	29,093	1,365
Wrigley Wm., Jr. Co.	46,515	2,406
		248,785
Energy — 9.4%
Anadarko Petroleum Corp.	96,412	4,196
Apache Corp.	69,248	4,606
Baker Hughes, Inc.	67,398	5,032
BJ Services Co.	63,108	1,850
Chesapeake Energy Corp.	88,050	2,558
ChevronTexaco Corp.	461,642	33,944
ConocoPhillips	347,586	25,009
Devon Energy Corp.	93,214	6,253
El Paso Corp.	145,854	2,229
EOG Resources, Inc.	50,728	3,168
ExxonMobil Corp.	1,232,334	94,434
Halliburton Co.	212,954	6,612
Hess Corp.	57,066	2,829
Kinder Morgan, Inc.	22,209	2,349
Marathon Oil Corp.	74,794	6,918
Murphy Oil Corp.	39,623	2,015
Nabors Industries, Ltd.(a)	65,339	1,946
National Oilwell Varco, Inc.(a)	36,416	2,228
Noble Corp.	28,613	2,179
Occidental Petroleum Corp.	183,115	8,941
Rowan Cos., Inc.	23,312	774
Schlumberger, Ltd.	249,997	15,790
Smith International, Inc.	42,332	1,738
Sunoco, Inc.	25,642	1,599
Transocean, Inc.(a)	61,904	5,007
Valero Energy Corp.	127,305	6,513
Weatherford International Ltd.(a)	73,029	3,052
Williams Cos., Inc.	126,532	3,305
XTO Energy, Inc.	77,341	3,639
		260,713

10

		Market
		Value
	Shares	(000)
Financials — 21.9%
ACE, Ltd.	68,370	$4,141
AFLAC, Inc.	103,444	4,758
Allstate Corp.	131,623	8,570
Ambac Financial Group, Inc.	22,117	1,970
American Express Co.	256,477	15,560
American International Group, Inc.	550,102	39,420
Ameriprise Financial, Inc.	52,055	2,837
AON Corp.	66,231	2,341
Apartment Investment & Management Co. Class A	20,565	1,152
Archstone-Smith Trust	46,242	2,692
Bank of America Corp.	951,021	50,775
Bank of New York Co., Inc.	161,084	6,342
BB&T Corp.	113,373	4,980
Bear Stearns Cos., Inc.	25,379	4,131
Boston Properties, Inc.	24,276	2,716
Capital One Financial Corp.	86,384	6,636
CB Richard Ellis Group, Inc. Class A(a)	38,900	1,291
Charles Schwab Corp.	215,277	4,163
Chicago Mercantile Exchange Holdings, Inc.	7,459	3,802
Chubb Corp.	87,049	4,606
Cincinnati Financial Corp.	36,619	1,659
CIT Group, Inc.	42,131	2,350
Citigroup, Inc.	1,040,542	57,958
Comerica, Inc.	33,939	1,992
Commerce Bancorp, Inc.	38,423	1,355
Compass Bancshares, Inc.	27,185	1,622
Countrywide Financial Corp.	131,490	5,582
E*Trade Financial Corp.(a)	89,682	2,011
Equity Office Properties Trust	73,873	3,558
Equity Residential	61,100	3,101
Fannie Mae	205,469	12,203
Federal Home Loan Mortgage Corp.	146,803	9,968
Federated Investors, Inc. Class B	18,160	613
Fidelity National Information Services, Inc.	34,498	1,383
Fifth Third Bancorp	117,969	4,828
First Horizon National Corp.	26,198	1,095
Franklin Resources, Inc.	35,354	$3,895
Genworth Financial, Inc. Class A	96,501	3,301
Goldman Sachs Group, Inc.	89,885	17,919
Hartford Financial Services Group, Inc.	67,089	6,260
Huntington Bancshares, Inc.	50,711	1,204
J.P. Morgan Chase & Co.	735,016	35,501
Janus Capital Group, Inc.	45,056	973
KeyCorp	83,775	3,186
Kimco Realty Corp.	47,843	2,151
Legg Mason, Inc.	27,686	2,632
Lehman Brothers Holdings, Inc.	113,292	8,850
Lincoln National Corp.	59,782	3,970
Loews Corp.	96,944	4,020
M & T Bank Corp.	16,052	1,961
Marsh & McLennan Cos., Inc.	116,800	3,581
Marshall & Ilsley Corp.	53,960	2,596
MBIA, Inc.	28,847	2,108
Mellon Financial Corp.	86,595	3,650
Merrill Lynch & Co., Inc.	187,113	17,420
MetLife, Inc.	161,409	9,525
MGIC Investment Corp.	18,418	1,152
Moody’s Corp.	49,487	3,418
Morgan Stanley	223,352	18,188
National City Corp.	133,791	4,891
Northern Trust Corp.	38,964	2,365
Plum Creek Timber Co., Inc.	38,698	1,542
PNC Financial Services Group, Inc.	62,042	4,594
Principal Financial Group, Inc.	56,228	3,301
Progressive Corp.	161,699	3,916
ProLogis	51,362	3,121
Prudential Financial, Inc.	100,521	8,631
Public Storage, Inc.	25,680	2,504
Realogy Corp.(a)	43,639	1,323
Regions Financial Corp.	153,917	5,756
SAFECO Corp.	21,841	1,366
Simon Property Group, Inc.	46,909	4,751
SLM Corp.	85,313	4,161
Sovereign Bancorp, Inc.	73,343	1,862
St. Paul Travelers Cos., Inc.	145,882	7,832
State Street Corp.(b)	69,744	4,704
SunTrust Banks, Inc.	76,113	6,428

11

		Market
		Value
	Shares	(000)
Financials — (continued)
Synovus Financial Corp.	67,819	$2,091
T. Rowe Price Group, Inc.	55,753	2,440
Torchmark Corp.	20,742	1,323
U.S. Bancorp	370,737	13,417
UnumProvident Corp.	70,362	1,462
Vornado Realty Trust	27,180	3,302
Wachovia Corp.	403,744	22,993
Washington Mutual, Inc.	199,150	9,059
Wells Fargo Co.	714,949	25,424
Western Union Co.	162,410	3,641
XL Capital, Ltd. Class A	37,851	2,726
Zions Bancorp	22,290	1,838
		604,386
Health Care — 11.6%
Abbott Laboratories	325,078	15,835
Aetna, Inc.	110,591	4,775
Allergan, Inc.	32,090	3,842
AmerisourceBergen Corp.	41,365	1,860
Amgen, Inc.(a)	247,049	16,876
Applera Corp. — Applied Biosystems Group	38,487	1,412
Barr Pharmaceuticals, Inc.(a)	22,471	1,126
Bausch & Lomb, Inc.	11,361	591
Baxter International, Inc.	138,557	6,428
Becton, Dickinson & Co.	51,991	3,647
Biogen Idec, Inc.(a)	71,901	3,537
Biomet, Inc.	52,003	2,146
Boston	248,691	4,273
Bristol-Myers Squibb Co.	417,718	10,994
C.R. Bard, Inc.	21,663	1,797
Cardinal Health, Inc.	85,634	5,517
Caremark Rx, Inc.	90,090	5,145
Celgene Corp.(a)	79,000	4,545
CIGNA Corp.	21,763	2,863
Coventry Health Care, Inc.(a)	33,705	1,687
Eli Lilly & Co.	208,848	10,881
Express Scripts, Inc.(a)	29,091	2,083
Forest Laboratories, Inc.(a)	66,417	3,361
Genzyme Corp.(a)	55,278	3,404
Gilead Sciences, Inc.(a)	97,402	6,324
Health Management Associates, Inc. Class A	50,557	1,067
Hospira, Inc.(a)	32,339	$1,086
Humana, Inc.(a)	34,534	1,910
IMS Health, Inc.	42,014	1,155
Johnson & Johnson	613,981	40,535
King Pharmaceuticals, Inc.(a)	50,093	798
Laboratory Corp. of America Holdings(a)	26,382	1,938
Manor Care, Inc.	14,700	690
McKesson Corp.	62,129	3,150
Medco Health Solutions, Inc.(a)	62,067	3,317
MedImmune, Inc.(a)	48,823	1,580
Medtronic, Inc.	243,962	13,054
Merck & Co., Inc.	459,042	20,014
Millipore Corp.(a)	10,763	717
Mylan Laboratories Inc.	43,339	865
Patterson Cos., Inc.(a)	29,591	1,051
Pfizer, Inc.	1,526,997	39,549
Quest Diagnostics, Inc.	33,907	1,797
Schering-Plough Corp.	314,004	7,423
St. Jude Medical, Inc.(a)	74,428	2,721
Stryker Corp.	61,705	3,401
Tenet Healthcare Corp.(a)	99,321	692
Thermo Electron Corp.(a)	85,997	3,895
UnitedHealth Group, Inc.	284,559	15,289
Watson Pharmaceuticals, Inc.(a)	22,071	575
Wellpoint, Inc.(a)	131,688	10,363
Wyeth	284,221	14,473
Zimmer Holdings, Inc.(a)	51,281	4,019
		322,073
Industrials — 10.6%
3M Co.	155,982	12,156
Allied Waste Industries, Inc.(a)	50,835	625
American Power Conversion Corp.	36,779	1,125
American Standard Cos., Inc.	37,436	1,716
Avery Dennison Corp.	19,933	1,354
Boeing Co.	167,871	14,914
Burlington Northern Santa Fe Corp.	76,490	5,646
Caterpillar, Inc.	137,003	8,402
Cintas Corp.	28,572	1,135
Cooper Industries, Ltd.	19,182	1,735
CSX Corp.	92,941	3,200
Cummins, Inc.	11,508	1,360

12

		Market
		Value
	Shares	(000)
Industrials — (continued)
Danaher Corp.	49,582	$3,592
Deere & Co.	48,394	4,601
Dover Corp.	42,847	2,100
Eaton Corp.	32,077	2,410
Emerson Electric Co.	169,008	7,452
Equifax, Inc.	26,852	1,090
FedEx Corp.	64,549	7,011
Fluor Corp.	18,164	1,483
General Dynamics Corp.	85,678	6,370
General Electric Co.	2,177,851	81,038
Goodrich Co.	25,837	1,177
Honeywell International, Inc.	172,884	7,821
Illinois Tool Works, Inc.	87,506	4,042
Ingersoll-Rand Co. Class A	64,113	2,509
ITT Industries, Inc.	38,526	2,189
L-3 Communications Holdings, Inc.	25,281	2,068
Lockheed Martin Corp.	75,007	6,906
Masco Corp.	83,337	2,489
Monster Worldwide, Inc.(a)	26,276	1,226
Norfolk Southern Corp.	83,334	4,191
Northrop Grumman Corp.	71,806	4,861
PACCAR, Inc.	53,220	3,454
Pall Corp.	26,856	928
Parker-	25,303	1,945
Pitney Bowes, Inc.	46,085	2,129
R.R. Donnelley & Sons Co.	45,803	1,628
Raytheon Co.	93,511	4,937
Robert Half International, Inc.	36,327	1,348
Rockwell Automation, Inc.	37,236	2,274
Rockwell Collins, Inc.	35,532	2,249
Ryder Systems, Inc.	12,821	655
Southwest Airlines Co.	166,660	2,553
Terex Corp.(a)	21,500	1,388
Textron, Inc.	27,058	2,537
Tyco International, Ltd.	421,181	12,804
Union Pacific 56,518	5,201
United Parcel Service, Inc. Class B	228,116	17,104
United Technologies Corp.	213,583	13,353
W.W. Grainger, Inc.	16,159	1,130
Waste Management, Inc.	112,537	4,138
		291,749
Information Technology — 14.4%
ADC Telecommunications, Inc.(a)	25,096	$365
Adobe Systems, Inc.(a)	122,225	5,026
Advanced Micro Devices, Inc.(a)	116,605	2,373
Affiliated Computer Services, Inc. Class A(a)	24,679	1,205
Agilent Technologies, Inc.(a)	86,267	3,006
Altera Corp.(a)	76,216	1,500
Analog Devices, Inc.	75,095	2,468
Apple Computer, Inc.(a)	179,554	15,233
Applied Materials, Inc.	289,679	5,345
Autodesk, Inc.(a)	48,583	1,966
Automatic Data Processing, Inc.	117,306	5,777
Avaya, Inc.(a)	92,417	1,292
BMC Software, Inc.(a)	44,771	1,442
Broadcom Corp. Class A(a)	97,879	3,162
CA, Inc.	86,100	1,950
CIENA Corp.(a)	18,068	501
Cisco Systems, Inc.(a)	1,282,397	35,048
Citrix Systems, Inc.(a)	38,274	1,035
Cognizant Technology Solutions Corp. Class A	29,900	2,307
Computer Sciences Corp.(a)	36,295	1,937
Compuware Corp.(a)	78,803	656
Comverse Technology, Inc.(a)	42,971	907
Convergys Corp.(a) Corp.	28,696	682
Corning, Inc.(a)	331,317	6,199
Dell, Inc.(a)	481,994	12,093
Electronic Arts, Inc.(a)	63,803	3,213
Electronic Data Systems Corp.	108,129	2,979
EMC Corp.	466,362	6,156
First Data Corp.	162,410	4,145
Fiserv, Inc.(a)	36,462	1,911
Google, Inc. Class A(a)	45,351	20,883
Hewlett-Packard Co.	577,631	23,793
IAC(a)	46,900	1,743
Intel Corp.	1,216,018	24,624
International Business Machines Corp. Corp.	318,025	30,896
Intuit, Inc.(a)	72,828	2,222
Jabil Circuit, Inc.	37,335	917
Juniper Networks, Inc.(a)	117,475	2,225
KLA-Tencor Corp.	41,996	2,089

13

		Market
		Value
	Shares	(000)
Information Technology — (continued)
Lexmark International Group, Inc. Class A(a)	21,769	$1,593
Linear Technology Corp.	63,875	1,937
LSI Logic Corp.(a)	82,199	740
Maxim Integrated Products, Inc.	67,368	2,063
Micron Technology, Inc.(a)	159,715	2,230
Microsoft Corp.	1,832,017	54,704
Molex, Inc.	29,603	936
Motorola, Inc.	509,619	10,478
National Semiconductor Corp.	62,815	1,426
NCR Corp.(a)	38,303	1,638
Network Appliance, Inc.(a)	78,313	3,076
Novell, Inc.(a)	69,067	428
Novellus Systems, Inc.(a)	27,450	945
NVIDIA Corp.(a)	74,136	2,744
Oracle Corp.(a)	851,387	14,593
Paychex, Inc.	70,251	2,778
PerkinElmer, Inc.	27,340	608
PMC-Sierra, Inc.(a)	43,362	291
QLogic Corp.(a)	34,395	754
QUALCOMM, Inc.	350,570	13,248
Sabre Holdings Corp. Class A	28,511	909
SanDisk Corp.(a)	48,429	2,084
Sanmina-SCI Corp.(a)	113,211	391
Solectron Corp.(a)	187,819	605
Sun Microsystems, Inc.(a)	735,209	3,985
Symantec Corp.(a)	198,688	4,143
Symbol Technologies, Inc.	52,353	782
Tektronix, Inc.	16,785	490
Tellabs, Inc.(a)	93,871	963
Teradyne, Inc.(a)	41,522	621
Texas Instruments, Inc.	314,217	9,049
Unisys Corp.(a)	73,007	572
VeriSign, Inc.(a)	51,462	1,238
Waters Corp.(a)	21,925	1,074
Xerox Corp.(a)	206,489	3,500
Xilinx, Inc.	72,429	1,724
Yahoo!, Inc.(a)	262,402	6,702
		397,313
Materials — 3.0%
Air Products & Chemicals, Inc.	46,035	3,235
Alcoa, Inc.	180,719	5,423
Allegheny Technologies, Inc.	21,296	$1,931
Ashland, Inc.	13,322	922
Ball Corp.	21,739	948
Bemis Co., Inc.	21,698	737
Consol Energy, Inc.	38,421	1,235
Dow Chemical Co.	204,034	8,149
E.I. Du Pont de Nemours & Co.	195,949	9,545
Eastman Chemical Co.	16,917	1,003
Ecolab, Inc.	38,344	1,733
Freeport-McMoRan Copper & Gold, Inc. Class B	40,644	2,265
Hercules, Inc.(a)	24,773	478
International Flavors & Fragrances, Inc.	16,257	799
International Paper Co.	94,457	3,221
MeadWestvaco Corp.	37,708	1,134
Monsanto Co.	113,151	5,944
Newmont Mining Corp.	94,339	4,259
Nucor Corp.	64,112	3,504
Pactiv Corp.(a)	29,855	1,066
Peabody Energy Corp.	55,400	2,239
Phelps Dodge Corp.	42,645	5,105
PPG Industries, Inc.	34,599	2,222
Praxair, Inc.	67,634	4,013
Rohm & Haas Co.	29,991	1,533
Sealed Air Corp.	17,090	1,110
Sigma-Aldrich Corp.	13,837	1,075
Temple-Inland, Inc.	23,000	1,059
United States Steel Corp.	26,183	1,915
Vulcan Materials Co.	19,760	1,776
Weyerhaeuser Co.	49,587	3,503
		83,081
Telecommunication Services — 3.4%
ALLTEL Corp.	80,854	4,890
AT&T, Inc.	811,422	29,008
BellSouth Corp.	386,329	18,200
CenturyTel, Inc.	23,885	1,043
Citizens Communications Co.	69,090	993
Embarq Corp.	31,143	1,637
JDS Uniphase Corp.(a)	44,204	736
Qwest Communications International, Inc.(a)	332,980	2,787
Sprint Corp. (Fon Group)	613,076	11,581

14

		Market
		Value
	Shares	(000)
Telecommunication Services — (continued)
Verizon Communications, Inc.	618,227	$23,023
Windstream Corp.	99,356	1,413
		95,311
Utilities — 3.4%
AES Corp.(a)	138,351	3,049
Allegheny Energy, Inc.(a)	34,008	1,561
Ameren Corp.	42,678	2,293
American Electric Power Co., Inc.	82,514	3,513
CenterPoint Energy, Inc.	64,100	1,063
CMS Energy Corp.(a)	46,751	781
Consolidated Edison, Inc.	54,385	2,614
Constellation Energy Group, Inc.	37,222	2,563
Dominion Resources, Inc.	74,121	6,214
DTE Energy Co.	37,063	1,794
Duke Energy Corp.	266,428	8,848
Dynegy Inc. Class A(a)	77,580	562
Edison International	67,978	3,092
Entergy Corp.	44,181	4,079
Exelon Corp.	142,321	8,808
FirstEnergy Corp.	69,031	4,163
FPL Group, Inc.	85,845	4,672
KeySpan Corp.	36,721	1,512
Nicor, Inc.	9,343	437
NiSource, Inc.	58,048	1,399
Peoples Energy Corp.	8,157	364
PG&E Corp.	73,854	3,495
Pinnacle West Capital Corp.	20,647	1,047
PPL Corp.	79,488	2,849
Progress Energy, Inc.	52,576	2,580
Public Service Enterprise Group, Inc.	52,589	3,491
Questar Corp.	18,000	1,495
Sempra Energy	54,262	3,041
Southern Co.	154,849	$5,708
TECO Energy, Inc.	43,414	748
TXU Corp.	96,201	5,215
Xcel Energy, Inc.	84,065	1,939
		94,989

Total Common Stocks (Cost $1,689,558,213)		2,689,684

	Par
	Amount
	(000)
U.S. Government Securities — 0.2%
United States Treasury Bill 4.83% due 03/08/07(c)(d)	$4,299	4,261
Total U.S. Government Securities (Cost $4,260,932)		4,261

	Shares
	(000)
Money Market Funds — 2.5%
AIM Short Term Investment Prime Portfolio	68,244	$68,244
Federated Money Market Obligations Trust	526	526
Total Money Market Funds (Cost $68,770,218)		68,770
Total Investments — 99.9% (identified cost $1,762,589,363)		$2,762,715
Other Assets in Excess of Liabilities — 0.1%		3,981
Net Assets — 100%		$2,766,696

(a) Non-income producing security.

(b) Affiliated issuer. See table that follows for more information.

(c) Rate represents annualized yield at date of purchase.

(d) Security held as collateral in relation to initial margin requirements on futures contracts.

15

	Number	Unrealized
	of	Appreciation
	Contracts	(000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 03/2007	1,070	$12
Total unrealized appreciation on open futures contracts purchased		$12

Affiliate Table

					Income Earned
	Number of	Shares purchased			for the
	shares held	for the year	Shares sold	Number of	year ended	Realized Gain
	at	ended	the year ended	shares held at	12/31/06	on shares sold
Security Description	12/31/2005	12/31/06	12/31/06	12/31/06	(000)	(000)
State Street Corp.	70,325	1,419	2,000	69,744	$56	$42

See Notes to Financial Statements

16

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities
December 31, 2006
(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $1,760,261)	$2,758,011
Investments in non-controlled affiliates at market (identified cost $2,328) (Note 4)	4,704
2,762,715

Receivables:
Investment securities sold	421
Dividends and interest	3,949
Total assets	2,767,085
Liabilities
Payables:
Daily variation margin on futures contracts	285
Management fees (Note 4)	104
Total liabilities	389
Net Assets	$2,766,696

See Notes to Financial Statements.

17

State Street Equity 500 Index Portfolio

Statement of Operations
For the Year Ended December 31, 2006
(Amounts in thousands)

Investment Income
Dividend income — unaffiliated issuers		$47,819
Dividend income — non-controlled affiliated issuer		56
Interest		2,803
Total Investment Income		50,678
Expenses
Management fees (Note 4)	$1,146
Total Expenses		1,146
Net Investment Income		49,532

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,724
Investments — non-controlled affiliated issuer	42
Futures contracts	5,128
		9,894
Net change in net unrealized appreciation (depreciation) on:
Investments	317,818
Futures contracts	778
		318,596
Net realized and unrealized gain		328,490
Net Increase in Net Assets Resulting from Operations		$378,022

See Notes to Financial Statements.

18

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets
(Amounts in thousands)

	For the	For the
	Year Ended	Year Ended
	December 31, 2006	December 31, 2005

Increase (Decrease) in Net Assets From:
Operations
Net Investment Income	$49,532	$45,936
Net realized gain (loss) on investments and futures contracts	9,894	(7,186)
Net change in net unrealized appreciation (depreciation)	318,596	63,727
Net increase in net assets resulting from operations	378,022	102,477

Capital Transactions
Proceeds from contributions	310,574	278,352
Contributions in-kind	8,054	—
Fair value of withdrawals	(383,063)	(457,339)
Withdrawals in-kind	—	(237,848)
Net decrease in net assets from capital transactions	(64,435)	(416,835)

Total Net Increase (Decrease) in Net Assets	313,587	(314,358)
Net Assets
Beginning of period	2,453,109	2,767,467
End of period	$2,766,696	$2,453,109

See Notes to Financial Statements.

19

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$2,766,696	$2,453,109	$2,767,467	$2,714,672	$1,992,548
Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	1.94%	1.84%	1.97%	1.74%	1.57%
Portfolio turnover rate*	10%	8%	9%	12%	13%
Total return(a)	15.75%	4.87%	10.86%	28.62%	(22.16)%

*              The portfolio turnover rate excludes in-kind security transactions.

(a) Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

20

State Street Equity 500 Index Portfolio

Notes to Financial Statements
December 31, 2006

1.                 Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises six investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these Street Equity 500 Index Portfolio (the “Portfolio”). At December 31, 2006, only the Portfolio and State Street Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.                 Significant Accounting

The following is a summary of the significant in the preparation of its financial statements

Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities transactions, investment income and expenses: Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date.

21

Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

Futures: The Portfolio may enter into financial performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

Use of Estimates: The Portfolio’s financial accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3.                 Securities Transactions

For the year ended December 31, 2006, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $237,271,572 and $269,069,491, respectively. The aggregate value of in-kind contributions and withdrawals were $8,053,539 and $0, respectively.

At December 31, 2006, the book cost of investments was $1,762,589,363 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized

22

depreciation was $1,064,901,605 and $64,775,938, respectively, resulting in net appreciation of $1,000,125,667 for all securities as computed on a federal income tax basis.

The difference between book and tax cost amounts are primarily due to wash sale loss deferrals.

4.                 Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2006 is listed in the Portfolio of Investments.

5.                 Indemnifications

Like many other companies, the Trust’s organizational documents provide that its officers and trustees are indemnified against certain addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

6.                 New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes —  an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the

23

Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a NAV is calculated preceding the Portfolio’s 2007 semi-annual report, June 29, 2007. Management continues to evaluate the application of the Interpretation to the Portfolio, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio’s financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and

Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the Portfolio) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 22, 2007

25

State Street Equity 500 Index Portfolio

General Information (Unaudited)

December 31, 2006

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC’’) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of its fiscal year (as of March and September available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 30, 2006 (the “Meeting’’) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement’’). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the “Adviser’’) under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in

26

managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.6 trillion in assets under management as of September 30, 2006. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products is exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio was satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio was appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. Accordingly, they concluded that the performance the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended September 30, 2006. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Portfolio’s advisory fee and total expense ratio were lower than the average for its peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee. The Board determined that the Adviser’s fees were fair and reasonable.

27

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’ relationship with State Street as fund administrator, custodian and transfer agent. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio’s brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

28

State Street Equity 500 Index Portfolio

Trustees and Executive Officers (Unaudited).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

•                     business addresses and ages;

•                     principal occupations during the past five years; and

•                     other directorships of publicly traded companies or funds.

As of December 31, 2006, none of the Trustees were considered to be an “interested person’’ of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees’’).

Name, Address, and Date of Birth (“DOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Independent Trustees

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: July 7, 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 2/00	Company L.L.C. (investment adviser) (1995-present).	12

Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, the China Fund, Inc.; Chairman and Trustee, Scottish Widows Investment Partnership Trust; and Director, Reaves Utility Income Fund

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: January 20, 1937	Trustee	Term: Indefinite Elected: 2/00	Trustee of Old Mutual South Africa Master Trust (investments) (1995-present); Chairman emeritus, Children’s Hospital (1984-present); Director, Boston Plan For Excellence (non- profit) (1994-present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959-1999). Mr. Boyan retired in 1999.	12	Trustee, State Street Institutional Investment Trust; and Trustee, Old Mutual South Africa Master Trust

29

Name, Address, and Date of Birth (“DOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Rina K. Spence 7 Acacia Street Cambridge, MA 02138 DOB: October 24, 1948	Trustee	Term: Indefinite 12 Elected: 2/00	President of SpenceCare International LLC (1998-present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001-present); Chief Executive Officer, IEmily.com (internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); Trustee, Eastern Enterprise (utilities) (1988-2000).	12	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America; and Director, IEmily.com

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: December 23, 1940	Trustee	Term: Indefinite 12 Elected: 2/00	Executive Vice President of Chase Manhattan Bank (1987-1999). Mr. Williams retired in 1999.	12	Trustee, State Street Institutional Investment Trust

*                    The “Fund Complex” consists of six series of the Trust and six series of State Street Institutional Investment Trust.

30

Name, Address, and Date of Birth (“DOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Executive Officers

James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: June 24, 1965	President	Term: Indefinite Elected: 4/05	President, SSgA Funds Management, inc. (2005-present); Principal, SSgA Funds Management, Inc. (2001-2005); Senior Managing Director, State Street Global Advisors (March 2006-present); Principal, State Street Global Advisers (March 2000-March 2006).	—	—

Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: July 4, 1951	Treasurer	Term: Indefinite Elected: 5/05	Senior Vice President of State Street Bank and Trust Company (2002-present); Managing Director, Deutsche Bank (including its predecessor, Scudder Investments), Fund Operations Unit (2001-2002); President, UAM Fund Services (1995 to 2001).	—	—

31

Name, Address, and Date of Birth (“DOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Karen Jacoppo-Wood State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: December 29, 1966	Secretary	Term: Indefinite Elected: 11/06	Vice President and Managing Counsel of State Street Bank and Trust Company (2006-present); Counsel, Pioneer Investment Management USA Inc. (2004 to 2006); Vice President and Counsel of State Street Bank and Trust Company (2002-2004).	—	—

Peter A. Ambrosini SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: December 17, 1943	Chief Compliance Officer	Term: Indefinite Elected: 5/04	Senior Principal and Chief Compliance and Risk Management Officer, SSgA Funds Management, Inc. and State Street Global Advisors (2001-present); Managing Director, PricewaterhouseCoopers LLP (1986-2001).	—	—

*                    Each officer may have served in various other capacities for the same organization during the length of time served.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

32

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Cener

One Lincoln Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio

State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

33

ISAR-02/07 (48392)

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Small Cap Fund – Class R

Core Opportunities Fund

Core Opportunities Fund – Class R

Tuckerman Active REIT Fund

Aggressive Equity Fund

Aggressive Equity Fund – Class R

IAM SHARES Fund

Large Cap Growth Opportunities Fund

Large Cap Value Fund

Enhanced Small Cap Fund

Directional Core Equity Fund

Semiannual Report

February 28, 2007

SSgA Funds
Equity Funds

Semiannual Report

February 28, 2007 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA

Disciplined Equity Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,095.40	$1,022.61
Expenses Paid During Period *	$2.29	$2.21

* Expenses are equal to the Fund's expense ratio of .44% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Disciplined Equity Fund
3

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SSgA
Disciplined Equity Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.5%
Consumer Discretionary - 11.2%
American Eagle Outfitters, Inc.	32,800	1,018
Autozone, Inc. (Æ)	9,600	1,203
Barnes & Noble, Inc.	1,300	53
Best Buy Co., Inc.	7,900	367
Big Lots, Inc. (Æ)	44,000	1,101
Brinker International, Inc.	9,500	323
CBS Corp. Class B	49,600	1,505
Choice Hotels International, Inc.	3,500	131
Clear Channel Communications, Inc.	19,700	713
Comcast Corp. Class A (Æ)(Ñ)	18,950	487
Dollar Tree Stores, Inc. (Æ)	9,300	317
Expedia, Inc. (Æ)	29,900	636
Federated Department Stores, Inc.	18,702	835
General Motors Corp.	12,200	389
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	1,800	44
Harley-Davidson, Inc.	16,200	1,068
Harte-Hanks, Inc.	19,100	524
Hasbro, Inc.	41,500	1,174
Home Depot, Inc.	16,500	653
Jarden Corp. (Æ)	1,200	44
JC Penney Co., Inc.	17,700	1,436
John Wiley & Sons, Inc. Class A	7,300	281
Kohl's Corp. (Æ)	21,100	1,456
Marriott International, Inc. Class A	400	19
McDonald's Corp.	47,800	2,090
Newell Rubbermaid, Inc.	900	28
Nike, Inc. Class B	5,900	616
Nordstrom, Inc.	10,500	558
NVR, Inc. (Æ)(Ñ)	700	474
Office Depot, Inc. (Æ)	22,200	741
Omnicom Group, Inc.	13,900	1,440
Sears Holdings Corp. (Æ)	900	162
Sherwin-Williams Co. (The)	4,000	266
Time Warner, Inc.	105,150	2,140
TJX Cos., Inc.	14,600	402
Walt Disney Co. (The)	60,000	2,056
Warner Music Group Corp. (Ñ)	17,000	339
Wyndham Worldwide Corp. (Æ)	700	25
		27,114
Consumer Staples - 8.6%
Altria Group, Inc.	48,400	4,079
Anheuser-Busch Cos., Inc.	36,200	1,777
Campbell Soup Co.	17,300	706
Coca-Cola Co. (The)	50,200	2,343
Coca-Cola Enterprises, Inc.	28,100	565
Colgate-Palmolive Co.	11,100	748
Energizer Holdings, Inc. (Æ)	10,500	902
Kimberly-Clark Corp.	3,100	211
Kroger Co. (The)	49,100	1,260
Loews Corp. - Carolina Group	13,800	994
Pepsi Bottling Group, Inc.	33,100	1,026
PepsiCo, Inc.	35,600	2,248
Procter & Gamble Co.	42,585	2,704

	Principal Amount ($) or Shares	Market Value $
Reynolds American, Inc. (Ñ)	1,400	85
Wal-Mart Stores, Inc.	23,800	1,150
		20,798
Energy - 9.0%
Cameron International Corp. (Æ)	5,900	334
Chevron Corp.	38,720	2,657
ConocoPhillips	25,329	1,657
ENSCO International, Inc.	6,600	331
Exxon Mobil Corp.	125,216	8,976
Frontier Oil Corp.	2,400	71
Global Industries, Ltd. (Æ)	21,900	323
Halliburton Co.	5,200	161
Kinder Morgan, Inc. (Ñ)	900	95
Marathon Oil Corp. (Ñ)	16,000	1,452
Occidental Petroleum Corp.	34,300	1,584
Schlumberger, Ltd.	24,800	1,557
Tesoro Corp.	9,800	893
Tidewater, Inc. (Ñ)	8,300	431
Valero Energy Corp.	21,500	1,239
		21,761
Financials - 21.1%
ACE, Ltd.	4,000	225
Allstate Corp. (The)	28,300	1,700
AMBAC Financial Group, Inc.	6,400	561
American Express Co.	4,600	262
American International Group, Inc.	56,125	3,766
Annaly Capital Management, Inc. (ö)	72,900	1,022
Assurant, Inc.	10,800	577
Bank of America Corp.	105,303	5,357
Bank of Hawaii Corp. (Ñ)	8,400	434
BB&T Corp.	17,900	760
Bear Stearns Cos., Inc. (The)	8,900	1,355
CB Richard Ellis Group, Inc. Class A (Æ)	14,000	466
Chubb Corp.	7,800	398
CIT Group, Inc.	22,300	1,259
Citigroup, Inc.	97,800	4,929
CNA Financial Corp. (Æ)	300	12
Comerica, Inc.	4,400	266
Conseco, Inc. (Æ)(Ñ)	4,000	80
Countrywide Financial Corp.	11,100	425
Fannie Mae	14,100	800
First Marblehead Corp. (The)	19,500	880
Freddie Mac	9,400	603
Genworth Financial, Inc. Class A	40,900	1,447
Goldman Sachs Group, Inc.	13,300	2,681
Hartford Financial Services Group, Inc.	7,300	690
HRPT Properties Trust (ö)(Ñ)	1,300	17
JPMorgan Chase & Co.	87,372	4,316
KeyCorp	7,900	298
Lehman Brothers Holdings, Inc.	23,000	1,686
Marsh & McLennan Cos., Inc.	2,600	77
MBIA, Inc.	4,000	266
Merrill Lynch & Co., Inc.	22,500	1,883
Metlife, Inc.	16,700	1,055

Disciplined Equity Fund
5

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley	6,300	472
National City Corp.	10,100	382
Nuveen Investments, Inc. Class A (Ñ)	20,300	988
PNC Financial Services Group, Inc.	7,500	550
Popular, Inc. (Ñ)	11,300	198
Taubman Centers, Inc. (ö)	12,300	732
TD Banknorth, Inc.	7,100	228
Thornburg Mortgage, Inc. (ö)(Ñ)	12,500	317
Torchmark Corp.	600	38
Transatlantic Holdings, Inc.	400	26
Travelers Cos., Inc. (The)	14,000	741
UnionBanCal Corp.	6,900	422
UnumProvident Corp. (Ñ)	2,800	60
US Bancorp	8,200	292
Wachovia Corp.	55,000	3,045
Washington Mutual, Inc.	14,600	629
Wells Fargo & Co.	35,000	1,215
WR Berkley Corp.	3,100	101
		50,989
Health Care - 12.4%
Abbott Laboratories	34,700	1,895
Aetna, Inc.	8,100	359
AmerisourceBergen Corp. Class A	23,800	1,254
Amgen, Inc. (Æ)	36,088	2,319
Cardinal Health, Inc.	22,900	1,605
Cigna Corp.	3,400	485
Cytyc Corp. (Æ)	6,700	203
Endo Pharmaceuticals Holdings, Inc. (Æ)	3,600	112
Express Scripts, Inc. Class A (Æ)	5,600	422
Gilead Sciences, Inc. (Æ)	1,300	93
Humana, Inc. (Æ)	3,700	221
IMS Health, Inc. (Ñ)	23,500	679
Johnson & Johnson	71,630	4,516
Kinetic Concepts, Inc. (Æ)	19,400	954
King Pharmaceuticals, Inc. (Æ)	26,600	496
Laboratory Corp. of America Holdings (Æ)	2,700	215
McKesson Corp.	25,700	1,433
Medtronic, Inc.	1,200	61
Merck & Co., Inc.	46,500	2,054
Pfizer, Inc.	179,455	4,479
Thermo Fisher Scientific, Inc. (Æ)	21,500	973
UnitedHealth Group, Inc.	30,800	1,608
Waters Corp. (Æ)	11,600	629
WellCare Health Plans, Inc. (Æ)	8,300	682
WellPoint, Inc. (Æ)	24,400	1,937
Wyeth	5,200	254
		29,938
Industrials - 12.1%
3M Co.	25,800	1,911
AGCO Corp. (Æ)	3,600	131
AMR Corp. (Æ)(Ñ)	4,100	140
Armor Holdings, Inc. (Æ)	8,600	548
Avis Budget Group, Inc. (Æ)	18,800	500
Boeing Co.	25,700	2,243

	Principal Amount ($) or Shares	Market Value $
Continental Airlines, Inc. Class A (Æ)	14,300	566
Cooper Industries, Ltd. Class A	12,700	1,165
CSX Corp.	15,000	565
Cummins, Inc.	2,200	296
Danaher Corp.	17,100	1,225
Dover Corp.	14,200	679
DRS Technologies, Inc.	3,700	196
Emerson Electric Co.	5,000	215
Equifax, Inc.	7,500	290
General Dynamics Corp.	21,900	1,675
General Electric Co.	163,500	5,709
HNI Corp. (Ñ)	600	30
Honeywell International, Inc.	24,200	1,124
Norfolk Southern Corp.	21,000	995
Northrop Grumman Corp.	16,800	1,207
Republic Services, Inc. Class A	6,200	261
Teleflex, Inc.	5,000	335
Terex Corp. (Æ)	17,500	1,152
Toro Co.	11,000	578
Tyco International, Ltd.	29,800	919
UAL Corp. (Æ)(Ñ)	12,800	512
United Parcel Service, Inc. Class B	25,300	1,776
United Technologies Corp.	19,500	1,280
Waste Management, Inc.	32,900	1,120
		29,343
Information Technology - 13.2%
Apple, Inc. (Æ)	13,600	1,151
Applied Materials, Inc.	31,200	579
Automatic Data Processing, Inc.	11,900	592
Avnet, Inc. (Æ)	800	29
AVX Corp.	22,700	347
BEA Systems, Inc. (Æ)	1,300	15
BMC Software, Inc. (Æ)	19,000	586
CA, Inc.	5,606	146
Cadence Design Systems, Inc. (Æ)	37,500	748
Cisco Systems, Inc. (Æ)	152,600	3,958
Computer Sciences Corp. (Æ)	5,300	281
Dell, Inc. (Æ)	63,700	1,456
Electronic Data Systems Corp.	10,700	300
First Data Corp.	9,400	240
Google, Inc. Class A (Æ)	3,200	1,438
Harris Corp.	4,200	206
Hewlett-Packard Co.	49,663	1,956
Intel Corp.	114,100	2,265
International Business Machines Corp.	39,500	3,674
JDS Uniphase Corp. (Æ)(Ñ)	350	6
Lam Research Corp. (Æ)	20,900	933
Lexmark International, Inc. Class A (Æ)	6,600	400
LSI Logic Corp. (Æ)(Ñ)	12,300	125
McAfee, Inc. (Æ)	36,900	1,111
Mettler Toledo International, Inc. (Æ)	1,700	147
Microsoft Corp.	175,800	4,952
Motorola, Inc.	55,300	1,024
NCR Corp. (Æ)	300	14
Novellus Systems, Inc. (Æ)(Ñ)	35,300	1,137

Disciplined Equity Fund
6

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Oracle Corp. (Æ)	46,900	771
Qualcomm, Inc.	5,100	205
Sabre Holdings Corp. Class A	6,300	204
Tech Data Corp. (Æ)	1,200	45
VeriSign, Inc. (Æ)	5,700	144
Western Union Co. (The)	23,100	501
Xerox Corp. (Æ)	9,800	169
		31,855
Materials - 3.9%
Ashland, Inc.	17,400	1,141
Carpenter Technology Corp.	1,000	119
Celanese Corp. Class A	33,700	963
FMC Corp.	1,200	88
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	8,700	500
Hercules, Inc. (Æ)	33,600	677
Nucor Corp.	7,100	432
Pactiv Corp. (Æ)	26,800	863
Phelps Dodge Corp.	4,700	587
PPG Industries, Inc.	10,300	682
Southern Copper Corp.	16,300	1,148
Temple-Inland, Inc.	22,900	1,369
United States Steel Corp.	4,200	372
Valspar Corp.	21,900	594
		9,535
Telecommunication Services - 3.6%
AT&T, Inc.	86,788	3,194
CenturyTel, Inc.	26,600	1,190
Citizens Communications Co. (Ñ)	45,100	680
Embarq Corp.	12,913	715
Qwest Communications International, Inc. (Æ)	69,100	613
Sprint Nextel Corp.	64,866	1,251
Verizon Communications, Inc.	25,600	958
		8,601
Utilities - 3.4%
American Electric Power Co., Inc.	31,700	1,422
Centerpoint Energy, Inc. (Ñ)	35,300	630
Duke Energy Corp.	7,400	146
Edison International	30,000	1,408
Energen Corp.	21,400	1,037
Exelon Corp.	18,800	1,239
FirstEnergy Corp.	23,700	1,483
KeySpan Corp.	9,300	382
MDU Resources Group, Inc. (Ñ)	9,450	250
Sempra Energy	3,700	222
		8,219
Total Common Stocks (cost $196,563)		238,153

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 1.3%
AIM Short Term Investment Prime Portfolio	6	—	±
Federated Investors Prime Cash Obligations Fund	2,905,787	2,906
United States Treasury Bills (ç)(ÿ)(§) 4.918% due 04/05/07 5.004% due 04/05/07	150 50	149 50
Total Short-Term Investments (cost $3,105)		3,105
Other Securities - 7.5%
State Street Navigator Securities Prime Lending Portfolio (W)	18,079,089	18,079
Total Other Securities (cost $18,079)		18,079
Total Investments - 107.3% (identified cost $217,747)		259,337
Other Assets and Liabilities, Net - (7.3%)		(17,654)
Net Assets - 100.0%		241,683

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund
7

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 03/07 (8)	2,818	(77)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(77)

Presentation of Portfolio Holdings — February 28, 2007

Categories	% of Net Assets
Consumer Discretionary	11.2
Consumer Staples	8.6
Energy	9.0
Financials	21.1
Health Care	12.4
Industrials	12.1
Information Technology	13.2
Materials	3.9
Telecommunication Services	3.6
Utilities	3.4
Short-Term Investments	1.3
Other Securities	7.5
Total Investments	107.3
Other Assets and Liabilities, Net	(7.3)
	100.0
Futures Contracts	(—	)*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund
8

SSgA

Small Cap Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,108.90	$1,018.99
Expenses Paid During Period *	$6.12	$5.86

* Expenses are equal to the Fund's expense ratio of 1.17% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,106.60	$1,016.86
Expenses Paid During Period *	$8.36	$8.00

* Expenses are equal to the Fund's expense ratio of 1.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Also includes amounts waived by the distributor. Without the waived and/or reimbursement, expenses would have been higher.

Small Cap Fund
9

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SSgA
Small Cap Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.9%
Consumer Discretionary - 20.6%
Aeropostale, Inc. (Æ)	26,100	956
Aftermarket Technology Corp. (Æ)	7,477	167
Ambassadors Group, Inc. (Ñ)	14,700	437
ArvinMeritor, Inc. (Ñ)	23,200	424
Big Lots, Inc. (Æ)(Ñ)	102,900	2,576
Blyth, Inc. (Ñ)	53,643	1,100
Bob Evans Farms, Inc. (Ñ)	9,349	338
Brown Shoe Co., Inc.	15,500	795
Career Education Corp. (Æ)(Ñ)	5,800	171
Charlotte Russe Holding, Inc. (Æ)(Ñ)	11,600	339
Deckers Outdoor Corp. (Æ)(Ñ)	10,598	691
Domino's Pizza, Inc.	15,800	488
DSW, Inc. Class A (Æ)(Ñ)	29,900	1,197
Group 1 Automotive, Inc. (Ñ)	9,600	444
Gymboree Corp. (Æ)	34,500	1,300
INVESTools, Inc. (Æ)(Ñ)	90,900	1,450
ITT Educational Services, Inc. (Æ)(Ñ)	17,100	1,368
Jo-Ann Stores, Inc. (Æ)(Ñ)	56,822	1,280
K2, Inc. (Æ)(Ñ)	53,300	624
Kellwood Co. (Ñ)	17,700	558
Leapfrog Enterprises, Inc. Class A (Æ)	51,206	529
Live Nation, Inc. (Æ)	32,100	743
Marvel Entertainment, Inc. (Æ)(Ñ)	50,400	1,401
Papa John's International, Inc. (Æ)	38,785	1,145
Payless Shoesource, Inc. (Æ)	25,500	788
Phillips-Van Heusen Corp.	28,500	1,563
Rent-A-Center, Inc. Class A (Æ)(Ñ)	45,300	1,283
Snap-On, Inc. (Ñ)	9,000	451
Stewart Enterprises, Inc. Class A (Ñ)	5,866	46
Tempur-Pedic International, Inc. (Ñ)	65,300	1,625
TravelCenters of America LLC (Æ)(Ñ)	870	32
		26,309
Consumer Staples - 4.4%
Alliance One International, Inc. (Æ)(Ñ)	117,991	992
Chattem, Inc. (Æ)(Ñ)	18,785	1,003
NBTY, Inc. (Æ)(Ñ)	54,122	2,635
Playtex Products, Inc. (Æ)(Ñ)	77,500	1,062
		5,692
Energy - 3.6%
Holly Corp. (Ñ)	20,573	1,141
Lone Star Technologies, Inc. (Æ)	16,800	799
Overseas Shipholding Group, Inc. (Ñ)	11,200	678
Todco Class A (Æ)	26,700	910
Trico Marine Services, Inc. (Æ)(Ñ)	29,499	1,075
		4,603

	Principal Amount ($) or Shares	Market Value $
Financials - 18.6%
1st Source Corp.	8,868	233
Advance America Cash Advance Centers, Inc. (Ñ)	37,270	508
Advanta Corp. Class B (Ñ)	19,584	818
American Home Mortgage Investment Corp. (ö)(Ñ)	37,600	1,028
AmeriCredit Corp. (Æ)(Ñ)	15,002	366
Asta Funding, Inc. (Ñ)	30,350	1,004
Bankunited Financial Corp. Class A (Ñ)	50,783	1,240
Banner Corp. (Ñ)	5,203	217
Cash America International, Inc. (Ñ)	38,200	1,551
City Bank (Ñ)	8,754	275
City Holding Co. (Ñ)	13,720	540
Community Trust Bancorp, Inc.	9,500	339
Deerfield Triarc Capital Corp. (ö)	38,069	586
Downey Financial Corp. (Ñ)	7,905	518
Ezcorp, Inc. Class A (Æ)(Ñ)	46,500	691
Financial Federal Corp. (Ñ)	41,049	1,112
First Cash Financial Services, Inc. (Æ)(Ñ)	17,500	393
First Financial Bankshares, Inc.	6,900	289
FirstFed Financial Corp. (Æ)(Ñ)	22,874	1,308
FPIC Insurance Group, Inc. (Æ)(Ñ)	2,000	89
Gramercy Capital Corp. (ö)	14,800	476
Highland Hospitality Corp. (ö)	36,154	593
Hospitality Properties Trust (ö)	8,700	401
IMPAC Mortgage Holdings, Inc. (ö)(Ñ)	140,838	927
James River Group, Inc. (Ñ)	15,400	435
LandAmerica Financial Group, Inc. Class A (Ñ)	16,228	1,129
Navigators Group, Inc. (Æ)	15,273	759
Newcastle Investment Corp. (ö)(Ñ)	35,242	1,040
Omega Healthcare Investors, Inc. (ö)	14,457	261
PFF Bancorp, Inc. (Ñ)	8,000	253
Safety Insurance Group, Inc. (Ñ)	5,559	236
Sterling Financial Corp. (Ñ)	41,100	1,352
SWS Group, Inc. (Ñ)	6,800	179
United Community Banks, Inc.	10,700	350
World Acceptance Corp. (Æ)(Ñ)	38,200	1,566
Zenith National Insurance Corp. (Ñ)	16,500	795
		23,857
Health Care - 10.8%
AMERIGROUP Corp. (Æ)(Ñ)	51,169	1,693
Arena Pharmaceuticals, Inc. (Æ)	52,100	659
Centene Corp. (Æ)	7,900	191
Emdeon Corp. (Æ)(Ñ)	73,200	1,094
Healthspring, Inc. (Æ)	54,200	1,145
Healthways, Inc. (Æ)(Ñ)	1,300	57
Medcath Corp. (Æ)	15,361	446
Medicines Co. (The) (Æ)(Ñ)	25,600	690

Small Cap Fund
11

SSgA
Small Cap Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Mentor Corp. (Ñ)	44,200	2,122
Molina Healthcare, Inc. (Æ)(Ñ)	42,800	1,334
Nabi Biopharmaceuticals (Æ)(Ñ)	63,873	338
Noven Pharmaceuticals, Inc. (Æ)(Ñ)	79,400	1,955
WellCare Health Plans, Inc. (Æ)(Ñ)	23,000	1,888
Zoll Medical Corp. (Æ)(Ñ)	8,000	222
		13,834
Industrials - 10.2%
Administaff, Inc. (Ñ)	27,000	958
Consolidated Graphics, Inc. (Æ)(Ñ)	4,900	349
EMCOR Group, Inc. (Æ)(Ñ)	20,300	1,219
EnPro Industries, Inc. (Æ)(Ñ)	17,900	680
ExpressJet Holdings, Inc. Class A (Æ)(Ñ)	51,900	375
Freightcar America, Inc. (Ñ)	27,400	1,357
Genlyte Group, Inc. (Æ)	6,900	479
HUB Group, Inc. Class A (Æ)(Ñ)	12,700	402
Infrasource Services, Inc. (Æ)(Ñ)	65,400	1,604
Orbital Sciences Corp. (Æ)(Ñ)	80,829	1,600
RBC Bearings, Inc. (Æ)(Ñ)	26,196	855
Teleflex, Inc.	21,300	1,425
Toro Co. (Ñ)	24,300	1,277
Viad Corp. (Ñ)	11,200	418
		12,998
Information Technology - 21.7%
Advanced Energy Industries, Inc. (Æ)(Ñ)	61,376	1,236
Aeroflex, Inc. (Æ)(Ñ)	110,100	1,258
Arris Group, Inc. (Æ)	108,434	1,425
Brocade Communications Systems, Inc. (Æ)(Ñ)	276,900	2,495
Convergys Corp. (Æ)	85,400	2,197
Covansys Corp. (Æ)	45,700	1,127
CSG Systems International, Inc. (Æ)(Ñ)	76,600	1,889
Emulex Corp. (Æ)	91,775	1,643
Forrester Research, Inc. (Æ)(Ñ)	25,959	697
Global Imaging Systems, Inc. (Æ)	18,800	377
Interdigital Communications Corp. (Æ)(Ñ)	11,700	406
Ixia (Æ)(Ñ)	40,210	443
j2 Global Communications, Inc. (Æ)(Ñ)	25,200	606
Kulicke & Soffa Industries, Inc. (Æ)	91,100	865
Manhattan Associates, Inc. (Æ)	39,700	1,105
Mantech International Corp. Class A (Æ)	39,763	1,370
Mentor Graphics Corp. (Æ)(Ñ)	1,792	30
Micrel, Inc. (Æ)(Ñ)	47,800	557
MicroStrategy, Inc. Class A (Æ)	13,643	1,720
Omnivision Technologies, Inc. (Æ)(Ñ)	33,900	439
RealNetworks, Inc. (Æ)(Ñ)	64,900	530
Rofin-Sinar Technologies, Inc. (Æ)(Ñ)	11,000	662
SonicWALL, Inc. (Æ)(Ñ)	14,500	126
Tekelec (Æ)	66,800	832

	Principal Amount ($) or Shares	Market Value $
Utstarcom, Inc. (Æ)(Ñ)	142,220	1,314
Websense, Inc. (Æ)(Ñ)	50,800	1,156
Zoran Corp. (Æ)(Ñ)	74,300	1,224
		27,729
Materials - 8.5%
Chaparral Steel Co.	21,400	1,066
FMC Corp.	14,800	1,089
Georgia Gulf Corp. (Ñ)	37,700	723
Greif, Inc. Class A	8,300	975
Hercules, Inc. (Æ)(Ñ)	88,091	1,776
Innospec, Inc.	12,700	658
Myers Industries, Inc.	39,627	675
OM Group, Inc. (Æ)	17,362	880
Quanex Corp. (Ñ)	20,800	813
Rock-Tenn Co. Class A	40,593	1,318
Spartech Corp. (Ñ)	34,971	926
		10,899
Telecommunication Services - 1.5%
Alaska Communications Systems Group, Inc. (Ñ)	50,600	740
General Communication, Inc. Class A (Æ)	54,954	815
Iowa Telecommunications Services, Inc. (Ñ)	19,800	397
		1,952
Total Common Stocks (cost $116,929)		127,873
Short-Term Investments - 0.0%
Federated Investors Prime Cash Obligations Fund	100	—	±
Total Short-Term Investments (cost $—±)		—	±
Other Securities - 24.5%
State Street Navigator Securities Prime Lending Portfolio (W)	31,356,499	31,356
Total Other Securities (cost $31,356)		31,356
Total Investments - 124.4% (identified cost $148,285)		159,229
Other Assets and Liabilities, Net - (24.4%)		(31,186)
Net Assets - 100.0%		128,043

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund
12

SSgA
Small Cap Fund

Presentation of Portfolio Holdings — February 28, 2007 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	20.6
Consumer Staples	4.4
Energy	3.6
Financials	18.6
Health Care	10.8
Industrials	10.2
Information Technology	21.7
Materials	8.5
Telecommunication Services	1.5
Short-Term Investments	—	*
Other Securities	24.5
Total Investments	124.4
Other Assets and Liabilities, Net	(24.4)
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund
13

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SSgA

Core Opportunities Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,077.60	$1,019.34
Expenses Paid During Period *	$5.67	$5.51

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,075.10	$1,016.96
Expenses Paid During Period *	$8.13	$7.90

* Expenses are equal to the Fund's expense ratio of 1.58% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Core Opportunities Fund
15

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SSgA
Core Opportunities Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.2%
Consumer Discretionary - 11.1%
Coach, Inc. (Æ)	48,300	2,280
Federated Department Stores, Inc.	52,500	2,345
Home Depot, Inc.	59,400	2,352
Newell Rubbermaid, Inc.	71,400	2,186
Scientific Games Corp. (Æ)(Ñ)	42,600	1,393
Target Corp.	32,600	2,006
		12,562
Consumer Staples - 11.2%
Colgate-Palmolive Co.	26,700	1,799
CVS Corp.	118,800	3,731
PepsiCo, Inc.	21,800	1,377
Procter & Gamble Co.	31,517	2,001
Walgreen Co.	53,000	2,370
WM Wrigley Jr Co.	27,700	1,379
		12,657
Energy - 10.1%
ConocoPhillips	12,259	802
EOG Resources, Inc.	20,800	1,409
Exxon Mobil Corp.	36,800	2,638
Halliburton Co. (Ñ)	51,200	1,581
Occidental Petroleum Corp.	57,300	2,646
Schlumberger, Ltd.	37,600	2,361
		11,437
Financials - 19.8%
Bank of America Corp.	65,800	3,347
Bank of New York Co., Inc. (The)	31,300	1,271
Citigroup, Inc.	44,092	2,222
First Marblehead Corp. (The)	23,900	1,079
Genworth Financial, Inc. Class A	50,668	1,792
Goldman Sachs Group, Inc.	8,600	1,734
JPMorgan Chase & Co.	77,200	3,814
Morgan Stanley	36,100	2,705
Wells Fargo & Co.	68,700	2,384
XL Capital, Ltd. Class A	28,800	2,045
		22,393
Health Care - 12.8%
Amgen, Inc. (Æ)	45,800	2,943
Medtronic, Inc.	45,400	2,286
Omnicare, Inc. (Ñ)	58,200	2,418
Pfizer, Inc.	156,300	3,901
UnitedHealth Group, Inc.	56,100	2,929
		14,477

	Principal Amount ($) or Shares	Market Value $
Industrials - 10.9%
Danaher Corp.	28,900	2,070
General Electric Co.	126,700	4,424
Thomas & Betts Corp. (Æ)	24,000	1,220
Tyco International, Ltd.	60,800	1,875
United Technologies Corp.	40,800	2,678
		12,267
Information Technology - 18.1%
Apple, Inc. (Æ)	25,500	2,158
Broadcom Corp. Class A (Æ)	50,800	1,732
Cisco Systems, Inc. (Æ)	139,712	3,624
Corning, Inc. (Æ)	168,100	3,468
Google, Inc. Class A (Æ)	3,400	1,528
International Business Machines Corp.	11,800	1,097
Linear Technology Corp.	37,000	1,228
Microsoft Corp.	95,500	2,690
Yahoo!, Inc. (Æ)	94,900	2,929
		20,454
Materials - 1.1%
Rohm & Haas Co.	23,500	1,242
Telecommunication Services - 1.9%
NII Holdings, Inc. (Æ)	29,900	2,118
Utilities - 2.2%
Entergy Corp.	15,900	1,569
Exelon Corp.	13,500	890
		2,459
Total Common Stocks (cost $96,409)		112,066
Short-Term Investments - 0.8%
SSgA Prime Money Market Fund	859,198	859
Total Short-Term Investments (cost $859)		859
Other Securities - 7.8%
State Street Navigator Securities Prime Lending Portfolio (W)	8,791,025	8,791
Total Other Securities (cost $8,791)		8,791
Total Investments - 107.8% (identified cost $106,059)		121,716
Other Assets and Liabilities, Net - (7.8%)		(8,806)
Net Assets - 100.0%		112,910

See accompanying notes which are an integral part of the financial statements.

Core Opportunities Fund
17

SSgA
Core Opportunities Fund

Presentation of Portfolio Holdings — February 28, 2007 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	11.1
Consumer Staples	11.2
Energy	10.1
Financials	19.8
Health Care	12.8
Industrials	10.9
Information Technology	18.1
Materials	1.1
Telecommunication Services	1.9
Utilities	2.2
Short-Term Investments	0.8
Other Securities	7.8
Total Investments	107.8
Other Assets and Liabilities, Net	(7.8)
100.0

See accompanying notes which are an integral part of the financial statements.

Core Opportunities Fund
18

SSgA

Tuckerman Active REIT Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,187.80	$1,019.84
Expenses Paid During Period *	$5.42	$5.01

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Tuckerman Active REIT Fund
19

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SSgA
Tuckerman Active REIT Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.7%
Apartments - 19.8%
Archstone-Smith Trust (ö)(Ñ)	194,827	10,990
AvalonBay Communities, Inc. (ö)(Ñ)	77,682	10,686
Camden Property Trust (ö)	75,945	5,467
Equity Residential (ö)	266,493	13,535
Essex Property Trust, Inc. (ö)	41,638	5,783
		46,461
Diversified - 7.0%
Vornado Realty Trust (ö)	128,717	16,373
Hotels/Leisure - 7.5%
Host Hotels & Resorts, Inc. (ö)	389,053	10,224
LaSalle Hotel Properties (ö)	97,798	4,345
Starwood Hotels & Resorts Worldwide, Inc. (ö)	545,818	3,015
		17,584
Industrial - 10.9%
AMB Property Corp. (ö)	138,903	8,164
ProLogis (ö)	262,736	17,375
		25,539
Office - 18.9%
Boston Properties, Inc. (ö)	133,030	15,977
Brookfield Properties Corp.	114,999	5,118
Corporate Office Properties Trust (ö)(Ñ)	113,197	5,775
Douglas Emmett, Inc. (ö)(Ñ)	214,287	5,927
SL Green Realty Corp. (ö)	77,611	11,321
		44,118
Regional Malls - 16.7%
General Growth Properties, Inc. (ö)(Ñ)	251,360	15,944
Simon Property Group, Inc. (ö)	206,340	23,263
		39,207
Storage - 4.4%
Public Storage, Inc. (ö)	101,485	10,277

	Principal Amount ($) or Shares	Market Value $
Shopping Centers - 12.5%
Acadia Realty Trust (ö)	148,077	3,998
Developers Diversified Realty Corp. (ö)	117,299	7,690
Federal Realty Investors Trust (ö)	71,618	6,481
Kimco Realty Corp. (ö)	221,553	11,135
		29,304
Total Common Stocks (cost $115,264)		228,863
Short-Term Investments - 2.5%
AIM Short Term Investment Prime Portfolio	2,018	2
Federated Investors Prime Cash Obligations Fund	5,747,000	5,747
Total Short-Term Investments (cost $5,749)		5,749
Other Securities - 5.1%
State Street Navigator Securities Prime Lending Portfolio (W)	12,071,712	12,072
Total Other Securities (cost $12,072)		12,072
Total Investments - 105.3% (identified cost $133,085)		246,684
Other Assets and Liabilities, Net - (5.3%)		(12,428)
Net Assets - 100.0%		234,256

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund
21

SSgA
Tuckerman Active REIT Fund

Presentation of Portfolio Holdings — February 28, 2007 (Unaudited)

Categories	% of Net Assets
Apartments	19.8
Diversified	7.0
Hotels/Leisure	7.5
Industrial	10.9
Office	18.9
Regional Malls	16.7
Storage	4.4
Shopping Centers	12.5
Short-Term Investments	2.5
Other Securities	5.1
Total Investments	105.3
Other Assets and Liabilities, Net	(5.3)
100.0

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund
22

SSgA

Aggressive Equity Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,080.20	$1,019.34
Expenses Paid During Period *	$5.67	$5.51

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,075.70	$1,017.21
Expenses Paid During Period *	$7.87	$7.65

* Expenses are equal to the Fund's expense ratio of 1.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Also includes amounts waived by the distributor. Without the waiver and/or reimbursement, expenses would have been higher.

Aggressive Equity Fund
23

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SSgA
Aggressive Equity Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.2%
Consumer Discretionary - 24.1%
Big Lots, Inc. (Æ)(Ñ)	45,000	1,126
Career Education Corp. (Æ)(Ñ)	33,200	982
CBS Corp. Class B	37,200	1,129
Charlotte Russe Holding, Inc. (Æ)(Ñ)	5,900	172
Darden Restaurants, Inc. (Ñ)	16,300	668
Expedia, Inc. (Æ)(Ñ)	12,200	260
Gymboree Corp. (Æ)(Ñ)	15,000	565
ITT Educational Services, Inc. (Æ)(Ñ)	10,000	800
Jo-Ann Stores, Inc. (Æ)(Ñ)	28,800	649
Kohl's Corp. (Æ)(Ñ)	4,900	338
Live Nation, Inc. (Æ)	25,200	583
Marvel Entertainment, Inc. (Æ)(Ñ)	8,100	225
McDonald's Corp.	12,400	542
Newell Rubbermaid, Inc. (Ñ)	2,400	74
Omnicom Group, Inc. (Ñ)	13,300	1,378
Payless Shoesource, Inc. (Æ)	3,500	108
Sears Holdings Corp. (Æ)	3,900	703
		10,302
Consumer Staples - 2.5%
Coca-Cola Enterprises, Inc. (Ñ)	11,000	221
Dean Foods Co. (Æ)	2,600	117
Loews Corp. - Carolina Group	4,200	303
USANA Health Sciences, Inc. (Æ)(Ñ)	7,500	435
		1,076
Energy - 9.7%
Exxon Mobil Corp.	30,000	2,150
Overseas Shipholding Group, Inc. (Ñ)	11,400	691
Sunoco, Inc.	3,600	232
Tesoro Corp. (Ñ)	7,900	720
Todco Class A (Æ)	10,200	348
		4,141
Financials - 18.3%
Allstate Corp. (The)	7,500	450
American Express Co.	12,200	694
AmeriCredit Corp. (Æ)(Ñ)	31,900	779
Bank of America Corp.	33,600	1,709
Bankunited Financial Corp. Class A (Ñ)	26,200	640
Cash America International, Inc. (Ñ)	21,800	885
First Marblehead Corp. (The) (Ñ)	29,400	1,327
FirstFed Financial Corp. (Æ)(Ñ)	8,000	458
Genworth Financial, Inc. Class A (Ñ)	6,600	233
Inland Real Estate Corp. (ö)(Ñ)	22,900	438
Navigators Group, Inc. (Æ)(Ñ)	3,800	189
		7,802

	Principal Amount ($) or Shares	Market Value $
Health Care - 14.6%
AmerisourceBergen Corp. Class A (Ñ)	3,400	179
Coventry Health Care, Inc. (Æ)	10,500	571
Humana, Inc. (Æ)	7,700	461
Mentor Corp. (Ñ)	30,800	1,479
Merck & Co., Inc.	28,200	1,245
Noven Pharmaceuticals, Inc. (Æ)(Ñ)	41,200	1,014
WellCare Health Plans, Inc. (Æ)(Ñ)	15,900	1,306
		6,255
Industrials - 6.5%
Blue Nile, Inc. (Æ)(Ñ)	11,200	437
Orbital Sciences Corp. (Æ)(Ñ)	18,800	372
Quanta Services, Inc. (Æ)(Ñ)	17,000	394
Raytheon Co. (Ñ)	12,100	648
Terex Corp. (Æ)	14,200	935
		2,786
Information Technology - 13.4%
Arris Group, Inc. (Æ)(Ñ)	20,800	273
Cisco Systems, Inc. (Æ)	23,200	602
CSG Systems International, Inc. (Æ)(Ñ)	21,900	540
Hewlett-Packard Co.	31,100	1,225
International Business Machines Corp. (Ñ)	2,400	223
Lexmark International, Inc. Class A (Æ)(Ñ)	12,300	745
Mentor Graphics Corp. (Æ)(Ñ)	8,900	150
Microsoft Corp. (Ñ)	44,700	1,259
MicroStrategy, Inc. Class A (Æ)(Ñ)	1,500	189
Motorola, Inc. (Ñ)	9,700	180
Texas Instruments, Inc.	10,800	334
		5,720
Materials - 4.5%
Georgia Gulf Corp. (Ñ)	25,000	480
Hecla Mining Co. (Æ)(Ñ)	32,300	249
Hercules, Inc. (Æ)(Ñ)	59,200	1,193
		1,922
Telecommunication Services - 3.0%
Alaska Communications Systems Group, Inc. (Ñ)	55,800	816
General Communication, Inc. Class A (Æ)(Ñ)	32,200	478
		1,294
Utilities - 0.6%
UGI Corp. (Ñ)	8,800	230
Total Common Stocks (cost $36,591)		41,528

Aggressive Equity Fund
25

SSgA
Aggressive Equity Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 2.7%
AIM Short Term Investment Prime Portfolio	2	—	±
Federated Investors Prime Cash Obligations Fund	1,149,080	1,149
Total Short-Term Investments (cost $1,149)		1,149
Other Securities - 25.2%
State Street Navigator Securities Prime Lending Portfolio (W)	10,793,270	10,793
Total Other Securities (cost $10,793)		10,793
Total Investments - 125.1% (identified cost $48,533)		53,470
Other Assets and Liabilities, Net - (25.1%)		(10,716)
Net Assets - 100.0%		42,754

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 03/07 (16)	1,127	(34)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(34)

Presentation of Portfolio Holdings — February 28, 2007

Categories	% of Net Assets
Consumer Discretionary	24.1
Consumer Staples	2.5
Energy	9.7
Financials	18.3
Health Care	14.6
Industrials	6.5
Information Technology	13.4
Materials	4.5
Telecommunication Services	3.0
Utilities	0.6
Short-Term Investments	2.7
Other Securities	25.2
Total Investments	125.1
Other Assets and Liabilities, Net	(25.1)
100.0

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund
26

SSgA

IAM SHARES Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,088.40	$1,022.51
Expenses Paid During Period *	$2.38	$2.31

* Expenses are equal to the Fund's expense ratio of .46% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

IAM SHARES Fund
27

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SSgA
IAM SHARES Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.7%
Consumer Discretionary - 10.9%
Bed Bath & Beyond, Inc. (Æ)	5,100	203
Best Buy Co., Inc.	6,725	313
Black & Decker Corp.	5,400	455
Brunswick Corp. (Ñ)	4,700	154
Carnival Corp.	4,300	200
CBS Corp. Class B	13,001	395
Coach, Inc. (Æ)	16,976	801
Comcast Corp. Class A (Æ)	39,366	1,013
Denny's Corp. (Æ)(Ñ)	20,300	96
DIRECTV Group, Inc. (The) (Æ)	19,411	438
DR Horton, Inc.	5,100	129
Ethan Allen Interiors, Inc. (Ñ)	8,566	316
Family Dollar Stores, Inc.	2,500	72
Federated Department Stores, Inc.	9,268	414
Ford Motor Co. (Ñ)	33,321	264
Gap, Inc. (The)	9,500	182
General Motors Corp. (Ñ)	5,900	188
Harley-Davidson, Inc. (Ñ)	11,100	732
Home Depot, Inc.	35,800	1,418
Idearc, Inc.	3,188	108
JC Penney Co., Inc.	3,900	316
Johnson Controls, Inc.	8,000	750
Kohl's Corp. (Æ)	5,700	393
Koninklijke Philips Electronics NV	6,389	235
Leggett & Platt, Inc. (Ñ)	7,700	183
Liberty Media Corp. - Interactive (Æ)	6,698	158
Liberty Media Holding Corp. Series A (Æ)	1,339	145
Lowe's Cos., Inc.	26,000	847
Marriott International, Inc. Class A	14,600	700
McClatchy Co. Class A (Ñ)	3,070	115
McDonald's Corp.	20,130	880
Meredith Corp.	6,300	368
New York Times Co. Class A (Ñ)	15,400	381
Newell Rubbermaid, Inc.	14,600	447
News Corp. Class A	27,100	611
Nordstrom, Inc.	3,600	191
Office Depot, Inc. (Æ)	4,800	160
Omnicom Group, Inc.	2,100	218
Sears Holdings Corp. (Æ)(Ñ)	4,039	728
Sherwin-Williams Co. (The)	5,700	379
Staples, Inc.	10,900	284
Starbucks Corp. (Æ)	11,400	352
Starwood Hotels & Resorts Worldwide, Inc. (ö)	3,600	237
Target Corp.	14,600	898
Tiffany & Co. (Ñ)	10,500	457
Time Warner, Inc.	69,850	1,421
Tribune Co. (Ñ)	12,200	366
Viacom, Inc. Class A (Æ)	12,101	472

	Principal Amount ($) or Shares	Market Value $
Walt Disney Co. (The)	53,200	1,823
Washington Post Co. (The) Class B	521	399
Whirlpool Corp. (Ñ)	4,900	432
Wyndham Worldwide Corp. (Æ)	3,360	118
Yum! Brands, Inc.	3,400	197
		23,552
Consumer Staples - 9.2%
Altria Group, Inc.	41,385	3,488
Anheuser-Busch Cos., Inc.	26,491	1,300
Archer-Daniels-Midland Co.	18,198	626
Campbell Soup Co.	10,190	416
Coca-Cola Co. (The)	37,175	1,735
ConAgra Foods, Inc.	21,300	537
Costco Wholesale Corp.	7,900	441
CVS Corp. (Ñ)	12,500	393
Dean Foods Co. (Æ)	6,600	297
Kellogg Co.	7,435	371
Kimberly-Clark Corp.	13,688	932
Kraft Foods, Inc. Class A (Ñ)	5,470	175
Kroger Co. (The)	24,800	637
PepsiCo, Inc.	28,823	1,820
Procter & Gamble Co.	59,115	3,753
Safeway, Inc.	18,600	643
Sara Lee Corp.	36,430	600
Supervalu, Inc.	8,500	314
Sysco Corp.	19,900	656
Walgreen Co.	16,300	729
		19,863
Energy - 9.7%
Anadarko Petroleum Corp.	7,000	282
Apache Corp.	5,400	370
Baker Hughes, Inc.	6,200	404
BP PLC - ADR	3,568	220
Chevron Corp.	47,329	3,247
ConocoPhillips	24,277	1,588
Devon Energy Corp.	7,700	506
El Paso Corp. (Ñ)	13,400	193
EOG Resources, Inc.	4,100	278
Exxon Mobil Corp.	110,168	7,897
Halliburton Co.	18,400	568
Marathon Oil Corp.	5,300	481
Occidental Petroleum Corp.	10,400	480
Schlumberger, Ltd.	31,782	1,996
Spectra Energy Corp.	9,498	244
Transocean, Inc. (Æ)	12,964	994
Valero Energy Corp.	10,600	611
Williams Cos., Inc.	10,900	294
XTO Energy, Inc.	6,100	315
		20,968

IAM SHARES Fund
29

SSgA
IAM SHARES Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Financials - 19.9%
ACE, Ltd.	4,200	236
Aegon NV	31,418	622
Aflac, Inc.	7,900	373
Allstate Corp. (The)	8,800	529
American Express Co.	21,200	1,206
American Financial Group, Inc. (Ñ)	19,521	683
American International Group, Inc.	44,174	2,964
Ameriprise Financial, Inc.	3,340	195
AON Corp.	5,900	222
Archstone-Smith Trust (ö)	3,600	203
Bank of America Corp.	77,134	3,924
Bank of New York Co., Inc. (The)	12,400	504
BB&T Corp.	7,900	336
Bear Stearns Cos., Inc. (The)	1,600	244
Capital One Financial Corp. (Ñ)	8,061	621
Charles Schwab Corp. (The)	17,300	320
Chubb Corp.	3,600	184
Citigroup, Inc.	100,501	5,065
Countrywide Financial Corp.	10,600	406
E*Trade Financial Corp. (Æ)	7,100	164
Fannie Mae	15,900	902
Fifth Third Bancorp (Ñ)	8,100	326
Franklin Resources, Inc.	2,200	258
Freddie Mac	10,200	655
Goldman Sachs Group, Inc.	7,400	1,492
Hartford Financial Services Group, Inc.	4,200	397
Host Hotels & Resorts, Inc. (ö)	5,754	151
HSBC Holdings PLC - ADR (Ñ)	2,414	211
Janus Capital Group, Inc.	28,787	612
JPMorgan Chase & Co.	58,686	2,899
KeyCorp	5,100	192
Lehman Brothers Holdings, Inc.	8,400	616
M&T Bank Corp. (Ñ)	1,300	156
Marsh & McLennan Cos., Inc.	9,000	265
Marshall & Ilsley Corp. (Ñ)	3,800	181
Mellon Financial Corp.	6,900	300
Merrill Lynch & Co., Inc.	14,200	1,188
Metlife, Inc.	11,600	733
Moody's Corp.	4,000	259
Morgan Stanley	17,000	1,274
National City Corp.	7,400	280
Northern Trust Corp.	3,100	187
Plum Creek Timber Co., Inc. (ö)	3,100	123
PNC Financial Services Group, Inc.	4,100	301
Principal Financial Group, Inc.	3,200	195
Progressive Corp. (The)	12,400	284
ProLogis (ö)	4,100	271
Prudential Financial, Inc.	7,600	691
Realogy Corp. (Æ)	3,108	92
Regions Financial Corp.	10,442	374

	Principal Amount ($) or Shares	Market Value $
Simon Property Group, Inc. (ö)(Ñ)	3,100	349
SLM Corp.	6,300	268
Sovereign Bancorp, Inc. (Ñ)	6,245	158
SunTrust Banks, Inc.	5,100	430
Synovus Financial Corp.	5,400	175
Travelers Cos., Inc. (The)	19,383	1,025
US Bancorp (Ñ)	31,012	1,106
Vornado Realty Trust (ö)	2,000	254
Wachovia Corp.	31,819	1,762
Washington Mutual, Inc. (Ñ)	15,050	648
Wells Fargo & Co.	56,700	1,967
		43,008
Health Care - 11.7%
Abbott Laboratories	25,400	1,387
Aetna, Inc.	10,400	460
Allergan, Inc. (Ñ)	2,100	235
Amgen, Inc. (Æ)	19,872	1,277
Applera Corp. - Applied Biosystems Group	14,835	458
Baxter International, Inc.	20,536	1,027
Biogen Idec, Inc. (Æ)	5,800	262
Boston Scientific Corp. (Æ)	19,863	324
Bristol-Myers Squibb Co.	26,000	686
Cardinal Health, Inc.	5,200	365
Caremark Rx, Inc.	7,400	456
Cigna Corp.	1,900	271
Coventry Health Care, Inc. (Æ)(Ñ)	2,700	147
Edwards Lifesciences Corp. (Æ)(Ñ)	7,733	390
Eli Lilly & Co.	17,200	905
Express Scripts, Inc. Class A (Æ)	2,300	173
Forest Laboratories, Inc. (Æ)	5,700	295
Genzyme Corp. (Æ)	3,800	235
Gilead Sciences, Inc. (Æ)	6,800	487
Humana, Inc. (Æ)	2,800	168
Invitrogen Corp. (Æ)(Ñ)	4,012	254
Johnson & Johnson	48,200	3,039
McKesson Corp.	4,600	257
Medco Health Solutions, Inc. (Æ)	5,062	342
Medtronic, Inc.	18,500	932
Merck & Co., Inc.	45,956	2,029
Pfizer, Inc.	123,845	3,091
Schering-Plough Corp.	38,000	892
St. Jude Medical, Inc. (Æ)	5,200	206
STERIS Corp.	11,091	287
Stryker Corp.	3,200	199
Thermo Fisher Scientific, Inc. (Æ)	11,200	507
UnitedHealth Group, Inc.	22,100	1,154
WellPoint, Inc. (Æ)	11,000	873
Wyeth	21,200	1,037
Zimmer Holdings, Inc. (Æ)	3,370	284
		25,391

IAM SHARES Fund
30

SSgA
IAM SHARES Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Industrials - 14.0%
3M Co.	19,600	1,452
Actuant Corp. Class A (Ñ)	3,900	203
Amazon.Com, Inc. (Æ)(Ñ)	4,500	176
Boeing Co.	16,400	1,431
Caterpillar, Inc.	16,921	1,090
Continental Airlines, Inc. Class A (Æ)(Ñ)	3,300	131
CSX Corp.	10,000	377
Danaher Corp.	12,500	895
Deere & Co.	5,500	596
Dover Corp.	13,200	631
Eaton Corp.	7,800	632
Emerson Electric Co.	29,000	1,250
Energy Conversion Devices, Inc. (Æ)(Ñ)	2,800	84
FedEx Corp.	4,000	457
General Dynamics Corp.	11,910	911
General Electric Co.	195,921	6,841
Honeywell International, Inc.	20,362	946
Illinois Tool Works, Inc.	19,008	983
Kansas City Southern (Æ)(Ñ)	8,550	274
L-3 Communications Holdings, Inc.	4,800	418
Lockheed Martin Corp.	6,119	595
Manpower, Inc.	6,300	468
Masco Corp.	18,800	561
Norfolk Southern Corp.	12,800	607
Northrop Grumman Corp.	10,496	754
Paccar, Inc.	9,450	657
Raytheon Co.	11,500	616
Rockwell Automation, Inc.	4,200	261
Rockwell Collins, Inc.	2,900	190
Ryder System, Inc.	7,500	386
Siemens AG - ADR	2,700	285
Southwest Airlines Co.	28,225	427
Tyco International, Ltd.	36,700	1,131
Union Pacific Corp.	7,200	710
United Parcel Service, Inc. Class B	10,614	745
United Technologies Corp.	20,600	1,352
US Airways Group, Inc. (Æ)	2,300	120
Waste Management, Inc.	18,818	641
		30,284
Information Technology - 13.3%
Adobe Systems, Inc. (Æ)	8,200	322
Advanced Micro Devices, Inc. (Æ)(Ñ)	8,100	122
Agilent Technologies, Inc. (Æ)	5,342	169
Amphenol Corp. Class A	7,700	497
Analog Devices, Inc.	6,800	247
Apple, Inc. (Æ)	14,800	1,252
Applied Materials, Inc.	26,800	498

	Principal Amount ($) or Shares	Market Value $
Autodesk, Inc. (Æ)	3,900	161
Automatic Data Processing, Inc.	6,900	344
Axcelis Technologies, Inc. (Æ)	14,600	106
Broadcom Corp. Class A (Æ)	7,650	261
CA, Inc. (Ñ)	4,700	122
Cisco Systems, Inc. (Æ)	103,100	2,674
Computer Sciences Corp. (Æ)(Ñ)	10,445	553
Corning, Inc. (Æ)	24,400	503
Dell, Inc. (Æ)	38,300	875
eBay, Inc. (Æ)	19,500	625
Electronic Arts, Inc. (Æ)	5,000	252
Electronic Data Systems Corp.	8,500	238
EMC Corp. (Æ)	38,900	543
First Data Corp.	11,336	289
Hewlett-Packard Co.	47,132	1,856
Intel Corp.	98,200	1,949
International Business Machines Corp.	26,600	2,474
Kla-Tencor Corp.	3,300	171
Maxim Integrated Products, Inc.	6,400	210
Micron Technology, Inc. (Æ)	13,500	160
Microsoft Corp.	167,000	4,704
Motorola, Inc.	39,700	735
National Semiconductor Corp.	5,600	143
Network Appliance, Inc. (Æ)	6,300	244
Oracle Corp. (Æ)	65,749	1,080
Paychex, Inc.	4,300	175
Qualcomm, Inc.	27,500	1,108
Sun Microsystems, Inc. (Æ)	57,900	355
Symantec Corp. (Æ)	17,345	297
Texas Instruments, Inc.	27,100	839
Western Union Co. (The)	11,336	246
Xerox Corp. (Æ)	33,300	575
Xilinx, Inc.	7,000	179
Yahoo!, Inc. (Æ)	21,100	651
		28,804
Materials - 2.8%
Air Products & Chemicals, Inc.	6,000	449
Alcoa, Inc.	14,800	494
Allegheny Technologies, Inc.	3,100	318
Dow Chemical Co. (The)	22,888	1,002
EI Du Pont de Nemours & Co.	6,700	340
International Paper Co.	11,473	413
Martin Marietta Materials, Inc. (Ñ)	3,700	464
Monsanto Co.	5,400	285
Newmont Mining Corp.	6,600	297
Phelps Dodge Corp.	2,800	350
Rohm & Haas Co.	7,236	382
Temple-Inland, Inc. (Ñ)	8,600	514
Weyerhaeuser Co. (Ñ)	8,100	696
		6,004

IAM SHARES Fund
31

SSgA
IAM SHARES Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 3.5%
Alltel Corp.	5,200	315
AT&T, Inc.	95,381	3,510
Embarq Corp.	2,559	142
Qwest Communications International, Inc. (Æ)(Ñ)	25,000	222
Sprint Nextel Corp.	51,189	987
Verizon Communications, Inc.	63,772	2,387
		7,563
Utilities - 2.7%
AES Corp. (The) (Æ)	11,000	235
Ameren Corp.	3,000	157
American Electric Power Co., Inc.	6,900	310
Constellation Energy Group, Inc.	3,000	236
Dominion Resources, Inc.	5,300	453
Duke Energy Corp.	18,996	374
Edison International	5,500	258
Entergy Corp.	2,900	286
Exelon Corp.	11,300	745
FirstEnergy Corp.	5,500	344
FPL Group, Inc. (Ñ)	6,600	390
PG&E Corp. (Ñ)	5,800	269
PPL Corp.	6,400	243
Public Service Enterprise Group, Inc.	4,200	315
Sempra Energy	4,100	246
Southern Co.	11,200	401
TXU Corp.	7,800	516
		5,778
Total Common Stocks (cost $175,370)		211,215
Short-Term Investments - 2.1%
AIM Short Term Investment Prime Portfolio	4,136,591	4,137
American Beacon Money Market Fund	98,551	99
United States Treasury Bills (ç)(ÿ)(§) 4.830% due 03/08/07	210	210
Total Short-Term Investments (cost $4,446)		4,446

	Principal Amount ($) or Shares	Market Value $
Other Securities - 6.4%
State Street Navigator Securities Prime Lending Portfolio (W)	13,808,222	13,808
Total Other Securities (cost $13,808)		13,808
Total Investments - 106.2% (identified cost $193,624)		229,469
Other Assets and Liabilities, Net - (6.2%)		(13,346)
Net Assets - 100.0%		216,123

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund
32

SSgA
IAM SHARES Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 03/07 (13)	4,579	(84)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(84)

Presentation of Portfolio Holdings — February 28, 2007

Categories	% of Net Assets
Consumer Discretionary	10.9
Consumer Staples	9.2
Energy	9.7
Financials	19.9
Health Care	11.7
Industrials	14.0
Information Technology	13.3
Materials	2.8
Telecommunications Services	3.5
Utilities	2.7
Short-Term Investments	2.1
Other Securities	6.4
Total Investments	106.2
Other Assets and Liabilities, Net	(6.2)
	100.0
Futures Contracts	(—	)*

See accompanying notes which are an integral part of the financial statements.

* Less than .05% of net assets.
33

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SSgA

Large Cap Growth Opportunities Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,083.70	$1,019.34
Expenses Paid During Period *	$5.68	$5.51

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Large Cap Growth Opportunities Fund
35

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SSgA

Large Cap Growth Opportunities Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 96.6%
Consumer Discretionary - 13.2%
Abercrombie & Fitch Co. Class A	2,800	219
Coach, Inc. (Æ)	12,500	590
Dick's Sporting Goods, Inc. (Æ)	9,500	497
GameStop Corp. Class A (Æ)	6,100	320
Home Depot, Inc.	6,400	253
Scientific Games Corp. (Æ)	6,800	222
Target Corp.	9,800	603
		2,704
Consumer Staples - 11.0%
CVS Corp.	22,300	701
PepsiCo, Inc.	7,700	486
Procter & Gamble Co.	4,102	260
Walgreen Co.	14,400	644
Whole Foods Market, Inc.	3,100	148
		2,239
Energy - 4.3%
EOG Resources, Inc.	3,100	210
Occidental Petroleum Corp.	8,200	379
Schlumberger, Ltd.	4,700	295
		884
Financials - 7.7%
Bank of New York Co., Inc. (The)	5,100	207
Chicago Mercantile Exchange Holdings, Inc. Class A	460	248
First Marblehead Corp. (The)	5,000	226
Goldman Sachs Group, Inc.	1,700	343
JPMorgan Chase & Co.	7,300	360
XL Capital, Ltd. Class A	2,800	199
		1,583
Health Care - 17.3%
Amgen, Inc. (Æ)	10,000	643
Johnson & Johnson	10,400	656
Medtronic, Inc.	12,700	639
Omnicare, Inc.	10,200	424
Pfizer, Inc.	20,800	519
UnitedHealth Group, Inc.	12,400	647
		3,528

	Principal Amount ($) or Shares	Market Value $
Industrials - 13.4%
Danaher Corp.	5,200	373
General Electric Co.	25,000	873
Roper Industries, Inc.	5,600	298
Thomas & Betts Corp. (Æ)	5,400	274
Tyco International, Ltd.	10,000	308
United Technologies Corp.	9,300	610
		2,736
Information Technology - 26.4%
Adobe Systems, Inc. (Æ)	4,700	184
Apple, Inc. (Æ)	6,000	508
Broadcom Corp. Class A (Æ)	9,200	314
Cisco Systems, Inc. (Æ)	35,700	926
Corning, Inc. (Æ)	36,000	743
Google, Inc. Class A (Æ)	1,100	494
International Business Machines Corp.	3,100	288
Linear Technology Corp.	11,200	372
MEMC Electronic Materials, Inc. (Æ)	4,900	253
Microsoft Corp.	29,700	837
Yahoo!, Inc. (Æ)	15,700	484
		5,403
Materials - 1.7%
Monsanto Co.	6,700	353
Telecommunication Services - 1.6%
NII Holdings, Inc. (Æ)	4,500	319
Total Common Stocks (cost $17,298)		19,749
Short-Term Investments - 1.1%
SSgA Prime Money Market Fund	215,623	216
Total Short-Term Investments (cost $216)		216
Total Investments - 97.7% (identified cost $17,514)		19,965
Other Assets and Liabilities, Net - 2.3%		480
Net Assets - 100.0%		20,445

See accompanying notes which are an integral part of the financial statements.

Large Cap Growth Opportunities Fund
37

SSgA

Large Cap Growth Opportunities Fund

Presentation of Portfolio Holdings — February 28, 2007 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	13.2
Consumer Staples	11.0
Energy	4.3
Financials	7.7
Health Care	17.3
Industrials	13.4
Information Technology	26.4
Materials	1.7
Telecommunication Services	1.6
Short-Term Investments	1.1
Total Investments	97.7
Other Assets and Liabilities, Net	2.3
100.0

See accompanying notes which are an integral part of the financial statements.

Large Cap Growth Opportunities Fund
38

SSgA

Large Cap Value Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,082.80	$1,019.34
Expenses Paid During Period *	$5.68	$5.51

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Large Cap Value Fund
39

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SSgA

Large Cap Value Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 96.7%
Consumer Discretionary - 15.7%
Aeropostale, Inc. (Æ)	3,300	121
American Eagle Outfitters, Inc.	4,050	126
Apollo Group, Inc. Class A (Æ)	2,700	128
Autozone, Inc. (Æ)	500	63
Big Lots, Inc. (Æ)	12,300	308
Career Education Corp. (Æ)	4,300	127
CBS Corp. Class B	10,000	303
DeVry, Inc.	1,600	44
Hasbro, Inc.	700	20
ITT Educational Services, Inc. (Æ)	2,200	176
Kohl's Corp. (Æ)	4,700	324
Mattel, Inc.	8,500	221
McDonald's Corp.	5,400	236
Omnicom Group, Inc.	1,400	145
Payless Shoesource, Inc. (Æ)	8,400	260
Sherwin-Williams Co. (The)	1,400	93
Snap-On, Inc.	1,900	95
TravelCenters of America LLC (Æ)	40	1
		2,791
Consumer Staples - 4.5%
Altria Group, Inc.	800	67
ConAgra Foods, Inc.	10,800	273
Energizer Holdings, Inc. (Æ)	1,300	112
HJ Heinz Co.	800	37
Loews Corp. - Carolina Group	2,700	194
Procter & Gamble Co.	1,900	121
		804
Energy - 10.7%
Chevron Corp.	4,700	323
ConocoPhillips	2,100	137
Exxon Mobil Corp.	15,700	1,125
Marathon Oil Corp.	1,700	154
Occidental Petroleum Corp.	1,200	56
Overseas Shipholding Group, Inc.	1,600	97
		1,892
Financials - 32.8%
ACE, Ltd.	2,000	112
Affiliated Managers Group, Inc. (Æ)	400	45
AG Edwards, Inc.	500	32
Allstate Corp. (The)	3,300	198
American Capital Strategies, Ltd.	1,500	67
American Express Co.	3,700	210
American Financial Group, Inc.	2,700	94
American International Group, Inc.	500	34

	Principal Amount ($) or Shares	Market Value $
AmeriCredit Corp. (Æ)	5,800	142
Ameriprise Financial, Inc.	5,600	327
Annaly Capital Management, Inc. (ö)	2,600	36
Assurant, Inc.	1,700	91
Axis Capital Holdings, Ltd.	1,900	64
Bank of America Corp.	15,600	794
Chubb Corp.	4,900	250
Citigroup, Inc.	14,400	726
Comerica, Inc.	600	36
Countrywide Financial Corp.	300	11
First Marblehead Corp. (The)	4,500	203
Franklin Resources, Inc.	900	106
Hospitality Properties Trust (ö)	400	18
JPMorgan Chase & Co.	13,424	663
KeyCorp	4,600	174
Metlife, Inc.	3,500	221
PartnerRe, Ltd.	800	56
PNC Financial Services Group, Inc.	2,300	169
Principal Financial Group, Inc.	600	37
ProLogis (ö)	1,500	99
RenaissanceRe Holdings, Ltd.	2,900	149
Washington Mutual, Inc.	7,500	323
WR Berkley Corp.	4,662	152
XL Capital, Ltd. Class A	2,600	185
		5,824
Health Care - 9.8%
AmerisourceBergen Corp. Class A	6,300	332
Cigna Corp.	2,400	342
Humana, Inc. (Æ)	4,600	275
Pfizer, Inc.	28,400	709
WellCare Health Plans, Inc. (Æ)	1,100	90
		1,748
Industrials - 4.6%
AGCO Corp. (Æ)	8,600	312
Deluxe Corp.	300	9
General Electric Co.	6,300	220
Terex Corp. (Æ)	4,300	283
		824
Information Technology - 5.8%
Convergys Corp. (Æ)	2,400	62
CSG Systems International, Inc. (Æ)	2,300	57
Hewlett-Packard Co.	6,400	252
Lexmark International, Inc. Class A (Æ)	5,300	321
McAfee, Inc. (Æ)	5,500	166
Motorola, Inc.	2,100	39
Network Appliance, Inc. (Æ)	3,400	131
		1,028

Large Cap Value Fund
41

SSgA

Large Cap Value Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Materials - 4.9%
Albemarle Corp.	1,200	98
Freeport-McMoRan Copper & Gold, Inc. Class B	2,700	155
Hercules, Inc. (Æ)	5,300	107
Nucor Corp.	3,500	213
Pactiv Corp. (Æ)	9,000	290
		863
Telecommunication Services - 4.6%
AT&T, Inc.	11,213	413
CenturyTel, Inc.	3,200	143
Verizon Communications, Inc.	7,000	262
		818
Utilities - 3.3%
American Electric Power Co., Inc.	5,300	238
FirstEnergy Corp.	2,700	169
FPL Group, Inc.	800	47
Great Plains Energy, Inc.	1,500	47
OGE Energy Corp.	2,000	77
UGI Corp.	500	13
		591

	Principal Amount ($) or Shares	Market Value $
Total Common Stocks (cost $14,978)		17,183
Short-Term Investments - 0.7%
SSgA Prime Money Market Fund	130,000	130
Total Short-Term Investments (cost $130)		130
Total Investments - 97.4% (identified cost $15,108)		17,313
Other Assets and Liabilities, Net - 2.6%		463
Net Assets - 100.0%		17,776

Presentation of Portfolio Holdings — February 28, 2007

Categories	% of Net Assets
Consumer Discretionary	15.7
Consumer Staples	4.5
Energy	10.7
Financials	32.8
Health Care	9.8
Industrials	4.6
Information Technology	5.8
Materials	4.9
Telecommunication Services	4.6
Utilities	3.3
Short-Term Investments	0.7
Total Investments	97.4
Other Assets and Liabilities, Net	2.6
100.0

See accompanying notes which are an integral part of the financial statements.

Large Cap Value Fund
42

SSgA

Enhanced Small Cap Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,126.80	$1,021.08
Expenses Paid During Period *	$3.95	$3.76

* Expenses are equal to the Fund's expense ratio of .75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Enhanced Small Cap Fund
43

This page has been intentionally left blank.

SSgA
Enhanced Small Cap Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 95.5%
Consumer Discretionary - 15.9%
Advo, Inc.	300	10
Aeropostale, Inc. (Æ)	4,500	165
AFC Enterprises (Æ)	500	9
Aftermarket Technology Corp. (Æ)	3,400	76
Ambassadors Group, Inc.	100	3
American Greetings Corp. Class A	3,100	73
Arctic Cat, Inc.	100	2
ArvinMeritor, Inc.	2,700	49
Asbury Automotive Group, Inc.	1,300	35
Big Lots, Inc. (Æ)	8,100	203
Blockbuster, Inc. Class A (Æ)	4,200	28
Blyth, Inc.	1,100	23
Books-A-Million, Inc. Class A	500	8
Brookfield Homes Corp.	400	14
Brown Shoe Co., Inc.	2,150	110
Buckle, Inc. (The)	750	26
Building Materials Holding Corp.	200	4
CEC Entertainment, Inc. (Æ)	1,200	51
Champion Enterprises, Inc. (Æ)	6,200	49
Charming Shoppes, Inc. (Æ)	1,000	12
Christopher & Banks Corp.	100	2
Citadel Broadcasting Corp.	3,200	33
Coinstar, Inc. (Æ)	100	3
Columbia Sportswear Co.	900	57
Cox Radio, Inc. Class A (Æ)	6,500	94
CSK Auto Corp. (Æ)	2,600	45
Domino's Pizza, Inc.	4,800	148
Dover Downs Gaming & Entertainment, Inc.	4,350	53
DSW, Inc. Class A (Æ)	1,800	72
Entercom Communications Corp. Class A	400	11
Entravision Communications Corp. Class A (Æ)	1,800	16
Fossil, Inc. (Æ)	1,000	27
FTD Group, Inc.	7,642	148
Fuel Systems Solutions, Inc. (Æ)	1,600	35
Gray Television, Inc.	2,300	20
Group 1 Automotive, Inc.	2,500	116
Guess?, Inc.	1,300	106
Gymboree Corp. (Æ)	1,600	60
Harris Interactive, Inc. (Æ)	5,900	33
Jack in the Box, Inc. (Æ)	1,500	102
Journal Register Co.	300	2
K-Swiss, Inc. Class A	1,700	48
K2, Inc. (Æ)	300	3
Kellwood Co.	1,700	54
Kimball International, Inc. Class B	4,400	93
Lear Corp.	1,300	48
Lee Enterprises, Inc.	4,000	127
Lin TV Corp. Class A (Æ)	5,200	70

	Principal Amount ($) or Shares	Market Value $
Lodgenet Entertainment Corp. (Æ)	2,400	61
Luby's, Inc. (Æ)	800	8
Maidenform Brands, Inc. (Æ)	3,900	71
Marvel Entertainment, Inc. (Æ)	100	3
Matthews International Corp. Class A	1,700	68
Men's Wearhouse, Inc. (The)	200	9
Meritage Homes Corp. (Æ)	200	8
Midas, Inc. (Æ)	1,200	25
Morningstar, Inc. (Æ)	1,000	51
Move, Inc. (Æ)	9,500	57
New York & Co., Inc. (Æ)	6,100	88
O'Charleys, Inc. (Æ)	700	15
Oakley, Inc.	4,900	103
Oxford Industries, Inc.	200	10
Papa John's International, Inc. (Æ)	3,900	115
Payless Shoesource, Inc. (Æ)	5,700	176
Pre-Paid Legal Services, Inc. (Æ)	1,500	62
Priceline.com, Inc. (Æ)	2,000	105
Pricesmart, Inc.	700	10
ProQuest Co. (Æ)	8,100	89
RC2 Corp. (Æ)	3,100	123
Rent-A-Center, Inc. Class A (Æ)	3,600	102
Salem Communications Holding Corp. Class A	800	10
Sauer-Danfoss, Inc.	2,000	74
Select Comfort Corp. (Æ)	450	8
Sinclair Broadcast Group, Inc. Class A	9,900	141
Skechers USA, Inc. Class A (Æ)	2,900	101
Sonic Corp. (Æ)	2,300	50
Stanley Furniture Co., Inc.	200	4
Steinway Musical Instruments	1,500	48
Stewart Enterprises, Inc. Class A	23,100	183
Syms Corp. (Æ)	2,200	42
Systemax, Inc. (Æ)	800	21
Talbots, Inc.	300	8
Tempur-Pedic International, Inc.	5,500	137
Triarc Cos., Inc. Class A	9,200	166
Tupperware Corp.	3,100	73
Unifirst Corp.	1,100	46
Universal Electronics, Inc. (Æ)	800	21
Vertrue, Inc. (Æ)	1,200	59
Warnaco Group, Inc. (The) (Æ)	6,200	162
Winnebago Industries, Inc.	500	16
Wolverine World Wide, Inc.	1,400	39
		5,344
Consumer Staples - 3.7%
Alliance One International, Inc. (Æ)	8,600	72
Arden Group, Inc. Class A	100	12
Boston Beer Co., Inc. Class A (Æ)	1,400	46
Central European Distribution Corp. (Æ)	1,200	33

Enhanced Small Cap Fund
45

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Chattem, Inc. (Æ)	1,800	96
Chiquita Brands International, Inc.	5,500	80
Coca-Cola Bottling Co. Consolidated	200	12
Delta & Pine Land Co.	500	20
Diamond Foods, Inc.	2,100	35
Elizabeth Arden, Inc. (Æ)	3,100	68
Flowers Foods, Inc.	1,350	40
Hain Celestial Group, Inc. (Æ)	600	17
J&J Snack Foods Corp.	400	16
Mannatech, Inc.	6,300	93
NBTY, Inc. (Æ)	4,200	204
Playtex Products, Inc. (Æ)	10,400	143
Prestige Brands Holdings, Inc. (Æ)	4,200	48
Reddy Ice Holdings, Inc.	500	13
Seaboard Corp.	57	123
Spartan Stores, Inc.	800	19
Spectrum Brands, Inc. (Æ)	2,300	20
TreeHouse Foods, Inc. (Æ)	1,300	38
		1,248
Energy - 4.3%
Alpha Natural Resources, Inc. (Æ)	2,200	32
Atlas America, Inc. (Æ)	3,005	160
ATP Oil & Gas Corp. (Æ)	3,600	148
Atwood Oceanics, Inc. (Æ)	100	5
Bill Barrett Corp. (Æ)	1,500	44
Bois d'Arc Energy, Inc. (Æ)	800	11
Bronco Drilling Co., Inc. (Æ)	800	12
Callon Petroleum Co. (Æ)	200	3
Clayton Williams Energy, Inc. (Æ)	1,500	46
Dril-Quip, Inc. (Æ)	300	12
EXCO Resources, Inc. (Æ)	8,600	150
Grey Wolf, Inc. (Æ)	800	5
Gulfmark Offshore, Inc. (Æ)	2,500	99
Harvest Natural Resources, Inc. (Æ)	3,900	37
Input/Output, Inc. (Æ)	1,100	15
Lone Star Technologies, Inc. (Æ)	800	38
Mariner Energy, Inc. (Æ)	3,100	57
MarkWest Hydrocarbon, Inc.	2,000	125
Meridian Resource Corp. (Æ)	600	2
NATCO Group, Inc. Class A (Æ)	200	7
NGP Capital Resources Co.	2,500	39
Petroleum Development Corp. (Æ)	400	21
Rosetta Resources, Inc. (Æ)	1,700	31
T-3 Energy Services, Inc. (Æ)	1,000	21
Trico Marine Services, Inc. (Æ)	400	15
Universal Compression Holdings, Inc. (Æ)	2,300	154
USEC, Inc. (Æ)	8,300	118
Vaalco Energy, Inc. (Æ)	3,000	19
Western Refining, Inc.	200	6
Westmoreland Coal Co. (Æ)	500	11
		1,443

	Principal Amount ($) or Shares	Market Value $
Financials - 20.6%
1st Source Corp.	2,660	70
21st Century Insurance Group	1,800	38
Accredited Home Lenders Holding Co. (Æ)	300	7
Advance America Cash Advance Centers, Inc.	200	3
Advanta Corp. Class B	1,800	75
Affirmative Insurance Holdings, Inc.	1,400	23
Affordable Residential Communities, Inc. (Æ)	4,347	52
Alfa Corp.	1,500	27
Amcore Financial, Inc.	100	3
American Equity Investment Life Holding Co.	500	7
American Home Mortgage Investment Corp. (ö)	5,500	150
American Physicians Capital, Inc. (Æ)	1,600	59
Ameris Bancorp	300	7
Anchor Bancorp Wisconsin, Inc.	100	3
Anthracite Capital, Inc. (ö)	10,700	134
Apollo Investment Corp.	2,100	48
Arbor Realty Trust, Inc. (ö)	700	22
Ashford Hospitality Trust, Inc. (ö)	3,100	38
Asset Acceptance Capital Corp. (Æ)	400	6
Avatar Holdings, Inc. (Æ)	1,300	94
Bancfirst Corp.	1,200	56
Bank of Granite Corp.	3,125	56
Banner Corp.	2,300	96
Berkshire Hills Bancorp, Inc.	1,500	52
Camden National Corp.	100	4
Capital Lease Funding, Inc. (ö)	1,200	13
Capital Trust, Inc. Class A (ö)	2,000	92
Capitol Bancorp, Ltd.	1,200	48
Centennial Bank Holdings, Inc. (Æ)	3,800	32
Chemical Financial Corp.	800	23
Citizens Banking Corp.	3,458	79
City Bank	150	5
City Holding Co.	2,500	98
Clark, Inc.	800	14
Commerce Group, Inc.	500	14
Community Bank System, Inc.	200	4
Community Banks, Inc.	2,047	51
Community Trust Bancorp, Inc.	200	7
CompuCredit Corp. (Æ)	1,700	53
Corus Bankshares, Inc.	3,600	67
Credit Acceptance Corp. (Æ)	200	5
CVB Financial Corp.	2,090	26
Delphi Financial Group Class A	1,250	49
DiamondRock Hospitality Co. (ö)	5,400	98
Dime Community Bancshares	1,600	20
Direct General Corp.	800	17
Doral Financial Corp.	2,000	4

Enhanced Small Cap Fund
46

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
EMC Insurance Group, Inc.	200	5
Equity Inns, Inc. (ö)	900	14
Equity Lifestyle Properties, Inc. (ö)	3,000	169
Equity One, Inc. (ö)	200	5
eSpeed, Inc. Class A (Æ)	2,400	20
Farmers Capital Bank Corp.	200	6
FBL Financial Group, Inc. Class A	2,400	93
Federal Agricultural Mortgage Corp. Class C	400	10
FelCor Lodging Trust, Inc. (ö)	6,000	142
Fieldstone Investment Corp. (ö)	7,700	38
First Bancorp	13,900	166
First Bancorp/Troy NC	200	4
First Charter Corp.	900	22
First Financial Corp.	500	16
First Financial Holdings, Inc.	500	17
First Indiana Corp. (Æ)	1,800	40
First Industrial Realty Trust, Inc. (ö)	1,600	74
First Regional Bancorp (Æ)	600	19
FirstFed Financial Corp. (Æ)	500	29
Flagstar Bancorp, Inc.	300	4
FNB Corp.	2,200	51
Franklin Bank Corp. (Æ)	400	7
GB&T Bancshares, Inc.	700	13
Getty Realty Corp. (ö)	200	6
Glimcher Realty Trust (ö)	3,500	97
Great American Financial Resources, Inc.	900	23
Great Southern Bancorp, Inc.	800	23
Greenhill & Co., Inc.	100	7
Hanmi Financial Corp.	1,000	20
Harleysville Group, Inc.	2,400	78
Harleysville National Corp.	110	2
Hersha Hospitality Trust (ö)	1,500	17
Highland Hospitality Corp. (ö)	1,100	18
Horace Mann Educators Corp.	100	2
Horizon Financial Corp.	2,250	49
IMPAC Mortgage Holdings, Inc. (ö)	5,200	34
Independent Bank Corp.	200	6
Innkeepers USA Trust (ö)	3,800	63
Integra Bank Corp.	2,800	67
International Bancshares Corp.	700	20
Irwin Financial Corp.	7,500	155
ITLA Capital Corp.	1,000	52
James River Group, Inc.	700	20
JER Investors Trust, Inc. (ö)	2,800	53
Kansas City Life Insurance Co.	200	9
KNBT Bancorp, Inc.	400	6
Knight Capital Group, Inc. Class A (Æ)	3,500	55
LaBranche & Co., Inc. (Æ)	4,500	39
LTC Properties, Inc. (ö)	1,000	26
Luminent Mortgage Capital, Inc. (ö)	1,900	18
MAF Bancorp, Inc.	1,600	71

	Principal Amount ($) or Shares	Market Value $
MainSource Financial Group, Inc.	420	7
Marlin Business Services Corp. (Æ)	1,200	28
MCG Capital Corp.	4,900	93
Medallion Financial Corp.	800	9
Medical Properties Trust, Inc. (ö)	6,300	97
MFA Mortgage Investments, Inc. (ö)	6,300	47
Mid-State Bancshares	100	4
Midland Co. (The)	1,100	47
National Interstate Corp.	400	11
Nationwide Health Properties, Inc. (ö)	300	10
Netbank, Inc.	600	2
NewAlliance Bancshares, Inc. (Æ)	400	6
Newcastle Investment Corp. (ö)	3,700	109
Novastar Financial, Inc. (ö)	300	2
NYMAGIC, Inc.	400	16
Ocwen Financial Corp. (Æ)	2,400	28
Odyssey Re Holdings Corp.	3,900	152
Old National Bancorp	3,800	69
Omega Financial Corp.	1,100	32
Omega Healthcare Investors, Inc. (ö)	600	11
optionsXpress Holdings, Inc.	2,200	51
Oriental Financial Group	300	4
Parkway Properties, Inc. (ö)	200	11
Partners Trust Financial Group, Inc.	4,100	47
Pennsylvania Real Estate Investment Trust (ö)	300	13
Peoples Bancorp, Inc.	1,300	36
Phoenix Cos., Inc. (The)	7,400	106
Piper Jaffray Cos., Inc. (Æ)	800	52
PMA Capital Corp. Class A (Æ)	1,900	18
Post Properties, Inc. (ö)	1,000	48
ProAssurance Corp. (Æ)	200	10
Provident Bankshares Corp.	100	3
Provident Financial Services, Inc.	9,600	169
R&G Financial Corp. Class B	5,700	31
Ramco-Gershenson Properties Trust (ö)	3,000	107
Renasant Corp.	450	11
Republic Bancorp, Inc. Class A	210	5
Resource Capital Corp. (ö)	5,600	93
S&T Bancorp, Inc.	200	7
Santander BanCorp	500	10
Saul Centers, Inc. (ö)	2,900	166
Selective Insurance Group, Inc.	1,600	39
Senior Housing Properties Trust (ö)	2,200	53
Simmons First National Corp. Class A (Æ)	700	19
Southwest Bancorp, Inc.	1,000	25
State Auto Financial Corp.	1,200	39
Suffolk Bancorp	900	30
Sun Communities, Inc. (ö)	5,100	156
SWS Group, Inc.	3,300	87
Taylor Capital Group, Inc.	1,800	66
TierOne Corp.	1,700	47

Enhanced Small Cap Fund
47

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Triad Guaranty, Inc. (Æ)	1,087	49
Trustmark Corp.	1,100	31
UMB Financial Corp.	1,500	57
United Bankshares, Inc.	100	4
United Community Financial Corp.	6,200	67
United Fire & Casualty Co.	3,500	121
Universal American Financial Corp. (Æ)	1,700	33
Virginia Financial Group, Inc.	300	7
W Holding Co., Inc.	4,600	25
Waddell & Reed Financial, Inc. Class A	2,800	68
WesBanco, Inc.	2,600	80
West Coast Bancorp	800	24
Willow Financial Bancorp, Inc.	420	5
Winston Hotels, Inc. (ö)	900	13
WSFS Financial Corp.	800	54
		6,926
Health Care - 10.0%
Albany Molecular Research, Inc. (Æ)	5,700	54
Alliance Imaging, Inc. (Æ)	6,100	44
Alpharma, Inc. Class A	2,600	69
American Medical Systems Holdings, Inc. (Æ)	200	4
AMERIGROUP Corp. (Æ)	2,100	70
AMN Healthcare Services, Inc. (Æ)	4,200	117
Applera Corp. - Celera Group (Æ)	800	11
Apria Healthcare Group, Inc. (Æ)	2,100	67
Arrow International, Inc.	600	20
Bio-Rad Laboratories, Inc. Class A (Æ)	1,300	92
Bradley Pharmaceuticals, Inc. (Æ)	2,500	49
Bruker BioSciences Corp. (Æ)	11,700	105
Candela Corp. (Æ)	200	2
Coley Pharmaceutical Group, Inc. (Æ)	2,700	25
Conmed Corp. (Æ)	300	8
Corvel Corp. (Æ)	300	9
Cross Country Healthcare, Inc. (Æ)	3,900	74
Cubist Pharmaceuticals, Inc. (Æ)	700	14
Cypress Bioscience, Inc. (Æ)	300	2
Digene Corp. (Æ)	100	5
Diversa Corp. (Æ)	300	2
Enzon Pharmaceuticals, Inc. (Æ)	16,900	140
Exelixis, Inc. (Æ)	400	4
Genitope Corp. (Æ)	400	1
Genomic Health, Inc. (Æ)	900	17
GTx, Inc. (Æ)	400	9
Healthspring, Inc. (Æ)	2,200	47
Illumina, Inc. (Æ)	1,500	50
Immucor, Inc. (Æ)	2,250	67
Incyte Corp. (Æ)	6,600	42
Integra LifeSciences Holdings Corp. (Æ)	1,800	76
Lexicon Genetics, Inc. (Æ)	11,000	45

	Principal Amount ($) or Shares	Market Value $
LHC Group, Inc. (Æ)	500	14
Lifecell Corp. (Æ)	700	17
Luminex Corp. (Æ)	2,700	38
Maxygen, Inc. (Æ)	300	3
Medarex, Inc. (Æ)	2,100	29
Medcath Corp. (Æ)	4,700	136
Medicines Co. (The) (Æ)	100	3
Mentor Corp.	3,200	154
MGI Pharma, Inc. (Æ)	300	6
Molecular Devices Corp. (Æ)	1,800	64
Nabi Biopharmaceuticals (Æ)	3,400	18
National Healthcare Corp.	200	11
Neurocrine Biosciences, Inc. (Æ)	4,900	62
Neurometrix, Inc. (Æ)	900	10
New River Pharmaceuticals, Inc. (Æ)	1,000	63
Odyssey HealthCare, Inc. (Æ)	2,700	37
Omnicell, Inc. (Æ)	700	14
OraSure Technologies, Inc. (Æ)	7,600	61
Pain Therapeutics, Inc. (Æ)	7,600	60
Par Pharmaceutical Cos., Inc. (Æ)	100	2
Perrigo Co.	4,500	75
PharmaNet Development Group, Inc. (Æ)	1,700	35
Phase Forward, Inc. (Æ)	1,600	21
Pozen, Inc. (Æ)	1,800	28
Progenics Pharmaceuticals, Inc. (Æ)	3,500	97
PSS World Medical, Inc. (Æ)	500	10
Radiation Therapy Services, Inc. (Æ)	200	6
Regeneron Pharmaceuticals, Inc. (Æ)	5,100	101
Renovis, Inc. (Æ)	2,300	8
Res-Care, Inc. (Æ)	2,000	36
Rigel Pharmaceuticals, Inc. (Æ)	300	3
Salix Pharmaceuticals, Ltd. (Æ)	500	7
Savient Pharmaceuticals, Inc. (Æ)	2,680	36
Sciele Pharma, Inc. (Æ)	2,000	46
STERIS Corp.	200	5
SuperGen, Inc. (Æ)	4,100	20
Symbion, Inc. (Æ)	600	13
Trimeris, Inc. (Æ)	2,200	25
Trizetto Group, Inc. (The) (Æ)	1,800	38
Varian, Inc. (Æ)	3,400	185
Ventana Medical Systems, Inc. (Æ)	700	28
Viasys Healthcare, Inc. (Æ)	1,600	50
Viropharma, Inc. (Æ)	10,200	163
Vital Signs, Inc.	1,300	69
Volcano Corp. (Æ)	3,600	68
West Pharmaceutical Services, Inc.	200	9
Zoll Medical Corp. (Æ)	2,200	61
		3,386
Industrials - 13.5%
ABM Industries, Inc.	5,600	147
ACCO Brands Corp. (Æ)	2,400	52
Actuant Corp. Class A	100	5

Enhanced Small Cap Fund
48

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Acuity Brands, Inc.	3,100	172
Administaff, Inc.	200	7
Advisory Board Co. (The) (Æ)	400	21
Airtran Holdings, Inc. (Æ)	200	2
American Woodmark Corp.	3,000	119
Ampco-Pittsburgh Corp.	400	10
Amrep Corp.	300	27
AO Smith Corp.	800	31
Applied Industrial Technologies, Inc.	300	7
Belden CDT, Inc.	3,000	139
Blue Nile, Inc. (Æ)	300	12
BlueLinx Holdings, Inc.	1,500	18
Brady Corp. Class A	400	13
Cascade Corp.	200	11
CBIZ, Inc. (Æ)	6,100	42
CIRCOR International, Inc.	1,500	52
Columbus McKinnon Corp. (Æ)	3,500	81
Comfort Systems USA, Inc.	600	8
Compx International, Inc.	200	3
COMSYS IT Partners, Inc. (Æ)	3,300	66
Consolidated Graphics, Inc. (Æ)	2,300	164
Cubic Corp.	2,500	53
Deluxe Corp.	3,000	93
Diamond Management & Technology Consultants, Inc. Class A	5,300	80
Dollar Financial Corp. (Æ)	1,400	36
Dynamex, Inc. (Æ)	1,000	24
EDO Corp.	500	12
EnerSys (Æ)	1,300	22
ExpressJet Holdings, Inc. Class A (Æ)	3,000	22
Franklin Electric Co., Inc.	400	19
G&K Services, Inc. Class A	100	4
General Cable Corp. (Æ)	400	20
Genlyte Group, Inc. (Æ)	2,000	139
GenTek, Inc. (Æ)	100	3
Goodman Global, Inc. (Æ)	2,600	49
Gorman-Rupp Co. (The)	250	7
GrafTech International, Ltd. (Æ)	400	3
Heartland Express, Inc.	4,466	74
Heico Corp.	2,000	74
Heidrick & Struggles International, Inc. (Æ)	1,100	50
Horizon Lines, Inc. Class A	3,700	107
HUB Group, Inc. Class A (Æ)	5,900	187
Hudson Highland Group, Inc. (Æ)	1,900	31
IHS, Inc. Class A (Æ)	2,600	98
II-VI, Inc. (Æ)	1,300	40
Infrasource Services, Inc. (Æ)	100	2
Integrated Electrical Services, Inc. (Æ)	3,400	80
Interactive Data Corp.	2,000	48
Interface, Inc. Class A	2,100	33
Interline Brands, Inc. (Æ)	1,500	32

	Principal Amount ($) or Shares	Market Value $
John H Harland Co.	600	30
K&F Industries Holdings, Inc. (Æ)	600	15
Kadant, Inc. (Æ)	1,600	38
Kaman Corp. Class A	3,200	73
Kforce, Inc. (Æ)	5,600	76
Korn/Ferry International (Æ)	400	9
Labor Ready, Inc. (Æ)	3,800	70
M&F Worldwide Corp. (Æ)	3,800	147
NACCO Industries, Inc. Class A	500	64
NCI Building Systems, Inc. (Æ)	300	17
Nordson Corp.	3,400	166
Orbital Sciences Corp. (Æ)	2,200	44
Pacer International, Inc.	2,800	76
PW Eagle, Inc.	300	10
RBC Bearings, Inc. (Æ)	1,100	36
Regal-Beloit Corp.	1,400	63
Republic Airways Holdings, Inc. (Æ)	2,000	40
Robbins & Myers, Inc.	200	8
Skywest, Inc.	300	8
Spherion Corp. (Æ)	8,200	73
Standard Parking Corp. (Æ)	1,300	44
Teledyne Technologies, Inc. (Æ)	300	11
TeleTech Holdings, Inc. (Æ)	3,000	94
Tennant Co.	400	12
Tetra Tech, Inc. (Æ)	4,800	86
Tredegar Corp.	600	13
United Stationers, Inc. (Æ)	200	11
Viad Corp.	3,500	130
Vicor Corp.	2,300	21
Volt Information Sciences, Inc. (Æ)	4,200	144
Wabash National Corp.	900	15
Wabtec Corp.	800	26
Waste Connections, Inc. (Æ)	1,500	66
Woodward Governor Co.	4,200	175
		4,562
Information Technology - 18.5%
Actel Corp. (Æ)	2,100	35
Adtran, Inc.	900	21
Advanced Energy Industries, Inc. (Æ)	3,400	69
Advent Software, Inc. (Æ)	1,100	40
Agilysys, Inc.	7,800	164
AMIS Holdings, Inc. (Æ)	2,800	32
Amkor Technology, Inc. (Æ)	11,400	131
Anaren, Inc. (Æ)	1,400	23
Ansoft Corp. (Æ)	4,800	149
Arris Group, Inc. (Æ)	1,400	18
Aspen Technology, Inc. (Æ)	9,200	110
Asyst Technologies, Inc. (Æ)	3,800	27
Atheros Communications, Inc. (Æ)	3,900	99
Avocent Corp. (Æ)	300	10
Bel Fuse, Inc. Class B	200	6

Enhanced Small Cap Fund
49

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Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Blackbaud, Inc.	1,600	37
Blue Coat Systems, Inc. (Æ)	300	10
Brocade Communications Systems, Inc. (Æ)	24,275	219
Brooks Automation, Inc. (Æ)	200	3
C-COR, Inc. (Æ)	1,500	20
Carrier Access Corp. (Æ)	2,700	13
Ciber, Inc. (Æ)	2,400	17
Cirrus Logic, Inc. (Æ)	12,800	111
Coherent, Inc. (Æ)	3,400	102
CommScope, Inc. (Æ)	4,800	185
Covansys Corp. (Æ)	6,000	148
CSG Systems International, Inc. (Æ)	3,800	94
CTS Corp.	2,300	31
DealerTrack Holdings, Inc. (Æ)	4,800	139
Digi International, Inc. (Æ)	6,000	80
Digital River, Inc. (Æ)	1,700	94
Dycom Industries, Inc. (Æ)	1,400	35
Eagle Test Systems, Inc. (Æ)	2,400	42
Earthlink, Inc. (Æ)	4,000	29
Echelon Corp. (Æ)	600	6
Electronics for Imaging, Inc. (Æ)	500	11
Emulex Corp. (Æ)	3,100	56
Exar Corp. (Æ)	200	3
Extreme Networks (Æ)	500	2
Forrester Research, Inc. (Æ)	4,600	123
Foundry Networks, Inc. (Æ)	1,600	23
Gartner, Inc. (Æ)	200	4
Genesis Microchip, Inc. (Æ)	4,900	39
Global Imaging Systems, Inc. (Æ)	900	18
Hyperion Solutions Corp. (Æ)	600	26
i2 Technologies, Inc. (Æ)	2,500	60
Imation Corp.	600	25
Infospace, Inc. (Æ)	2,400	55
infoUSA, Inc.	11,500	118
Insight Enterprises, Inc. (Æ)	2,200	43
Interdigital Communications Corp. (Æ)	4,100	142
Interwoven, Inc. (Æ)	5,900	90
Ipass, Inc. (Æ)	1,000	5
Ixia (Æ)	1,200	13
j2 Global Communications, Inc. (Æ)	200	5
Keane, Inc. (Æ)	800	11
Kopin Corp. (Æ)	2,600	9
Kulicke & Soffa Industries, Inc. (Æ)	1,300	12
Lawson Software, Inc. (Æ)	1,000	8
Lightbridge, Inc. (Æ)	700	11
Littelfuse, Inc. (Æ)	2,200	81
Macrovision Corp. (Æ)	2,600	64
Magma Design Automation, Inc. (Æ)	3,900	39
Manhattan Associates, Inc. (Æ)	4,000	111
Mantech International Corp. Class A (Æ)	1,000	34
Mapinfo Corp. (Æ)	200	3

	Principal Amount ($) or Shares	Market Value $
Mattson Technology, Inc. (Æ)	500	4
Measurement Specialties, Inc. (Æ)	1,000	23
Methode Electronics, Inc.	2,100	23
Micrel, Inc. (Æ)	10,100	118
Micros Systems, Inc. (Æ)	1,600	89
MicroStrategy, Inc. Class A (Æ)	600	76
MIPS Technologies, Inc. Class A (Æ)	3,200	30
MKS Instruments, Inc. (Æ)	5,000	121
Monolithic Power Systems, Inc. (Æ)	2,400	30
MPS Group, Inc. (Æ)	6,300	90
MTS Systems Corp.	800	30
Netratings, Inc. (Æ)	700	15
Netscout Systems, Inc. (Æ)	1,600	14
Nextest Systems Corp. (Æ)	500	6
NIC, Inc.	1,700	9
Omnivision Technologies, Inc. (Æ)	5,500	71
ON Semiconductor Corp. (Æ)	9,200	90
Openwave Systems, Inc. (Æ)	500	4
Opnet Technologies, Inc. (Æ)	2,900	41
Packeteer, Inc. (Æ)	2,100	25
Palm, Inc. (Æ)	4,000	66
Parametric Technology Corp. (Æ)	640	12
Paxar Corp. (Æ)	1,200	28
Pegasystems, Inc.	7,200	64
Perficient, Inc. (Æ)	400	8
Pericom Semiconductor Corp. (Æ)	3,900	39
Perot Systems Corp. Class A (Æ)	200	3
Plexus Corp. (Æ)	2,400	39
PLX Technology, Inc. (Æ)	300	3
Polycom, Inc. (Æ)	1,300	41
QAD, Inc.	700	6
Quest Software, Inc. (Æ)	700	11
Radisys Corp. (Æ)	300	5
RealNetworks, Inc. (Æ)	8,900	73
RF Micro Devices, Inc. (Æ)	400	3
Rofin-Sinar Technologies, Inc. (Æ)	300	18
SafeNet, Inc. (Æ)	2,700	74
Secure Computing Corp. (Æ)	1,500	13
Silicon Image, Inc. (Æ)	8,300	73
Silicon Storage Technology, Inc. (Æ)	18,200	96
Skyworks Solutions, Inc. (Æ)	1,600	11
SonicWALL, Inc. (Æ)	8,100	71
Staktek Holdings, Inc. (Æ)	4,400	18
Sunpower Corp. Class A (Æ)	100	4
Sybase, Inc. (Æ)	3,600	90
Sykes Enterprises, Inc. (Æ)	3,300	53
Symmetricom, Inc. (Æ)	7,400	63
Synaptics, Inc. (Æ)	200	5
Talx Corp.	200	7
Technitrol, Inc.	800	18
Techwell, Inc. (Æ)	200	2
TheStreet.com, Inc.	800	9

Enhanced Small Cap Fund
50

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Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Travelzoo, Inc. (Æ)	3,200	108
Trident Microsystems, Inc. (Æ)	400	9
TTM Technologies, Inc. (Æ)	7,100	81
Tyler Technologies, Inc. (Æ)	3,000	41
United Online, Inc.	500	7
Utstarcom, Inc. (Æ)	16,900	156
VA Software Corp. (Æ)	1,900	8
Varian Semiconductor Equipment Associates, Inc. (Æ)	300	14
Vignette Corp. (Æ)	300	5
Websense, Inc. (Æ)	2,600	59
Wind River Systems, Inc. (Æ)	400	4
Wright Express Corp. (Æ)	4,900	140
Zoran Corp. (Æ)	3,800	63
Zygo Corp. (Æ)	1,400	22
		6,245
Materials - 4.8%
AEP Industries, Inc. (Æ)	600	27
AK Steel Holding Corp. (Æ)	9,200	213
Buckeye Technologies, Inc. (Æ)	6,500	83
Chaparral Steel Co.	200	10
Cleveland-Cliffs, Inc.	3,200	180
Gibraltar Industries, Inc.	800	18
Greif, Inc. Class A	800	94
HB Fuller Co.	6,300	157
Headwaters, Inc. (Æ)	200	5
Hercules, Inc. (Æ)	3,300	66
Innospec, Inc.	3,100	161
MacDermid, Inc.	200	7
OM Group, Inc. (Æ)	3,000	152
Quanex Corp.	400	16
Rock-Tenn Co. Class A	5,200	169
Rockwood Holdings, Inc. (Æ)	700	19
Sensient Technologies Corp.	1,100	27
Shiloh Industries, Inc.	400	5
Silgan Holdings, Inc.	3,500	172
Spartech Corp.	1,400	37
US Concrete, Inc. (Æ)	700	6
		1,624
Telecommunication Services - 1.9%
Centennial Communications Corp. (Æ)	4,500	35
Cincinnati Bell, Inc. (Æ)	31,000	142
Cogent Communications Group, Inc. (Æ)	400	9
Commonwealth Telephone Enterprises, Inc.	600	26
Consolidated Communications Holdings, Inc.	1,500	30
General Communication, Inc. Class A (Æ)	10,300	153

	Principal Amount ($) or Shares	Market Value $
Premiere Global Services, Inc. (Æ)	1,800	19
SAVVIS, Inc. (Æ)	300	13
SureWest Communications	300	7
Syniverse Holdings, Inc. (Æ)	10,200	115
USA Mobility, Inc.	4,500	87
		636
Utilities - 2.3%
Avista Corp.	1,400	33
CH Energy Group, Inc.	200	9
Cleco Corp.	1,900	50
Duquesne Light Holdings, Inc.	1,300	26
El Paso Electric Co. (Æ)	1,400	33
Empire District Electric Co. (The)	900	22
Idacorp, Inc.	2,500	87
Laclede Group, Inc. (The)	300	9
Northwest Natural Gas Co.	2,700	119
Otter Tail Corp.	100	3
Piedmont Natural Gas Co.	500	12
PNM Resources, Inc.	2,800	86
SJW Corp.	400	14
South Jersey Industries, Inc.	800	28
Southwest Gas Corp.	4,500	167
Unisource Energy Corp.	100	4
Westar Energy, Inc.	1,600	43
WGL Holdings, Inc.	1,200	38
		783
Total Common Stocks (cost $28,956)		32,197
Short-Term Investments - 4.3%
Federated Investors Prime Cash Obligations Fund	1,440,542	1,441
Total Short-Term Investments (cost $1,441)		1,441
Total Investments - 99.8% (identified cost $30,397)		33,638
Other Assets and Liabilities, Net - 0.2%		72
Net Assets - 100.0%		33,710

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund
51

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Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000® Mini Index expiration date 03/07 (18)	1,430	(24)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		(24)

Presentation of Portfolio Holdings — February 28, 2007

Categories	% of Net Assets
Consumer Discretionary	15.9
Consumer Staples	3.7
Energy	4.3
Financials	20.6
Health Care	10.0
Industrials	13.5
Information Technology	18.5
Materials	4.8
Telecommunication Services	1.9
Utilities	2.3
Short-Term Investments	4.3
Total Investments	99.8
Other Assets and Liabilities, Net	0.2
100.0
Futures Contracts	(0.1)

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund
52

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Directional Core Equity Fund

Shareholder Expense Example — February 28, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2006 to February 28, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. From the period September 1, 2006 through January 2, 2007, redemption of shares of the Fund executed within 60 days of the date of purchase were subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares of the Directional Core Equity Fund are no longer subject to a redemption fee.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2006	$1,000.00	$1,000.00
Ending Account Value February 28, 2007	$1,062.90	$1,015.97
Expenses Paid During Period *	$9.10	$8.90

* Expenses are equal to the Fund's expense ratio of 1.78% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the adviser. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Directional Core Equity Fund
53

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SSgA
Directional Core Equity Fund

Schedule of Investments — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 87.3%
Consumer Discretionary - 24.8%
Aeropostale, Inc. (Æ)	12,100	443
American Eagle Outfitters, Inc.	1,350	42
AnnTaylor Stores Corp. (Æ)	5,100	181
Apollo Group, Inc. Class A (Æ)	2,400	114
Big Lots, Inc. (Æ)	34,600	866
Black & Decker Corp.	700	59
Career Education Corp. (Æ)	18,992	562
CBS Corp. Class B (Å)	19,453	590
Dollar Tree Stores, Inc. (Æ)	2,800	96
Domino's Pizza, Inc. (Å)	16,600	512
Harley-Davidson, Inc.	1,500	99
ITT Educational Services, Inc. (Æ)	7,000	560
Jack in the Box, Inc. (Æ)	2,600	178
Jarden Corp. (Æ)	2,100	77
Jones Apparel Group, Inc.	5,200	171
Kohl's Corp. (Æ)	4,100	283
Live Nation, Inc. (Æ)	20,400	472
Marvel Entertainment, Inc. (Æ)	17,400	484
Mattel, Inc.	5,700	148
McDonald's Corp.	6,000	262
McGraw-Hill Cos., Inc. (The)	9,800	633
OfficeMax, Inc.	7,000	363
Omnicom Group, Inc.	2,100	218
Payless Shoesource, Inc. (Æ)(Å)	18,500	572
Rent-A-Center, Inc. Class A (Æ)	1,500	42
Sherwin-Williams Co. (The)	2,400	160
Snap-On, Inc.	1,900	95
Tempur-Pedic International, Inc.	23,000	572
		8,854
Consumer Staples - 3.7%
Altria Group, Inc.	2,200	186
Coca-Cola Enterprises, Inc.	3,900	78
Energizer Holdings, Inc. (Æ)	2,200	189
NBTY, Inc. (Æ)	17,900	871
		1,324
Energy - 5.9%
Chevron Corp.	1,550	106
Exxon Mobil Corp. (Å)	13,390	960
Sunoco, Inc.	4,673	302
Tesoro Corp.	2,100	191
Tidewater, Inc.	7,000	364
Todco Class A (Æ)	5,600	191
		2,114
Financials - 10.9%
AmeriCredit Corp. (Æ)	20,100	491
Ameriprise Financial, Inc.	2,500	146

	Principal Amount ($) or Shares	Market Value $
Bank of America Corp. (Å)	10,269	523
Chubb Corp.	4,608	235
Citigroup, Inc. (Å)	9,669	487
Comerica, Inc.	9,600	580
First Marblehead Corp. (The)	8,800	397
JPMorgan Chase & Co.	15,400	761
Metlife, Inc.	1,100	70
Odyssey Re Holdings Corp.	1,900	74
PNC Financial Services Group, Inc.	700	51
Travelers Cos., Inc. (The)	1,100	58
		3,873
Health Care - 12.0%
AMERIGROUP Corp. (Æ)	17,600	582
AmerisourceBergen Corp. Class A	3,400	179
Becton Dickinson & Co. (Å)	9,950	756
Coventry Health Care, Inc. (Æ)	1,300	71
Endo Pharmaceuticals Holdings, Inc. (Æ)	7,600	237
Humana, Inc. (Æ)	4,800	287
King Pharmaceuticals, Inc. (Æ)(Å)	3,303	62
Mentor Corp.	4,300	207
Merck & Co., Inc. (Å)	16,210	716
Pfizer, Inc.	18,320	457
WellCare Health Plans, Inc. (Æ)	8,700	714
		4,268
Industrials - 6.0%
AGCO Corp. (Æ)	900	33
Cooper Industries, Ltd. Class A	1,500	138
Cummins, Inc.	983	132
Deluxe Corp.	5,600	173
EMCOR Group, Inc. (Æ)	2,300	138
General Dynamics Corp.	1,000	76
General Electric Co.	10,581	370
Lockheed Martin Corp. (Å)	7,073	688
Norfolk Southern Corp.	245	12
Northrop Grumman Corp.	2,400	172
Raytheon Co.	2,100	112
Terex Corp. (Æ)	1,400	92
		2,136
Information Technology - 19.2%
Accenture, Ltd. Class A	2,000	71
Atmel Corp. (Æ)	76,600	424
Avaya, Inc. (Æ)	65,500	804
BMC Software, Inc. (Æ)(Å)	26,600	821
Brocade Communications Systems, Inc. (Æ)	96,400	869
Cisco Systems, Inc. (Æ)(Å)	27,200	706
Fairchild Semiconductor International, Inc. Class A (Æ)	8,900	166
Hewlett-Packard Co.	3,500	138

Directional Core Equity Fund
55

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Directional Core Equity Fund

Schedule of Investments, continued — February 28, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Interdigital Communications Corp. (Æ)	11,400	396
Lexmark International, Inc. Class A (Æ)(Å)	10,500	636
McAfee, Inc. (Æ)(Å)	12,024	362
Motorola, Inc. (Å)	29,104	539
Sybase, Inc. (Æ)	22,110	553
Texas Instruments, Inc.	3,615	112
TIBCO Software, Inc. (Æ)	29,700	269
		6,866
Materials - 3.9%
Chaparral Steel Co.	7,000	349
Hercules, Inc. (Æ)	18,600	375
Pactiv Corp. (Æ)	20,500	660
		1,384
Telecommunication Services - 0.5%
AT&T, Inc.	4,700	173
Utilities - 0.4%
UGI Corp.	5,800	151
Total Common Stocks (cost $27,590)		31,143
Short-Term Investments - 9.7%
AIM Short Term Investment Prime Portfolio	1,737,000	1,737
Federated Investors Prime Cash Obligations Fund	1,741,000	1,741
Total Short-Term Investments (cost $3,478)		3,478
Total Investments – 97.0% (identified cost $31,068)		34,621
Securities Sold Short - (27.9%)
Consumer Discretionary - (9.3%)
Beazer Homes USA, Inc.	(1,900)	(75)
Boyd Gaming Corp.	(5,100)	(239)
Carmax, Inc. (Æ)	(3,550)	(187)
Coldwater Creek, Inc. (Æ)	(13,100)	(241)
Dow Jones & Co., Inc.	(4,200)	(152)
DR Horton, Inc.	(6,300)	(160)
Hilton Hotels Corp.	(6,900)	(244)
Hovnanian Enterprises, Inc. Class A (Æ)	(8,000)	(249)
Las Vegas Sands Corp. (Æ)	(2,300)	(198)
Penn National Gaming, Inc. (Æ)	(6,700)	(312)
Pulte Homes, Inc.	(6,400)	(189)
Standard-Pacific Corp.	(8,900)	(227)

	Principal Amount ($) or Shares	Market Value $
Tractor Supply Co. (Æ)	(8,600)	(440)
Urban Outfitters, Inc. (Æ)	(4,700)	(117)
XM Satellite Radio Holdings, Inc. Class A (Æ)	(19,200)	(276)
		(3,306)
Consumer Staples - (1.2%)
Rite Aid Corp. (Æ)	(69,400)	(414)
Health Care - (5.4%)
Abraxis BioScience, Inc. (Æ)	(16,500)	(435)
Boston Scientific Corp. (Æ)	(3,900)	(64)
Gen-Probe, Inc. (Æ)	(7,800)	(375)
Hologic, Inc. (Æ)	(8,000)	(440)
Intuitive Surgical, Inc. (Æ)	(3,000)	(333)
Tenet Healthcare Corp. (Æ)	(43,700)	(298)
		(1,945)
Industrials - (3.8%)
BE Aerospace, Inc. (Æ)	(11,300)	(341)
Covanta Holding Corp. (Æ)	(5,200)	(118)
Fastenal Co.	(500)	(18)
Hexcel Corp. (Æ)	(18,500)	(334)
JetBlue Airways Corp. (Æ)	(15,000)	(185)
United Rentals, Inc. (Æ)	(3,900)	(111)
USG Corp. (Æ)	(4,500)	(244)
		(1,351)
Information Technology - (7.8%)
Ansys, Inc. (Æ)	(2,100)	(107)
Avocent Corp. (Æ)	(4,500)	(143)
Ciena Corp. (Æ)	(8,300)	(261)
Dolby Laboratories, Inc. Class A (Æ)	(7,400)	(237)
Novell, Inc. (Æ)	(5,300)	(35)
Nuance Communications, Inc. (Æ)	(31,600)	(445)
Palm, Inc. (Æ)	(25,600)	(424)
SanDisk Corp. (Æ)	(5,200)	(190)
Seagate Technology	(7,700)	(207)
VeriFone Holdings, Inc. (Æ)	(7,300)	(285)
Zebra Technologies Corp. Class A (Æ)	(11,500)	(456)
		(2,790)
Telecommunication Services - (0.4%)
NeuStar, Inc. Class A (Æ)	(4,600)	(147)
Total Securities Sold Short (proceeds $9,140)		(9,953)
Other Assets and Liabilities, Net - 30.9%		11,023
Net Assets - 100.0%		35,691

See accompanying notes which are an integral part of the financial statements.

Directional Core Equity Fund
56

SSgA
Directional Core Equity Fund

Presentation of Portfolio Holdings — February 28, 2007 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	24.8
Consumer Staples	3.7
Energy	5.9
Financials	10.9
Health Care	12.0
Industrials	6.0
Information Technology	19.2
Materials	3.9
Telecommunication Services	0.5
Utilities	0.4
Short-Term Investments	9.7
Total Investments	97.0
Securities Sold Short	(27.9)
Other Assets and Liabilities, Net	30.9
100.0

See accompanying notes which are an integral part of the financial statements.

Directional Core Equity Fund
57

SSgA
Equity Funds

Notes to Schedules of Investments — February 28, 2007 (Unaudited)

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  At amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(W)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(Å)  All or a portion of the shares of this security are held as collateral in connection with securities sold short.

±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments
58

This page has been intentionally left blank.

SSgA
Equity Funds

Statement of Assets and Liabilities — February 28, 2007 (Unaudited)

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Core Opportunities Fund	Tuckerman Active REIT Fund	Aggressive Equity Fund
Assets
Investments, at identified cost	$217,747	$148,285	$106,059	$133,085	$48,533
Investments, at market*	259,337	159,229	121,716	246,684	53,470
Cash	17	—	—	25	4
Cash (restricted)	—	—	—	—	45
Deposits with brokers for securities sold short**	—	—	—	—	—
Receivables:
Dividends and interest	564	30	236	32	43
Investments sold	—	11,442	—	3,254	—
Fund shares sold	227	94	41	1,823	45
From Advisor	—	3	10	1	10
Daily variation margin on futures contracts	31	—	—	—	11
Prepaid expenses	6	2	4	11	1
Total assets	260,182	170,800	122,007	251,830	53,629
Liabilities
Payables:
Due to Custodian	—	676	—	—	—
Investments purchased	—	10,257	—	4,871	—
Fund shares redeemed	306	229	152	437	1
Accrued fees to affiliates	94	161	122	174	54
Other accrued expenses	20	78	32	20	27
Dividends for securities sold short	—	—	—	—	—
Securities sold short, at market value**	—	—	—	—	—
Payable upon return of securities loaned	18,079	31,356	8,791	12,072	10,793
Total liabilities	18,499	42,757	9,097	17,574	10,875
Net Assets	$241,683	$128,043	$112,910	$234,256	$42,754
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$609	$(64)	$134	$(578)	$(21)
Accumulated net realized gain (loss)	(68,560)	5,247	(73,674)	2,032	1,152
Unrealized appreciation (depreciation) on:
Investments	41,590	10,944	15,657	113,599	4,937
Futures contracts	(77)	—	—	—	(34)
Securities sold short**	—	—	—	—	—
Shares of beneficial interest	21	4	5	10	8
Additional paid-in capital	268,100	111,912	170,788	119,193	36,712
Net Assets	$241,683	$128,043	$112,910	$234,256	$42,754
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$11.27	$30.95	$21.83	$22.64	$5.08
Net assets	$241,682,983	$126,431,440	$112,800,683	$234,255,514	$42,451,311
Shares outstanding ($.001 par value)	21,440,997	4,084,907	5,167,319	10,345,357	8,361,603
Net asset value per share: Class R***	$—	$30.84	$21.76	$—	$5.04
Net assets	$—	$1,611,466	$108,956	$—	$303,002
Shares outstanding ($.001 par value)	—	52,249	5,008	—	60,057
Amounts in thousands
* Securities on loan included in investments	$17,837	$30,747	$8,581	$11,928	$10,654
** Proceeds on securities sold short	$—	$—	$—	$—	$—

***  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

Amounts in thousands	IAM SHARES Fund	Large Cap Growth Opportunities Fund	Large Cap Value Fund	Enhanced Small Cap Fund	Directional Core Equity Fund
Assets
Investments, at identified cost	$193,624	$17,514	$15,108	$30,397	$31,068
Investments, at market*	229,469	19,965	17,313	33,638	34,621
Cash	18	—	—	—	1,258
Cash (restricted)	—	—	—	46	—
Deposits with brokers for securities sold short**	—	—	—	—	9,108
Receivables:
Dividends and interest	498	27	41	27	30
Investments sold	—	—	—	3	662
Fund shares sold	1	477	451	—	—
From Advisor	—	10	8	10	7
Daily variation margin on futures contracts	44	—	—	12	—
Prepaid expenses	13	1	—	8	18
Total assets	230,043	20,480	17,813	33,744	45,704
Liabilities
Payables:
Due to Custodian	—	—	—	—	—
Investments purchased	—	—	—	—	—
Fund shares redeemed	—	—	—	—	2
Accrued fees to affiliates	91	18	16	26	48
Other accrued expenses	21	17	21	8	8
Dividends for securities sold short	—	—	—	—	2
Securities sold short, at market value**	—	—	—	—	9,953
Payable upon return of securities loaned	13,808	—	—	—	—
Total liabilities	13,920	35	37	34	10,013
Net Assets	$216,123	$20,445	$17,776	$33,710	$35,691
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$694	$(8)	$25	$28	$33
Accumulated net realized gain (loss)	(13,588)	199	873	763	(535)
Unrealized appreciation (depreciation) on:
Investments	35,845	2,451	2,205	3,241	3,553
Futures contracts	(84)	—	—	(24)	—
Securities sold short**	—	—	—	—	(813)
Shares of beneficial interest	20	2	1	3	3
Additional paid-in capital	193,236	17,801	14,672	29,699	33,450
Net Assets	$216,123	$20,445	$17,776	$33,710	$35,691
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$10.77	$11.26	$11.93	$12.36	$12.05
Net assets	$216,122,799	$20,444,877	$17,775,901	$33,709,571	$35,691,083
Shares outstanding ($.001 par value)	20,069,992	1,816,458	1,489,565	2,727,806	2,960,857
Net asset value per share: Class R***	$—	$—	$—	$—	$—
Net assets	$—	$—	$—	$—	$—
Shares outstanding ($.001 par value)	—	—	—	—	—
Amounts in thousands
* Securities on loan included in investments	$13,538	$—	$—	$—	$—
** Proceeds on securities sold short	$—	$—	$—	$—	$9,140

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

SSgA
Equity Funds

Statement of Operations — For the Period Ended February 28, 2007 (Unaudited)

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Core Opportunities Fund	Tuckerman Active REIT Fund	Aggressive Equity Fund
Investment Income
Dividends	$2,226	$691	$930	$2,058	$235
Dividends from affiliated money market fund	—	—	26	—	—
Interest	5	—	—	—	—
Securities lending income	9	37	4	12	10
Total investment income	2,240	728	960	2,070	245
Expenses
Advisory fees	294	496	449	697	169
Administrative fees	52	33	34	49	22
Custodian fees	32	40	27	25	27
Distribution fees	25	51	42	157	21
Distribution fees - Class R	—	4	—	—	1
Transfer agent fees	24	46	30	30	27
Professional fees	18	12	12	19	23
Registration fees	7	13	14	13	13
Shareholder servicing fees	50	42	89	63	6
Shareholder servicing fees - Class R	—	1	—	—	—
Trustees' fees	9	8	8	9	7
Insurance fees	2	6	2	1	1
Printing fees	7	19	5	8	3
Dividends from securities sold short	—	—	—	—	—
Miscellaneous	2	8	2	2	2
Expenses before reductions	522	779	714	1,073	322
Expense reductions	—	(1)	(55)	—	(73)
Net expenses	522	778	659	1,073	249
Net investment income (loss)	1,718	(50)	301	997	(4)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	4,852	7,838	6,930	5,851	2,201
Futures contracts	269	48	—	—	1
Net realized gain (loss)	5,121	7,886	6,930	5,851	2,202
Net change in unrealized appreciation (depreciation) on:
Investments	14,108	6,045	1,836	28,745	1,400
Futures contracts	(92)	(34)	—	—	(34)
Securities sold short	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	14,016	6,011	1,836	28,745	1,366
Net realized and unrealized gain (loss)	19,137	13,897	8,766	34,596	3,568
Net Increase (Decrease) in Net Assets from Operations	$20,855	$13,847	$9,067	$35,593	$3,564

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands	IAM SHARES Fund	Large Cap Growth Opportunities Fund	Large Cap Value Fund	Enhanced Small Cap Fund	Directional Core Equity Fund
Investment Income
Dividends	$2,128	$108	$194	$176	$219
Dividends from affiliated money market fund	—	6	4	—	—
Interest	5	—	—	1	177
Securities lending income	3	—	—	—	—
Total investment income	2,136	114	198	177	396
Expenses
Advisory fees	264	78	67	62	183
Administrative fees	48	18	18	19	19
Custodian fees	33	13	17	36	20
Distribution fees	54	2	2	2	17
Distribution fees - Class R	—	—	—	—	—
Transfer agent fees	16	16	12	12	13
Professional fees	15	9	17	11	12
Registration fees	7	6	6	10	10
Shareholder servicing fees	27	3	2	10	2
Shareholder servicing fees - Class R	—	—	—	—	—
Trustees' fees	9	7	6	7	6
Insurance fees	2	—	—	—	—
Printing fees	5	—	—	—	2
Dividends from securities sold short	—	—	—	—	26
Miscellaneous	2	1	1	—	—
Expenses before reductions	482	153	148	169	310
Expense reductions	—	(38)	(50)	(66)	(49)
Net expenses	482	115	98	103	261
Net investment income (loss)	1,654	(1)	100	74	135
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(230)	828	999	818	(515)
Futures contracts	354	—	—	116	—
Net realized gain (loss)	124	828	999	934	(515)
Net change in unrealized appreciation (depreciation) on:
Investments	15,982	904	344	1,958	2,922
Futures contracts	(194)	—	—	(30)	—
Securities sold short	—	—	—	—	(879)
Net change in unrealized appreciation (depreciation)	15,788	904	344	1,928	2,043
Net realized and unrealized gain (loss)	15,912	1,732	1,343	2,862	1,528
Net Increase (Decrease) in Net Assets from Operations	$17,566	$1,731	$1,443	$2,936	$1,663

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

SSgA
Equity Funds

Statement of Changes in Net Assets

	Disciplined Equity Fund		Small Cap Fund		Core Opportunities Fund		Tuckerman Active REIT Fund		Aggressive Equity Fund
Amounts in thousands	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,718	$3,398	$(50)	$(981)	$301	$549	$997	$2,716	$(4)	$233
Net realized gain (loss)	5,121	14,534	7,886	133,442	6,930	11,846	5,851	12,888	2,202	6,954
Net change in unrealized appreciation (depreciation)	14,016	2,165	6,011	(118,724)	1,836	(5,253)	28,745	23,290	1,366	(3,138)
Net increase (decrease) in net assets from operations	20,855	20,097	13,847	13,737	9,067	7,142	35,593	38,894	3,564	4,049
Distributions
From net investment income
Institutional Class	(2,046)	(3,306)	—	—	(368)*	(556)*	(2,082)	(2,519)	(242)	(83)
Class R	—	—	—	—	—	—	—	—	—	—
From net realized gain
Institutional Class	—	—	(6,517)	(32,804)	—	—	(13,742)	(5,078)	(6,960)	(3,488)
Class R	—	—	(81)	(45)	—	—	—	—	(37)	(14)
Net decrease in net assets from distributions	(2,046)	(3,306)	(6,598)	(32,849)	(368)	(556)	(15,824)	(7,597)	(7,239)	(3,585)
Share Transactions
Net increase (decrease) in net assets from share transactions	3,162	(34,179)	(5,554)	(675,494)	(14,712)	(30,602)	17,319	12,575	546	(11,096)
Redemption Fees	—	—	—	—	—	—	—	—	—	—
Total Net Increase (Decrease) in Net Assets	21,971	(17,388)	1,695	(694,606)	(6,013)	(24,016)	37,088	43,872	(3,129)	(10,632)
Net Assets
Beginning of period	219,712	237,100	126,348	820,954	118,923	142,939	197,168	153,296	45,883	56,515
End of period	$241,683	$219,712	$128,043	$126,348	$112,910	$118,923	$234,256	$197,168	$42,754	$45,883
Undistributed (overdistributed) net investment income included in net assets	$609	$937	$(64)	$(14)	$134	$201	$(578)	$507	$(21)	$225

*  Includes Class R distributions of less than $500.

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	IAM SHARES Fund		Large Cap Growth Opportunities Fund		Large Cap Value Fund		Enhanced Small Cap Fund		Directional Core Equity Fund
Amounts in thousands	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Fiscal Year Ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,654	$3,045	$(1)	$(6)	$100	$192	$74	$62	$135	$131
Net realized gain (loss)	124	(149)	828	300	999	1,942	934	1,238	(515)	260
Net change in unrealized appreciation (depreciation)	15,788	14,851	904	96	344	(151)	1,928	372	2,043	508
Net increase (decrease) in net assets from operations	17,566	17,747	1,731	390	1,443	1,983	2,936	1,672	1,663	899
Distributions
From net investment income
Institutional Class	(1,768)	(2,947)	—	—	(170)	(207)	(75)	(59)	(221)	(17)
Class R	—	—	—	—	—	—	—	—	—	—
From net realized gain
Institutional Class	—	—	—	—	(1,769)	(448)	(1,374)	(151)	(275)	—
Class R	—	—	—	—	—	—	—	—	—	—
Net decrease in net assets from distributions	(1,768)	(2,947)	—	—	(1,939)	(655)	(1,449)	(210)	(496)	(17)
Share Transactions
Net increase (decrease) in net assets from share transactions	701	(1,044)	(2,531)	1,894	473	1,045	15,127	1,520	9,933	20,337
Redemption Fees	—	—	—	—	—	—	—	—	2	—
Total Net Increase (Decrease) in Net Assets	16,499	13,756	(800)	2,284	(23)	2,373	16,614	2,982	11,102	21,219
Net Assets
Beginning of period	199,624	185,868	21,245	18,961	17,799	15,426	17,096	14,114	24,589	3,370
End of period	$216,123	$199,624	$20,445	$21,245	$17,776	$17,799	$33,710	$17,096	$35,691	$24,589
Undistributed (overdistributed) net investment income included in net assets	$694	$808	$(8)	$(7)	$25	$95	$28	$29	$33	$119

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

SSgA
Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Disciplined Equity Fund
February 28, 2007*	10.38	.08	.91	.99	(.10)	—	(.10)
August 31, 2006	9.65	.15	.72	.87	(.14)	—	(.14)
August 31, 2005	8.73	.15	.90	1.05	(.13)	—	(.13)
August 31, 2004	7.97	.11	.76	.87	(.11)	—	(.11)
August 31, 2003	7.36	.10	.61	.71	(.10)	—	(.10)
August 31, 2002	8.83	.09	(1.48)	(1.39)	(.08)	—	(.08)
Small Cap Fund
Insititutional Class
February 28, 2007*	29.32	(.01)	3.17	3.16	—	(1.53)	(1.53)
August 31, 2006	29.86	(.08)	.76	.68	— (b)	(1.22)	(1.22)
August 31, 2005	24.85	(.03)	6.34	6.31	—	(1.30)	(1.30)
August 31, 2004	22.25	(.03)	2.67	2.64	(.04)	—	(.04)
August 31, 2003	18.41	.06	3.80	3.86	(.02)	—	(.02)
August 31, 2002	19.60	— (b)	(1.17)	(1.17)	(.02)	—	(.02)
Class R
February 28, 2007*	29.28	(.08)	3.17	3.09	—	(1.53)	(1.53)
August 31, 2006	29.80	(.24)	.94	.70	—	(1.22)	(1.22)
August 31, 2005	24.86	(.15)	6.39	6.24	—	(1.30)	(1.30)
August 31, 2004 (1)	24.48	— (b)	.38	.38	—	—	—
Core Opportunities Fund
Insititutional Class
February 28, 2007*	20.32	.05	1.52	1.57	(.06)	—	(.06)
August 31, 2006	19.39	.08	.93	1.01	(.08)	—	(.08)
August 31, 2005	17.37	.17	1.99	2.16	(.14)	—	(.14)
August 31, 2004	17.03	.05	.35	.40	(.06)	—	(.06)
August 31, 2003	15.33	.05	1.69	1.74	(.04)	—	(.04)
August 31, 2002	18.86	(.01)	(3.52)	(3.53)	—	—	—
Class R
February 28, 2007*	20.25	— (b)	1.52	1.52	(.01)	—	(.01)
August 31, 2006	19.35	— (b)	.91	.91	(.01)	—	(.01)
August 31, 2005	17.38	.02	2.10	2.12	(.15)	—	(.15)
August 31, 2004 (1)	17.77	.02	(.41)	(.39)	—	—	—
Tuckerman Active REIT Fund
February 28, 2007*	20.55	.10	3.60	3.70	(.21)	(1.40)	(1.61)
August 31, 2006	17.05	.30	4.06	4.36	(.28)	(.58)	(.86)
August 31, 2005	14.20	.34	3.62	3.96	(.34)	(.77)	(1.11)
August 31, 2004	11.45	.34	3.15	3.49	(.34)	(.40)	(.74)
August 31, 2003	10.61	.52	.84	1.36	(.52)	—	(.52)
August 31, 2002	10.24	.51	.36	.87	(.50)	—	(.50)

* For the six months ended February 28, 2007 (Unaudited).
(1) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a) Average month-end shares outstanding were used for this calculation.
(b) Less than $0.005 per share.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
The custody credit arrangements had an impact of less than .005% per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Disciplined Equity Fund
February 28, 2007*	11.27	9.54	241,683	.45	.45	1.46	25.52
August 31, 2006	10.38	9.10	219,712	.45	.46	1.47	43.78
August 31, 2005	9.65	12.14	237,100	.46	.46	1.60	33.64
August 31, 2004	8.73	10.93	251,932	.41	.41	1.30	35.70
August 31, 2003	7.97	9.83	223,408	.38	.56	1.39	28.15
August 31, 2002	7.36	(15.93)	271,982	.46	.96	1.01	20.50
Small Cap Fund
Insititutional Class
February 28, 2007*	30.95	10.89	126,431	1.17	1.17	(.07)	68.40
August 31, 2006	29.32	2.59	124,775	1.10	1.10	(.30)	82.88
August 31, 2005	29.86	26.06	820,473	1.05	1.05	(.10)	83.81
August 31, 2004	24.85	11.87	531,343	1.04	1.04	(.13)	122.11
August 31, 2003	22.25	21.00	362,945	1.04	1.04	.34	114.42
August 31, 2002	18.41	(5.95)	266,972	1.08	1.08	.01	80.16
Class R
February 28, 2007*	30.84	10.66	1,612	1.60	1.73	(.52)	68.40
August 31, 2006	29.28	2.66	1,574	1.60	1.70	(.79)	82.88
August 31, 2005	29.80	25.75	481	1.54	1.54	(.52)	83.81
August 31, 2004 (1)	24.86	1.55	10	.90	.90	(.06)	122.11
Core Opportunities Fund
Insititutional Class
February 28, 2007*	21.83	7.76	112,801	1.10	1.19	.50	28.35
August 31, 2006	20.32	5.22	118,785	1.10	1.16	.41	60.51
August 31, 2005	19.39	12.47	142,823	1.10	1.13	.93	58.97
August 31, 2004	17.37	2.32	312,248	1.06	1.06	.27	57.31
August 31, 2003	17.03	11.37	377,374	1.10	1.11	.34	40.01
August 31, 2002	15.33	(18.72)	329,920	1.10	1.20	(.06)	45.27
Class R
February 28, 2007*	21.76	7.51	109	1.58	1.67	— (b)	28.35
August 31, 2006	20.25	4.68	138	1.60	1.66	.01	60.51
August 31, 2005	19.35	12.21	116	1.60	1.66	.08	58.97
August 31, 2004 (1)	17.38	(2.18)	10	.91	.91	.31	57.31
Tuckerman Active REIT Fund
February 28, 2007*	22.64	18.78	234,256	1.00	1.00	.93	20.86
August 31, 2006	20.55	26.82	197,168	1.00	1.05	1.66	36.14
August 31, 2005	17.05	28.97	153,296	1.00	1.08	2.18	34.88
August 31, 2004	14.20	31.46	124,704	1.00	1.10	2.71	51.86
August 31, 2003	11.45	13.48	108,564	1.00	1.13	5.03	54.97
August 31, 2002	10.61	8.85	92,888	1.00	1.07	4.97	45.66

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA
Equity Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Aggressive Equity Fund
Insititutional Class
February 28, 2007*	5.55	—	(b)	.42	.42	(.03)	(.86)	(.89)
August 31, 2006	5.52	.02		.37	.39	(.01)	(.35)	(.36)
August 31, 2005	4.94	.04		.61	.65	(.07)	—	(.07)
August 31, 2004	4.56	.03		.35	.38	—	—	—
August 31, 2003	3.88	—	(b)	.68	.68	—	—	—
August 31, 2002	4.38	(.01)		(.49)	(.50)	—	—	—
Class R
February 28, 2007*	5.51	(.01)		.40	.39	— (b)	(.86)	(.86)
August 31, 2006	5.50	—	(b)	.36	.36	— (b)	(.35)	(.35)
August 31, 2005	4.94	—	(b)	.63	.63	(.07)	—	(.07)
August 31, 2004 (1)	4.90	.01		.03	.04	—	—	—
IAM SHARES Fund
February 28, 2007*	9.98	.08		.80	.88	(.09)	—	(.09)
August 31, 2006	9.26	.15		.71	.86	(.14)	—	(.14)
August 31, 2005	8.48	.16		.76	.92	(.14)	—	(.14)
August 31, 2004	7.80	.11		.68	.79	(.11)	—	(.11)
August 31, 2003	7.11	.10		.69	.79	(.10)	—	(.10)
August 31, 2002	8.85	.08		(1.74)	(1.66)	(.08)	—	(.08)
Large Cap Growth Opportunities Fund
February 28, 2007*	10.39	—	(b)	.87	.87	—	—	—
August 31, 2006	10.21	—	(b)	.18	.18	—	—	—
August 31, 2005	9.37	.05		.84	.89	(.05)	—	(.05)
August 31, 2004 (2)	10.00	—	(b)	(.63)	(.63)	—	—	—
Large Cap Value Fund
February 28, 2007*	12.30	.07		.90	.97	(.12)	(1.22)	(1.34)
August 31, 2006	11.40	.13		1.24	1.37	(.15)	(.32)	(.47)
August 31, 2005	9.73	.12		1.63	1.75	(.08)	—	(.08)
August 31, 2004 (2)	10.00	.03		(.30)	(.27)	—	—	—
Enhanced Small Cap Fund
February 28, 2007*	11.72	.03		1.41	1.44	(.04)	(.76)	(.80)
August 31, 2006	10.85	.04		.98	1.02	(.04)	(.11)	(.15)
August 31, 2005 (3)	10.00	.02		.83	.85	—	—	—
Directional Core Equity Fund
February 28, 2007*	11.54	.05		.67	.72	(.09)	(.12)	(.21)
August 31, 2006	10.63	.11		.85	.96	(.05)	—	(.05)
August 31, 2005 (4)	10.00	.02		.61	.63	—	—	—

* For the six months ended February 28, 2007 (Unaudited).
(1) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(2) For the period March 30, 2004 (commencement of operations) to August 31, 2004.
(3) For the period March 22, 2005 (commencement of operations) to August 31, 2005.
(4) For the period May 11, 2005 (commencement of operations) to August 31, 2005.
(a) Average month-end shares outstanding were used for this calculation.
(b) Less than $0.005 per share.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
The custody credit arrangements had an impact of less than .005% per share.
(f) The annualized net expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the Adviser.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)		% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Aggressive Equity Fund
Insititutional Class
February 28, 2007*	5.08	8.02	42,451	1.10		1.42	(.01)	48.71
August 31, 2006	5.55	7.65	45,657	1.10		1.33	.45	118.13
August 31, 2005	5.52	13.16	56,264	1.10		1.31	.80	147.56
August 31, 2004	4.94	8.42	66,161	1.10		1.14	.54	185.26
August 31, 2003	4.56	17.53	73,602	1.10		1.24	.09	115.51
August 31, 2002	3.88	(11.42)	59,588	1.10		1.11	(.25)	251.64
Class R
February 28, 2007*	5.04	7.57	303	1.53		2.00	(.43)	48.71
August 31, 2006	5.51	7.11	226	1.60		1.92	(.04)	118.13
August 31, 2005	5.50	12.70	251	1.60		1.92	(.07)	147.56
August 31, 2004 (1)	4.94	1.02	10	1.02		1.17	.42	185.26
IAM SHARES Fund
February 28, 2007*	10.77	8.84	216,123	.46		.46	1.57	.59
August 31, 2006	9.98	9.38	199,624	.47		.47	1.51	12.05
August 31, 2005	9.26	10.95	185,868	.46		.46	1.76	13.19
August 31, 2004	8.48	10.18	167,627	.44		.44	1.35	3.44
August 31, 2003	7.80	11.26	152,106	.42		.42	1.46	4.95
August 31, 2002	7.11	(18.94)	139,762	.52		.52	.97	9.44
Large Cap Growth Opportunities Fund
February 28, 2007*	11.26	8.37	20,445	1.10		1.46	(.01)	28.48
August 31, 2006	10.39	1.76	21,245	1.10		1.44	(.03)	62.30
August 31, 2005	10.21	9.51	18,961	1.10		1.63	.47	77.33
August 31, 2004 (2)	9.37	(6.30)	19,066	1.10		2.24	(.05)	142.06
Large Cap Value Fund
February 28, 2007*	11.93	8.28	17,776	1.10		1.66	1.12	51.38
August 31, 2006	12.30	12.50	17,799	1.10		1.65	1.15	98.32
August 31, 2005	11.40	18.05	15,426	1.10		1.80	1.11	85.83
August 31, 2004 (2)	9.73	(2.70)	15,728	1.10		2.62	.82	143.07
Enhanced Small Cap Fund
February 28, 2007*	12.36	12.68	33,710	.75		1.22	.53	22.74
August 31, 2006	11.72	9.54	17,096	.75		1.55	.36	75.71
August 31, 2005 (3)	10.85	8.50	14,114	.75		2.73	.54	23.80
Directional Core Equity Fund
February 28, 2007*	12.05	6.29	35,691	1.78	(f)	2.12	.92	72.93
August 31, 2006	11.54	9.06	24,589	1.79	(f)	2.61	.95	108.05
August 31, 2005 (4)	10.63	6.30	3,370	1.81	(f)	6.14	.48	95.09

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA

Equity Funds

Notes to Financial Statements — February 28, 2007 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of February 28, 2007. These financial statements report on 10 Funds, the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Aggressive Equity Fund; SSgA IAM SHARES Fund, SSgA Large Cap Growth Opportunities Fund, SSgA Large Cap Value Fund, SSgA Enhanced Small Cap Fund, and the SSgA Directional Core Equity Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each of the Funds is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R prospectus for the Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund became effective. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution pursuant to a contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price. Investments in other mutual funds are valued at the net asset value per share.

International securities traded on a national securities exchange or over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with the Investment Company's Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. In certain cases, fair valuation might require that prices are derived analytically or be subject to estimation in accordance with the Securities Valuation Procedures. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds securities. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

and the time the net asset value of Fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each of the applicable Funds when the Investment Company deems that the particular event or circumstance would materially affect such fund's net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, and interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended as described in Subchapter M of the code. This requires each Fund to distribute substantially all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2006, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
	08/31/09	08/31/10	08/31/11	08/31/12	08/31/13	08/31/14	Totals
Disciplined Equity	$—	$33,417,041	$18,406,161	$19,079,919	$—	$—	$70,903,121
Core Opportunities	—	8,046,729	46,439,764	19,132,187	6,690,205	—	80,308,885
IAM SHARES	781,077	1,240,367	8,639,128	1,396,174	859,207	—	12,915,953
Large Cap Growth Opportunities	—	—	—	—	340,199	255,939	596,138

As of February 28, 2007, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity	IAM SHARES	Large Cap Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity
Cost of Investments for Tax Purposes	$220,645,853	$148,287,318	$106,315,496	$133,639,751$	48,561,875	$194,000,279	$17,525,671	$15,117,084	$30,399,442	$31,079,620
Gross Tax Unrealized Appreciation	44,246,032	15,319,752	16,303,473	113,044,006	5,538,524	53,550,448	2,677,714	2,379,781	4,401,530	4,006,454
Gross Tax Unrealized Depreciation	(5,555,048)	(4,377,773)	(903,329)	—	(629,945)	(18,082,195)	(238,486)	(184,059)	(1,162,883)	(465,909)
Net Tax Unrealized Appreciation (Depreciation)	$38,690,984	$10,941,979	$15,400,144	$113,044,006	$4,908,579	$35,468,253	$2,439,228	$2,195,722	$3,238,647	$3,540,545

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2005 to August 31, 2006 in the amount of $342,475 for the IAM SHARES Fund, and treat it as arising in the fiscal year 2007.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the funds on a daily basis, the first day the daily NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid on the following frequency:

Disciplined Equity	Quarterly
Small Cap	Annually
Core Opportunities	Quarterly
Tuckerman Active REIT	Monthly
Aggressive Equity	Annually
IAM SHARES	Quarterly
Large Cap Value	Annually
Large Cap Growth Opportunities	Annually
Enhanced Small Cap	Annually
Directional Core Equity	Annually

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes (GAAP). These differences relate primarily to investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid in capital.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to Funds are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund offer Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Redemption Fees

To discourage short-term trading, redemptions (including exchanges) of shares of the Directional Core Equity Fund executed within 60 days of the date of purchase were subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees were paid directly to the Fund. Redemption of shares acquired as a result of reinvesting distributions were not subject to the redemption fee. As of the period ended February 28, 2007, the Directional Core Equity Fund received $2,124 in redemption fees.

Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares of the Directional Core Equity Fund are no longer subject to a redemption fee.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of February 28, 2007, the Funds had cash collateral balances held in connection with futures contracts purchased (sold) as follows:

Funds
Aggressive Equity	$44,800
Enhanced Small Cap	45,783

Short Sales

The SSgA Directional Core Equity Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities

For the period ended February 28, 2007, purchases and sales of investment securities, excluding short-term investments and futures contracts were as follows:

Funds	Purchases	Sales	Funds	Purchases	Sales
Disciplined Equity	$61,286,131	$59,119,699	IAM SHARES	$1,229,582	$2,173,486
Small Cap	89,201,276	97,862,275	Large Cap Growth Opportunities	5,913,876	8,997,844
Core Opportunities	33,745,700	48,907,521	Large Cap Value	9,151,716	10,998,285
Tuckerman Active REIT	46,839,952	44,303,910	Enhanced Small Cap	18,845,761	6,084,074
Aggressive Equity	21,858,417	29,726,341	Directional Core Equity	24,401,031	20,163,215

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State State Street Bank and Trust ("Custodian" or "State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Adviser.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of February 28, 2007, there was no non-cash collateral received for the securities on loan.

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Tuckerman Group, LLC serves as the investment sub-adviser (the "Sub-Adviser") for the Tuckerman Active REIT Fund. The Adviser provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the Sub-Adviser. The Adviser, Sub-Adviser and other advisory affiliates of State Street make up State Street Global Advisers, the investment management arm of State Street and its affiliated companies, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds		%Funds	%
Disciplined Equity	0.25	IAM SHARES	0.25
Small Cap	0.75	Large Cap Growth Opportunities	0.75
Core Opportunities	0.75	Large Cap Value	0.75
Tuckerman Active REIT	0.65	Enhanced Small Cap	0.45
Aggressive Equity	0.75	Directional Core Equity	1.25

If the total expenses of the Institutional Class are above its cap, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of its average daily net assets of Class R. If after waiving the full.70% of the average daily net assets of Class R, Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap.

The Distributor has contractually agreed to waive up to .70% of the Small Cap Fund Class R for distribution and service fees in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and expenses). The total amount of waiver for the period ended February 28, 2007 was $983. There were no reimbursements for the period ended February 28, 2007.

The Adviser has contractually agreed to waive up to the full amount of the Core Opportunities Fund's advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.10% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the period ended February 28, 2007 was $54,774 for the Institutional Class and $62 for Class R. There were no reimbursements for the Institutional Class or Class R for the period ended February 28, 2007.

The Adviser has contractually agreed to waive up to the full amount of the Tuckerman Active REIT Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.00% of its average daily net assets on an annual basis until December 31,

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

2007 (exclusive of non-recurring account fees and extraordinary expenses). There were no waivers or reimbursements for the period ended February 28, 2007.

The Adviser has contractually agreed to waive up to the full amount of Aggressive Equity Fund's advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.10% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the period ended February 28, 2007 was $72,521 for the Institutional Class and $430 for Class R. There were no reimbursements for the Institutional Class or Class R for the period ended February 28, 2007.

The Adviser has contractually agreed to waive up to the full amount of the IAM SHARES Fund's advisory fees and to reimburse the Fund for all expenses in excess of .65% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and expenses). There were no waivers or reimbursements for the period ended February 28, 2007.

The Adviser has contractually agreed to waive up to the full amount of the Large Cap Growth Opportunities Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and expenses). The total amount of waiver for the period ended February 28, 2007 was $38,005. There were no reimbursements for the period ended February 28, 2007.

The Adviser has contractually agreed to waive up to the full amount of the Large Cap Value Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and expenses). The total amount of waiver for the period ended February 28, 2007 was $49,951. There were no reimbursements for the period ended February 28, 2007.

The Adviser has contractually agreed to waive up to the full amount of the Enhanced Small Cap Fund's advisory fees and to reimburse the Fund for all expenses in excess of .75% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and expenses). The total amount of waiver for the period ended February 28, 2007 was $65,161. There were no reimbursements for the period ended February 28, 2007.

The Adviser has contractually agreed to waive up to the full amount of the Directional Core Equity Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees, extraordinary expenses and dividends and interest on securities sold short). The total amount of the waiver for the period ended February 28, 2007 was $49,045. There were no reimbursements for the period ended February 28, 2007.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay the State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2007, $1,205,223 of the Prime Money Market Fund's net assets represents investments by these Funds, and $212,804,954 represents the investments of other affiliated Funds not presented herein.

Effective September 1, 2006, the Adviser has voluntarily agreed to waive a portion of the Fund's advisory fee equal to the advisory fee paid by the Fund to the SSgA Prime Money Market Fund. For the period ended February 28, 2007, the advisory fees waived are as follows:

Funds	Amount
Core Opportunities	$119
Large Cap Growth Opportunities	20
Large Cap Value	17

Boston Financial Data Services ("BFDS") serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each management company.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid	Funds	Amount Paid
Disciplined Equity	$120	IAM SHARES	$188
Small Cap	228	Large Cap Growth Opportunities	1
Core Opportunities	72	Large Cap Value	5
Tuckerman Active REIT	48	Enhanced Small Cap	435
Aggressive Equity	72	Directional Core Equity	446

Administrator

The Investment Company has an administration agreement with Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis.

The annual fee is based on the following percentages of the average daily net assets of all nine of the Investment Company's U.S. Equity portfolios: $0 to $2 billion — .0315%; over $2 billion — .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class of the Funds pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all institutional class shares held by or for customers of these Agents. For the six months ended February 28, 2007, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street	Global Markets	CitiStreet
Disciplined Equity	$29,354	$473	$1,676
Small Cap	16,320	836	636
Core Opportunities	14,954	4,405	2,605
Tuckerman Active REIT	26,821	879	3,960
Aggressive Equity	5,612	—	—
IAM SHARES	26,426	—	758
Large Cap Growth Opportunities	2,616	—	—
Large Cap Value	2,234	—	—
Enhanced Small Cap	3,464	—	—
Directional Core Equity	1,569	—	—

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2007.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 under the 1940 Act (the "R Plan"). Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund's average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and financial intermediaries. The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund's average net asset value per year. Payments to the Distributor for distribution and shareholder services to a Fund are not permitted by the R Plan to exceed 0.05% of the funds average daily net assets per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect. There were no carryover expenses as of February 28, 2007.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the six months ended February 28, 2007, the Small Cap Fund paid $797 the Core Opportunities Fund paid $69 and the Aggressive Equity Fund paid $134.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of February 28, 2007 were as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity	IAM SHARES	Large Cap Growth Opportunities
Advisory fees	$47,511	$78,376	$67,653	$118,303	$25,571	$42,610	$11,835
Administration fees	8,915	5,317	5,275	8,296	3,182	7,967	2,883
Custodian fees	4,393	6,466	1	—	3,609	5,093	—
Distribution fees	11,970	42,803	13,124	30,684	8,827	21,276	804
Shareholder servicing fees	6,328	610	17,003	8,299	1,176	4,288	205
Transfer agent fees	11,170	20,182	15,444	5,358	9,564	6,419	1,963
Trustees' fees	3,960	7,196	3,176	2,633	2,467	3,596	410
	$94,247	$160,950	$121,676	$173,573	$54,396	$91,249	$18,100

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

	Large Cap Value	Enhanced Small Cap	Directional Core Equity
Advisory fees	$10,285	$11,671	$33,141
Administration fees	2,430	2,975	3,158
Custodian fees	—	2,638	5,583
Distribution fees	630	1,063	—
Shareholder servicing fees	344	1,389	468
Transfer agent fees	1,642	5,455	3,394
Trustees' fees	703	1,000	1,763
	$16,034	$26,191	$47,507

Beneficial Interest

As of February 28, 2007, the following table includes shareholders (four of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Small Cap	1	18.0
Core Opportunities	2	46.4
Tuckerman Active REIT	2	66.8
Aggressive Equity	3	81.4
IAM SHARES	1	89.6
Large Cap Growth Opportunities	3	96.9
Large Cap Value	2	86.4
Enhanced Small Cap	2	44.2
Directional Core Equity	2	43.3

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Disciplined Equity	February 28, 2007	August 31, 2006	February 28, 2007	August 31, 2006
Proceeds from shares sold	1,986	2,354	$22,326	$23,718
Proceeds from reinvestment of distributions	33	50	361	500
Payments for shares redeemed	(1,736)	(5,806)	(19,525)	(58,397)
Total net increase (decrease)	283	(3,402)	$3,162	$(34,179)

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Small Cap	February 28, 2007	August 31, 2006	February 28, 2007	August 31, 2006
Institutional Class
Proceeds from shares sold	428	1,947	$13,016	$58,014
Proceeds from reinvestment of distributions	207	1,187	6,328	32,640
Payments for shares redeemed	(806)	(26,359)	(24,858)	(767,298)
	(171)	(23,225)	(5,514)	(676,644)
Class R
Proceeds from shares sold	11	53	334	1,607
Proceeds from reinvestment of distributions	2	2	81	45
Payments for shares redeemed	(15)	(17)	(455)	(502)
	(2)	38	(40)	1,150
Total net increase (decrease)	(173)	(23,187)	$(5,554)	$(675,494)
Core Opportunities
Institutional Class
Proceeds from shares sold	269	590	$5,790	$11,816
Proceeds from reinvestment of distributions	17	26	343	517
Payments for shares redeemed	(963)	(2,136)	(20,805)	(42,949)
	(677)	(1,520)	(14,672)	(30,616)
Class R
Proceeds from shares sold	—	16	—	319
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(2)	(15)	(40)	(305)
	(2)	1	(40)	14
Total net increase (decrease)	(679)	(1,519)	$(14,712)	$(30,602)
Tuckerman Active REIT
Proceeds from shares sold	3,498	3,650	$77,348	$67,018
Proceeds from reinvestment of distributions	714	417	14,971	6,987
Payments for shares redeemed	(3,462)	(3,465)	(75,000)	(61,430)
Total net increase (decrease)	750	602	$17,319	$12,575
Aggressive Equity
Institutional Class
Proceeds from shares sold	302	731	$1,576	$3,933
Proceeds from reinvestment of distributions	1,430	698	7,189	3,566
Payments for shares redeemed	(1,596)	(3,396)	(8,315)	(18,570)
	136	(1,967)	450	(11,096)

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Class R	February 28, 2007	August 31, 2006	February 28, 2007	August 31, 2006
Proceeds from shares sold	22	7	109	36
Proceeds from reinvestment of distributions	7	3	36	14
Payments for shares redeemed	(10)	(14)	(49)	(77)
	19	(4)	96	(27)
Total net increase (decrease)	155	(1,971)	$546	$(11,096)
IAM SHARES
Proceeds from shares sold	27	1,638	$292	$15,681
Proceeds from reinvestment of distributions	153	275	1,591	2,634
Payments for shares redeemed	(110)	(1,977)	(1,182)	(19,359)
Total net increase (decrease)	70	(64)	$701	$(1,044)
Large Cap Growth Opportunities
Proceeds from shares sold	90	276	$1,018	$2,807
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(319)	(87)	(3,549)	(913)
Total net increase (decrease)	(229)	189	$(2,531)	$1,894
Large Cap Value
Proceeds from shares sold	67	145	$801	$1,682
Proceeds from reinvestment of distributions	166	59	1,938	654
Payments for shares redeemed	(191)	(110)	(2,266)	(1,291)
Total net increase (decrease)	42	94	$473	$1,045
Enhanced Small Cap
Proceeds from shares sold	1,279	451	$15,279	$5,129
Proceeds from reinvestment of distributions	112	14	1,329	152
Payments for shares redeemed	(122)	(308)	(1,481)	(3,761)
Total net increase (decrease)	1,269	157	$15,127	$1,520
Directional Core Equity
Proceeds from shares sold	941	1,883	$11,270	$21,118
Proceeds from reinvestment of distributions	42	2	495	17
Payments for shares redeemed	(153)	(71)	(1,832)	(798)
Total net increase (decrease)	830	1,814	$9,933	$20,337

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2007 (Unaudited)

6.  Interfund Lending Program

The Investment Company has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Investment Company has may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Investment Company will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the six months ended February 28, 2007, the Funds did not utilize the Interfund Lending Program.

7.  Dividends

On March 1, 2007, the Funds declared the following dividends from net investment income payable on March 7, 2007 to shareholders on record March 2, 2007:

Funds	Net Investment Income
Disciplined Equity	$0.0256
Core Opportunities	0.0213
Tuckerman Active REIT	0.0049
IAM SHARES	0.0320

Notes to Financial Statements

SSgA
Equity Funds

Shareholder Requests for Additional Information — February 28, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) (i)  without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2007 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 46 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 67 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26	Listed under Principal Occupations

William L. Marshall Age 64 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 50 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 58 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 61 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	Listed under Principal Occupations

Bruce D. Taber Age 63 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Henry W. Todd Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 41 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, streetTRACKS Series Trust and streetTRACKS Index Shares Trust; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds (registered investment companies).

Ellen M. Needham Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment adviser); and • 2006 to present; Vice President (2000 to 2006, Principal), State Street Global Advisers.

Mark E. Swanson Age 43 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors; and • 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Assistant Secretary and US General Counsel, Frank Russell Company, Russell Investment Management Company, Russell Trust Company, Russell Fund Distributors Inc., Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services); Director, Secretary and U.S. General Counsel, Russell Real Estate Advisors Inc.; Secretary and U.S. General Counsel, Russell Institutional Services, Inc.; Russell Trust Company; A Street Investment Associates, Inc.; and Russell Corporate Ventures, Inc.

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Secretary and Chief Legal Officer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Fund Management and Service Providers

DESAR-02/07 (48390)

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5.  Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  Members of the standing audit committee include the Independent Trustees of the Registrant other than the Independent Chairman, who participates ex officio:  William L. Marshall, Chairman; Henry W. Todd, Vice Chairman and Audit Committee Financial Expert; Richard D. Shirk, Audit Committee Financial Expert; Steven J. Mastrovich, Member; Patrick J. Riley, Member; Bruce D. Taber, Member.

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12.  Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President, Chief Executive Officer and Principal Executive Officer

Date:	04-25-2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President, Chief Executive Officer and Principal Executive Officer

Date:	04-25-2007

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	04-23-2007